File Nos. 333-82329 and 811-05618

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         (  )
           Pre-Effective Amendment No.                                 (  )
                                            ------------
                                            ------------
           Post-Effective Amendment No.         20                      (X)
                                            ------------
                                                  and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (  )
           Amendment No.                        237                     (X)
                                            ------------


                        (CHECK APPROPRIATE BOX OR BOXES.)

                         ALLIANZ LIFE VARIABLE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                               (NAME OF DEPOSITOR)

               5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (763) 765-2913
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                   STEWART D. GREGG, SENIOR SECURITIES COUNSEL
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 GOLDEN HILLS DRIVE
                           MINNEAPOLIS, MN 55416-1297
                                 (763) 765-2913
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE
BOX):

____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X_ on May 1, 2008 pursuant to paragraph (b) of Rule 485

____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

____ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING:

____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING:
May 1, 2008

TITLES OF SECURITIES BEING REGISTERED:
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

                               PART A - PROSPECTUS

               THE ALLIANZ ALTERITY(TM) VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                       ALLIANZ LIFE(R) VARIABLE ACCOUNT B

                                       AND

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 13) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS

PROSPECTUS.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is "deferred" because you do not have to begin receiving regular Annuity Payments immediately.

The Contract offers the PRIME Plus Benefit that includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). We designed the PRIME Plus Benefit to give you options for turning your accumulated retirement assets into a stream of retirement income. The PRIME Plus Benefit carries a higher Contract expense.


Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: May 1, 2008


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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
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
                                       2


This prospectus contains information on currently offered Contracts. Information regarding the product features and expenses of older Contracts that we no longer offer can be found in the SAI.

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choice we offer under our general account is the DCA Fixed Option. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future. CONTRACTS WITH THE PRIME PLUS BENEFIT MAY BE SUBJECT TO RESTRICTIONS ON ALLOCATIONS AND TRANSFERS INTO CERTAIN INVESTMENT OPTIONS.


INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

--------------------------------------------------------------------------------


AIM
AZL(R) AIM International Equity Fund

BLACKROCK
AZL(R) Money Market Fund
BlackRock Global Allocation V.I. Fund

CLEARBRIDGE
AZL(R) LMP Large Cap Growth Fund

COLUMBIA
AZL(R) Columbia Technology Fund

DAVIS
AZL(R) Davis NY Venture Fund
Davis VA Financial Portfolio
Davis VA Value Portfolio(1)

DREYFUS
AZL(R) Dreyfus Founders Equity Growth Fund
AZL(R) Dreyfus Premier Small Cap Value Fund
AZL(R) S&P 500 Index Fund
AZL(R) Small Cap Stock Index Fund
Dreyfus IP Small Cap Stock Index Portfolio(3)
Dreyfus Stock Index Fund, Inc. (3)

FIRST TRUST
AZL(R) First Trust Target Double Play Fund

FRANKLIN TEMPLETON
AZL(R) Franklin Small Cap Value Fund
Franklin Global Communications Securities Fund
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund(2)
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund(3)
Templeton Foreign Securities Fund
Templeton Global Income Securities Fund
Templeton Growth Securities Fund

FUSION PORTFOLIOS
AZL(R) Fusion Balanced Fund
AZL(R) Fusion Growth Fund
AZL(R) Fusion Moderate Fund

JENNISON
AZL(R) Jennison 20/20 Focus Fund
AZL(R) Jennison Growth Fund
Jennison 20/20 Focus Portfolio(3)

LEGG MASON
AZL(R) Legg Mason Growth Fund
AZL(R) Legg Mason Value Fund

NEUBERGER BERMAN
AZL(R) Neuberger Berman Regency Fund

NICHOLAS-APPLEGATE
AZL(R) NACM International Fund

OPPENHEIMER CAPITAL
AZL(R) OCC Opportunity Fund
AZL(R) OCC Value Fund
OpCap Mid Cap Portfolio(4)

OPPENHEIMER FUNDS
AZL(R) Oppenheimer Global Fund
AZL(R) Oppenheimer International Growth Fund
AZL(R) Oppenheimer Main Street Fund
Oppenheimer Global Securities Fund/VA(1)
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund(R)/VA(1)

PIMCO
AZL(R) PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS(R) Growth and Income Portfolio
PIMCO VIT Total Return Portfolio

PRUDENTIAL
SP International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

SCHRODER
AZL(R) Schroder Emerging Markets Equity Fund
AZL(R) Schroder International Small Cap Fund

SELIGMAN
Seligman Smaller-Cap Value Portfolio(1)

TARGETPLUS PORTFOLIOS
AZL TargetPLUS(SM) Balanced Fund
AZL TargetPLUS(SM) Equity Fund
AZL TargetPLUS(SM) Growth Fund
AZL TargetPLUS(SM) Moderate Fund

TURNER
AZL(R) Turner Quantitative Small Cap Growth Fund

VAN KAMPEN
AZL(R) Van Kampen Comstock Fund
AZL(R) Van Kampen Equity and Income Fund
AZL(R) Van Kampen Global Franchise Fund
AZL(R) Van Kampen Global Real Estate Fund
AZL(R) Van Kampen Growth and Income Fund
AZL(R) Van Kampen Mid Cap Growth Fund

(1) The Investment Option is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in the Investment Option on April 30, 2004.

(2) The Franklin Small Cap Value Securities Fund is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.

(3) We have filed an exemptive order application with the SEC requesting the following substitutions. If the order is issued, the shares of the replacement Investment Options will be exchanged for the replaced Investment Options, and shares of the replaced Investment Options will no longer be available through the Contracts. It is currently anticipated that if the SEC grants the relief requested, the substitutions will occur in 2008.

REPLACEMENT INVESTMENT OPTION                 REPLACED INVESTMENT OPTION
--------------------------------------------- -------------------------------------------
AZL Jennison 20/20 Focus Fund                 Jennison 20/20 Focus Portfolio
AZL S&P 500 Index Fund                        Dreyfus Stock Index Fund, Inc.
AZL Small Cap Stock Index Fund                Dreyfus IP Small Cap Stock Index Portfolio
AZL Schroder Emerging Markets Equity Fund     Templeton Developing Markets Securities Fund

(4) A fund of the Premier VIT series.

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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
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
                                       3


--------------------------------------------------------------------------------
TABLE OF CONTENTS

Fee Tables............................................5
    Contract Owner Transaction Expenses...............5
    Contract Owner Periodic Expenses..................6
    Annual Operating Expenses of the
       Investment Options.............................7
    Examples..........................................7

1.  The Variable Annuity Contract.....................9
    Ownership........................................10

2.  Purchase.........................................11
    Purchase Payments................................11
    Automatic Investment Plan (AIP)..................12
    Allocation of Purchase Payments..................12
    Tax-Free Section 1035 Exchanges..................13
    Faxed Applications...............................13
    Free Look/Right to Examine.......................13
    Accumulation Units/Computing the Contract Value..13

3.  The Annuity Phase................................14
    Income Date......................................15
    Partial Annuitization............................15
    Annuity Options..................................16
    Traditional Annuity Payments.....................18

4.  Protected Retirement Income Made Easy:
    The PRIME Plus Benefit...........................19
    Adding the PRIME Plus Benefit To Your Contract...20
    Removing the PRIME Plus Benefit From
        Your Contract................................20
    Investment Option Allocation and Transfer Restrictions
        Under the PRIME Plus Benefit.................21
    PB Value.........................................23
    Using the PRIME Plus Benefit.....................27
    GPWB Payments....................................28
    Taxation of GPWB Payments........................30
    Termination of the GPWB..........................30
    GMIB Payments....................................31
    Amount Used to Calculate GMIB Payments...........31
    Taxation of GMIB Payments........................31
    Termination of the GMIB..........................32
    Required Minimum Distributions (RMDs) Under
        Qualified Contracts with the
        PRIME Plus Benefit...........................32

5.  Investment Options...............................33
    Substitution and Limitation on
        Further Investments..........................41
    Transfers........................................41
    Excessive Trading and Market Timing..............42
    Dollar Cost Averaging (DCA) Program..............44
    Flexible Rebalancing.............................45
    Financial Advisers - Asset Allocation Programs...45
    Voting Privileges................................45

6.  Our General Account..............................46



7.  Expenses.........................................46
    Separate Account Annual Expenses.................46
    Contract Maintenance Charge......................47
    Withdrawal Charge................................47
    Transfer Fee.....................................49
    Premium Taxes....................................50
    Income Taxes.....................................50
    Investment Option Expenses.......................50

8.  Taxes............................................50
    Annuity Contracts in General.....................50
    Qualified Contracts..............................51
    Multiple Contracts...............................52
    Partial 1035 Exchanges...........................52
    Distributions - Non-Qualified Contracts..........52
    Distributions - Qualified Contracts..............53
    Assignments, Pledges and Gratuitous Transfers....54
    Death Benefits...................................54
    Withholding......................................54
    Federal Estate Taxes.............................54
    Generation-Skipping Transfer Tax.................55
    Foreign Tax Credits..............................55
    Annuity Purchases by Nonresident Aliens and
        Foreign Corporations.........................55
    Possible Tax Law Changes.........................55
    Diversification..................................55
    Required Distributions...........................55

9.  Access to Your Money.............................56
    Partial Withdrawal Privilege.....................56
    Waiver of Withdrawal Charge Benefits.............57
    Systematic Withdrawal Program....................57
    The Minimum Distribution Program and Required
        Minimum Distribution (RMD) Payments..........58
    Suspension of Payments or Transfers..............58

10. Illustrations....................................58

11. Death Benefit....................................59
    Traditional Guaranteed Minimum Death Benefit
        (Traditional GMDB)...........................59
    Enhanced Guaranteed Minimum Death Benefit
        (Enhanced GMDB)..............................60
    Earnings Protection Guaranteed Minimum
        Death Benefit (Earnings Protection GMDB).....61
    Termination of the Death Benefit.................62
    Death of the Owner Under Inherited IRA Contracts.62
    Death of the Owner and/or Annuitant Under All
        Other Contracts..............................63
    Death Benefit Payment Options....................66




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                                       4



12. Other Information................................67
    Allianz Life.....................................67
    The Separate Account.............................67
    Distribution.....................................67
    Additional Credits for Certain Groups............68
    Administration/Allianz Service Center............69
    Legal Proceedings................................69
    Financial Statements.............................69

13. Glossary.........................................70

14. Table of Contents of the Statement of
    Additional Information (SAI).....................73

15. Privacy and Security Statement...................74

Appendix A - Annual Operating Expenses for
    Each Investment Option...........................76

Appendix B - Condensed Financial Information.........81

Appendix C - PB Value Calculation Examples...........92

Appendix D - GPWB Under the PRIME Plus Benefit.......94

Appendix E - Death Benefit Calculation Examples......96

Appendix F - Withdrawal Charge Examples..............98

For Service or More Information.....................100


The following is a list of common abbreviations used in this prospectus:

        AIA  =   ANNUAL INCREASE AMOUNT                          GPWB  =  GUARANTEED PARTIAL WITHDRAWAL BENEFIT
    CV PLUS  =   CONTRACT VALUE PLUS                              MAV  =  MAXIMUM ANNIVERSARY VALUE
       GMDB  =   GUARANTEED MINIMUM DEATH BENEFIT               PRIME  =  PROTECTED RETIREMENT INCOME MADE EASY
       GMIB  =   GUARANTEED MINIMUM INCOME BENEFIT




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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
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
                                       5


--------------------------------------------------------------------------------
FEE TABLES


The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 7, Expenses.


The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase, or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE(1),(2)
(as a percentage of each Purchase Payment withdrawn)

 NUMBER OF COMPLETE CONTRACT
            YEARS
   SINCE WE RECEIVED YOUR
  PURCHASE PAYMENT RECEIPT              CHARGE
              0                           7%
              1                           6%
              2                           5%
              3                           4%
              4                           3%
              5                           2%
  6 Contract Years or more                0%


TRANSFER FEE(3)............................................$25

PREMIUM TAXES((4))..................................0% to 3.5%
(as a percentage of each Purchase Payment)


(1) The partial withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. There is no partial withdrawal privilege after you exercise the GPWB (if applicable) or during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year carries over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 9, Access to Your Money; and section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - GPWB Payments.


(2) The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals).

(3) The first twelve transfers in a Contract Year are free. We do not count any transfers made under the dollar cost averaging program, flexible rebalancing program, or the allocation and transfer restrictions for the PRIME Plus Benefit against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 7, Expenses - Transfer Fee.

(4) It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay until the earliest of: the Income Date that you take a Full Annuitization, the date of full withdrawal, or full distribution of the death benefit. We do not make deductions to reimburse ourselves for premium taxes that we pay from amounts applied to GMIB Payments. This charge varies by state. For more information, please see section 7, Expenses - Premium Taxes.



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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
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                                      6


CONTRACT OWNER PERIODIC EXPENSES


The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charges and the administrative charge.


DURING THE ACCUMULATION PHASE:

CONTRACT MAINTENANCE CHARGE(5).............................$40
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES(6)

(as a percentage of average daily assets invested in a subaccount on an annual basis)


                                      MAXIMUM AND CURRENT CHARGES              CURRENT CHARGES FOR A CONTRACT WITH
                                          FOR A BASE CONTRACT                     THE PRIME PLUS BENEFIT(7),(8)
                               ----------------------------------------    -----------------------------------------------------
                                                  ADMIN.                                      ADMIN.
                                M&E CHARGES       CHARGE         TOTAL      M&E CHARGES       CHARGE          TOTAL
                               ----------------------------------------    ----------------------------------------
TRADITIONAL GMDB                   1.35%          0.15%          1.50%         2.05%          0.15%           2.20%
ENHANCED GMDB                      1.65%          0.15%          1.80%         2.25%          0.15%           2.40%
EARNINGS PROTECTION GMDB           1.65%          0.15%          1.80%         2.30%          0.15%           2.45%


                                 MAXIMUM CHARGES(9) FOR A CONTRACT WITH
                                         THE PRIME PLUS BENEFIT

                                                 ADMIN.
                                M&E CHARGES      CHARGE          TOTAL

TRADITIONAL GMDB                   2.50%          0.15%          2.65%
ENHANCED GMDB                      2.70%          0.15%          2.85%
EARNINGS PROTECTION GMDB           2.75%          0.15%          2.90%

--------------------------------------------------------------------------------
DURING THE ANNUITY PHASE:

CONTRACT MAINTENANCE CHARGE(10)............................$40
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE TRADITIONAL ANNUITY PAYMENTS (as a percentage of average daily assets invested in a subaccount on an annual basis)

                      M&E CHARGE(1(1))           1.35%
                      ADMINISTRATIVE CHARGE      0.15%
                      TOTAL                      1.50%

(5) We waive the contract maintenance charge if the Contract Value is at least $100,000 at the time we are to deduct the charge. If the total Contract Value of all your Contracts that are registered with the same social security number is at least $100,000, we waive the charge on all of your Contracts. For more information, please see section 7, Expenses - Contract Maintenance Charge.

(6) The Enhanced GMDB, Earnings Protection GMDB and PRIME Plus Benefit may not be available in all states; check with your registered representative.

(7) You can add the PRIME Plus Benefit to your Contract once before age 76. The current charges apply if you add the PRIME Plus Benefit at issue, after issue, or if you reset the 7% AIA.

(8) If you exercise the GPWB, the increased expenses associated with the PRIME Plus Benefit will continue until both the GPWB and GMIB terminate and the increased expenses associated with the Enhanced GMDB or the Earnings Protection GMDB (if applicable) will continue as long as the Enhanced GMDB value or the Earnings Protection GMDB value is greater than zero.

(9) This is the maximum charge we could impose if you add the PRIME Plus Benefit to your Contract at issue, after issue, or if you reset the 7% AIA.

(10) We waive the contract maintenance charge during the Annuity Phase if your Contract Value on the Income Date is at least $100,000. For more information, please see section 7, Expenses - Contract Maintenance Charge.

(11) Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request variable Traditional Annuity Payments under a Partial Annuitization. For more information, please see section 3, The Annuity Phase - Partial Annuitization..


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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
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                                       7


ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS

This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2007, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.

                                                                                              MINIMUM         MAXIMUM

Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees,
 and other expenses) before fee waivers and expense reimbursements                             0.52%           1.96%

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.

--------------------------------------------------------------------------------
EXAMPLES

The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The $40 contract maintenance charge is included in the examples as a charge of 0.041% of the average daily assets invested in a subaccount for the most recent calendar year based on the total charges collected under the Contract divided by the total average net assets for the Contract. Please note that this is an average and some Owners may pay more or less than the average.


Transfer fees and deductions we make to reimburse ourselves for premium taxes that we pay may apply, but are not reflected in these examples.


For additional information, see section 7, Expenses.


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                                       8


If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

    (a) Maximum charges* for a Contract that has the Earnings Protection GMDB and the PRIME Plus Benefit (which carries the highest Separate Account annual expense of 2.90%).

    (b) Current charges for a Contract that has the Earnings Protection GMDB and the PRIME Plus Benefit (which carries a Separate Account annual expense of 2.45%).

    (c) The Base Contract with the Traditional GMDB (which carries the lowest Separate Account annual expense of 1.50%).


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:             1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                              ------------- ------------- -------------- -------------
                                                              ------------- ------------- -------------- -------------
1.96% (the maximum Investment Option operating expense)        a) $1,190     a) $1,973      a) $2,759     a) $4,935
                                                               b) $1,146     b) $1,847      b) $2,558     b) $4,583
                                                               c) $1,053     c) $1,574      c) $2,118     c) $3,779
------------------------------------------------------------- ------------- ------------- -------------- -------------
------------------------------------------------------------- ------------- ------------- -------------- -------------
0.52% (the minimum Investment Option operating expense)        a) $1,049     a) $1,563      a) $2,099     a) $3,744
                                                               b) $1,004     b) $1,431      b) $1,883     b) $3,331
                                                               c) $  909     c) $1,146      c) $1,408     c) $2,389
------------------------------------------------------------- ------------- ------------- -------------- -------------


If you do not take a full withdrawal or if you take a Full Annuitization** of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES                1 YEAR       3 YEARS        5 YEARS       10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:


                                                              ------------- ------------- -------------- -------------
                                                              ------------- ------------- -------------- -------------
1.96% (the maximum Investment Option operating expense)         a) $ 490     a) $1,473      a) $2,459     a) $4,935
                                                                b) $ 446     b) $1,347      b) $2,258     b) $4,583
                                                                c) $ 353     c) $1,074      c) $1,818     c) $3,779
------------------------------------------------------------- ------------- ------------- -------------- -------------
------------------------------------------------------------- ------------- ------------- -------------- -------------
0.52% (the minimum Investment Option operating expense)         a) $   49     a) $1,063      a) $1,799     a) $3,744
                                                                b) $  304     b) $  931      b) $1,583     b) $3,331
                                                                c) $  209     c) $  646      c) $1,108     c) $2,389
------------------------------------------------------------- ------------- ------------- -------------- -------------


* If you add the PRIME Plus Benefit to your Contract after the Issue Date, or if you reset the 7% AIA, your Separate Account annual expense may be less than this amount, but it cannot be greater than this amount.

** Traditional Annuity Payments are generally not available until after the second Contract Anniversary in most states. GMIB Payments are not available until seven Contract Years after: a) the date the PRIME Plus Benefit was added to your Contract, or b) after the date of any 7% AIA reset.

See Appendix B for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest Separate Account annual expenses. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels and for older Contracts that we no longer offer.

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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
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
                                       9


--------------------------------------------------------------------------------

1. THE VARIABLE ANNUITY CONTRACT

An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT. HOWEVER, THE CONTRACT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS. ACCORDINGLY, IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSIDER PURCHASING THIS CONTRACT FOR ITS DEATH BENEFIT, ANNUITY BENEFITS AND OTHER NON-TAX DEFERRAL RELATED BENEFITS. PLEASE CONSULT A TAX ADVISER FOR INFORMATION SPECIFIC TO YOUR CIRCUMSTANCES TO DETERMINE WHETHER A QUALIFIED CONTRACT IS AN APPROPRIATE INVESTMENT FOR YOU.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.


The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o    The Business Day before the Income Date if you take a Full Annuitization.
o    The Business Day we process your request for a full withdrawal.
o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in good order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.


The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. For Contracts with the PRIME Plus Benefit, you can request fixed Annuity Payments under the GMIB (GMIB Payments) beginning seven Contract Years after the date the PRIME Plus Benefit is added to your Contract, or seven Contract Years after the date of any 7% AIA reset. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 3, The Annuity Phase.

* GMIB Partial Annuitizations are based on the PB Value. They are not available after you exercise the GPWB, or if the PB Value is less than the Contract Value.


Your Investment Choices include the Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Contracts with the PRIME Plus Benefit may be subject to restrictions on allocations and transfers into certain Investment Options (see the "Investment Option Allocation and Transfer Restrictions under the PRIME Plus Benefit" discussion in section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit). Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depends in large part upon the investment performance of any Investment Options you select.


We will not make any changes to your Contract without your permission except as may be required by law.

THE CONTRACT WILL TERMINATE WHEN:
o   the Accumulation Phase has terminated,
o   the Annuity Phase has terminated, and/or
o   all applicable death benefit payments have been made.


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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
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
                                       10



STATE SPECIFIC CONTRACT RESTRICTIONS
If you purchase a Contract, it will be subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.
o    The withdrawal charge schedule.
o Availability of Investment Options, Annuity Options, endorsements, and/or riders.
o    Free look rights.
o    Selection of certain Income Dates.
o    Restrictions on your ability to make additional Purchase Payments.
o    Deductions we make to reimburse ourselves for premium taxes that we pay.
o    Selection of certain assumed investment rates for variable Annuity
     Payments.
o    Our ability to restrict transfer rights.

If you would like information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.


OWNERSHIP

OWNER

You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER


A Non-Qualified Contract can be owned by up to two Owners. Upon the death of either Joint Owner, the surviving Joint Owner will become the primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.



NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.


ANNUITANT

The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

PAYEE

The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
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
                                       11

BENEFICIARY

The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

ASSIGNMENT OF A CONTRACT

An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

--------------------------------------------------------------------------------
2.    PURCHASE

PURCHASE PAYMENTS


A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 85 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.
o If you select the PRIME Plus Benefit, the minimum initial payment we will accept is $25,000. For all other Contracts, the minimum initial payment we will accept is $10,000.
o You can make additional Purchase Payments of $50 or more during the Accumulation Phase before you exercise the GPWB, if applicable.
o YOU CANNOT MAKE ANY ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION (INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE) OR AFTER YOU EXERCISE THE GPWB. IN CERTAIN STATES, ADDITIONAL PURCHASE PAYMENTS CAN ONLY BE MADE DURING THE FIRST CONTRACT YEAR OR MAY BE OTHERWISE RESTRICTED.
o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).
o If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract (see section 9, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 8, Taxes - Qualified Contracts - Inherited IRA.


PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment.


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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
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
                                       12


AUTOMATIC INVESTMENT PLAN (AIP)


The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change the AIP at any time you want. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401 of the Internal Revenue Code.


YOU CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE AIP AT THE SAME TIME. THE AIP WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION.

ALLOCATION OF PURCHASE PAYMENTS


We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. When you purchase a Contract, we will allocate your initial Purchase Payment to the Investment Choices you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Choices will not change the allocation instructions for any future additional Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them according to your most recent allocation instructions. Contracts with the PRIME Plus Benefit may be subject to restrictions on allocations and transfers into certain Investment Options (see the "Investment Option Allocation and Transfer Restrictions Under the PRIME Plus Benefit" discussion in section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit).

You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in good order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least five Investment Options.


Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.


If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.



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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
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
                                       13


TAX-FREE SECTION 1035 EXCHANGES


Subject to certain restrictions, you can make a "tax-free" exchange under
Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all or a portion of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o    you might have to pay a withdrawal charge on your previous contract,
o    there will be a new withdrawal charge period for this Contract,
o    other charges under this Contract may be higher (or lower),
o    the benefits may be different, and
o    you will no longer have access to any benefits from your previous contract.


If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

FAXED APPLICATIONS


We will accept Contract applications delivered in writing and, in most states, we will accept applications via fax. It is important that you verify that we have received any faxed application you send. We are not liable for faxed transaction requests that were sent by you but not received by us. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.


FREE LOOK/RIGHT TO EXAMINE


If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. In most states, you will receive your Contract Value as of the day we receive your request. This may be more or less than your initial Purchase Payment. In certain states, or if you purchased this Contract as an IRA, we are required to refund your Purchase Payment less withdrawals if you decide to cancel your Contract within the free look period. In these instances, if you cancel your Contract you will receive the greater of Purchase Payments less withdrawals, or Contract Value. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. If we are required to refund the Purchase Payments and you cancel your Contract or we reject your application, you will receive the greater of Purchase Payments less withdrawals or Contract Value, regardless of how your Purchase Payments were allocated. For Owners in California age 60 or older, we are required to allocate your money to the AZL Money Market Fund during the free look period unless you specify otherwise on the appropriate form. The free look provision under the Contract is also called the right to examine.


ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE

Your Contract Value in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also be affected by the charges of the Contract and any interest you earn on any general account Investment Choices. In order to keep track of your Contract Value in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.


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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
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
                                       14

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:

o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount for the previous Business Day,
o   adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the Separate Account annual expenses for the current Business Day and any charges for taxes.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.41509 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.

--------------------------------------------------------------------------------
3. THE ANNUITY PHASE

You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments.* The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)'age before making any life contingent Annuity Payment. If the age or sex of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or sex.


* GMIB Partial Annuitizations are based on the PB Value. They are not available after you exercise the GPWB, or if the PB Value is less than the Contract Value. For more information, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - PB Value.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE. At our discretion, we may extend the maximum permitted Income Date subject to the requirements of applicable law. The maximum permitted Income Date may vary depending on the broker/dealer you purchase your Contract through and your state of residence. UPON FULL ANNUITIZATION YOU WILL NO LONGER HAVE A CONTRACT VALUE, ANY PERIODIC WITHDRAWAL OR INCOME PAYMENTS OTHER THAN ANNUITY PAYMENTS (WHICH INCLUDES GPWB PAYMENTS) WILL STOP, AND THE DEATH BENEFIT WILL TERMINATE.



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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
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
                                       15


INCOME DATE


The Income Date is the date Annuity Payments (GMIB Payments and/or Traditional Annuity Payments) will begin. Your Income Date is specified in your Contract as the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant's 90th birthday, or
b) ten years from the Issue Date. This limitation may not apply when the Contract is issued to a charitable remainder trust. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning seven Contract Years after the date the PRIME Plus Benefit is added to your Contract, or seven Contract Years after the date of any 7% AIA reset (and certain other conditions must also be met). The Income Date will never be later than what is permitted under applicable law. An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.


PARTIAL ANNUITIZATION

PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER, THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations as Traditional Annuity Payments after the second Contract Anniversary, and/or as GMIB Payments (if applicable) beginning seven Contract Years after the date the PRIME Plus Benefit is added to your Contract, or seven Contract Years after the date of any 7% AIA reset. However, if your Contract includes the PRIME Plus Benefit, you cannot take a Partial Annuitization after you exercise the GPWB, and you cannot take a GMIB Partial Annuitization if the PB Value is less than the Contract Value. Partial Annuitizations are also not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value (or PB Value) to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, the GMDB value, and for Contracts with the PRIME Plus Benefit, it will also decrease the PB Value. This will decrease the amounts available for withdrawals (including GPWB Payments), additional Annuity Payments (including GMIB Payments), and payment of the death benefit. The type of Annuity Payments (traditional or GMIB) you request under a Partial Annuitization will reduce the PB Value and GMDB values differently. For more information, see the discussion of the "PB Value" in section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit; section 7, Expenses - Withdrawal Charge; and see the discussion of the GMDB that applies to your Contract in section 11, Death Benefit.


FOR TAX PURPOSES, ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. We may also make deductions to reimburse ourselves for premium taxes that we pay from partially annuitized amounts. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.



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                                       16


ANNUITY OPTIONS

You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.


OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.



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                                       17


OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Traditional Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} where:

    (A) = Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.

    (B) = The amount applied to variable Traditional Annuity Payments on the Income Date.

    (C) = Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.

    (D) = The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.

    (E) = Dollar value of first variable Traditional Annuity Payment. (F) = Number of variable Traditional Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He elects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner/Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
     51.25 (item "D").
o The Owner/Annuitant dies after receiving 62 Annuity Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $15 (item "A").

WE CALCULATE THE REFUND AS FOLLOWS:

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 15 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} = 15 x {[100,000 x 0.083333] - 3,177.50} = 15 x {8,333.33
- 3,177.50} = 15 x 5,155.83 = $77,337.50

NOTE FOR CONTRACTS ISSUED IN OREGON: LIQUIDATIONS ARE AVAILABLE UNDER ANNUITY OPTION 2 (LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED) AND ANNUITY OPTION 4 (JOINT AND LAST SURVIVOR WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED) IF YOU SELECT VARIABLE TRADITIONAL ANNUITY PAYMENTS. While an Annuitant is alive and the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected assumed investment rate as the interest rate for the present value calculation. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn. After we have made the guaranteed number of variable Traditional Annuity Payments, we will restore the number of Annuity Units used in calculating the variable Traditional Annuity Payments to their original values as if no liquidation had taken place.


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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
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                                       18


OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. THIS OPTION IS GENERALLY ONLY AVAILABLE AS A TEN-YEAR OR MORE PERIOD CERTAIN FOR GMIB PAYMENTS. HOWEVER, IN FLORIDA, IT IS ALSO AVAILABLE FOR FIXED TRADITIONAL ANNUITY PAYMENTS BASED ON YOUR CONTRACT VALUE. Under this option, we will make Annuity Payments for a specified period of time. You select the specified period, which must be a whole number of years from five to 30. If the last Annuitant dies before the end of the specified period certain, then we will continue to make Annuity Payments to the Payee for the rest of the period certain. This Annuity Option is not available to you under a Partial Annuitization.

NOTE FOR OWNERS THAT ARE YOUNGER THAN AGE 59 1/2: Your Annuity Payments under Annuity Option 6 may be subject to a 10% federal penalty tax if the specified period certain you select is less than your life expectancy.

TRADITIONAL ANNUITY PAYMENTS

Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Traditional Annuity Payments under Annuity Options 1-5 as:
o   a variable payout,
o   a fixed payout, or
o   a combination of both.

Annuity Option 6 is generally only available as a ten-year or more period certain for GMIB Payments. However, in Florida, Annuity Option 6 is also available for fixed Traditional Annuity Payments based on your Contract Value.

If you do not choose an Annuity Option before the Income Date, we will make variable Traditional Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose variable Traditional Annuity Payments, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that the initial Traditional Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Traditional Annuity Payment would be $50 or less. Guaranteed fixed Traditional Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.

If you choose to have any portion of the Traditional Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value (less any deduction we make to reimburse ourselves for premium tax that we pay) on the Income Date.
o    The age of the Annuitant and any joint Annuitant on the Income Date.
o    The sex of the Annuitant and any joint Annuitant, where permitted.
o    The Annuity Option you select.
o    The assumed investment rate (AIR) you select.
o    The mortality table specified in the Contract.
o    The future performance of the Investment Option(s) you select.

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                                       19


You can choose a 3%, 5% or 7% AIR. The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments will decrease.


EACH PORTION OF THE CONTRACT THAT YOU APPLY TO TRADITIONAL ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o    Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o    Under Annuity Option 6, the expiration of the specified period certain.
o    Contract termination.


--------------------------------------------------------------------------------
4. PROTECTED RETIREMENT INCOME MADE EASY: THE PRIME PLUS BENEFIT

THE PRIME PLUS BENEFIT IS NOT AVAILABLE IN THE STATE OF OREGON.

The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for Owners who want flexibility in the way they access income and can wait at least seven years before taking income.


The PRIME Plus Benefit includes a GMIB and GPWB and carries an additional M&E charge. We calculate the additional M&E charge based on the average daily assets in each subaccount. These benefits are provided as a package and are not available individually. The additional M&E charge for the PRIME Plus Benefit will reduce the performance of your selected Investment Options, and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without the PRIME Plus Benefit. THE PRIME PLUS BENEFIT DOES NOT CREATE CONTRACT VALUE OR GUARANTEE THE PERFORMANCE OF ANY INVESTMENT OPTION.


We designed the PRIME Plus Benefit to give you options for turning your accumulated retirement assets into a stream of retirement income. The GMIB provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWB provides a guaranteed minimum amount of income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait seven complete Contract Years after the date the PRIME Plus Benefit is added to your Contract, or seven complete Contract Years after the date of any 7% AIA reset, before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary.

BECAUSE THE PRIME PLUS BENEFIT CARRIES A HIGHER CONTRACT EXPENSE IT MAY NOT BE APPROPRIATE IF YOU:

o    DO NOT INTEND TO EXERCISE EITHER THE GMIB OR GPWB,
o    DO NOT INTEND TO HOLD THE CONTRACT FOR THE ENTIRE SEVEN YEAR WAITING
     PERIOD, OR
o INTEND TO TAKE A FULL ANNUITIZATION BEFORE THE END OF THE SEVEN YEAR WAITING PERIOD.

IF YOUR CONTRACT INCLUDES THE PRIME PLUS BENEFIT AND YOU DO NOT EXERCISE EITHER THE GMIB OR GPWB, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE PRIME PLUS BENEFIT. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT THE PRIME PLUS BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

CONTRACTS WITH THE PRIME PLUS BENEFIT MAY ALSO BE SUBJECT TO RESTRICTIONS ON ALLOCATIONS AND TRANSFERS INTO CERTAIN INVESTMENT OPTIONS. THESE RESTRICTIONS ARE EFFECTED TO SUPPORT THE GUARANTEES PROVIDED BY THE PRIME PLUS BENEFIT, AND NOT TO MEET ANY OWNER'S INVESTMENT OBJECTIVES. TO THE EXTENT THAT THESE RESTRICTIONS LIMIT YOUR INVESTMENT FLEXIBILITY, YOU MAY NOT BE ABLE TO FULLY PARTICIPATE IN ANY UPSIDE POTENTIAL RETURNS AVAILABLE FROM THE INVESTMENT OPTIONS, AND YOUR CONTRACT VALUE MAY POTENTIALLY BE LESS THAN THE CONTRACT VALUE YOU WOULD HAVE HAD WITHOUT THE PRIME PLUS BENEFIT.


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ADDING THE PRIME PLUS BENEFIT TO YOUR CONTRACT


The PRIME Plus Benefit is available for selection ONCE before the older Owner's 76th birthday (or the Annuitant's 76th birthday if the Contract is owned by a non-individual). YOU CANNOT ADD THE PRIME PLUS BENEFIT TO A CONTRACT AFTER THE OLDER OWNER REACHES AGE 76. The PRIME Plus Benefit may not be appropriate for Owners who are nearing age 75 because benefit values are limited after age 81. You can select the PRIME Plus Benefit at Contract issue, or after the Issue Date you can select it within 30 days before a Contract Anniversary by completing the appropriate form. We will process your request to add the PRIME Plus Benefit after the Issue Date on the Contract Anniversary* that occurs after your request is received in good order at our Service Center and the rider effective date will be that Contract Anniversary. If you add the PRIME Plus Benefit to your Contract after the Issue Date, on the rider effective date we will increase the M&E charge by the additional M&E charge for the PRIME Plus Benefit that is in effect for a newly issued Contract as of the rider effective date. We guarantee that it will not be more than the maximum M&E charge for Contracts with the PRIME Plus Benefit that is set forth in the Fee Tables. Because we change the M&E charge, we will change the number of Accumulation Units so that the Contract Value on the rider effective date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.


* Or on the next Business Day if the Contract Anniversary is not a Business Day.

NOTE FOR CONTRACTS ISSUED IN PENNSYLVANIA: The PRIME Plus Benefit rider has a ten-day right to examine period. If you change your mind about the PRIME Plus Benefit, you can remove it from your Contract within ten days after receiving the rider. If you remove the PRIME Plus Benefit rider from your Contract, we will treat the rider as if we had never issued it and it will no longer be available for future selection.

REMOVING THE PRIME PLUS BENEFIT FROM YOUR CONTRACT

You can elect to remove the PRIME Plus Benefit from the Contract after selecting it anytime before you exercise the GMIB or the GPWB. YOU CANNOT REMOVE THE PRIME PLUS BENEFIT AFTER YOU EXERCISE THE GMIB OR THE GPWB AND IF YOU REMOVE THE PRIME PLUS BENEFIT FROM THE CONTRACT IT WILL NO LONGER BE AVAILABLE FOR FUTURE SELECTION. You can request the removal of the PRIME Plus Benefit within 30 days before a Contract Anniversary by completing the appropriate form. We will process your request on the Contract Anniversary* that occurs immediately after your request is received in good order at our Service Center. If you remove the PRIME Plus Benefit from your Contract, we will decrease the M&E charge to equal the charge shown in the Fee Table for a Contract with your selected death benefit as of the rider removal date. Because we decrease the M&E charge, we will change the number of Accumulation Units so that the Contract Value on the rider removal date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

* Or on the next Business Day if the Contract Anniversary is not a Business Day.


Although you cannot remove the PRIME Plus Benefit from your Contract after you exercise the GPWB or GMIB, you can terminate the GPWB by electing to stop GPWB Payments and instead do one of the following.
o Take an Excess Withdrawal of the entire Contract Value, less any withdrawal charge and any deduction we make to reimburse ourselves for premium tax that we pay (available at anytime).
o Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value, less any deduction we make to reimburse ourselves for premium tax that we pay (available at anytime).
o Request GMIB Payments under a Full Annuitization based on the entire remaining PB Value (only available within 30 days following a Contract Anniversary and before we make the next GPWB Payment).


If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments or GMIB Payments, the GPWB will terminate and we will no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB will terminate and we will reduce the Separate Account annual expense to 1.50% on that portion of the Contract.


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Although you can elect to stop GPWB Payments, you cannot elect to stop GMIB
Payments. If you do elect to stop GPWB Payments:
o    the GPWB will terminate,
o    the Accumulation Phase of the Contract will end,
o    the GMDB will terminate, and
o if you request Annuity Payments, that portion of the Contract will terminate as indicated in section 3, The Annuity Phase.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS UNDER THE PRIME PLUS BENEFIT

THESE RESTRICTIONS WILL APPLY TO CONTRACTS WITH THE PRIME PLUS BENEFIT AS DESCRIBED BELOW. BY ELECTING THE PRIME PLUS BENEFIT, YOU ARE CONSENTING TO HAVE US REALLOCATE YOUR CONTRACT VALUE IN ACCORDANCE WITH THE PROCEDURES DESCRIBED IN THIS SECTION AND IN YOUR CONTRACT.

Contracts with the PRIME Plus Benefit may be subject to restrictions on allocations of Purchase Payments and transfers of Contract Value into certain Investment Options. THESE RESTRICTIONS ARE EFFECTED TO SUPPORT THE GUARANTEES PROVIDED BY THE PRIME PLUS BENEFIT, AND NOT TO MEET ANY OWNER'S INVESTMENT OBJECTIVES. TO THE EXTENT THAT THESE RESTRICTIONS LIMIT YOUR INVESTMENT FLEXIBILITY, YOU MAY NOT BE ABLE TO FULLY PARTICIPATE IN ANY UPSIDE POTENTIAL RETURNS AVAILABLE FROM THE INVESTMENT OPTIONS, AND YOUR CONTRACT VALUE MAY POTENTIALLY BE LESS THAN THE CONTRACT VALUE YOU WOULD HAVE HAD WITHOUT THE PRIME PLUS BENEFIT.

Under Contracts with the PRIME Plus Benefit, we will restrict your selection of certain Investment Options and the percentage of Contract Value that you can have in certain Investment Options if any of the following limits on volatility or risk are triggered in regard to aggregate Owner assets in the Investment Options held by Contracts with the PRIME Plus Benefit:
o   the average one year volatility* is greater than 15%.
o   the average three year volatility* is greater than 15%.
o   the average one year risk** is greater than 75%.
o   the average three year risk** is greater than 75%.

* As measured by standard deviation. This means that if the standard deviation in regard to aggregate Owner assets in the Investment Options held by Contracts with the PRIME Plus Benefit is greater than 0.15, this limit will be exceeded.

** As measured by the beta compared to the Standard & Poor's(R) 500 Composite Price Index (S&P 500(R)). This means that if the beta in regard to aggregate Owner assets in the Investment Options held by Contracts with the PRIME Plus Benefit as compared to the S&P 500(R) is greater than 0.75, this limit will be exceeded.


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                                       22


We will monitor these limits on volatility and risk on the first of each calendar month, or the next Business Day if the first is not a Business Day. If any of these limits are triggered, we will notify you and restrict future allocations and transfers as follows: O GROUP A INVESTMENT OPTIONS WILL NO LONGER BE AVAILABLE TO YOU, AND O YOU CANNOT HAVE MORE THAN 70% OF YOUR TOTAL CONTRACT VALUE IN THE GROUP B INVESTMENT OPTIONS.



                                           Group A Investment Options
                    ---------------------------------------------------------
AZL Columbia Technology Fund                               AZL Small Cap Stock Index Fund
AZL OCC Opportunity Fund                                   Franklin Global Communications Securities Fund
AZL OCC Value Fund                                         PIMCO VIT CommodityRealReturn Strategy Portfolio
AZL Schroder International Small Cap Fund                  Templeton Developing Markets Securities Fund


                                           Group B Investment Options
                            ---------------------------------------------------------
AZL AIM International Equity Fund                          AZL TargetPLUS Equity Fund
AZL Dreyfus Founders Equity Growth Fund                    AZL Turner Quantitative Small Cap Growth Fund
AZL Dreyfus Premier Small Cap Value Fund                   AZL Van Kampen Comstock Fund
AZL First Trust Target Double Play Fund                    AZL Van Kampen Global Real Estate Fund
AZL Fusion Growth Fund                                     AZL Van Kampen Mid Cap Growth Fund
AZL Fusion Moderate Fund                                   Davis VA Financial Portfolio
AZL Jennison Growth Fund                                   Dreyfus IP Small Cap Stock Index Portfolio
AZL Legg Mason Growth Fund                                 Franklin Growth and Income Securities Fund
AZL Legg Mason Value Fund                                  Franklin Small-Mid Cap Growth Securities Fund
AZL NACM International Fund                                Franklin Small Cap Value Securities Fund
AZL Neuberger Berman Regency Fund                          OpCap Mid Cap Portfolio
AZL Oppenheimer Global Fund                                Oppenheimer Global Securities Fund/VA
AZL Oppenheimer International Growth Fund                  Templeton Foreign Securities Fund
AZL PIMCO Fundamental IndexPLUS Total Return Fund          Templeton Growth Securities Fund
AZL S&P 500 Index Fund

Group C Investment Options will be available for any amount of Contract Value whether or not the limits are triggered.

                                           Group C Investment Options
                           ---------------------------------------------------------
AZL Davis NY Venture Fund                                  Franklin Rising Dividends Securities Fund
AZL Franklin Small Cap Value Fund                          Franklin Templeton VIP Founding Funds Allocation Fund
AZL Fusion Balanced Fund                                   Franklin U.S. Government Fund
AZL Jennison 20/20 Focus Fund                              Franklin Zero Coupon Fund 2010
AZL LMP Large Cap Growth Fund                              Jennison 20/20 Focus Portfolio
AZL Money Market Fund                                      Mutual Discovery Securities Fund
AZL Oppenheimer Developing Markets Fund                    Mutual Shares Securities Fund
AZL Oppenheimer Main Street Fund                           Oppenheimer High Income Fund/VA
AZL TargetPLUS Balanced Fund                               Oppenheimer Main Street Fund(R)/VA
AZL TargetPLUS Growth Fund                                 PIMCO VIT All Asset Portfolio
AZL TargetPLUS Moderate Fund                               PIMCO VIT Emerging Markets Bond Portfolio
AZL Van Kampen Equity and Income Fund                      PIMCO VIT Global Bond Portfolio (Unhedged)
AZL Van Kampen Global Franchise Fund                       PIMCO VIT High Yield Portfolio
AZL Van Kampen Growth and Income Fund                      PIMCO VIT Real Return Portfolio
BlackRock Global Allocation V.I. Fund                      PIMCO VIT StocksPLUS(R) Growth and Income Portfolio
Davis VA Value Portfolio                                   PIMCO VIT Total Return Portfolio
Dreyfus Stock Index Fund, Inc.                             Seligman Smaller-Cap Value Portfolio
Franklin Global Real Estate Securities Fund                SP International Growth Portfolio
Franklin High Income Securities Fund                       SP Strategic Partners Focused Growth Portfolio
Franklin Income Securities Fund                            Templeton Global Income Securities Fund
Franklin Large Cap Growth Securities Fund


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If any of the volatility or risk limits are triggered, we will send you written notice at least 30 days before implementing any restrictions. At that time, we will ask you to reallocate any Contract Value you have in the Group A Investment Options, and any amount in excess of 70% of your Contract Value you have in the Group B Investment Options. We will implement restrictions 60 days after any of the volatility or risk limits are triggered. If we receive instructions from you before the implementation date, we will reallocate your Contract Value according to those instructions. If we do not receive any instructions from you by the implementation date, or if your Contract is still in violation of the allocation or transfer restrictions, we will reallocate your Contract Value on the implementation date in the following order.

FIRST, IF YOU HAVE CONTRACT VALUE IN THE GROUP A INVESTMENT OPTIONS:

o If your most recent allocation instructions include both Group B and Group C Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the Group B and Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A Investment Options).

o If your most recent allocation instructions include only Group B Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the Group B Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A Investment Options).

o If your most recent allocation instructions include only Group C Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A Investment Options).

o If your most recent allocation instructions do not include any Group B or Group C Investment Options, we will transfer all Contract Value out of the Group A Investment Options and apply it to the AZL Money Market Fund.

THEN, IF YOU HAVE MORE THAN 70% OF TOTAL CONTRACT VALUE IN THE GROUP B INVESTMENT OPTIONS (INCLUDING ANY CONTRACT VALUE TRANSFERRED OUT OF THE GROUP A INVESTMENT OPTIONS AS PREVIOUSLY DESCRIBED):
o If your most recent allocation instructions include any Group C Investment Options, we will transfer the excess Contract Value* out of the Group B Investment Options proportionately and apply it to the Group C Investment Options according to your most recent allocation instructions (excluding any allocations you made to the Group A and Group B Investment Options).
o If your most recent allocation instructions do not include any Group C Investment Options, we will transfer the excess Contract Value out of the Group B Investment Options and apply it to the AZL Money Market Fund.

* The amount of Contract Value in the Group B Investment Options that is in excess of 70% of the total Contract Value.

After we implement the allocation or transfer restrictions, Group A Investment Options will no longer be available for allocations or transfers, and we will only allow you to make allocations or transfers to Group B Investment Options as long as the Contract Value in the Group B options would be 70% or less of your total Contract Value after the allocation or transfer. In addition, we will monitor your Contract Value in the Group B Investment Options to ensure that it does not exceed 70% of the total Contract Value on the first of each calendar month, or the next Business Day if the first is not a Business Day. If you have more than 70% of the total Contract Value in the Group B Investment Options we will reallocate your Contract Value as indicated above without providing any advance written notice. Once we implement these restrictions, they will remain in effect until the GMIB and the GPWB terminate. You may continue to make allocations or transfers to the Group C Investment Options after we implement these restrictions without limitation as to the amount of Contract Value.

We will not recategorize the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding changes to the Investment Option groupings.

PB VALUE

GMIB and/or GPWB Payments under the PRIME Plus Benefit are based on the PB Value. YOU CAN ONLY ACCESS THE PB VALUE BY EXERCISING THE GMIB OR GPWB.

The PB Value before the date of any Owner's death or exercise of the GPWB is equal to either:
o    the 7%a AIA;
o    the MAV; or
o    the Contract Value.


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If you exercise the GMIB, the PB Value is equal to the MAV if it is greater than the 7% AIA. However, if the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or the MAV.

If you exercise the GPWB and select the 5% payment option, the PB Value is equal to the greater of: a) the MAV, b) the 7% AIA, or c) the Contract Value as of the most recent Contract Anniversary, less any withdrawals and adjusted for any Partial Annuitization taken since that anniversary. If you exercise the GPWB and select the 10% payment option the PB Value is equal to the greater of: a) the MAV, or b) the Contract Value as of the most recent Contract Anniversary, less any withdrawals and adjusted for any Partial Annuitization taken since that anniversary.

THE 7% AIA MAY BE MORE LIMITED THAN THE MAV BECAUSE:
o under the 7% AIA, the 7% increase is only applied to Purchase Payments received in the first five Contract Years and the 7% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years;
o    under the GMIB, there are fewer available Annuity Options; and
o under the GPWB, you can only receive GPWB Payments of up to 5% of the PB Value each year.

IF YOU TAKE A GMIB PARTIAL ANNUITIZATION, THE 7% AIA AND MAV WILL DECREASE, BUT WILL CONTINUE TO BE CALCULATED. IF YOU TAKE A GMIB FULL ANNUITIZATION OR EXERCISE THE GPWB, WE WILL ESTABLISH A PB VALUE AND THE 7% AIA AND MAV WILL CEASE TO EXIST. AFTER YOU EXERCISE THE GPWB, ONLY THE PB VALUE WILL REMAIN AND CONTINUE TO BE CALCULATED.

7% AIA RESETS


Before the older Owner's 80th birthday (or the Annuitant's 80th birthday if the Contract is owned by a non-individual) and before you exercise either the GPWB or GMIB, you can elect to reset the 7% AIA to equal the Contract Value if that amount is greater than the 7% AIA on any Contract Anniversary. You cannot request a reset: a) after the older Owner reaches age 80 (or after the Annuitant reaches age 80 if the Contract is owned by a non-individual), b) after you exercise the GPWB or GMIB (including taking a GMIB Partial Annuitization), c) after you take a Full Annuitization, or d) if the Contract Value is less than the 7% AIA. IF YOU RESET THE 7% AIA, YOU WILL HAVE TO WAIT SEVEN CONTRACT YEARS FROM THE RESET ANNIVERSARY BEFORE YOU CAN BEGIN GMIB OR GPWB PAYMENTS. You can request a reset within 30 days following a Contract Anniversary. If your request is in good order we will process it as of the current Contract Anniversary* and we will increase the 7% AIA to equal the Contract Value on that anniversary. If you reset the 7% AIA, on the reset anniversary we will change the additional M&E charge for the PRIME Plus Benefit to the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary. We guarantee that the M&E charge will not be more than the maximum M&E charge for Contracts with the PRIME Plus Benefit that is set forth in the Fee Tables. If we change the M&E charge we will change the number of Accumulation Units so that the Contract Value on the reset anniversary will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.


* Or on the next Business Day if the Contract Anniversary is not a Business Day.

CALCULATING THE 7% AIA

If the rider effective date is the Issue Date, the 7% AIA on the Issue Date is equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, or if you reset the 7% AIA, the 7% AIA on the rider effective date or reset anniversary is equal to the Contract Value on that date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, the 7% AIA is equal to:
o    its value on the immediately preceding Business Day,
o    plus any additional Purchase Payments received that day,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o    if you took a GMIB Partial Annuitization that day based on the:
     - 7% AIA, we will reduce the 7% AIA by the dollar amount applied to GMIB Payments.
     - MAV, we will reduce the 7% AIA proportionately by the percentage of the MAV applied to GMIB Payments.


FOR EACH OF THE FIRST FIVE CONTRACT ANNIVERSARIES THAT OCCUR AFTER THE LATER OF THE RIDER EFFECTIVE DATE OR THE RESET ANNIVERSARY AND BEFORE THE OLDER OWNER'S 81ST BIRTHDAY (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the 7% AIA is equal to its value on the immediately preceding Business Day increased by 7%. We then



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process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

FOR EACH CONTRACT ANNIVERSARY THAT OCCURS AFTER THE FIFTH, AND AFTER THE LATER OF THE RIDER EFFECTIVE DATE OR THE RESET ANNIVERSARY, AND BEFORE THE OLDER OWNER'S 81ST BIRTHDAY (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the 7% AIA is equal to the sum of a) plus b) where:
a) is all Purchase Payments received on or after the later of the fifth Contract Anniversary or the reset anniversary.
b)   is the difference of i) minus ii) with the result increased by 7% where:
     i)   is the 7% AIA on the immediately preceding Business Day, and
     ii) is all Purchase Payments received on or after the later of the fifth Contract Anniversary or the reset anniversary.

We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.


BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), we calculate the 7% AIA in the same way that we do on each Business Day other than a Contract Anniversary.


IF THE RIDER EFFECTIVE DATE OR RESET ANNIVERSARY OCCURS BEFORE THE FIFTH CONTRACT ANNIVERSARY, WE LIMIT THE 7% AIA TO THE FOLLOWING MAXIMUM.

If the rider effective date is the Issue Date, the 7% AIA cap on the Issue Date is equal to two times the initial Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, or if you reset the 7% AIA, the 7% AIA cap on the rider effective date or reset anniversary is equal to two times the Contract Value on that date.

ON EACH BUSINESS DAY BEFORE THE FIFTH CONTRACT ANNIVERSARY, the 7% AIA cap is equal to:
o    its value on the immediately preceding Business Day,
o    plus two times any additional Purchase Payments received that day,
o reduced proportionately by the percentage of any Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o reduced proportionately by the percentage of the PB Value applied to a GMIB Partial Annuitization that day.

BEGINNING ON THE FIFTH CONTRACT ANNIVERSARY, the 7% AIA cap will no longer increase unless you reset the 7% AIA, but it will decrease if you take a partial withdrawal or Partial Annuitization in the same way that it does on each Business Day before the fifth Contract Anniversary.

IF THE RIDER EFFECTIVE DATE OR RESET ANNIVERSARY OCCURS ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY, WE LIMIT THE 7% AIA TO THE FOLLOWING MAXIMUM.

On the rider effective date or the reset anniversary, the 7% AIA cap is equal to two times the Contract Value on that date. The 7% AIA cap will no longer increase after the rider effective date or the reset anniversary unless you reset the 7% AIA, but it will decrease if you take a partial withdrawal or Partial Annuitization as follows:
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and
o reduced proportionately by the percentage of the PB Value applied to each GMIB Partial Annuitization.

CALCULATING THE MAV

If the rider effective date is the Issue Date, the MAV on the Issue Date is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date is after the Issue Date, the MAV on the rider effective date is initially equal to the Contract Value on the rider effective date.


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                                       26


ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, the MAV is equal to:
o    its value on the immediately preceding Business Day,
o    plus any additional Purchase Payments received that day,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o    if you take a GMIB Partial Annuitization that day based on the:
     - MAV, we will reduce the MAV by the dollar amount applied to GMIB Payments, and
     - the 7% AIA, we will reduce the MAV proportionately by the percentage of the 7% AIA applied to GMIB Payments.


ON EACH CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.


ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE 7% AIA OR THE MAV BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the 7% AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the 7% AIA (or MAV).


IF YOU EXERCISE THE GPWB AND ELECT THE 5% PAYMENT OPTION, THE PB VALUE WILL ONLY INCREASE AFTER YOU BEGIN RECEIVING GPWB PAYMENTS AS A RESULT OF ANY STEP UPS. IF YOU EXERCISE THE GPWB AND ELECT THE 10% PAYMENT OPTION, THE PB VALUE WILL STOP INCREASING ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS. IN ADDITION, IF YOU EXERCISE THE GPWB, THE PB VALUE WILL DECREASE:
o on a dollar for dollar basis for withdrawals (GPWB Payments and Excess Withdrawals) that do not exceed the GPWB Maximum; and
o proportionately by the percentage of any Contract Value taken as a withdrawal (including both GPWB Payments and Excess Withdrawals), including any withdrawal charge, for each withdrawal you take that exceeds the GPWB Maximum.


Please see Appendix C for examples of the calculations of the PB Value.

STEP UPS UNDER THE GPWB WITH THE 5% PAYMENT OPTION

STEP UPS ARE NOT AVAILABLE UNDER THE 10% PAYMENT OPTION AND ARE NOT AVAILABLE AFTER THE OLDER OWNER REACHES AGE 91. On every third Contract Anniversary after you exercise the GPWB, if you elect the 5% payment option, we will automatically step up the PB Value to equal the Contract Value, if that amount is greater than the PB Value.


Step ups will continue to happen automatically until the earliest of: a) the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual), or b) the PB Value is zero.


If we step up the PB Value, we will also step up the GPWB Maximum to equal 5% of the increased PB Value if that amount is greater than the current GPWB Maximum. However, we will not automatically step up the GPWB Payment. If we increase the GPWB Maximum, you can request to increase the amount of next year's GPWB Payments by submitting a written request to our Service Center. (For more information, please see the discussion of "GPWB Payments" later in this section.)

Step ups will increase the total amount available to you under the GPWB. When the amount available to you is increased by a step up, the length of time over which you can receive GPWB Payments will also increase, unless you elect to increase your GPWB Payments. Step ups may or may not increase the GPWB Maximum, as demonstrated in Appendix D - GPWB Under the PRIME Plus Benefit. Appendix D contains examples showing the effect of the step up available under the 5% payment option and the effect of an Excess Withdrawal on GPWB Payments.


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                                       27

USING THE PRIME PLUS BENEFIT

The GPWB guarantees a minimum amount of income in the form of partial withdrawals (GPWB Payments) during the Accumulation Phase. In addition, if you select the 5% GPWB Payment option we will increase (step up) the total amount of money you can withdraw (the PB Value) on every third Contract Anniversary after you exercise the GPWB and before the older Owner's 91st birthday to "lock in" any gains that are present in the remaining Contract Value as long as there is PB Value remaining in the Contract.

The GMIB guarantees a minimum amount of fixed income in the form of Annuity Payments (GMIB Payments) during the Annuity Phase. Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract.


The GPWB and GMIB do not create Contract Value or guarantee the performance of any Investment Option. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE IF THE GPWB AND GMIB ARE APPROPRIATE FOR YOUR SITUATION.


You must hold your Contract for seven complete Contract Years after the date the PRIME Plus Benefit is added to your Contract, or after the date of any 7% AIA reset, before you can exercise the GPWB or GMIB and you can only exercise the GPWB or GMIB within 30 days following a Contract Anniversary. You cannot exercise the GPWB or GMIB before the expiration of the seven-year waiting period.

IF YOU EXERCISE THE GPWB:
o    You can no longer remove the PRIME Plus Benefit from the Contract.
o You can no longer make additional Purchase Payments to the Contract and the automatic investment plan (AIP) will no longer be available to you. If you are participating in the AIP, your participation will stop.
o    Partial Annuitizations are no longer available.
o The additional M&E charge for the PRIME Plus Benefit will continue until both the GPWB and GMIB terminate.
o If you have the Enhanced GMDB or Earnings Protection GMDB, the additional M&E charge for the GMDB will continue as long as the Enhanced GMDB value or the Earnings Protection GMDB value is greater than zero.
o The partial withdrawal privilege will no longer be available to you; however, you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge.
o The systematic withdrawal and minimum distribution programs will no longer be available to you and if you are participating in these programs, your participation will stop.
o The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.
o The GMDB value will no longer increase, and each GPWB Payment and any Excess Withdrawals will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn.
o The PB Value will no longer increase if you elect the 10% payment option and 7% AIA resets will no longer be available.
o If you elect the 5% payment option, the PB Value may increase (step up) on every third Contract Anniversary after you exercise the GPWB and before the older Owner's 91st birthday as long as there is PB Value. If we step up the PB Value we may also step up the GPWB Maximum.
o Each withdrawal (GPWB Payment and/or Excess Withdrawal) will reduce the PB Value as follows:
     - withdrawals taken during the Contract Year that do not exceed the GPWB Maximum will reduce the PB Value on a dollar for dollar basis, and
     - withdrawals taken during the Contract Year that do exceed the GPWB Maximum will reduce the PB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).
o Withdrawals (GPWB Payments and/or Excess Withdrawals) that do not exceed the annual GPWB Maximum will not reduce the Withdrawal Charge Basis, but withdrawals that exceed the annual GPWB Maximum (including GPWB Payments) may be subject to a withdrawal charge and will reduce the Withdrawal Charge Basis, as set out in section 7, Expenses - Withdrawal Charge.

Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments.


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                                       28


IF YOU EXERCISE A GMIB UNDER A FULL ANNUITIZATION:

o You can no longer remove the PRIME Plus Benefit from the Contract and 7% AIA resets will no longer be available.
o    The Accumulation Phase will end and the Annuity Phase will begin.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.50% Separate Account annual expense.
o If you have not exercised the GPWB, it will no longer be available to you, and you will no longer be able to make additional Purchase Payments to the Contract.
o If you exercised the GPWB, GPWB Payments will stop and the GPWB will terminate.
o    The GMDB will terminate.

IF YOU EXERCISE A GMIB UNDER A PARTIAL ANNUITIZATION*:
o You can no longer remove the PRIME Plus Benefit from the Contract and 7% AIA resets will no longer be available.
o    The Annuity Phase will begin and the Accumulation Phase will continue.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments will continue to be subject to the appropriate Separate Account annual expense.
o    The GPWB will continue to be available to you.
o If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.
o The Partial Annuitization will reduce each Purchase Payment, the Contract Value and GMDaB value proportionately by the percentage of PB Value you apply to the GMIB.
o GMIB Payments will not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

* Not available after you exercise the GPWB, or if the PB Value is less than the Contract Value.

In addition, if you exercise the GPWB after taking a GMIB Partial Annuitization, all payments (GMIB Payments and GPWB Payments) will be treated as withdrawals and not annuity payments for tax purposes. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes.

Under the PRIME Plus Benefit the Owner controls:
o    when to exercise a benefit,
o    which benefit(s) to exercise,
o the amount of the GPWB Payment (subject to the GPWB Maximum) and Excess Withdrawals from the portion of the Contract that is in the Accumulation Phase,*
o    the frequency of GPWB Payments,* and
o    whether to stop or restart GPWB Payments on an annual basis.

* Owners do not have this flexibility under the GMIB.

GPWB PAYMENTS

In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments will not begin until your request has been received at our Service Center and determined to be in good order.

If you exercise the GPWB, we will ask you to select either the 5% payment option or the 10% payment option. ONCE YOU SELECT A PAYMENT OPTION, YOU CANNOT CHANGE IT. The payment option you select determines the GPWB Maximum, the PB Value and whether or not you will receive an automatic increase or "step up" feature. The GPWB Maximum is the largest annual GPWB Payment that is available to you each Contract Year. Under the 5% payment option the GPWB Maximum is 5% of the PB Value each year, and under the 10% payment option it is 10% of the PB Value each year. Under the 5% payment option, the PB Value is the greater of the MAV, 7% AIA, or the Contract Value.

Under the 10%


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payment option, the PB Value is the greater of the MAV or Contract Value. The 5%
payment option contains an automatic step up* feature. Step ups are not available under the 10% payment option.


* See the discussion of "Step Ups Under the GPWB with the 5% Payment Option" earlier in this section.


If you exercise the GPWB, we will also ask you to select the amount of the annual GPWB Payment you would like to receive subject to the GPWB Maximum. You cannot request GPWB Payments that would exceed the GPWB Maximum in a given Contract Year. Because GPWB Payments are non-cumulative, if you elect to receive less than the GPWB Maximum in a given year, it will not carry over to the next Contract Year.

IF YOU REQUEST AN EXCESS WITHDRAWAL WHILE YOU ARE RECEIVING GPWB PAYMENTS AND THE AMOUNT YOU REQUEST PLUS YOUR GPWB PAYMENTS EXCEEDS THE ANNUAL GPWB MAXIMUM, THE AMOUNT THAT EXCEEDS THE GPWB MAXIMUM WILL BE SUBJECT TO ANY APPLICABLE WITHDRAWAL CHARGE* AND WILL REDUCE:
o    the Withdrawal Charge Basis,**
o    the Contract Value,
o the PB Value (which determines the amount available for future GPWB Payments and/or future GMIB Payments), and
o    the GMDB value.

* Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.
** GPWB Payments and Excess Withdrawals that do not exceed the annual GPWB Maximum will not reduce the Withdrawal Charge Basis.

Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments. If you take no Excess Withdrawals while the GPWB is in effect, we would pay the PB Value to you:
o within ten years if you elect the 10% payment option and take the maximum allowable payment each year, or
o within 20 years if you elect the 5% payment option and take the maximum allowable payment each year (assuming no step ups).

You can elect to receive GPWB Payments on an annual, semi-annual, quarterly, or monthly basis. If the scheduled GPWB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day. Each GPWB Payment will be equal to the annual GPWB Payment divided by the number of payments you elected to receive during the Contract Year, until the PB Value is less than the GPWB Payment amount. Once the PB Value is less than the GPWB Payment amount, you will receive one last GPWB Payment that will be equal to the remaining PB Value.

The initial GPWB Payment must be at least $100. If we are unable to structure the initial GPWB Payment so that it is at least $100, the GPWB will not be available to you and we will contact you to discuss alternate arrangements.

Once each Contract Year, you can elect to:
o    change the frequency of next year's GPWB Payments,
o change the amount of next year's GPWB Payment subject to the GPWB Maximum, or
o    stop GPWB Payments for the next GPWB Year.

You must provide notice of any of these requested changes to GPWB Payments to our Service Center at least 30 days before a Contract Anniversary. We will effect any change on the Contract Anniversary and the change will remain in effect for the entire following Contract Year.


The following changes* are available at any time and will be effective when your request is received in good order at our Service Center.
o Stop GPWB Payments completely and have us make GMIB Payments under a Full Annuitization based on the entire remaining PB Value.
o Stop GPWB Payments completely and take an Excess Withdrawal of the entire Contract Value (less any withdrawal charge and any deduction we make to reimburse ourselves for premium tax that we pay).
o Stop GPWB Payments completely and have us make Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value (less any deductions we make to reimburse ourselves for premium tax that we pay).


* These changes will cause the GPWB to terminate. For more details, see the discussion of "Removing the PRIME Plus Benefit From Your Contract" earlier in this section.


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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
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
                                       30


In addition, if you request an Excess Withdrawal while you are receiving GPWB Payments you can instruct us to stop GPWB Payments that are due for the remainder of the Contract Year at the time you request the Excess Withdrawal.

We will deduct each GPWB Payment proportionately from the Investment Choices. We will continue to allocate the Contract Value among the Investment Choices according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions**) while the GPWB is in effect.


** For more information, see the discussion of "Investment Option Allocation and Transfer Restrictions Under the PRIME Plus Benefit" earlier in this section and section 5, Investment Options - Transfers.

You can continue to receive GPWB Payments until the PB Value is exhausted or the GPWB terminates, even if you have no remaining Contract Value. If there is Contract Value remaining after you exhaust the PB Value, you can elect to either:
o receive a lump sum payment of the entire remaining Contract Value (less any withdrawal charges and any deduction we make to reimburse ourselves for premium taxes that we pay), the Accumulation Phase of the Contract will end, and the Contract will terminate+; or
o request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value (less any deduction we make to reimburse ourselves for premium taxes that we pay).


We will send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we will pay you the entire remaining Contract Value (less any withdrawal charges and any deductions we make for premium tax that we pay) in a lump sum, the Accumulation Phase of the Contract will end, and the Contract will terminate+.

+ If you took a Partial Annuitization, those portions of the Contract will continue and we will continue to make Annuity Payments as provided for in the selected Annuity Option.


NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization the Guaranteed Partial Withdrawal Benefit will no longer be available to you and any GPWB Payments you were receiving will stop.


TAXATION OF GPWB PAYMENTS

GPWB Payments are withdrawals and will be treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment will most likely be subject to ordinary income tax. In addition, GPWB Payments may be subject to premium taxes and, if any Owner is younger than age 59 1/2, may also be subject to a 10% federal penalty tax. GPWB Payments are not subject to a withdrawal charge as long as you withdraw no more than your GPWB Maximum in any Contract Year. However, if you take an Excess Withdrawal and exceed your annual GPWB Maximum, the amount that exceeds the GPWB Maximum (including GPWB Payments) will be subject to a withdrawal charge* based on the date of Purchase Payment receipt and it will reduce the Withdrawal Charge Basis, as indicated in section 7, Expenses - Withdrawal Charge.

* Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.

TERMINATION OF THE GPWB


THE GPWB WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o    Termination of the PRIME Plus Benefit rider.
o    The Business Day you take an Excess Withdrawal of the entire Contract
     Value.
o    The Business Day that the PB Value and Contract Value are both zero.
o The Business Day before the Income Date that you take a Full Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o    Contract termination.
o The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).



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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
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                                       31


GMIB PAYMENTS

The annuity income protection provided by the GMIB will apply only under the following circumstances.
o Your Income Date must be within 30 days following a Contract Anniversary beginning seven Contract Years after the date the PRIME Plus Benefit is added to your Contract, or seven Contract Years after the date of any 7% AIA reset.
o GMIB Payments can only be made as fixed payments, regardless of the Annuity Option* you select.
o Annuity Option 6* is only available if the PB Value is the MAV and the duration of the period certain must be at least ten years.
o If the PB Value is the 7% AIA, your available Annuity Options* are restricted to Annuity Option 2 or 4 and the duration of the period certain must be at least ten years.
o   We will base all GMIB Payments on an interest rate of 1% per year.

* For more information see section 3, The Annuity Phase - Annuity Options.

In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

Under the GMIB you can take either a Full Annuitization, or before you exercise the GPWB, you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value. Any GMIB Partial Annuitization will reduce the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB. If you take a Partial Annuitization you cannot:
o transfer any amounts you allocated to GMIB Payments back to any portion of the Contract that is in the Accumulation Phase;
o    transfer amounts from one Annuity Payment stream to another; or
o allocate additional PB Value (or Contract Value) to an existing stream of Annuity Payments.

You can elect to receive GMIB Payments on an annual, semi-annual, quarterly, or monthly basis. Each GMIB Payment will be equal to the annual GMIB Payment divided by the number of payments you elected to receive during the Contract Year. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

AMOUNT USED TO CALCULATE GMIB PAYMENTS

The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the PB Value. There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

While the 7% AIA may be larger than the MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options.

If the GMIB Payment available under the 7% AIA would always be less than the GMIB Payment available under the MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

TAXATION OF GMIB PAYMENTS

If you take a GMIB Partial Annuitization, GMIB Payments will be treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract will be considered to be distributed before Purchase Payments and may be subject to ordinary income tax and a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified


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                                       32


Contracts, the entire GMIB Payment under a Partial Annuitization will most likely be subject to ordinary income taxes. For more information on Partial Annuitizations, please see section 3, The Annuity Phase - Partial Annuitization.

If you take a Full Annuitization under the GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, GMIB Payments should be treated as annuity payments (and not withdrawals) for tax purposes ONLY after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.

TERMINATION OF THE GMIB

IF YOU HAVE NOT EXERCISED THE GMIB, IT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o    Termination of the PRIME Plus Benefit rider.
o    The Business Day that the PB Value and Contract Value are both zero.
o The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.
o    Contract termination.
o The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).

IF YOU EXERCISE THE GMIB, EACH PORTION OF THE CONTRACT THAT YOU APPLY TO GMIB PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o    Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o    Under Annuity Option 6, the expiration of the specified period certain.
o    Termination of the PRIME Plus Benefit rider.
o    Contract termination.

* If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

REQUIRED MINIMUM DISTRIBUTIONS (RMDS) UNDER QUALIFIED CONTRACTS WITH THE PRIME PLUS BENEFIT

The GMIB and GPWB under the PRIME Plus Benefit may have limited usefulness if you purchase a Qualified Contract that is subject to a RMD. If your Contract includes the PRIME Plus Benefit and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. YOU SHOULD CONSIDER WHETHER THE GMIB IS APPROPRIATE FOR YOUR SITUATION IF YOU PLAN TO EXERCISE THE GMIB AFTER YOUR RMD BEGINNING DATE.

You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. If you exercise the GPWB, we will ask you to select either the 5% payment option or the 10% payment option. ONCE YOU SELECT A PAYMENT OPTION, YOU CANNOT CHANGE IT. Therefore, under a Qualified Contract that is subject to RMDs, you may not be able to adjust your GPWB Payment to meet your required minimum distribution needs. If you own a Qualified Contract that is subject to RMDs and your RMD payment is greater than the GPWB Maximum, you will not be able to meet your RMD needs without taking Excess Withdrawals.

In addition, RMD payments will reduce your PB Value. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THE PRIME PLUS BENEFIT.

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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
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
                                       33


--------------------------------------------------------------------------------
5. INVESTMENT OPTIONS

The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.


YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE TELEPHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.


Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

The AZL FusionPortfolios are offered by the Allianz Variable Insurance Products Fund of Funds Trust. Each of the AZL FusionPortfolios is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.


The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.



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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
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
                                       34




                                                           INVESTMENT OPTIONS

----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Investment Management
       Company              Name of
         and               Investment         Asset        Objective(s)                Primary Investments
  Adviser/Subadviser         Option         Category                                (Normal market conditions)
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
AIM
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL AIM           International  Long-term         At least 80% of its assets in a diversified
Investment Management   International        Equity      growth of         portfolio of international equity
LLC/Investco Aim        Equity Fund                      capital           securities whose issuers are considered by
Capital Management,                                                        the fund's subadviser to have strong
Inc.                                                                       earnings momentum.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
BLACKROCK
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Money             Cash       Current income    Invests in a broad range of short-term,
Investment Management   Market Fund        Equivalent    consistent with   high quality U.S. dollar-denominated money
LLC/BlackRock                                            stability of      market instruments, including government,
Institutional                                            principal         U.S. and foreign bank, commercial and other
Management Corporation                                                     obligations. During extended periods of low
                                                                           interest rates, and due in part to contract
                                                                           fees and expenses, the yield of the AZL
                                                                           Money Market Fund may also become extremely
                                                                           low and possibly negative.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by BlackRock    BlackRock           Specialty    High total        Invests in both equity and debt securities
Advisors,               Global                           investment        of issuers located around the world to
LLC/BlackRock           Allocation V.I.                  return            achieve a combination of capital growth and
Investment              Fund                                               income.
Management, LLC and
BlackRock Asset
Management U.K.
Limited
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL LMP Large     Large Growth   Long-term         At least 80% of its net assets in equity
Investment Management   Cap Growth Fund                  growth of         securities of U.S. companies with large
LLC/ClearBridge                                          capital           market capitalizations, similar to
Advisors, LLC                                                              companies in the Russell 1000(R) Growth
                                                                           Index. Also may invest in preferred stocks,
                                                                           warrants and convertible securities and up
                                                                           to 15% of its assets in securities of
                                                                           foreign issuers.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
COLUMBIA
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Columbia        Specialty    Capital           At least 80% of its total net assets in
Investment Management   Technology Fund                  Appreciation      common stocks of U.S and foreign technology
LLC/Columbia                                                               companies that may benefit from
Management Advisors,                                                       technological improvements, advancements or
LLC                                                                        developments.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
DAVIS
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Davis NY       Large Value   Long-term         Invests the majority of assets in equity
Investment Management   Venture Fund                     growth of         securities issued by large companies with
LLC/Davis Selected                                       capital           market capitalizations of at least $10
Advisers, L.P.                                                             billion.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Davis        Davis VA            Specialty    Long-term         At least 80% of net assets in securities
Advisors                Financial                        growth of         issued by companies  principally engaged in
                        Portfolio                        capital           the financial services sector.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Davis VA Value     Large Value   Long-term         Invests primarily in equity securities
                        Portfolio                        growth of         issued by large companies with market
                                                         capital           capitalizations of at least $10 billion.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
DREYFUS
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Dreyfus       Large Growth   Long-term         Primarily invests in common stocks of
Investment Management   Founders Equity                  growth of         large, well-established and mature
LLC/Founders Asset      Growth Fund                      capital and       companies. Normally invests at least 80% of
Management LLC                                           income            its net assets in stocks that are included
                                                                           in a widely recognized index of stock
                                                                           market performance. May invest in
                                                                           non-dividend paying companies if they offer
                                                                           better prospects for capital appreciation.
                                                                           May invest up to 30% of its total assets in
                                                                           foreign securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Dreyfus         Small Cap    Seeks returns     Normally invests at least 80% of its net
Investment Management   Premier Small                    that are          assets in stocks of small U.S. companies
LLC/The Dreyfus         Cap Value Fund                   consistently      with market capitalizations between $100
Corporation                                              superior to the   million and $3 billion at the time of
                                                         Russell 2000(R)   purchase.
                                                         Value Index
----------------------- ----------------- -------------- ----------------- ---------------------------------------------

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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                       35


----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL S&P 500        Large Blend   Match total       Normally invests in all 500 stocks in the
Investment Management   Index Fund                       return of the     S&P 500(R) in proportion to their weighting
LLC/The Dreyfus                                          S&P 500(R)        in the index.
Corporation
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Small Cap       Small Cap    Match             Invests in a representative sample of
                        Stock Index Fund                 performance of    stocks included in the S&P SmallCap 600
                                                         the S&P           Index(R), and in futures whose performance
                                                         SmallCap 600      is related to the index, rather than
                                                         Index(R)          attempt to replicate the index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by The          Dreyfus IP          Small Cap    Match             Invests in a representative sample of
Dreyfus Corporation     Small Cap Stock                  performance of    stocks included in the S&P SmallCap 600
                        Index Portfolio                  the S&P           Index(R), and in futures whose performance
                                                         SmallCap 600      is related to the index, rather than
                                                         Index(R)          attempt to replicate the index.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Dreyfus Stock      Large Blend   Match total       Invests in all 500 stocks in the S&P 500(R)
                        Index Fund, Inc.                 return of the     in proportion to their weighting in the
                                                         S&P 500(R)        index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL First Trust    Large Blend   Total Return      Invests primarily in common stocks of
Investment Management   Target Double                                      companies that are identified by a model
LLC/First Trust         Play Fund                                          based on an allocation of 50% in two
Advisors L.P.                                                              separate strategies that seek to provide
                                                                           above-average total return.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Franklin        Small Cap    Long-term total   Under normal market conditions, invests at
Investment Management   Small Cap Value                  return            least 80% of its net assets in investments
LLC/Franklin Advisory   Fund                                               of small capitalization companies similar
Services, LLC                                                              to those that comprise the Russell 2500(TM)
                                                                           Index at the time of investment.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Global     Specialty    Capital           At least 80% of net assets in investments
Advisers, Inc.          Communications                   appreciation      of communications companies anywhere in the
                        Securities Fund                  and current       world and normally invests primarily to
                                                         income            predominantly in equity securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Global     Specialty    High Total        At least 80% of net assets in investments
Templeton               Real Estate                      Return            of companies located anywhere in the world
Institutional, LLC      Securities Fund                                    that operate in the real estate sector and
                                                                           normally invests predominantly in equity
                                                                           securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Growth    Large Value   Capital           Invests predominantly in a broadly
Advisers, Inc.          and Income                       appreciation,     diversified portfolio of equity securities,
                        Securities Fund                  with current      including securities convertible into
                                                         income as a       common stock.
                                                         secondary goal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin High      High-Yield    High current      Invests primarily to predominantly in debt
                        Income                Bonds      income with       securities offering high yield and expected
                        Securities Fund                  capital           total return.
                                                         appreciation as
                                                         a secondary
                                                         goal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Income     Specialty    Maximize income   Normally invests in debt and equity
                        Securities Fund                  while             securities, including corporate, foreign
                                                         maintaining       and U.S. Treasury bonds and stocks with
                                                         prospects for     dividend yields the manager believes are
                                                         capital           attractive.
                                                         appreciation
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Large     Large Blend   Capital           At least 80% of net assets in investments
Advisers, Inc.          Cap Growth                       appreciation      of large capitalization companies, and
                        Securities Fund                                    normally invests predominantly in equity
                                                                           securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Rising      Mid Cap     Long-term         At least 80% of net assets in investments
Advisory Services, LLC  Dividends                        capital           of companies that have paid rising
                        Securities Fund                  appreciation      dividends, and normally invests
                                                         with              predominantly in equity securities.
                                                         preservation of
                                                         capital as an
                                                         important
                                                         consideration
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin             Mid Cap     Long-term         At least 80% of net assets in investments
Advisers, Inc.          Small-Mid Cap                    capital growth    of small capitalization and mid
                        Growth                                             capitalization companies and normally
                        Securities Fund                                    invests predominantely in equity
                                                                           securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------

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
                                       36


----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin Small      Small Cap    Long term total   At least 80% of net assets in investments
Advisory Services,      Cap Value                        return            of small capitalization companies and
LLC                     Securities Fund                                    normally invests predominantly in equity
                                                                           securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Administered by         Franklin            Specialty    Capital           Invests equal portions in Class 1 shares of
Franklin Templeton      Templeton VIP       (Fund of     appreciation      the Franklin Income Securities Fund, Mutual
Services, LLC           Founding Funds       Funds)      with income as    Shares Securities Fund, and Templeton
                        Allocation Fund                  a secondary       Growth Securities Fund.
                                                         goal.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Franklin U.S.      Short-Term    Income            At least 80% of its net assets in U.S.
Advisers, Inc.          Government Fund       Bonds                        government securities and normally invests
                                                                           primarily in fixed and variable rate
                                                                           mortgage-backed securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Franklin Zero     Intermediate-  As high an        Normally invests at least 80% of its net
                        Coupon Fund 2010  Term Bonds     investment        assets in zero coupon debt securities. The
                                                         return as is      fund will mature in December of 2010 and
                                                         consistent with   will then no longer be available as an
                                                         capital           Investment Option under the Contract. For
                                                         preservation      additional information regarding the
                                                                           maturity of the fund, please see the
                                                                           Franklin Zero Coupon Fund prospectus.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Mutual            International  Capital           Invests primarily in U.S. and foreign
Mutual Advisers, LLC    Discovery            Equity      appreciation      equity securities that the manager believes
                        Securities Fund                                    are undervalued. The Fund also invests, to
                                                                           a lesser extent, in risk arbitrage
                                                                           securities and distressed companies.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Mutual Shares      Large Value   Capital           Invests primarily in U.S. and foreign
                        Securities Fund                  appreciation,     equity securities that the manager believes
                                                         with income as    are undervalued. The fund also invests, to
                                                         a secondary goal  a lesser extent, in risk arbitrage
                                                                           securities and distressed companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Templeton    Templeton           Specialty    Long-term         At least 80% of net assets in emerging
Asset Management, Ltd.  Developing                       capital           market investments, and normally invests
                        Markets                          appreciation      predominantly in equity securities.
                        Securities Fund
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Templeton    Templeton         International  Long-term         Normally invests at least 80% of net assets
Investment Counsel,     Foreign              Equity      capital growth    in investments of issuers located outside
LLC                     Securities Fund                                    the U.S., including those in emerging
                                                                           markets, and normally invests predominantly
                                                                           in equity securities.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Franklin     Templeton         Intermediate-  High current      Normally invests mainly in debt securities
Advisers, Inc.          Global Income     Term Bonds     income,           of governments and their political
                        Securities Fund                  consisent with    subdivisions and agencies, supranational
                                                         preservation of   organizations and companies located
                                                         capital, with     anywhere in the world, including emerging
                                                         capital           markets.
                                                         appreciation as
                                                         a secondary
                                                         consideration.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Templeton    Templeton         International  Long-term         Normally invests primarily in equity
Global Advisors         Growth               Equity      capital growth    securities of companies located anywhere in
Limited                 Securities Fund                                    the world, including those in the U.S. and
                                                                           in emerging markets.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FUSION PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
Investment Management   Balanced Fund     Funds" Model   capital           investments, to achieve a range generally
LLC                                         Portfolio    appreciation      from 45% to 55% of assets in equity funds
                                                         with              with the remaining balance invested in
                                                         preservation of   fixed income funds.
                                                         capital as an
                                                         important
                                                         consideration
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
                        Growth Fund       Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 75% to 85% of assets in equity funds
                                                                           with the remaining balance invested in
                                                                           fixed income funds.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Fusion         A "Fund of    Long-term         Allocation among the underlying
                        Moderate Fund     Funds" Model   capital           investments, to achieve a range generally
                                            Portfolio    appreciation      from 60% to 70% of assets in equity funds
                                                                           with the remaining balance invested in
                                                                           fixed income funds.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


--------------------------------------------------------------------------------
     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                       37


------------------------------------------------------------------------------------------------------------------------
JENNISON
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Jennison       Large Blend   Long-term         At least 80% of its total assets in
Investment Management   20/20 Focus Fund                 growth of         approximately 40 (which may range up to 45)
LLC/Jennison                                             capital           equity and equity-related securities of
Associates LLC                                                             companies that the subadviser believes have
                                                                           strong capital appreciation potential.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Jennison      Large Growth   Long-term         At least 65% of its total assets in equity
                        Growth Fund                      growth of         and equity-related securities of companies
                                                         capital           that exceed $1 billion in market
                                                                           capitalization at the time of investment
                                                                           and that the subadviser believes have
                                                                           above-average growth prospects.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Prudential   Jennison 20/20     Large Blend   Long-term         Invests primarily in up to 40 equity
Investments             Focus Portfolio                  growth of         securities of U.S. companies that the
LLC/Jennison                                             capital           subadviser believes to have strong capital
Associates LLC                                                             appreciation potential.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
LEGG MASON
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Legg Mason    Large Growth   Maximum           Invests primarily in common stocks or
Investment Management   Growth Fund                      long-term         securities convertible into or exchangeable
LLC/Legg Mason                                           capital           for common stock. May invest up to 25% of
Capital Management,                                      appreciation      total assets in foreign securities.
Inc.                                                     with minimum
                                                         long-term risk
                                                         to principal
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Legg Mason     Large Blend   Long-term         Invests primarily in equity securities
                        Value Fund                       growth of         that, in the subadviser's opinion, offer
                                                         capital           the potential for capital growth. May
                                                                           invest up to 25% of total assets in
                                                                           long-term debt securities and up to 10% of
                                                                           total assets in debt securities rated below
                                                                           investment grade (junk bonds).
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Neuberger        Mid Cap     Long-term         Invests mainly in common stocks of mid-cap
Investment Management   Berman Regency                   growth of         companies, with a total market
LLC/Neuberger Berman    Fund                             capital           capitalization within the range of the
Management Inc.                                                            Russell Midcap(R) Index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
NICHOLAS-APPLEGATE
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL NACM          International  Maximum           At least 80% of its net assets in
Investment Management   International        Equity      long-term         securities of companies in developed
LLC/Nicholas-Applegate  Fund                             capital           countries located outside the U.S.,
Capital Management,                                      appreciation      represented in the Morgan Stanley Capital
LLC                                                                        International Europe Australasia Far East
                                                                           ("MSCI EAFE") Index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL OCC             Small Cap    Capital           At least 65% of its assets in common stocks
Investment Management   Opportunity Fund                 appreciation      of "growth" companies with market
LLC/ Oppenheimer                                                           capitalizations of less than $2 billion at
Capital LLC                                                                the time of investment.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL OCC Value      Large Value   Long-term         At least 65% of its total assets in common
Investment Management   Fund                             growth of         stocks of companies with market
LLC/ Oppenheimer                                         capital and       capitalizations of more than $5 billion at
Capital LLC                                              income            the time of investment and prices below the
                                                                           subadviser's estimate of intrinsic value.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by OpCap        OpCap Mid Cap        Mid Cap     Long-term         Invests at least 80% of its net assets in
Advisers LLC            Portfolio                        capital           equity securities of companies with market
                                                         appreciation      capitalizations between $500 million and
                                                                           $15 billion at the time of purchase that
                                                                           the adviser believes are undervalued in the
                                                                           marketplace.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMERFUNDS
------------------------------------------------------------------------------------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Oppenheimer   International  Capital           Invests mainly in common stocks of mid and
Investment Management   Global Fund          Equity      appreciation      large-cap companies in the U.S. and foreign
LLC/                                                                       countries, including countries with
OppenheimerFunds, Inc.                                                     developed and emerging markets.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer   International  Long-term         Common stocks of growth companies that are
                        International        Equity      capital           domiciled outside the U.S. or have their
                        Growth Fund                      appreciation      primary operations outside the U.S.,
                                                                           including companies in emerging markets.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Oppenheimer    Large Blend   High total        Common stocks of U.S. companies of
                        Main Street Fund                 return            different capitalization ranges, currently
                                                                           focusing on large-capitalization issuers.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


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--------------------------------------------------------------------------------

                                       38


----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by              Oppenheimer       International  Long-term         Invests mainly in common stocks of U.S. and
OppenheimerFunds, Inc.  Global               Equity      capital           foreign issuers, currently with an emphasis
                        Securities                       appreciation      in developed markets.
                        Fund/VA
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Oppenheimer        High-Yield    High level of     Invests mainly in a variety of high-yield
                        High Income           Bonds      current income    fixed-income securities of domestic and
                        Fund/VA                                            foreign issuers with at least 65% of total
                                                                           assets in high-yield, lower-grade fixed
                                                                           income securities commonly known as junk
                                                                           bonds.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        Oppenheimer        Large Blend   High total        Invests mainly in common stocks of U.S.
                        Main Street                      return (which     companies of different capitalization
                        Fund(R)/VA                       includes growth   ranges, presently focusing on
                                                         in the value of   large-capitalization issuers.
                                                         its shares as
                                                         well as current
                                                         income)
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
PIMCO
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL PIMCO           Specialty    Exceed the        Invests substantially all assets in
Investment Management   Fundamental                      total return of   derivative instruments based on the
LLC/Pacific             IndexPLUS Total                  the FTSE RAFI(TM) Enhanced RAFI(TM)1000, backed by a portfolio
Investment Management   Return Fund                      1000 Index        of short and intermediate term fixed income
Company LLC                                                                instruments.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Pacific      PIMCO VIT All       Specialty    Maximum real      Invests in institutional class shares of
Investment Management   Asset Portfolio     (Fund of     return            the underlying PIMCO Funds and does not
Company LLC                                  Funds)      consistent with   invest directly in stocks or bonds of other
                                                         preservation of   issuers.
                                                         real capital
                                                         and prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT           Specialty    Maximum real      Invests in commodity linked derivative
                        CommodityReal                    return            instruments backed by a portfolio of
                        Return(TM)                       consistent with   inflation-indexed securities and other
                        Strategy                         prudent           fixed income securities.
                        Portfolio                        investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Intermediate-  Maximum total     At least 80% of its assets in fixed income
                        Emerging          Term Bonds     return,           instruments of issuers that economically
                        Markets Bond                     consistent with   are tied to countries with emerging
                        Portfolio                        preservation of   securities markets.
                                                         capital and
                                                         prudent
                                                         investment
                                                         management
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Pacific      PIMCO VIT         Intermediate-  Maximum total     At least 80% of its assets in fixed income
Investment Management   Global Bond       Term Bonds     return,           instruments of issuers in at least three
Company LLC             Portfolio                        consistent with   countries (one of which may be the U.S.),
                        (Unhedged)                       preservation of   which may be represented by futures
                                                         capital and       contracts. Invests primarily in securities
                                                         prudent           of issuers located in economically
                                                         investment        developed countries.
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT High     High-Yield    Maximum total     At least 80% of assets in a diversified
                        Yield Portfolio       Bonds      return,           portfolio of high-yield securities (junk
                                                         consistent with   bonds) rated below investment grade, but at
                                                         preservation of   least Caa by Moody's or equivalently rated
                                                         capital and       by S&P or Fitch. May invest up to 20% of
                                                         prudent           total asets in securities denominated in
                                                         investment        foreign currencies.
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT Real    Intermediate-  Maximum real      At least 80% of its net assets in
                        Return Portfolio  Term Bonds     return,           inflation-indexed bonds of varying
                                                         consistent with   maturities issued by the U.S. and non-U.S.
                                                         preservation of   governments, their agencies or
                                                         real capital      instrumentalities and corporations.
                                                         and prudent
                                                         investment
                                                         management
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        PIMCO VIT         Large Growth   Total return      Invests substantially in S&P 500(R)
                        StocksPLUS(R)                    exceeding that    derivatives, backed by a portfolio of fixed
                        Growth and                       of the S&P        income instruments.
                        Income Portfolio                 500(R)
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                       39


----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Pacific      PIMCO VIT Total   Intermediate-  Maximum total     At least 65% of total assets in a
Investment Management   Return Portfolio  Term Bonds     return,           diversified portfolio of fixed income
Company LLC                                              consistent with   instruments of varying maturities.
                                                         preservation of
                                                         capital and
                                                         prudent
                                                         investment
                                                         management
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL
------------------------------------------------------------------------------------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
Managed by Prudential   SP                International  Long-term         Invests primarily in equity-related
Investments             International        Equity      growth of         securities of foreign issuers with at least
LLC/William Blair &     Growth Portfolio                 capital           65% of its total assets in common stocks of
Company LLC and                                                            foreign companies operating or based in at
Marsico Capital                                                            least five different countries.
Management LLC
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Prudential   SP Strategic      Large Growth   Long-term         At least 65% of total assets in equity and
Investments             Partners                         growth of         equity-related securities of U.S. companies
LLC/Jennison            Focused Growth                   capital           that the adviser believes to have strong
Associates LLC and      Portfolio                                          capital appreciation potential.
AllianceBernstein L.P.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
SCHRODER
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Schroder        Specialty    Capital           Invests at least 80% of its net assets in
Investment Management   Emerging                         appreciation      equity securities of companies that the
LLC/Schroder            Markets Equity                                     subadviser believes to be "emerging market"
Investment Management   Fund                                               issuers. May invest remainder of assets in
North America Inc.                                                         securities of issuers located anywhere in
                                                                           the world.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Schroder      International  Long-term         At least 80% of net assets in equity
                        International        Equity      capital           securities of small capitalization
                        Small Cap Fund                   appreciation      companies located outside the U.S.
                                                                           (generally with market capitalizations of
                                                                           $3.5 billion or less at the time of
                                                                           investment) that it believes offer the
                                                                           potential for capital appreciation.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
SELIGMAN
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by J. & W.      Seligman            Small Cap    Long-term         At least 80% of net assets in common stocks
Seligman & Co.          Smaller-Cap                      capital           of "value" companies with smaller market
Incorporated            Value Portfolio                  appreciation      capitalizations (up to $3 billion) at the
                                                                           time of purchase by the portfolio.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
TARGETPLUS PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Long-term capital Invests primarily in a diversified
Investment Management   Balanced Fund       Portfolio    appreciation with portfolio of equity and fixed income
LLC/First Trust                                          preservation of   securities with 45% to 55% allocated to the
Advisors L.P. and                                        capital as an     equity portfolio and the balance allocated
Pacific Investment                                       important         to the fixed income portfolio. May invest a
Management Company LLC                                   consideration     significant portion of its total assets in
                                                                           securities of non-U.S. companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Total return      Invests at least 80% of net assets in
Investment Management   Equity Fund         Portfolio                      common stocks of companies that are
LLC/First Trust                                                            identified by a model based on an
Advisors L.P.                                                              allocation of 20% of fund assets in each of
                                                                           five separate strategies that seek to
                                                                           provide above-average total return.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL TargetPLUS        Model      Long-term         Invests primarily in a diversified
Investment Management   Growth Fund         Portfolio    capital           portfolio of equity and fixed income
LLC/First Trust                                          appreciation      securities with 75% to 85% allocated to the
Advisors L.P. and                                                          equity portfolio and the balance allocated
Pacific Investment                                                         to the fixed income portfolio. May invest a
Management Company LLC                                                     significant portion of its total assets in
                                                                           securities of non-U.S. companies.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL TargetPLUS        Model      Long-term         Invests primarily in a diversified
                        Moderate Fund       Portfolio    capital           portfolio of equity and fixed income
                                                         appreciation      securities with 60% to 70% allocated to the
                                                                           equity portfolio and the balance allocated
                                                                           to the fixed income portfolio. May invest a
                                                                           significant portion of its total assets in
                                                                           securities of non-U.S. companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------


--------------------------------------------------------------------------------
     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                       40


------------------------------------------------------------------------------------------------------------------------
TURNER
------------------------------------------------------------------------------------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Turner          Small Cap    Long-term         At least 80% of its net assets in common
Investment Management   Quantitative                     growth of         stocks and other equity securities of U.S.
LLC/Turner Investment   Small Cap                        capital           companies with small  market
Partners, Inc.          Growth Fund                                        capitalizations that the subadviser
                                                                           believes, based on a quantitative model,
                                                                           have strong earnings growth potential.
                                                                           Small capitalization companies are defined
                                                                           as companies with market capitalizations,
                                                                           at the time of purchase, in the range of
                                                                           companies included in the Russell 2000(R)
                                                                           Growth Index.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN
------------------------------------------------------------------------------------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Van Kampen     Large Value   Capital growth    Invests at least 80% of net assets in
Investment Management   Comstock Fund                    and income        common stocks with the potential for
LLC/Van Kampen Asset                                                       capital growth and income. May invest  up
Management                                                                 to 25% of total assets in foreign
                                                                           securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen      Specialty    Highest           Invests at least 65% of its total assets in
                        Equity and                       possible income   income-producing equity securities and also
                        Income Fund                      consistent with   invests in investment grade quality debt
                                                         safety of         securities. May invest  up to 25% ot total
                                                         principal with    assets in foreign securities.
                                                         long-term
                                                         growth of
                                                         capital as an
                                                         important
                                                         secondary
                                                         objective
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen    International  Long term         Invests primarily in a portfolio of equity
                        Global               Equity      capital           securities of issuers located throughout
                        Franchise Fund                   appreciation      the world that it believes have, among
                                                                           other things, resilient business franchises
                                                                           and growth potential. Normally invests at
                                                                           least 65% of total assets in securities of
                                                                           issuers from at least three different
                                                                           countries, which may include the U.S.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen      Specialty    Income and        Invests at least 80% of assets in equity
                        Global Real                      capital           securities of companies in the real estate
                        Estate Fund                      appreciation      industry located throughout the world,
                                                                           including real estate investment trusts and
                                                                           real estate operating companies established
                                                                           outside the U.S.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
----------------------- ----------------- -------------- ----------------- ---------------------------------------------
Managed by Allianz      AZL Van Kampen     Large Value   Income and        Invests at least 65% of total assets in
Investment Management   Growth and                       long-term         income-producing equity securities,
LLC/Van Kampen Asset    Income Fund                      growth of         including common stocks and convertible
Management                                               capital           securities; also in non-convertible
                                                                           preferred stocks and debt securities rated
                                                                           "investment grade." May invest  up to 25%
                                                                           of total assets in foreign securities.
                        ----------------- -------------- ----------------- ---------------------------------------------
                        ----------------- -------------- ----------------- ---------------------------------------------
                        AZL Van Kampen       Mid Cap     Capital growth    At least 80% of net assets in common stocks
                        Mid Cap Growth                                     and other equity securities of mid
                        Fund                                               capitalization growth companies.
----------------------- ----------------- -------------- ----------------- ---------------------------------------------



Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.


--------------------------------------------------------------------------------
     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS


We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.


TRANSFERS

CONTRACTS WITH THE PRIME PLUS BENEFIT WILL BE SUBJECT TO RESTRICTIONS ON TRANSFERS INTO CERTAIN INVESTMENT OPTIONS IF THESE CONTRACTS EXCEED CERTAIN LIMITS ON VOLATILITY OR RISK. For more information, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - Investment Option Allocation and Transfer Restrictions Under the PRIME Plus Benefit.

You can make transfers among the Investment Choices, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 7, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.


The following applies to any transfer.
o The minimum amount that you can transfer is $1,000 ($500 in New Jersey) or the entire amount in the Investment Choice, if less. We waive this requirement if the transfer is made under the dollar cost averaging or flexible rebalancing programs or the allocation and transfer restrictions for the PRIME Plus Benefit.
o We may choose not to allow you to make transfers during the free look/right to examine period.
o    Your request for a transfer must clearly state:
     - which Investment Choices are involved in the transfer; and - how much you wish to transfer.
o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the "Excessive Trading and Market Timing" discussion in this section.
o Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
o Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments.


When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.


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The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.


TELEPHONE AND OTHER ELECTRONIC TRANSFERS

You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING


Your ability to make transfers under the Contract is subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.


Frequent transfers, programmed transfers, transfers into and then out of an Investment Choice in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment Choice, if market timers or others transfer into the Investment Choice at prices that are below their true value or transfer out of the Investment Choice at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Choice to maintain a higher level of cash than would otherwise be the case, or causing the Investment Choice to liquidate investments prematurely.
o    Increased brokerage and administrative expenses.

In order to attempt to protect our Owners and the Investment Choices from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Choices. Unless prohibited by


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the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Choice. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Choices, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and back out of a particular Investment Choice, or transfers out of and back into a particular Investment Choice.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Choice at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o    Prohibiting transfers into specific Investment Choices.
o    Imposing other limitations or restrictions.


We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Choice may be unable to invest effectively in accordance with its investment objectives and policies.


Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.


We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.


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As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.


We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Choice's shares are subject to acceptance by that Investment Choice. We reserve the right to reject, without prior notice, any transfer request into an Investment Choice or allocation of a Purchase Payment to an Investment Choice if the order to purchase the Investment Choice's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.


We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Choice, we may prohibit transfers into or allocations of Purchase Payments to that Investment Choice. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.

DOLLAR COST AVERAGING (DCA) PROGRAM

The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one of the available Investment Choices to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to a general account Investment Choice. The only general account Investment Choice that you can dollar cost average from is the DCA Fixed Option. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There may be two DCA options available to you. The first option is the DCA Fixed Option. It is only available for a period of either 6 or 12 months for both initial and additional Purchase Payments. Under the DCA Fixed Option, you will receive a fixed interest rate guaranteed for the period by us. The DCA Fixed Option may not be available in your state.

The second option is the Standard DCA Option. It requires a $1,500 minimum allocation and participation for at least six months. Only the Investment Options are available with this option.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You can elect either program by properly completing the DCA form provided by us.

Your participation in the program will end when any of the following occurs.
o    The number of desired transfers has been made.
o You do not have enough money in the Investment Choices to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end).
o You request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month).
o    Contract termination.


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If you participate in the DCA program, there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING

You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program, your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS

If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.


Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to contract owners as stated above.


VOTING PRIVILEGES


We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.



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We determine your voting interest in an Investment Option as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o    We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

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6. OUR GENERAL ACCOUNT

Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

Currently, we only offer a DCA Fixed Option as an Investment Choice under our general account during the Accumulation Phase. Any amounts you allocate to this Investment Choice under our general account become part of our general account. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.

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7.    EXPENSES

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

SEPARATE ACCOUNT ANNUAL EXPENSES


Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges and the administrative charge (together they are called the Separate Account annual expenses). We do this as part of our calculation of the value of the Accumulation and Annuity Units. We calculate the charges as a percentage of the average daily assets invested in a subaccount on an annual basis. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. The annual administrative charge is equal to 0.15% during both phases of your Contract. During the Accumulation Phase, the current Separate Account annual expenses* are as follows:


                                       BASE CONTRACT

                                 M&E
                                CHARGES   ADMIN.CHARGE  TOTAL
TRADITIONAL GMDB                 1.35%     0.15%        1.50%
ENHANCED GMDB                    1.65%     0.15%        1.80%
EARNINGS PROTECTION GMDB         1.65%     0.15%        1.80%


                                     CHARGES FOR A CONTRACT WITH THE
                                           PRIME PLUS BENEFIT
                                                 ADMIN.
                                M&E CHARGES      CHARGE          TOTAL
TRADITIONAL GMDB                   2.05%          0.15%          2.20%
ENHANCED GMDB                      2.25%          0.15%          2.40%
EARNINGS PROTECTION GMDB           2.30%          0.15%          2.45%

* Some or all of the guaranteed benefits may not be available in all states.




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If you exercise the GPWB, the increased expenses associated with the PRIME Plus
Benefit will continue until both the GPWB and GMIB benefits terminate and the increased expenses associated with the Enhanced GMDB or the Earnings Protection GMDB (if applicable) will continue as long as the Enhanced GMDB value or the Earnings Protection GMDB value is greater than zero.

During the Annuity Phase, if you request variable Traditional Annuity Payments, the Separate Account annual expenses are equal, on an annual basis, to 1.50%. This expense is equal to the lowest charge because we do not pay a death benefit separate from the benefits provided by the Annuity Option if the Annuitant dies during the Annuity Phase. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you take a variable traditional Partial Annuitization.

MORTALITY AND EXPENSE RISK (M&E) CHARGES

These charges compensate us for all the insurance benefits provided by your Contract, for example:
o    our contractual obligation to make Annuity Payments,
o    the death, income, and withdrawal benefits under the Contract,
o    certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

ADMINISTRATIVE CHARGE

This charge is equal to 0.15% of the average daily assets invested in a subaccount on an annual basis. We deduct this charge during both the Accumulation and Annuity Phases. This charge, together with the contract maintenance charge (which is explained next), is for all the expenses associated with the administration and maintenance of the Contracts.

CONTRACT MAINTENANCE CHARGE

We deduct $40 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Choices as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment.

During the Accumulation Phase, we will not deduct this charge if the Contract Value is at least $100,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $100,000, we will not assess the contract maintenance charge. We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $100,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

In some states, we are not permitted to assess the contract maintenance charge against the general account Investment Choices, during the Annuity Phase, or both.

WITHDRAWAL CHARGE


You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within six complete Contract Years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge for amounts paid out: as Annuity Payments (including GMIB Payments), as death benefits, under the waiver of withdrawal charge benefits, or as part of a minimum distribution payment under our minimum distribution program. We also do not assess the withdrawal charge on GPWB Payments and/or Excess Withdrawals unless they exceed the GPWB Maximum. (For more information, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - GPWB Payments; and the "Waiver of Withdrawal Charge Benefits" and "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussions in section 9,



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Access to Your Money.) In the Contract or marketing materials, the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.


The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals). Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value or GMIB value you annuitize. WE DO NOT REDUCE THE WITHDRAWAL CHARGE BASIS FOR ANY PENALTY-FREE WITHDRAWALS. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. Penalty-free withdrawals include the following amounts: withdrawals under the GPWB of the PRIME Plus Benefit that do not exceed the GPWB Maximum, withdrawals under the partial withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any withdrawal charges, or any gains or losses on your Investment Options. THIS MEANS THAT ON A FULL WITHDRAWAL, IF THE CONTRACT VALUE HAS DECLINED DUE TO POOR PERFORMANCE OF YOUR SELECTED INVESTMENT OPTIONS, THE WITHDRAWAL CHARGE MAY BE GREATER THAN THE AMOUNT AVAILABLE FOR WITHDRAWAL. BECAUSE WE ASSESS THE WITHDRAWAL CHARGE AGAINST THE WITHDRAWAL CHARGE BASIS, IN SOME INSTANCES, THE CONTRACT VALUE MAY BE POSITIVE, BUT YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see the examples in Appendix F.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1. First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, Purchase Payments that we have had for six or more complete Contract Years). We do not assess a withdrawal charge on these Purchase Payments.
2. Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. However, the partial withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 9, Access to Your Money - Partial Withdrawal Privilege.
3. Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4. Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings.


We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

                               NUMBER OF COMPLETE CONTRACT YEARS
                                SINCE WE RECEIVED YOUR PURCHASE

                                            PAYMENT                    CHARGE
                                               0                         7%
                                               1                         6%
                                               2                         5%
                                               3                         4%
                                               4                         3%
                                               5                         2%
                                   6 Contract Years or more              0%

After we have had a Purchase Payment for six complete Contract Years, there is no charge when you withdraw that Purchase Payment.



We calculate the withdrawal charge at the time of each withdrawal. For a withdrawal that is subject to a withdrawal charge, the amount we deduct for the withdrawal charge will be a percentage of the requested withdrawal amount. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it proportionately from the Investment Choices.


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EXAMPLE: You purchase a Contract with an initial Purchase Payment of $10,000 and make another Purchase Payment in the first month of the second Contract Year of $90,000. In the third month of the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.
1) Purchase Payments that are beyond the withdrawal charge period. All payments are still within the withdrawal charge period so this does not apply.
2) Amounts available under the partial withdrawal privilege. You can withdraw 12% of total purchase payments per year, and any unused partial withdrawal privilege in one contract year carries over to the next contract year. This is the third contract year and you have not taken any other withdrawals, so you can withdraw up to 36% of your total payments (or $36,000) without incurring a withdrawal charge.
3) Purchase Payments on a FIFO basis. The total amount we deduct from the first Purchase Payment is $10,000, which is subject to a 5% withdrawal charge, and we pay you this entire amount. A withdrawal charge of $500 is also tracked. We determine the withdrawal charge on this amount as follows:

                                 $10,000    X  0.050    =     $500

    Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $46,000 ($36,000 under the partial withdrawal privilege and $10,000 from the first Purchase Payment), so we would need to deduct $6,000 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is subject to a 6% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:

                                 $6,000     X  0.060    =     $360

4) Contract earnings. The withdrawal charges of $860 are deducted from contract earnings.

In total we withdrew $52,860 from your Contract, of which you received $52,000 and paid total withdrawal charges of $860.

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family, and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE


You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, or the allocation and transfer restrictions for the PRIME Plus Benefit, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.



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PREMIUM TAXES


Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. We will make a deduction from your Contract Value equal to the amount we are required to pay for premium tax. Some of these taxes are due on the Issue Date, others are due on the Income Date. It is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay until the earliest of the following: upon the Income Date* if you take a Full Annuitization, the date of full withdrawal from the Contract, or full distribution of the death benefit. We may change this practice in the future and deduct the charge when the tax is due. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.


* We do not make deductions to reimburse ourselves for premium taxes from amounts applied to GMIB Payments.

INCOME TAXES

We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES


There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.


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8. TAXES


NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THE CONTRACT OFFERS FLEXIBILITY REGARDING HOW DISTRIBUTIONS CAN BE TAKEN. NOT ALL OF THESE DISTRIBUTIONS (OR THEIR ATTENDANT TAX CONSEQUENCES) ARE DISCUSSED IN THIS SECTION. THIS INFORMATION IS NOT INTENDED AS TAX ADVICE. YOU SHOULD, THEREFORE, CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION. FOR MORE INFORMATION ON THE TAXATION OF ANNUITY PAYMENTS MADE UNDER A PARTIAL ANNUITIZATION, SEE SECTION 3, THE ANNUITY PHASE - PARTIAL ANNUITIZATION. FOR MORE INFORMATION ON THE TAXATION OF GPWB PAYMENTS, SEE SECTION 4, PROTECTED RETIREMENT INCOME MADE EASY: THE PRIME PLUS BENEFIT - TAXATION OF GPWB PAYMENTS. FOR MORE INFORMATION ON THE TAXATION OF GMIB PAYMENTS, SEE SECTION 4, PROTECTED RETIREMENT INCOME MADE EASY:
THE PRIME PLUS BENEFIT - TAXATION OF GMIB PAYMENTS.


ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.


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QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts.

o TRADITIONAL INDIVIDUAL RETIREMENT ANNUITY. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.

o SIMPLIFIED EMPLOYEE PENSION (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

o ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.


o TSAS OR 403(B) CONTRACTS. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. As a result of changes to the regulations regarding 403(b)/TSA contracts which requires information sharing agreements between the financial organization or insurance company and employers sponsoring 403(b)/TSA plans, these plans are no longer offered with this Contract. However, that may change in the future.


o INHERITED IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). If we make this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. If we make this Contract available as an Inherited IRA Contract, the death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract.


    We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the Internal Revenue Service (IRS) has not yet issued any rulings on this issue with respect to Inherited IRA Contracts. Therefore, Owners should discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.



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QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.


MULTIPLE CONTRACTS


Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.


PARTIAL 1035 EXCHANGES


Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.


DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations, GPWB Payments and Excess Withdrawals) or as Traditional Annuity Payments or GMIB Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. GPWB Payments and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. If you exercise the GPWB and the PB Value is greater than the Contract Value, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the PB Value immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.


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Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)   paid on or after you reach age 59 1/2;
2)   paid after you die;
3) paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)   paid as annuity payments under an immediate annuity; or
6)   that come from Purchase Payments made before August 14, 1982.


With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.


DISTRIBUTIONS - QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:


1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2) distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3) after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4) distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)   distributions made on account of an IRS levy upon the Qualified Contract;
6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7) distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8) distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9) distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10) a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the


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exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.


Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.


ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS


Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.


The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING


Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

"Eligible rollover distributions" from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


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GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The preceding discussion provides general information regarding federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION

The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS

Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.


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Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.

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9. ACCESS TO YOUR MONEY

The money in the Contract is available under the following circumstances:
o    by taking a withdrawal (including GPWB Payments);
o    by receiving Annuity Payments; or
o    when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.


When you take a full withdrawal, we will process the withdrawal:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price established after receipt in good order of the withdrawal request at our Service Center,
o    less any applicable withdrawal charge,
o less any deductions we make to reimburse ourselves for premium tax that we pay, and
o    less any contract maintenance charge.


See the Fee Tables and section 7, Expenses for a discussion of the charges.

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.* WE RESERVE THE RIGHT TO TREAT A REQUEST FOR A PARTIAL WITHDRAWAL THAT WOULD REDUCE THE CONTRACT VALUE BELOW THIS MINIMUM AS A REQUEST FOR A FULL WITHDRAWAL OF THE CONTRACT. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Choices.

* These limitations do not apply to GPWB Payments.

We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).


Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals do not reduce the Withdrawal Charge Basis, but any other withdrawals of Purchase Payments will reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts: withdrawals under the GPWB of the PRIME Plus Benefit that do not exceed the GPWB Maximum, withdrawals under the partial withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any current withdrawal charges or any gains or losses on your Investment Options. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS OR YOU HAVE HAD LOSSES IN YOUR INVESTMENT OPTIONS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. IN SOME INSTANCES, YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see section 7, Expenses - Withdrawal Charge and the examples in Appendix F.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE.


PARTIAL WITHDRAWAL PRIVILEGE

The partial withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. Any unused partial withdrawal privilege in one Contract Year carries over to the next Contract Year. THERE IS NO PARTIAL WITHDRAWAL PRIVILEGE AFTER


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YOU EXERCISE THE GPWB (IF APPLICABLE) OR DURING THE ANNUITY PHASE. HOWEVER, IF
YOU EXERCISE THE GPWB (IF APPLICABLE) YOU CAN STILL TAKE GPWB PAYMENTS AND EXCESS WITHDRAWALS UP TO THE ANNUAL GPWB MAXIMUM WITHOUT A WITHDRAWAL CHARGE. EXCESS WITHDRAWALS (INCLUDING A FULL WITHDRAWAL OF THE CONTRACT VALUE) ARE AVAILABLE WHILE YOU ARE RECEIVING GPWB PAYMENTS, HOWEVER, AMOUNTS WITHDRAWN IN EXCESS OF THE ANNUAL GPWB MAXIMUM (INCLUDING GPWB PAYMENTS) ARE SUBJECT TO A WITHDRAWAL CHARGE AS SET OUT IN SECTION 7, EXPENSES - WITHDRAWAL CHARGE.


If you take a withdrawal of more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge and it will reduce the Withdrawal Charge Basis unless the excess amount is part of a penalty-free withdrawal. If you take a full withdrawal, we will assess the withdrawal charge with no reduction for the partial withdrawal privilege. Amounts withdrawn under the partial withdrawal privilege do not reduce the Withdrawal Charge Basis.


The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.

WAIVER OF WITHDRAWAL CHARGE BENEFITS


Under certain circumstances, after the first Contract Year, we will permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes:
o    confined to a nursing home for a period of at least 90 consecutive days;
o terminally ill, which is defined as life expectancy of 12 months or less (we will require a full withdrawal of the Contract in this instance); or
o    totally disabled for a period of at least 90 consecutive days.


The waiver will not apply if any of the above conditions existed on the Issue Date. If the Contract is owned by a non-individual, we will base this benefit on the Annuitant.

Also, after the first Contract Year, if you become unemployed for a period of at least 90 consecutive days, you can take up to 50% of your Contract Value out of the Contract without incurring a withdrawal charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the partial withdrawal privilege in the same Contract Year. When the Contract is owned by a qualified plan, this waiver does not apply.

We require proof of these conditions in a form satisfactory to us before we will waive the withdrawal charge. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.

THESE WAIVERS VARY FROM STATE TO STATE AND MAY NOT BE AVAILABLE IN ALL STATES. CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR DETAILS ON THE WAIVERS AVAILABLE IN YOUR STATE.

SYSTEMATIC WITHDRAWAL PROGRAM


If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. You may withdraw any amount you want under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the partial withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege amount for that Contract Year. With the exception of penalty-free withdrawals, any withdrawals in a Contract Year (including systematic withdrawals) will be subject to any applicable withdrawal charge. For more information, see section 7, Expenses - Withdrawal Charge and the "Partial Withdrawal Privilege" discussion that appears earlier in this section.


All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating from this program.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. YOU ALSO CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AT THE SAME TIME.


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THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS


If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, we will only make annual payments if your Contract Value is less than $25,000. RMD payments from this Contract will not be subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. However, they will count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If you take any additional withdrawals that are not penalty-free withdrawals while you are receiving RMD payments, withdrawals will be subject to any applicable withdrawal charge.


This Contract offers a choice of GMDBs. Contracts with the PRIME Plus Benefit include a GMIB and GPWB. These benefits may have limited usefulness if you purchase a Qualified Contract that is subject to a RMD. If your Contract includes the PRIME Plus Benefit and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. Once you choose your GPWB Payment option, you cannot change it. Therefore, you may not be able to adjust your GPWB Payment to meet your RMD needs. In addition, RMD payments will reduce your GMDB, and PB Values.


YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. YOU ALSO CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.


INHERITED IRA CONTRACTS. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can begin RMD payments based on your single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.

SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals (including GPWB Payments if available) or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o    trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.


We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.

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10. ILLUSTRATIONS

In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.




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11. DEATH BENEFIT

At Contract issue, you may be able to select one of three death benefit options. If you do not make a selection, the Traditional GMDB will apply to your Contract. THE DEATH BENEFIT IS ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT.


The Enhanced GMDB is available at Contract issue for an additional M&E charge if all Owners are age 79 or younger on the Issue Date (or the Annuitant is age 79 or younger if the Contract is owned by a non-individual). The Enhanced GMDB does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81. As a result, any Owner who is nearing age 79 should determine if selecting the Enhanced GMDB (which has an additional cost) is appropriate for their situation.


The Earnings Protection GMDB is available if all Owners are age 75 or younger on the Issue Date (or the Annuitant is age 75 or younger if the Contract is owned by a non-individual) for an additional M&E charge. The Earnings Protection GMDB values are reduced if any Owner is age 70 or older on the Issue Date. As a result, any Owner who is age 70 or older should determine if purchasing a benefit for which there is an additional cost is appropriate for their situation.

THE DEATH BENEFIT PROVIDED BY THE ENHANCED GMDB AND THE EARNINGS PROTECTION GMDB WILL NEVER BE LESS THAN THE DEATH BENEFIT PROVIDED BY THE TRADITIONAL GMDB, BUT THEY MAY BE EQUAL.


YOU CAN ONLY SELECT ONE DEATH BENEFIT AT CONTRACT ISSUE. ONCE YOU SELECT A DEATH BENEFIT, YOU CANNOT CHANGE OR CANCEL IT. THE ENHANCED GMDB AND/OR THE EARNINGS PROTECTION GMDB MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY AND BE SURE TO DISCUSS WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.


The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.

We will process the death benefit based on the Accumulation Unit values next determined after receipt in good order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)


If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax that we pay.
1. The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2. The Traditional GMDB value, which is the total of all Purchase Payments received before you exercise the GPWB (if applicable), reduced as follows.
     o Proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken before you exercise the GPWB (if applicable).
     o Proportionately by the percentage of PB Value applied to each GMIB Partial Annuitization taken before you exercise the GPWB (if applicable).


ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE GPWB, EXCESS WITHDRAWALS, AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE TRADITIONAL GMDB VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional GMDB value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional GMDB value.


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ANY AMOUNTS APPLIED TO GMIB PARTIAL ANNUITIZATIONS MAY REDUCE THE TRADITIONAL
GMDB VALUE BY MORE THAN THE AMOUNT ANNUITIZED. If the PB Value at the time of annuitization is less than the Traditional GMDB value, we will deduct more than the amount annuitized from the Traditional GMDB value.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)


If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax that we pay.
1. The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2. The Enhanced GMDB value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

The Enhanced GMDB value is equal to the greater of: a) the 3% Annual Increase Amount (AIA), or b) the Maximum Anniversary Value (MAV). We only calculate the 3% AIA and the MAV until the date of any Owner's death.


A.  ANNUAL INCREASE AMOUNT (3% AIA)

The 3% AIA on the Issue Date is equal to the initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the 3% AIA is equal to:
o    its value on the immediately preceding Business Day,
o    plus any additional Purchase Payments received that day,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o reduced proportionately by the percentage of PB Value applied to a GMIB Partial Annuitization that day (if applicable).


On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the 3% AIA is equal to its value on the immediately preceding Business Day, increased by 3%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the 3% AIA in the same way that we do on each Business Day other than a Contract Anniversary.

WE LIMIT THE 3% AIA TO A MAXIMUM OF 1.5 TIMES YOUR TOTAL PURCHASE PAYMENTS, REDUCED AS FOLLOWS:
o proportionately, by the percentage of PB Value applied to each GMIB Partial Annuitization (if applicable).
o proportionately, by the percentage of Contract Value withdrawn (including any withdrawal charge) and/or annuitized for each of the following: withdrawals taken before you exercise the GPWB, amounts applied to traditional Partial Annuitizations (not subject to a withdrawal charge), GPWB Payments (not subject to a withdrawal charge), and/or Excess Withdrawals.


B.  MAXIMUM ANNIVERSARY VALUE (MAV)

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the MAV is equal to:
o    its value on the immediately preceding Business Day,
o    plus any additional Purchase Payments received that day,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o reduced proportionately by the percentage of PB Value applied to a GMIB Partial Annuitization that day (if applicable).


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On each Contract Anniversary before the older Owner's 81st birthday (or the
Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.


ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE GPWB AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE 3% AIA AND MAV BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the 3% AIA (or MAV as applicable), we will deduct more than the amount withdrawn and/or annuitized from the 3% AIA (or MAV as applicable).

ANY AMOUNTS APPLIED TO GMIB PARTIAL ANNUITIZATIONS MAY REDUCE THE 3% AIA AND MAV BY MORE THAN THE AMOUNT ANNUITIZED. If the PB Value at the time of annuitization is less than the 3% AIA (or MAV as applicable), we will deduct more than the amount annuitized from the 3% AIA (or MAV as applicable).

EARNINGS PROTECTION GUARANTEED MINIMUM DEATH BENEFIT
(EARNINGS PROTECTION GMDB)

If the Earnings Protection GMDB applies, the amount of the death benefit will be the greater of 1 or 2, less any deduction we make to reimburse ourselves for premium tax that we pay.

1. The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

2. The Earnings Protection GMDB value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.


The Earnings Protection GMDB value is equal to the greater of C. Total Payments, or D. Contract Value Plus (CV Plus). We only calculate these values until the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.


The Earnings Protection GMDB carries a higher charge than the Traditional GMDB, and may carry a higher charge than the Enhanced GMDB. We will assess this charge even if the death benefit under the Earnings Protection GMDB is no greater than the death benefit under the Traditional GMDB or the Enhanced GMDB because you have not experienced any earnings under your Contract.

C.  TOTAL PAYMENTS

    Before you exercise the GPWB (if applicable) total payments are equal to the total Purchase Payments received, less adjusted partial withdrawals.

FOR WITHDRAWALS OR TRADITIONAL PARTIAL ANNUITIZATIONS, AN ADJUSTED PARTIAL WITHDRAWAL IS EQUAL TO:          PW X DB
                                                                                                            -------
                                                                                                              CV

FOR GMIB PARTIAL ANNUITIZATIONS, AN ADJUSTED PARTIAL WITHDRAWAL IS EQUAL TO:             GMIBPA X DB
                                                                                         -----------
                                                                                             PA

    PW       =   The amount of any Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge).
    GMIBPA   =   The amount of any PB Value applied to a GMIB Partial Annuitization.

    DB       =   The greater of: (a) Contract Value, or (b) total Purchase Payments, minus prior adjusted partial withdrawals on the date of (but before) the current partial withdrawal.
    CV       =   The Contract Value on the date of (but before) the partial withdrawal.
    PA       =   The PB Value on the date of (but before) the partial withdrawal.


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ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE GPWB AND/OR AMOUNTS APPLIED TO
TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE TOTAL PAYMENTS BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the total payments, we will deduct more than the amount withdrawn and/or annuitized from the total payments.

ANY AMOUNTS APPLIED TO GMIB PARTIAL ANNUITIZATIONS MAY REDUCE THE TOTAL PAYMENTS BY MORE THAN THE AMOUNT ANNUITIZED. If the PB Value at the time of annuitization is less than the total payments, we will deduct more than the amount annuitized from the total payments.

D.  CONTRACT VALUE PLUS (CV PLUS)

     Before exercise of the GPWB (if applicable), CV Plus is equal to the Contract Value, PLUS
     o    If you were age 69 or younger on the Issue Date, 50% of the lesser of
          (a) or (b), or
     o    If you were age 70 or older on the Issue Date, 30% of the lesser of
          (a) or (b),

           where:
          (a) Is the Contract Value as determined in number 1 above, minus total Purchase Payments received.
          (b) Is three times the total Purchase Payments received in the first two Contract Years.

NOTE FOR CONTRACTS WITH THE PRIME PLUS BENEFIT: If you exercise the GPWB, then on and after the exercise date:
o the Traditional GMDB value, Enhanced GMDB value, or Earnings Protection GMDB value that applies to your Contract will stop increasing, and each GPWB Payment we make and any Excess Withdrawals you take will reduce the GMDB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge);
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease with each GPWB Payment we make and any Excess Withdrawals you take; and
o the increased M&E charge associated with the Enhanced GMDB or Earnings Protection GMDB (if applicable) will continue as long as the Enhanced GMDB value or the Earnings Protection GMDB value is greater than zero.

Please see Appendix E for examples of calculations of the death benefit.

TERMINATION OF THE DEATH BENEFIT


THE GMDB THAT APPLIES TO YOUR CONTRACT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE (for more information, see section 3, The Annuity Phase).
o The Business Day that the GMDB value and Contract Value are both zero. o Contract termination.


DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS

Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either:

o continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value (less any deduction we make to reimburse ourselves for premium taxes that we pay) as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form; or


o receive a lump sum payment based on the Contract Value (less any deduction we make to reimburse ourselves for premium taxes that we pay) as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form.



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DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER

   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE

--------------------------------------------------------------------------------
o We will pay a death benefit to the Beneficiary.* For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.
o If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS


--------------------------------------------------------------------------------
o    The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Traditional Annuity Payments terminates, see section 3, The Annuity Phase - Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments terminates, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - Termination of the GMIB. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.


* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form.



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                                      64

                         UPON THE DEATH OF A JOINT OWNER

       (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS)

   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE

--------------------------------------------------------------------------------
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
o We will pay a death benefit to the surviving Joint Owner.* For a description of the payout options available, see the "Death Benefit Payment Options" discussion later in this section.
o If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse/Joint Owner continues the Contract.


      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
--------------------------------------------------------------------------------
o    The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Traditional Annuity Payments terminates, see section 3, The Annuity Phase - Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments terminates, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - Termination of the GMIB. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.


* If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.



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                                       65


    UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
--------------------------------------------------------------------------------
o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary* a death benefit, and a new Annuitant cannot be named. If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GPWB was in effect, it will continue.

o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary* a death benefit. If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

o If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.** If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse/Joint Owner continues the Contract.
o For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS


--------------------------------------------------------------------------------
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Traditional Annuity Payments terminates, see section 3, The Annuity Phase - Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments terminates, see section 4, Protected Retirement Income Made Easy: The PRIME Plus Benefit - Termination of the GMIB. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.


* If the Beneficiary is the spouse of the deceased Owner, the spouse/Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form.

** If the surviving Joint Owner is the spouse of the deceased Owner, the spouse/surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.


    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT
 -------------------------------------------------------------------------------
(NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND WE DO NOT ALLOW JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN ONLY OCCUR
                          UNDER A FULL ANNUITIZATION)
--------------------------------------------------------------------------------
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase - Annuity Options.
o    No death benefit is payable.
o    If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.


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                                       66


DEATH BENEFIT PAYMENT OPTIONS

If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. With respect to the Earnings Protection GMDB, the Contract Value is then treated as the total Purchase Payments in the calculation of the death benefit for the Contract continued by the spouse. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.

OPTION A: Lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: Payment of the entire death benefit within five years of the date of any Owner's death. We will assess the contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $100,000.

OPTION C: If the Beneficiary is an individual, payment of the death benefit as a Traditional Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Traditional Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value on the Income Date is at least $100,000. GMIB PAYMENTS ARE NOT AVAILABLE UNDER THIS OPTION.

Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

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--------------------------------------------------------------------------------
12. OTHER INFORMATION

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT

We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION


Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.


The maximum commission payable to the selling firms for Contract sales is expected not to exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with


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                                       68


Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for: o marketing services and increased access to registered representatives; o sales promotions relating to the Contracts; o costs associated with sales conferences and educational seminars for their registered representatives; o the cost of client meetings and presentations; and
o other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel; o the broker/dealer firm's registered representative and customer profiles; and o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.


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
                                       69


ADMINISTRATION/ALLIANZ SERVICE CENTER

Delaware Valley Financial Services, LLC (DVFS or the Allianz Service Center) performs certain administrative services regarding the Contracts. DVFS is a wholly owned subsidiary of Allianz Life, and is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by our Service Center include:
o    issuance and maintenance of the Contracts,
o    maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o    routine customer service including:
     -    responding to Owner correspondence and inquiries,
     -    processing of Contract changes,
     -    processing withdrawal requests (both partial and total), and
     -    processing annuitization requests.


Historically, we have compensated DVFS based on a specified fee per transaction and an additional negotiated fee for enhancements to computer systems used to process our business. Currently, we are on a cost basis. For the past three calendar years, Allianz Life Financial has paid DVFS $71,889,235.98 for performing administrative services regarding the Contracts.


To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.

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--------------------------------------------------------------------------------
13.   GLOSSARY

This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus. The following is a list of common abbreviations used in this prospectus:

        AIA  =   ANNUAL INCREASE AMOUNT                          GPWB  =  GUARANTEED PARTIAL WITHDRAWAL BENEFIT
    CV PLUS  =   CONTRACT VALUE PLUS                              MAV  =  MAXIMUM ANNIVERSARY VALUE

       GMDB  =   GUARANTEED MINIMUM DEATH BENEFIT               PRIME  =  PROTECTED RETIREMENT INCOME MADE EASY
       GMIB  =   GUARANTEED MINIMUM INCOME BENEFIT



ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

AIA (ANNUAL INCREASE AMOUNT) - a calculation used in determining the PB Value under the PRIME Plus Benefit, and in determining the GMDB value under the Enhanced GMDB.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.


ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.


BASE CONTRACT - the contract corresponding to this prospectus that does not include the PRIME Plus Benefit.

BENEFICIARY - the person(s) or entity the Owner designates to receive any death benefit.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.


CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.


CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

EXCESS WITHDRAWAL - for Contracts with the PRIME Plus Benefit that exercise the GPWB, this is an additional withdrawal you take while you are receiving GPWB Payments.


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                                       71



FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE. Upon Full Annuitization you will no longer have a Contract Value, any periodic withdrawal or income payments other than Annuity Payments (which includes GPWB Payments) will stop, and the death benefit will terminate.


GMDB (GUARANTEED MINIMUM DEATH BENEFIT) - you can select one of three GMDBs at Contract issue, subject to certain age restrictions and state availability. These GMDBs may provide different guaranteed death benefit values. The Traditional GMDB is the default death benefit, or you can select either the Enhanced GMDB or Earnings Protection GMDB for an additional M&E charge.


GMIB (GUARANTEED MINIMUM INCOME BENEFIT) - a feature under the PRIME Plus Benefit that provides a guaranteed minimum fixed income in the form of Annuity Payments based on the PB Value. You must wait at least seven Contract Years after the date the PRIME Plus Benefit is added to your Contract, or seven Contract Years after the date of any 7% AIA reset before you can exercise the GMIB and it can only be exercised within 30 days following a Contract Anniversary.


GMIB PAYMENTS - Annuity Payments we make to the Payee based on the PB Value.

GPWB (GUARANTEED PARTIAL WITHDRAWAL BENEFIT) - a feature under the PRIME Plus Benefit that provides a guaranteed minimum amount of income in the form of partial withdrawals based on the PB Value. You must wait seven Contract Years after the date the PRIME Plus Benefit is added to your Contract, or seven Contract Years after the date of any 7% AIA reset before you can exercise the GPWB and it can only be exercised within 30 days following a Contract Anniversary.

GPWB MAXIMUM - if you have a Contract with the PRIME Plus Benefit and you exercise the GPWB, this is the annual limit of guaranteed partial withdrawals (or GPWB Payments) available to you under the GPWB. The GPWB Maximum is equal to 5% of the PB Value if you select the 5% payment option, or 10% of the PB Value if you select the 10% payment option.

GPWB PAYMENTS - withdrawal payments we make to the Owner based on the PB Value.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

INVESTMENT CHOICES - the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

MAV (MAXIMUM ANNIVERSARY VALUE) - a calculation used in determining the PB Value under the PRIME Plus Benefit, and in determining the GMDB value under the Enhanced GMDB.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Traditional Annuity Payments (or part of the PB Value to GMIB Payments if your Contract includes the PRIME Plus Benefit). If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PB VALUE - the amount used to calculate GPWB Payments and GMIB Payments under the PRIME Plus Benefit.

PRIME (PROTECTED RETIREMENT INCOME MADE EASY) PLUS BENEFIT - an optional benefit package that includes a GMIB and GPWB and carries a higher M&E charge. You may add the PRIME Plus Benefit once before age 76 and later remove it from the Contract if you so choose. We designed the PRIME Plus Benefit to give you options for turning your accumulated retirement assets into a stream of retirement income.

PURCHASE PAYMENT - the money you put in the Contract.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we may issue Qualified Contracts that may include, but are not limited to, Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and Inherited IRAs.

SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus.

TRADITIONAL ANNUITY PAYMENTS - Annuity Payments we make to the Payee based on the Contract Value.

WITHDRAWAL CHARGE BASIS - the total amount under your Contract that is subject to a withdrawal charge.

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14. TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

ALLIANZ LIFE..........................................2

EXPERTS...............................................2

LEGAL OPINIONS........................................2

DISTRIBUTOR...........................................2

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3

FEDERAL TAX STATUS....................................3
    General...........................................3
    Diversification...................................4
    Owner Control.....................................4
    Contracts Owned by Non-Individuals................5
    Income Tax Withholding............................5
    Required Distributions............................5
    Qualified Contracts...............................5

ANNUITY PROVISIONS....................................6
    Annuity Units/Calculating Annuity Payments........7

MORTALITY AND EXPENSE RISK GUARANTEE..................7

INFORMATION ON MAY 2003 CONTRACTS.....................8

INFORMATION ON CONTRACTS THAT WERE OFFERED
    BEFORE APRIL 29, 2005............................16

INFORMATION ON ORIGINAL CONTRACTS....................17

FINANCIAL STATEMENTS.................................18

APPENDIX - CONDENSED FINANCIAL INFORMATION...........19


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
                                       74


--------------------------------------------------------------------------------
15. PRIVACY AND SECURITY STATEMENT

JANUARY 2008

Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting your personal information.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share personal information among our insurance companies. The law does not allow customers to prevent these disclosures. A list of our companies can be found at the end of this notice.

ALLIANZ DOES NOT SELL YOUR PERSONAL INFORMATION TO ANYONE.

We do not share your personal information with anyone for their own marketing purposes. For this reason, depending on your state of residence, no "opt-in," "opt-out," or authorization is required. We also do not share your personal information with any of our affiliated companies outside of the Allianz family of companies.

PERSONAL INFORMATION ABOUT YOU ALLIANZ COLLECTS

Allianz collects personal information about you so that we can process the insurance transactions you request. We limit the amount of personal information collected to what we feel is needed to maintain your account. We may collect your personal information from the following sources:
o From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
o From others, through the process of handling a claim. This may include information from medical or accident reports.
o From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
o From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
o From a consumer reporting agency such as a credit or motor vehicle report. The information in these reports may be kept by the consumer reporting agency and shared with others.

If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather personal information. The cookies only enable you to use our website more easily.

PERSONAL INFORMATION ABOUT YOU ALLIANZ SHARES

Allianz does not share personal information about current or former customers with anyone, except as "allowed by law." "Allowed by law" means that we may share your personal information, such as your name, address, and policy information, as follows:
o To consumer reporting agencies to obtain a credit report or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
o    To your insurance agent so that they can perform services for you.
o    To medical professionals in order to process your claim.
o To a state Department of Insurance in order to examine our records or business practices.
o To state or federal law enforcement agency, as required by law, or to report suspected fraud activities.
o To research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your personal information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

ALLIANZ POLICIES AND PRACTICES REGARDING SECURITY OF PERSONAL INFORMATION

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to personal information about you to those employees who need the information to service your policy. Allianz works hard to ensure that our websites are secure. We use state of the art technology to protect the personal information that may be shared over these sites.


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
                                       75


YOUR ABILITY TO ACCESS AND CORRECT YOUR PERSONAL INFORMATION

(RESIDENTS OF AZ, AK, CA, CT, GA, IL, ME, MA, MN, MT, NC, NV, NJ, OH, OR, AND
 VA)

If you wish to review your personal information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting the information.

Within 30 working days, you may see and copy your information in person. If you prefer, we will send you a copy of your information. You will not be given access to your information collected or in connection with a claim, or a civil or criminal proceeding. If medical information is contained in your file, we may request that you name a medical professional to whom we will send the information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not believe there is an error, you may file a statement disputing the information. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

MONTANA RESIDENTS: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

NOTIFICATION OF CHANGE

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website. (www.allianzlife.com)

FOR MORE INFORMATION OR IF YOU HAVE QUESTIONS

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address, or visit www.allianzlife.com.

Allianz Life Insurance Company of North America
PO Box 1344

Minneapolis, MN 55440-1344

Allianz family of companies:
o   Allianz Life Insurance Company of North America
o   Allianz Life Financial Services, LLC

                                                        M40018-B (R-2/2008)


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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION

This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.



                                    Annual Investment Option operating expenses before                        Total annual
                                           fee waivers or expense reimbursements                                operating
                               ---------------------------------------------------------------                   expenses
                               ---------------------------------------------------------------   Amount of        after
                                                                          Acquired              contractual    contractual
                                              Rule                        fund fees             fee waivers    fee waivers
                                 Management    12b-1   Service  Other        and                     and         or expense
Investment Option                   fees      fees*     fees    expenses  expenses  Total     reimbursements  reimbursements
-----------------------------------------------------------------------------------------------------------------------------
AIM
-----------------------------------------------------------------------------------------------------------------------------
AZL AIM International Equity        .90        .25        -        .18          -     1.33              -           1.33
Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
BLACKROCK

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Money Market Fund(1)            .35        .25        -        .09          -     .69               -            .69
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation         .55        .25        -        .23          -     1.03              -           1.03
V.I. Fund - Class 3(6)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL LMP Large Cap Growth            .80        .25        -        .08          -     1.13              -           1.13
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Columbia Technology             .80        .25        -        .15          -     1.20              -           1.20
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
DAVIS

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund -         .75          -        -        .09          -     .84               -            .84
Class 1(1),(8),(9)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund -         .75        .25        -        .09          -     1.09              -           1.09
Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Davis VA Financial                  .75          -        -        .10          -     .85               -            .85
Portfolio(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio(7)         .75          -        -        .06          -     .81               -            .81
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
DREYFUS

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Founders Equity         .77        .25        -        .16          -     1.18              -           1.18
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap       .90          -        -        .14          -     1.04              -           1.04
Value Fund - Class
1(1),(8),(9)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap       .90        .25        -        .14          -     1.29              -           1.29
Value Fund - Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL S&P 500 Index Fund -            .17        .25        -        .31          -     .73             .24            .49
Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Small Cap Stock Index           .26        .25        -        .36          -     .87             .29            .58
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock          .35        .25        -        .01          -     .61               -            .61
Index Portfolio - Service
Shares(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund,           .25        .25        -        .02          -     .52               -            .52
Inc. - Service Shares(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL First Trust Target Double       .60        .25        -        .18          -     1.03            .24            .79
Play Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Franklin Small Cap Value        .75        .25        -        .11          -     1.11              -           1.11
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Global                     .54        .25        -        .07          -     .86               -            .86
Communications Securities
Fund - Class 2(3)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Global Real Estate         .75        .25        -        .31          -     1.31            .42            .89
Securities Fund - Class 2(4)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income          .48        .25        -        .04          -     .77               -            .77
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin High Income                .55        .25        -        .06          -     .86               -            .86
Securites Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------


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--------------------------------------------------------------------------------

                                       77



-----------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities          .45        .25        -        .02          -     .72               -            .72
Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth           .70        .25        -        .04          -     .99               -            .99
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends           .58        .25        -        .02        .01     .86             .01            .85
Securities Fund - Class
2(3),(5)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth       .47        .25        -        .28        .01     1.01            .01           1.00
Securities Fund - Class 2(5)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value            .51        .25        -        .15        .02     .93             .02            .91
Securities Fund - Class 2(5)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP              .00        .25        -        .41        .65     1.31            .28           1.03
Founding Funds Allocation
Fund - Class 2((10))

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund       .49        .25        -        .04          -     .78               -            .78
-
Class 2(3)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund           .61          -        -        .05          -     .66               -            .66
2010 - Class 1(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities         .80        .25        -        .17          -     1.22              -           1.22
Fund - Class 2
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund       .59        .25        -        .13          -     .97               -            .97
-
Class 2

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets       1.23        .25        -        .25          -     1.73              -           1.73
Securities Fund - Class 2
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities        .63        .25        -        .14        .02     1.04            .02           1.02
Fund -
Class 2(5)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Income             .50        .25        -        .14          -     .89               -            .89
Securities Fund - Class 2(3)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities         .73        .25        -        .03          -     1.01              -           1.01
Fund -
Class 2(3)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
JENNISON

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Jennison 20/20 Focus            .77        .25        -        .10          -     1.12              -           1.12
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Jennison Growth Fund(1)         .80        .25        -        .17          -     1.22              -           1.22
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus                .75        .25        -        .22          -     1.22              -           1.22
Portfolio -
Class 2(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
LEGG MASON

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Growth Fund(1)       .85        .25        -        .11          -     1.21              -           1.21
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Value Fund(1)        .75        .25        -        .09          -     1.09              -           1.09
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Neuberger Berman Regency        .75        .25        -        .10          -     1.10              -           1.10
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
NICHOLAS-APPLEGATE

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL NACM International Fund(1)      .85        .25        -        .35          -     1.45              -           1.45
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER  CAPITAL

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL OCC Opportunity Fund(1)         .85        .25        -        .11          -     1.21              -           1.21
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL OCC Value Fund(1)               .75        .25        -        .16          -     1.16              -           1.16
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OpCap Mid Cap Portfolio(11)         .80          -        -        .19          -     .99               -            .99
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -       .90          -        -        .15          -     1.05              -           1.05
Class 1(1),(8),(9)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -       .90        .25        -        .15          -     1.30              -           1.30
Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer International       .73        .25        -        .21          -     1.19              -           1.19
Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street         .80          -        -        .15          -     .95               -            .95
Fund -
Class 1(1),(8),(9)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street         .80        .25        -        .15          -     1.20              -           1.20
Fund -
Class 2(1),(8)

-----------------------------------------------------------------------------------------------------------------------------


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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                       78


-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities       .62          -        -        .03          -     .65               -            .65
Fund/VA(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income             .73          -        -        .03          -     .76               -            .76
Fund/VA(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street             .64          -        -        .01          -     .65               -            .65
Fund(R)/VA(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL PIMCO Fundamental               .75        .25        -        .21          -     1.21            .01           1.20
IndexPLUS Total Return Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio       .18          -      .15        .25        .69     1.27            .02           1.25
-
Admin. Class(7),(12),(13)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn       .49          -      .15        .31        .05     1.00            .05            .95
Strategy Portfolio - Admin.
Class(2),(7) ,(13)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets          .45          -      .15        .40          -     1.00              -           1.00
Bond Portfolio - Admin.
Class(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond               .25          -      .15        .50          -     .90               -            .90
Portfolio (Unhedged) - Admin.
Class(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield                .25          -      .15        .35          -     .75               -            .75
Portfolio -
Admin. Class(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return               .25          -      .15        .25          -     .65               -            .65
Portfolio -
Admin. Class(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS(R)             .25          -      .15        .10          -     .50               -            .50
Growth and Income Portfolio -
Admin. Class(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return              .25          -      .15        .43          -     .83               -            .83
Portfolio -
Admin. Class(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SP International Growth             .85        .25        -        .24          -     1.34              -           1.34
Portfolio - Class 2(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused       .90        .25        -        .40          -     1.55              -           1.55
Growth Portfolio - Class 2(7)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SCHRODER

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Schroder Emerging Markets      1.23        .25        -        .48          -     1.96            .31           1.65
Equity Fund - Class 2(1),(8)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Schroder International         1.00        .25        -        .27          -     1.52              -           1.52
Small Cap Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
SELIGMAN

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value         1.00          -        -        .14          -     1.14              -           1.14
Portfolio -
Class 1(7)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TARGETPLUS PORTFOLIOS

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Balanced             .52        .25        -        .53          -     1.30            .41            .89
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Equity Fund(1)       .60        .25        -        .29          -     1.14            .35            .79
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Growth Fund(1)       .52        .25        -        .29          -     1.06            .17            .89
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL TargetPLUS Moderate             .52        .25        -        .37          -     1.14            .25            .89
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
TURNER

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Turner Quantitative Small       .85        .25        -        .13          -     1.23              -           1.23
Cap Growth Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Comstock             .72        .25        -        .11          -     1.08              -           1.08
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Equity and           .75        .25        -        .11          -     1.11              -           1.11
Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global               .95        .25        -        .12          -     1.32              -           1.32
Franchise Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global Real          .90        .25        -        .22          -     1.37            .02           1.35
Estate Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Growth and           .75        .25        -        .09          -     1.09              -           1.09
Income Fund(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Mid Cap Growth       .80        .25        -        .12          -     1.17              -           1.17
Fund(1)

-----------------------------------------------------------------------------------------------------------------------------


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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                       79


* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified in footnote (8).

(1) Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through April 30, 2009. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.

(2) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.

(3) The Fund administration fee is paid indirectly through the management fee.

(4) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended December 31, 2007. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect.

(5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).

(6) The Investment Option commenced operations under this Contract as of May 1, 2008. Therefore, the expenses shown are estimated for the current calendar year.

(7) We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.

(8) The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.

(9) Not currently available.

(10) Effective December 1, 2007, the administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses, otherwise payable by the Fund, excluding acquired funds' fees and expenses, so that direct operating expenses of the fund do not exceed 0.38% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2009.

(11) OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.

(12) Acquired fund fees and expenses for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.

(13) PIMCO has contractually agreed to waive the advisory fee and/or administration fee. See the Investment Option prospectus for further information.


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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

This table describes, in detail, the annual expenses for each of the AZL FusionPortfolios. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

                                                                                                            TOTAL ANNUAL
                                ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE                            OPERATING
                                     FEE WAIVERS OR EXPENSE REIMBURSEMENTS                                    EXPENSES
                               ------------------------------------------------------------                     AFTER
                                                                   ACQUIRED                 AMOUNT OF         CONTRACTUAL
                                        RULE                       FUND FEES  TOTAL ANNUAL  CONTRACTUAL      FEE WAIVERS
                            MANAGEMENT  12B-1      OTHER             AND       OPERATING   FEE WAIVERS AND    OR EXPENSE
INVESTMENT OPTION              FEES     FEES*    EXPENSES   TOTAL  EXPENSES(2) EXPENSES    REIMBURSEMENTS   REIMBURSEMENTS
------------------------------------------------------------------------------------------------------------------------
FUSION PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Balanced Fund(1)      .20%      -%       .06%     .26%      1.01%      1.27%         -%            1.27%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Growth Fund(1)       .20       -        .05      .25       1.07        1.32          -             1.32
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Moderate Fund(1)     .20       -        .05      .25       1.14        1.39          -             1.39
------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.

(1) Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.30% through at least April 30, 2009. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZL for fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZL may request and receive reimbursement of fees waived or limited and other reimbursements made by AZL. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.

(2) Persons with Contract Value allocated to the AZL FusionPortfolios will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees.

--------------------------------------------------------------------------------
     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

APPENDIX B - CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract currently offered by this prospectus is listed in the tables below. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

* KEY TO BENEFIT OPTION                                                                 SEPARATE ACCOUNT
                                                                                       ANNUAL EXPENSES(1)
Allianz Alterity - Base Contract with the Traditional GMDB..........................          1.50%
Allianz Alterity - Contract with the Earnings Protection GMDB and the PRIME Plus
Benefit.............................................................................          2.45%

(1) The Separate Account annual expenses for a May 2003 Contract with the
    Traditional GMDB and No PRIME Benefit (1.50%) and a May 2003 Contract with the Earnings Protection GMDB and Enhanced PRIME Benefit (2.45%) are the same as the expenses for the currently offered Contract, therefore the AUV information is the same. Please see the Statement of Additional Information for more information on the May 2003 Contract.



The following Investment Option commenced operations under this Contract after December 31, 2007. Therefore, no AUV information is shown for it: BlackRock Global Allocation V.I. Fund


 (Number of Accumulation Units in thousands)


                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------ ---------- ------------ -------- --------------
INVESTMENT OPTION
------------------------------------------------------------
AZL AIM International Equity Fund

1.50%

        12/31/2003        N/A     10.118           10
        12/31/2004     10.118     12.172           22
        12/31/2005     12.172     13.954           47
        12/31/2006     13.954     17.464           77
        12/31/2007     17.464     19.718          112
2.45%

        12/31/2003        N/A      9.959           16
        12/31/2004      9.959     11.867           70
        12/31/2005     11.867     13.475          173
        12/31/2006     13.475     16.706          282
        12/31/2007     16.706     18.683          311
AZL Columbia Technology Fund

1.50%

        12/31/2003        N/A      8.713            8
        12/31/2004      8.713      8.211           13
        12/31/2005      8.211      8.146           38
        12/31/2006      8.146      8.231           19
        12/31/2007      8.231      9.952           34
2.45%

        12/31/2003        N/A      8.536           33
        12/31/2004      8.536      7.968           86
        12/31/2005      7.968      7.830          102
        12/31/2006      7.830      7.837          121
        12/31/2007      7.837      9.386          160



                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------ ---------- ------------ -------- --------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Davis NY Venture Fund

1.50%

        12/31/2003        N/A      9.944           17
        12/31/2004      9.944     10.829           78
        12/31/2005     10.829     11.701          160
        12/31/2006     11.701     13.131          216
        12/31/2007     13.131     13.471          303
2.45%

        12/31/2003        N/A      9.741           27
        12/31/2004      9.741     10.508          160
        12/31/2005     10.508     11.248          355
        12/31/2006     11.248     12.503          474
        12/31/2007     12.503     12.705          506
AZL Dreyfus Founders Equity Growth Fund

1.50%

        12/31/2003        N/A      8.794           10
        12/31/2004      8.794      9.331           31
        12/31/2005      9.331      9.612           31
        12/31/2006      9.612     10.693           62
        12/31/2007     10.693     11.455          170
2.45%

        12/31/2003        N/A      8.615           36
        12/31/2004      8.615      9.055           69
        12/31/2005      9.055      9.239           93
        12/31/2006      9.239     10.182          169
        12/31/2007     10.182     10.804          468


--------------------------------------------------------------------------------
     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------ ---------- ------------ -------- --------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Dreyfus Premier Small Cap Value Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.050           11
        12/31/2005     12.050     12.273           19
        12/31/2006     12.273     13.712           27
        12/31/2007     13.712     12.394           37
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.973           47
        12/31/2005     11.973     12.080           73
        12/31/2006     12.080     13.369           87
        12/31/2007     13.369     11.969           97
AZL First Trust Target Double Play Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.598           76
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.497          153
AZL Franklin Small Cap Value Fund

1.50%

        12/31/2003        N/A     12.709           16
        12/31/2004     12.709     15.411           57
        12/31/2005     15.411     16.250          103
        12/31/2006     16.250     18.476          172
        12/31/2007     18.476     17.404          162
2.45%

        12/31/2003        N/A     12.628           31
        12/31/2004     12.628     15.168          122
        12/31/2005     15.168     15.842          272
        12/31/2006     15.842     17.843          369
        12/31/2007     17.843     16.648          373
AZL Fusion Balanced Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.623          216
        12/31/2006     10.623     11.458          415
        12/31/2007     11.458     12.089          633
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.555          204
        12/31/2006     10.555     11.277          570
        12/31/2007     11.277     11.786          593



                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------ ---------- ------------ -------- --------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Fusion Growth Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.098           59
        12/31/2006     11.098     12.267          265
        12/31/2007     12.267     12.779          393
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.027          720
        12/31/2006     11.027     12.074         1590
        12/31/2007     12.074     12.458         1923
AZL Fusion Moderate Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.801          271
        12/31/2006     10.801     11.780          498
        12/31/2007     11.780     12.363          517
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.732          502
        12/31/2006     10.732     11.595         1147
        12/31/2007     11.595     12.053         1298
AZL Jennison 20/20 Focus Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.238           30
        12/31/2006     12.238     13.597          110
        12/31/2007     13.597     14.831          119
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.160          124
        12/31/2006     12.160     13.383          241
        12/31/2007     13.383     14.459          264
AZL Jennison Growth Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.959           25
        12/31/2006     11.959     11.967           60
        12/31/2007     11.967     13.075           64
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.883           50
        12/31/2006     11.883     11.779          110
        12/31/2007     11.779     12.747          108


--------------------------------------------------------------------------------
     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------ ---------- ------------ -------- --------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Legg Mason Growth Fund

1.50%

        12/31/2003        N/A     10.143            5
        12/31/2004     10.143     10.798           22
        12/31/2005     10.798     11.814           28
        12/31/2006     11.814     11.720           66
        12/31/2007     11.720     13.278           93
2.45%

        12/31/2003        N/A      9.983           38
        12/31/2004      9.983     10.527           71
        12/31/2005     10.527     11.409           89
        12/31/2006     11.409     11.211           97
        12/31/2007     11.211     12.581          236
AZL Legg Mason Value Fund

1.50%

        12/31/2003        N/A     10.047           25
        12/31/2004     10.047     11.397           44
        12/31/2005     11.397     11.931          126
        12/31/2006     11.931     12.543          168
        12/31/2007     12.543     11.590          149
2.45%

        12/31/2003        N/A      9.843           24
        12/31/2004      9.843     11.059           69
        12/31/2005     11.059     11.469          269
        12/31/2006     11.469     11.943          317
        12/31/2007     11.943     10.931          315
AZL LMP Large Cap Growth Fund

1.50%

        12/31/2003        N/A      9.816           50
        12/31/2004      9.816     10.092          149
        12/31/2005     10.092     10.907          211
        12/31/2006     10.907     11.200          155
        12/31/2007     11.200     11.551          150
2.45%

        12/31/2003        N/A      9.661           85
        12/31/2004      9.661      9.839          265
        12/31/2005      9.839     10.533          325
        12/31/2006     10.533     10.714          334
        12/31/2007     10.714     10.945          315
AZL Money Market Fund

1.50%

        12/31/2003        N/A     10.369           46
        12/31/2004     10.369     10.283          397
        12/31/2005     10.283     10.391          413
        12/31/2006     10.391     10.691          543
        12/31/2007     10.691     11.037          728
2.45%

        12/31/2003        N/A      9.990           81
        12/31/2004      9.990      9.814          242
        12/31/2005      9.814      9.823          424
        12/31/2006      9.823     10.012          463
        12/31/2007     10.012     10.237          658



                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------ ---------- ------------ -------- --------------
INVESTMENT OPTION
------------------------------------------------------------
AZL NACM International Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.465            2
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.405            8
AZL Neuberger Berman Regency Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.070            6
        12/31/2007     10.070     10.302           22
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.006           21
        12/31/2007     10.006     10.139           34
AZL OCC Opportunity Fund

1.50%

        12/31/2003        N/A     12.784           24
        12/31/2004     12.784     13.571           53
        12/31/2005     13.571     14.048           45
        12/31/2006     14.048     15.456           77
        12/31/2007     15.456     16.577           83
2.45%

        12/31/2003        N/A     12.582           57
        12/31/2004     12.582     13.230          134
        12/31/2005     13.230     13.567          184
        12/31/2006     13.567     14.785          245
        12/31/2007     14.785     15.707          248
AZL OCC Value Fund

1.50%

        12/31/2003        N/A     11.573           26
        12/31/2004     11.573     13.284           80
        12/31/2005     13.284     13.435           92
        12/31/2006     13.435     15.897           95
        12/31/2007     15.897     14.756          202
2.45%

        12/31/2003        N/A     11.338           36
        12/31/2004     11.338     12.890          226
        12/31/2005     12.890     12.915          258
        12/31/2006     12.915     15.137          261
        12/31/2007     15.137     13.917          610


--------------------------------------------------------------------------------
     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------ ---------- ------------ -------- --------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Oppenheimer Global Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.464           32
        12/31/2005     11.464     12.719           76
        12/31/2006     12.719     14.572          159
        12/31/2007     14.572     15.180          161
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.391          134
        12/31/2005     11.391     12.519          256
        12/31/2006     12.519     14.207          338
        12/31/2007     14.207     14.659          367
AZL Oppenheimer International Growth Fund

1.50%

        12/31/2003        N/A     11.429            5
        12/31/2004     11.429     12.889           24
        12/31/2005     12.889     14.498           33
        12/31/2006     14.498     18.423           83
        12/31/2007     18.423     20.377           94
2.45%

        12/31/2003        N/A     11.197           20
        12/31/2004     11.197     12.508           46
        12/31/2005     12.508     13.936           98
        12/31/2006     13.936     17.542          181
        12/31/2007     17.542     19.218          263
AZL Oppenheimer Main Street Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.751           51
        12/31/2005     10.751     11.169           86
        12/31/2006     11.169     12.609          120
        12/31/2007     12.609     12.892          134
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.683          168
        12/31/2005     10.683     10.994          266
        12/31/2006     10.994     12.294          372
        12/31/2007     12.294     12.450          408
AZL PIMCO Fundamental IndexPLUS Total Return Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.074            2
        12/31/2007     11.074     11.635            3
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.003            5
        12/31/2007     11.003     11.451           19



                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------ ---------- ------------ -------- --------------
INVESTMENT OPTION
------------------------------------------------------------
AZL S&P 500 Index Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.875           14
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.813           82
AZL Schroder Emerging Markets Equity Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.465           21
        12/31/2007     10.465     13.433           65
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.398          113
        12/31/2007     10.398     13.221          298
AZL Schroder International Small Cap Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.237            2
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.178            5
AZL Small Cap Stock Index Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.323            5
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.264           10



--------------------------------------------------------------------------------
     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------ ---------- ------------ -------- --------------
INVESTMENT OPTION
------------------------------------------------------------
AZL TargetPLUS Balanced Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.110            2
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.045            1
AZL TargetPLUS Equity Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.513           62
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.413           62
AZL TargetPLUS Growth Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.933            1
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.869            7
AZL TargetPLUS Moderate Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.073            5
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.009            6



                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------ ---------- ------------ -------- --------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Turner Quantitative Small Cap Growth Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.117           10
        12/31/2006     11.117     12.191           14
        12/31/2007     12.191     12.738           21
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.047           42
        12/31/2006     11.047     11.999           56
        12/31/2007     11.999     12.418           55
AZL Van Kampen Comstock Fund

1.50%

        12/31/2003        N/A      9.483           55
        12/31/2004      9.483     10.940          179
        12/31/2005     10.940     11.201          220
        12/31/2006     11.201     12.774          240
        12/31/2007     12.774     12.303          418
2.45%

        12/31/2003        N/A      9.245          110
        12/31/2004      9.245     10.565          390
        12/31/2005     10.565     10.714          600
        12/31/2006     10.714     12.104          691
        12/31/2007     12.104     11.547          967
AZL Van Kampen Equity and Income Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.803           54
        12/31/2005     10.803     11.361           78
        12/31/2006     11.361     12.593          129
        12/31/2007     12.593     12.785          153
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.734          110
        12/31/2005     10.734     11.182          216
        12/31/2006     11.182     12.278          331
        12/31/2007     12.278     12.347          418
AZL Van Kampen Global Franchise Fund

1.50%

        12/31/2003        N/A     12.266            7
        12/31/2004     12.266     13.558           53
        12/31/2005     13.558     14.912           89
        12/31/2006     14.912     17.813          130
        12/31/2007     17.813     19.269          136
2.45%

        12/31/2003        N/A     12.188            9
        12/31/2004     12.188     13.344          130
        12/31/2005     13.344     14.538          267
        12/31/2006     14.538     17.203          395
        12/31/2007     17.203     18.432          420


--------------------------------------------------------------------------------
     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------ ---------- ------------ -------- --------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Van Kampen Global Real Estate Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.044           29
        12/31/2007     12.044     10.834           77
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.967          122
        12/31/2007     11.967     10.662          130
AZL Van Kampen Growth and Income Fund

1.50%

        12/31/2003        N/A     10.192           62
        12/31/2004     10.192     11.427          139
        12/31/2005     11.427     12.297          211
        12/31/2006     12.297     14.041          253
        12/31/2007     14.041     14.196          272
2.45%

        12/31/2003        N/A      9.937           73
        12/31/2004      9.937     11.035          186
        12/31/2005     11.035     11.764          332
        12/31/2006     11.764     13.305          366
        12/31/2007     13.305     13.324          349
AZL Van Kampen Mid Cap Growth Fund

1.50%

        12/31/2003        N/A      8.983           11
        12/31/2004      8.983     10.728           42
        12/31/2005     10.728     12.422          116
        12/31/2006     12.422     13.364          153
        12/31/2007     13.364     16.085          224
2.45%

        12/31/2003        N/A      8.758           25
        12/31/2004      8.758     10.360          132
        12/31/2005     10.360     11.883          255
        12/31/2006     11.883     12.663          337
        12/31/2007     12.663     15.097          675
Davis VA Financial Portfolio

1.50%

        12/31/2003        N/A     12.529            7
        12/31/2004     12.529     13.616           22
        12/31/2005     13.616     14.538           28
        12/31/2006     14.538     16.972           44
        12/31/2007     16.972     15.707           39
2.45%

        12/31/2003        N/A     12.071           27
        12/31/2004     12.071     12.994           86
        12/31/2005     12.994     13.743          129
        12/31/2006     13.743     15.893          140
        12/31/2007     15.893     14.569          135


                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------ ---------- ------------ -------- --------------
INVESTMENT OPTION
------------------------------------------------------------
Davis VA Value Portfolio

1.50%

        12/31/2003        N/A     10.154           51
        12/31/2004     10.154     11.235           87
        12/31/2005     11.235     12.114           87
        12/31/2006     12.114     13.724           72
        12/31/2007     13.724     14.146           69
2.45%

        12/31/2003        N/A      9.783           94
        12/31/2004      9.783     10.722          142
        12/31/2005     10.722     11.451          131
        12/31/2006     11.451     12.851          123
        12/31/2007     12.851     13.120          101
Dreyfus IP Small Cap Stock Index Portfolio

1.50%

        12/31/2003        N/A     10.313           10
        12/31/2004     10.313     12.382           60
        12/31/2005     12.382     13.081          108
        12/31/2006     13.081     14.744          154
        12/31/2007     14.744     14.428          135
2.45%

        12/31/2003        N/A     10.151           36
        12/31/2004     10.151     12.072          163
        12/31/2005     12.072     12.632          241
        12/31/2006     12.632     14.104          252
        12/31/2007     14.104     13.671          230
Dreyfus Stock Index Fund, Inc.

1.50%

        12/31/2003        N/A     10.285           20
        12/31/2004     10.285     11.180          104
        12/31/2005     11.180     11.503          147
        12/31/2006     11.503     13.055          180
        12/31/2007     13.055     13.502          154
2.45%

        12/31/2003        N/A     10.123          122
        12/31/2004     10.123     10.900          358
        12/31/2005     10.900     11.108          436
        12/31/2006     11.108     12.489          398
        12/31/2007     12.489     12.793          332
Franklin Global Communications Securities Fund

1.50%

        12/31/2003        N/A     15.971            3
        12/31/2004     15.971     17.963           18
        12/31/2005     17.963     20.491           11
        12/31/2006     20.491     25.144           20
        12/31/2007     25.144     30.773           29
2.45%

        12/31/2003        N/A     13.880            9
        12/31/2004     13.880     15.463           30
        12/31/2005     15.463     17.472           54
        12/31/2006     17.472     21.237           77
        12/31/2007     21.237     25.744          100


--------------------------------------------------------------------------------
     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------ ---------- ------------ -------- --------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Global Real Estate Securities Fund

1.50%

        12/31/2003        N/A     39.101           12
        12/31/2004     39.101     50.766           50
        12/31/2005     50.766     56.751           70
        12/31/2006     56.751     67.417           77
        12/31/2007     67.417     52.554           55
2.45%

        12/31/2003        N/A     33.980           22
        12/31/2004     33.980     43.699           83
        12/31/2005     43.699     48.390          130
        12/31/2006     48.390     56.942          124
        12/31/2007     56.942     43.966          104
Franklin Growth and Income Securities Fund

1.50%

        12/31/2003        N/A     29.630           17
        12/31/2004     29.630     32.286           44
        12/31/2005     32.286     32.924           62
        12/31/2006     32.924     37.870           64
        12/31/2007     37.870     35.920           61
2.45%

        12/31/2003        N/A     25.749           20
        12/31/2004     25.749     27.791           81
        12/31/2005     27.791     28.073          126
        12/31/2006     28.073     31.986          134
        12/31/2007     31.986     30.051          125
Franklin High Income Securities Fund

1.50%

        12/31/2003        N/A     20.747           48
        12/31/2004     20.747     22.455           74
        12/31/2005     22.455     22.855           84
        12/31/2006     22.855     24.624           68
        12/31/2007     24.624     24.914           88
2.45%

        12/31/2003        N/A     18.030           27
        12/31/2004     18.030     19.329           75
        12/31/2005     19.329     19.488          109
        12/31/2006     19.488     20.798          130
        12/31/2007     20.798     20.843          134
Franklin Income Securities Fund

1.50%

        12/31/2003        N/A     35.607           24
        12/31/2004     35.607     39.935           75
        12/31/2005     39.935     39.973          150
        12/31/2006     39.973     46.562          218
        12/31/2007     46.562     47.588          266
2.45%

        12/31/2003        N/A     30.943           13
        12/31/2004     30.943     34.375           87
        12/31/2005     34.375     34.084          183
        12/31/2006     34.084     39.328          271
        12/31/2007     39.328     39.812          285



                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------ ---------- ------------ -------- --------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Large Cap Growth Securities Fund

1.50%

        12/31/2003        N/A     17.221           26
        12/31/2004     17.221     18.310           69
        12/31/2005     18.310     18.229          111
        12/31/2006     18.229     19.915          121
        12/31/2007     19.915     20.840          116
2.45%

        12/31/2003        N/A     16.011           36
        12/31/2004     16.011     16.862          191
        12/31/2005     16.862     16.629          277
        12/31/2006     16.629     17.996          289
        12/31/2007     17.996     18.652          268
Franklin Rising Dividends Securities Fund

1.50%

        12/31/2003        N/A     29.638           36
        12/31/2004     29.638     32.406           98
        12/31/2005     32.406     33.019          132
        12/31/2006     33.019     38.098          126
        12/31/2007     38.098     36.519          115
2.45%

        12/31/2003        N/A     26.458           35
        12/31/2004     26.458     28.656          163
        12/31/2005     28.656     28.922          237
        12/31/2006     28.922     33.057          243
        12/31/2007     33.057     31.385          218
Franklin Small Cap Value Securities Fund

1.50%

        12/31/2003        N/A     12.372           20
        12/31/2004     12.372     15.081           51
        12/31/2005     15.081     16.160           62
        12/31/2006     16.160     18.623           55
        12/31/2007     18.623     17.908           45
2.45%

        12/31/2003        N/A     11.723           46
        12/31/2004     11.723     14.155          178
        12/31/2005     14.155     15.024          230
        12/31/2006     15.024     17.151          194
        12/31/2007     17.151     16.335          174
Franklin Small-Mid Cap Growth Securities Fund

1.50%

        12/31/2003        N/A     18.811           21
        12/31/2004     18.811     20.656           44
        12/31/2005     20.656     21.323           83
        12/31/2006     21.323     22.833           75
        12/31/2007     22.833     25.019           67
2.45%

        12/31/2003        N/A     17.405           27
        12/31/2004     17.405     18.931           86
        12/31/2005     18.931     19.359          111
        12/31/2006     19.359     20.534          111
        12/31/2007     20.534     22.286           97


--------------------------------------------------------------------------------
     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------ ---------- ------------ -------- --------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.241            6
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.198            6
Franklin U.S. Government Fund

1.50%

        12/31/2003        N/A     23.183           65
        12/31/2004     23.183     23.631          104
        12/31/2005     23.631     23.839          143
        12/31/2006     23.839     24.429          157
        12/31/2007     24.429     25.653          175
2.45%

        12/31/2003        N/A     20.147           34
        12/31/2004     20.147     20.341          120
        12/31/2005     20.341     20.327          170
        12/31/2006     20.327     20.633          175
        12/31/2007     20.633     21.461          191
Franklin Zero Coupon Fund 2010

1.50%

        12/31/2003        N/A     35.120            8
        12/31/2004     35.120     36.228           11
        12/31/2005     36.228     36.238           15
        12/31/2006     36.238     36.669           15
        12/31/2007     36.669     39.234           16
2.45%

        12/31/2003        N/A     30.521            7
        12/31/2004     30.521     31.185           22
        12/31/2005     31.185     30.899           38
        12/31/2006     30.899     30.971           38
        12/31/2007     30.971     32.823           44
Jennison 20/20 Focus Portfolio

1.50%

        12/31/2003        N/A     10.390           16
        12/31/2004     10.390     11.808           35
        12/31/2005     11.808     14.106           43
        12/31/2006     14.106     15.788           25
        12/31/2007     15.788     17.125           23
2.45%

        12/31/2003        N/A     10.226           21
        12/31/2004     10.226     11.512          103
        12/31/2005     11.512     13.622          137
        12/31/2006     13.622     15.103          120
        12/31/2007     15.103     16.226          105



                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------ ---------- ------------ -------- --------------
INVESTMENT OPTION
------------------------------------------------------------
Mutual Discovery Securities Fund

1.50%

        12/31/2003        N/A     16.620           42
        12/31/2004     16.620     19.350           99
        12/31/2005     19.350     22.106          174
        12/31/2006     22.106     26.799          249
        12/31/2007     26.799     29.525          307
2.45%

        12/31/2003        N/A     15.528           39
        12/31/2004     15.528     17.907          165
        12/31/2005     17.907     20.265          310
        12/31/2006     20.265     24.336          389
        12/31/2007     24.336     26.557          424
Mutual Shares Securities Fund

1.50%

        12/31/2003        N/A     16.639           69
        12/31/2004     16.639     18.461          169
        12/31/2005     18.461     20.106          269
        12/31/2006     20.106     23.448          387
        12/31/2007     23.448     23.901          480
2.45%

        12/31/2003        N/A     15.546           35
        12/31/2004     15.546     17.085          201
        12/31/2005     17.085     18.432          374
        12/31/2006     18.432     21.293          569
        12/31/2007     21.293     21.498          621
OpCap Mid Cap Portfolio

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.003            9
        12/31/2007     10.003     10.565           29
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.939           21
        12/31/2007      9.939     10.398           79
Oppenheimer Global Securities Fund/VA

1.50%

        12/31/2003        N/A      9.710           68
        12/31/2004      9.710     11.398          120
        12/31/2005     11.398     12.835          105
        12/31/2006     12.835     14.881           92
        12/31/2007     14.881     15.585           79
2.45%

        12/31/2003        N/A      9.355          121
        12/31/2004      9.355     10.877          201
        12/31/2005     10.877     12.133          179
        12/31/2006     12.133     13.935          163
        12/31/2007     13.935     14.455          142


--------------------------------------------------------------------------------
     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------ ---------- ------------ -------- --------------
INVESTMENT OPTION
------------------------------------------------------------
Oppenheimer High Income Fund/VA

1.50%

        12/31/2003        N/A     11.229           27
        12/31/2004     11.229     12.054           81
        12/31/2005     12.054     12.149           58
        12/31/2006     12.149     13.097           34
        12/31/2007     13.097     12.888           49
2.45%

        12/31/2003        N/A     10.819           22
        12/31/2004     10.819     11.503           60
        12/31/2005     11.503     11.485           51
        12/31/2006     11.485     12.264           42
        12/31/2007     12.264     11.953           40
Oppenheimer Main Street Fund/VA

1.50%

        12/31/2003        N/A      8.317           65
        12/31/2004      8.317      8.967          110
        12/31/2005      8.967      9.362          104
        12/31/2006      9.362     10.609           98
        12/31/2007     10.609     10.912           91
2.45%

        12/31/2003        N/A      8.013          155
        12/31/2004      8.013      8.558          243
        12/31/2005      8.558      8.850          227
        12/31/2006      8.850      9.934          206
        12/31/2007      9.934     10.121          182
PIMCO VIT All Asset Portfolio

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.870          114
        12/31/2005     11.870     12.422          366
        12/31/2006     12.422     12.808          305
        12/31/2007     12.808     13.667          177
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.794           83
        12/31/2005     11.794     12.227          217
        12/31/2006     12.227     12.487          187
        12/31/2007     12.487     13.198          182
PIMCO VIT CommodityRealReturn Strategy Portfolio

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.029           30
        12/31/2006     11.029     10.529          109
        12/31/2007     10.529     12.781          107
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.959           59
        12/31/2006     10.959     10.363          135
        12/31/2007     10.363     12.461          152



                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------ ---------- ------------ -------- --------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.920            3
        12/31/2006     10.920     11.756           23
        12/31/2007     11.756     12.254           37
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.851           23
        12/31/2006     10.851     11.571           37
        12/31/2007     11.571     11.947           45
PIMCO VIT Global Bond Portfolio (Unhedged)

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.343           29
        12/31/2006      9.343      9.632           47
        12/31/2007      9.632     10.412           63
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.283           23
        12/31/2006      9.283      9.480           45
        12/31/2007      9.480     10.151           66
PIMCO VIT High Yield Portfolio

1.50%

        12/31/2003        N/A     11.267           80
        12/31/2004     11.267     12.160          191
        12/31/2005     12.160     12.474          237
        12/31/2006     12.474     13.407          192
        12/31/2007     13.407     13.670          230
2.45%

        12/31/2003        N/A     10.855           38
        12/31/2004     10.855     11.605          173
        12/31/2005     11.605     11.792          208
        12/31/2006     11.792     12.555          217
        12/31/2007     12.555     12.679          214
PIMCO VIT Real Return Portfolio

1.50%

        12/31/2003        N/A     10.509           56
        12/31/2004     10.509     11.275          190
        12/31/2005     11.275     11.341          300
        12/31/2006     11.341     11.253          323
        12/31/2007     11.253     12.267          276
2.45%

        12/31/2003        N/A     10.442           47
        12/31/2004     10.442     11.098          237
        12/31/2005     11.098     11.057          349
        12/31/2006     11.057     10.867          330
        12/31/2007     10.867     11.734          305


--------------------------------------------------------------------------------
     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------ ---------- ------------ -------- --------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income Portfolio

1.50%

        12/31/2003        N/A      8.328            1
        12/31/2004      8.328      9.091            1
        12/31/2005      9.091      9.268            1
        12/31/2006      9.268     10.491            1
        12/31/2007     10.491     11.043            1
2.45%

        12/31/2003        N/A      8.024            0
        12/31/2004      8.024      8.676            1
        12/31/2005      8.676      8.762            2
        12/31/2006      8.762      9.824            4
        12/31/2007      9.824     10.242            4
PIMCO VIT Total Return Portfolio

1.50%

        12/31/2003        N/A     12.665          138
        12/31/2004     12.665     13.086          290
        12/31/2005     13.086     13.208          385
        12/31/2006     13.208     13.513          386
        12/31/2007     13.513     14.477          419
2.45%

        12/31/2003        N/A     12.202          126
        12/31/2004     12.202     12.489          316
        12/31/2005     12.489     12.486          415
        12/31/2006     12.486     12.654          513
        12/31/2007     12.654     13.428          518
Seligman Smaller-Cap Value Portfolio

1.50%

        12/31/2003        N/A     20.467           25
        12/31/2004     20.467     24.185           39
        12/31/2005     24.185     22.878           32
        12/31/2006     22.878     27.326           25
        12/31/2007     27.326     28.033           21
2.45%

        12/31/2003        N/A     19.720           32
        12/31/2004     19.720     23.080           59
        12/31/2005     23.080     21.627           55
        12/31/2006     21.627     25.589           48
        12/31/2007     25.589     26.001           44
SP International Growth Portfolio

1.50%

        12/31/2003        N/A      5.580           11
        12/31/2004      5.580      6.383           17
        12/31/2005      6.383      7.281           17
        12/31/2006      7.281      8.620           17
        12/31/2007      8.620     10.115           15
2.45%

        12/31/2003        N/A      5.421           30
        12/31/2004      5.421      6.142           71
        12/31/2005      6.142      6.940           69
        12/31/2006      6.940      8.139           68
        12/31/2007      8.139      9.460           83



                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------ ---------- ------------ -------- --------------
INVESTMENT OPTION
------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio

1.50%

        12/31/2003        N/A      5.983           10
        12/31/2004      5.983      6.477           19
        12/31/2005      6.477      7.327           17
        12/31/2006      7.327      7.138           15
        12/31/2007      7.138      8.064           16
2.45%

        12/31/2003        N/A      5.812            5
        12/31/2004      5.812      6.233           53
        12/31/2005      6.233      6.984           88
        12/31/2006      6.984      6.740           75
        12/31/2007      6.740      7.541           68
Templeton Developing Markets Securities Fund

1.50%

        12/31/2003        N/A     11.281           21
        12/31/2004     11.281     13.858           41
        12/31/2005     13.858     17.397           64
        12/31/2006     17.397     21.953           92
        12/31/2007     21.953     27.849           79
2.45%

        12/31/2003        N/A     10.277           43
        12/31/2004     10.277     12.506          123
        12/31/2005     12.506     15.551          232
        12/31/2006     15.551     19.438          235
        12/31/2007     19.438     24.425          217
Templeton Foreign Securities Fund

1.50%

        12/31/2003        N/A     18.376            2
        12/31/2004     18.376     21.456           19
        12/31/2005     21.456     23.287           34
        12/31/2006     23.287     27.861           55
        12/31/2007     27.861     31.686           67
2.45%

        12/31/2003        N/A     16.411            4
        12/31/2004     16.411     18.980           53
        12/31/2005     18.980     20.405           92
        12/31/2006     20.405     24.182          123
        12/31/2007     24.182     27.241          125
Templeton Global Income Securities Fund

1.50%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     31.790           13
2.45%

        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     26.726           19

--------------------------------------------------------------------------------
     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                              NUMBER OF
                                  AUV         ACCUMULATION
          PERIOD                  AT          UNITS
          OR         AUV AT       END         OUTSTANDING
BENEFIT   YEAR       BEGINNING    OF          AT END OF
OPTION *  ENDED      OF PERIOD    PERIOD      PERIOD
------------ ---------- ------------ -------- --------------
INVESTMENT OPTION
------------------------------------------------------------
Templeton Growth Securities Fund

1.50%

        12/31/2003        N/A     19.624           12
        12/31/2004     19.624     22.430           76
        12/31/2005     22.430     24.055          152
        12/31/2006     24.055     28.866          194
        12/31/2007     28.866     29.101          225
2.45%

        12/31/2003        N/A     17.914            5
        12/31/2004     17.914     20.280          127
        12/31/2005     20.280     21.545          298
        12/31/2006     21.545     25.610          406
        12/31/2007     25.610     25.573          443


--------------------------------------------------------------------------------
     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX C - PB VALUE CALCULATION EXAMPLES

o You purchase a Contract with the PRIME Plus Benefit. You are the only Owner. o You make an initial Purchase Payment of $100,000.

o You make an additional Purchase Payment of $10,000 in the sixth Contract Year and allocate the entire amount to the Investment Options. You make no other Purchase Payments.

o The MAV on the ninth Contract Anniversary is $180,000.

o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value (on the day of but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.

o The Contract Value on the tenth Contract Anniversary is $140,000.

o As of the tenth Contract Anniversary you have not yet reached your 81st birthday and the Contracts have not exceeded the limits on volatility or risk that trigger allocation and transfer restrictions under the PRIME Plus Benefit.

On the tenth Contract Anniversary, the PB Value is equal to 1 or 2:
1)  The 7% AIA
    Initial Purchase Payment...............................................................................$100,000.00
    Increased by 7% on the first Contract Anniversary.................................................X           1.07
                                                                                                      ----------------
                                                                                                           $107,000.00

    Increased by 7% on the second Contract Anniversary................................................X           1.07
                                                                                                      ----------------
                                                                                                           $114,490.00

    Beginning on the sixth Contract Anniversary we will only apply the 7% increase to the 7% AIA amount as of the fifth Contract Anniversary.

    On the sixth Contract Anniversary the 7% AIA is:

    The fifth Contract Anniversary 7% AIA..................................................................$140,255.17
    Increased by 7% on the sixth Contract Anniversary.................................................X           1.07
                                                                                                      ----------------
                                                                                                           $150,073.04

    Plus the additional Purchase Payment received in the sixth Contract Year..............................+  10,000.00
                                                                                                          ------------
                                                                                                           $160,073.04

    On the seventh Contract Anniversary the 7% AIA is:

    The fifth Contract Anniversary 7% AIA..................................................................$140,255.17
    Increased by 7% on the sixth Contract Anniversary.................................................X           1.07
                                                                                                      ----------------
                                                                                                           $150,073.04

    Increased by 7% on the seventh Contract Anniversary...............................................X           1.07
                                                                                                      ----------------
                                                                                                           $160,578.15

    Plus the additional Purchase Payment received in the sixth Contract Year..............................+  10,000.00
                                                                                                          ------------
                                                                                                           $170,578.15

    On the ninth Contract Anniversary the 7% AIA is:.......................................................$193,845.92

    On the tenth Contract Anniversary the 7% AIA is:

    The fifth Contract Anniversary 7% AIA increased by 7% for each anniversary since,
        up to and including the tenth:.....................................................................$196,715.14
    Plus the additional Purchase Payment received in the sixth Contract Year..............................+  10,000.00
    Reduced proportionately by the percentage of Contract Value withdrawn during the tenth Contract Year:  ($20,000 / $160,000) = 0.125 x $193,845.92 =.....................-  24,230.74
                                                                                                          ------------
                                                                                                           $182,484.40

--------------------------------------------------------------------------------
     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

                                       93


    Verifying that the 7% AIA is within the maximum limit:

        2 times Purchase Payments made in the first five Contract Years: 2 x $100,000 =.......................$200,000
        Reduced proportionately by the percentage of Contract Value withdrawn:
           ($20,000 / $160,000) = 0.125 x $200,000 =.........................................................-  25,000
                                                                                                             ---------
                                                                                                              $175,000

    Therefore the 7% AIA on the tenth Contract Anniversary will be limited to the maximum.....................$175,000
                                                                                                              ========
2)  The MAV
    The MAV on the ninth Contract Anniversary.................................................................$180,000
    Reduced proportionately by the percentage of Contract Value withdrawn:
        ($20,000 / $160,000) = 0.125 x $180,000 =............................................................-  22,500
                                                                                                             ---------
                                                                                                              $157,500

The 7% AIA is greater than the MAV on the tenth Contract Anniversary. However, if you chose to exercise the GMIB on the tenth Contract Anniversary you may be able choose to set the PB Value equal to either the 7% or the MAV. This is because the GMIB Payments available under the 7% AIA may be less than the GMIB Payments available under the MAV depending on the Annuity Option you select, your age, and sex (where applicable) at the time of annuitization. In addition, it is possible that fixed Traditional Annuity Payments based on the $140,000 Contract Value would be more than GMIB Payments based on the MAV or the 7% AIA depending on the current interest rates available at the time of annuitization.

If instead you exercise the GPWB you can select either the 5% payment option or the 10% payment option. Under the 5% payment option the PB Value will be the 7% AIA, the PB Value could increase (step up) on every third Contract Anniversary* the maximum allowable payment will be less than what is available under the 10% payment option, but we will make payments for at least 20 years (assuming no Excess Withdrawals or step ups). Under the 10% payment option the PB Value will be the MAV, step ups are not available, we will make payments for ten years (assuming no Excess Withdrawals), but the maximum allowable payment will be more. Under the GPWB you would choose the payment option that is most appropriate for your situation.

* Step ups will continue to happen automatically until the earliest of: a) the older Owner's 91st birthday, or b) you exhaust the PB Value.

--------------------------------------------------------------------------------
     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX D - GPWB UNDER THE PRIME PLUS BENEFIT

o On the tenth Contract Anniversary you exercise the GPWB and select the 5% payment option with annual payments.

o On the tenth Contract Anniversary the PB Value is the 7% AIA, which is $175,000, and your Contract Value is $140,000 (see the example that appears in Appendix C).

o You elect the maximum allowable payment and your annual GPWB Payments are 5% x $175,000 = $8,750. You take no Excess Withdrawals and do not elect to stop your GPWB Payments

-------------------------------------------- ---------- ------------- ----------
                        VALUE                CONTRACT   PB VALUE    GPWB PAYMENT
-------------------------------------------- ---------- ---------- -------------
-------------------------------------------- ---------- ---------- -------------
On the 10th Contract Anniversary              $140,000    $175,000    $8,750
-------------------------------------------- ---------- ---------- -------------
-------------------------------------------- ---------- ---------- -------------
11th Contract Anniversary                     $144,800    $166,250    $8,750
-------------------------------------------- ---------- ---------- -------------
-------------------------------------------- ---------- ---------- -------------
12th Contract Anniversary                     $151,900    $157,500    $8,750
-------------------------------------------- ---------- ---------- -------------
-------------------------------------------- ---------- ---------- -------------
13th Contract Anniversary before the step up  $160,000    $148,750    $8,750
-------------------------------------------- ---------- ---------- -------------
-------------------------------------------- ---------- ---------- -------------
13TH CONTRACT ANNIVERSARY AFTER THE STEP UP   $160,000    $160,000    $8,750
-------------------------------------------- ---------- ---------- -------------
-------------------------------------------- ---------- ---------- -------------
14th Contract Anniversary                     $151,700    $151,250    $8,750
-------------------------------------------- ---------- ---------- -------------
-------------------------------------------- ---------- ---------- -------------
15th Contract Anniversary                     $144,300    $142,500    $8,750
-------------------------------------------- ---------- ---------- -------------
-------------------------------------------- ---------- ---------- -------------
16th Contract Anniversary before the step up  $132,900    $133,750    $8,750
-------------------------------------------- ---------- ---------- -------------
-------------------------------------------- ---------- ---------- -------------
16TH CONTRACT ANNIVERSARY AFTER THE STEP UP   $132,900    $133,750    $8,750
-------------------------------------------- ---------- ---------- -------------

o In this example the PB Value was stepped up on the 13th Contract Anniversary because the Contract Value was greater than the PB Value. However, the GPWB Maximum was not stepped up because the current GPWB Maximum ($8,750) was greater than 5% of the increased PB Value (5% x $160,000 = $8,000).

o There was no step up to either the PB Value or the GPWB Payment on the 16th Contract Anniversary in this example because the Contract Value was less than the PB Value.

o If on the 16th Contract Anniversary the Contract Value had grown to $180,000, the remaining PB Value would be stepped up to $180,000. The GPWB Maximum would also be stepped up because 5% of the increased PB Value (5% x $180,000 = $9,000) is greater than the current GPWB Maximum ($8,750), however, you would not be able to increase your GPWB Payments until the 17th Contract Anniversary because we do not automatically increase your GPWB Payments upon a step up.

EXAMPLE OF THE EFFECT OF AN EXCESS WITHDRAWAL ON GPWB PAYMENTS

o Continue the assumptions from the previous example except that you elect to receive $600 per month as your GPWB Payment. If you do not take any Excess Withdrawals you would receive $7,200 of GPWB Payments over the course of each Contract Year without incurring a withdrawal charge.

o Assume the Contract Value on the day of (but before) the Excess Withdrawal is $150,000. The PB Value on the day of (but before) the Excess Withdrawal is $170,200.

IF YOU TAKE A $500 EXCESS WITHDRAWAL IN THE 11TH CONTRACT YEAR AFTER RECEIVING THE EIGHTH MONTHLY GPWB PAYMENT: The total partial withdrawals (GPWB Payments and the Excess Withdrawal) for the Contract Year = $7,200 + $500 = $7,700. Because the total partial withdrawals are less than the $8,750 GPWB Maximum, none of the withdrawals will be subject to the withdrawal charge, and the Excess Withdrawal will reduce both the PB Value and Contract Value by the amount withdrawn ($500). The PB Value after the Excess Withdrawal would be $170,200 - $500 = $169,700.


--------------------------------------------------------------------------------
     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
--------------------------------------------------------------------------------

IF YOU TAKE A $5,000 EXCESS WITHDRAWAL IN THE 11TH CONTRACT YEAR AFTER RECEIVING THE EIGHTH MONTHLY GPWB PAYMENT: The total partial withdrawals for the Contract Year = $7,200 + $5,000 = $12,200. Because the total partial withdrawals are greater than the $8,750 GPWB Maximum, some of the withdrawals will be subject to the withdrawal charge. We determine which withdrawals are subject to the withdrawal charge as follows:

    The GPWB Maximum............................................................................................$8,750
    First eight GPWB Payments..................................................................................- 4,800
                                                                                                               -------
    Remaining GPWB Maximum......................................................................................$3,950
    Portion of the Excess Withdrawal that is subject to the withdrawal charge = $5,000 - $3,950 =...............$1,050
                                                                                                                ======
When we compute the withdrawal charge we withdraw Purchase Payments on a
"first-in-first-out" (FIFO) basis. Your initial Purchase Payment was $100,000 and the withdrawal charge period for this payment has expired. Therefore, there is no withdrawal charge on the Excess Withdrawal.

We will adjust the PB Value for the Excess Withdrawal as follows:

        The PB Value on the day of (but before) the partial withdrawal.....................................$170,200.00
        The amount of the Excess Withdrawal that does not exceed the GPWB Maximum..........................-  3,950.00
        Reduced proportionately by the remaining amount of the Excess Withdrawal's percentage of Contract Value on the day of (but before) the partial withdrawal
            = $1,050 / $150,000 = 0.007 x $170,200 =........................................................- 1,191.40
                                                                                                            ----------
        Remaining PB Value after the Excess Withdrawal.....................................................$165,058.60
                                                                                                           ===========
IN ADDITION, BECAUSE THE EXCESS WITHDRAWAL EXHAUSTS THE GPWB MAXIMUM FOR THE
YEAR, THE FOUR REMAINING GPWB PAYMENTS WILL ALSO BE SUBJECT TO A WITHDRAWAL
CHARGE. TO AVOID A WITHDRAWAL CHARGE YOU COULD INSTRUCT US TO STOP GPWB PAYMENTS
FOR THE REMAINDER OF THE YEAR.

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
                                       96


---------------------------------------------------------------------------------
APPENDIX E - DEATH BENEFIT CALCULATION EXAMPLES

o You purchase a Contract with an initial Purchase Payment of $100,000. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.
o    The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.
o    The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: We calculate the 3% AIA and MAV only for Contracts with the Enhanced GMDB.
The M&E charges are higher for Contracts with the Enhanced GMDB or Earnings
Protection GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected above, the Contract Values would be lower for Contracts with the Enhanced GMDB or Earnings Protection GMDB than for Contracts with the Traditional GMDB.

IF YOU ELECTED THE TRADITIONAL GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of:

1) Contract Value ............................................................................................$140,000
2) The Traditional GMDB value:

    Total Purchase Payments received..........................................................................$100,000
        Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =...............................................- 12,500
                                                                                                              --------
                                                                                                              $ 87,500

Therefore, the death benefit that would be payable as of the tenth Contract
Anniversary is the $140,000 Contract Value.

IF YOU ELECTED THE ENHANCED GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of:

1) Contract Value .........................................................................................$140,000.00
2) The 3% AIA:

    Initial Purchase Payment...............................................................................$100,000.00
        Increased by 3% on the first Contract Anniversary.............................................X           1.03
                                                                                                      ----------------
                                                                                                           $103,000.00

        Increased by 3% on the second Contract Anniversary............................................X           1.03
                                                                                                      ----------------
                                                                                                           $106,090.00

        Increased by 3% on the third Contract Anniversary.............................................X           1.03
                                                                                                      ----------------
                                                                                                           $109,272.70

        On the ninth Contract Anniversary the 3% AIA is....................................................$130,477.32
           Reduced proportionately by the percentage of Contract Value withdrawn:
                ($20,000 / $160,000) = 0.125 x $130,477.32 =.............................................-   16,309.66
                                                                                                         -------------
                                                                                                           $114,167.65

        Increased by 3% on the tenth Contract Anniversary.............................................X           1.03
                                                                                                      ----------------
                                                                                                           $117,592.68

        Verifying that the 3% AIA is within the maximum limit:

           1.5 times Purchase Payments: 1.5 x $100,000 =................................$150,000
           Reduced proportionately by the percentage of Contract Value withdrawn:
                ($20,000 / $160,000) = 0.125 x $150,000 =..............................-  18,750
                                                                                       ---------
                                                                                       .$131,250


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                                       97


3) The MAV:

    The MAV on the ninth Contract Anniversary.................................................................$180,000
        Reduced proportionately by the percentage of Contract Value withdrawn:
            ($20,000 / $160,000) = 0.125 x $180,000 =.......................................................-   22,500
                                                                                                            ----------
                                                                                                              $157,500

Therefore, the death benefit that would be payable as of the tenth Contract
Anniversary is the $157,500 MAV.

IF YOU ELECTED THE EARNINGS PROTECTION GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of:

1) Contract Value ............................................................................................$140,000
2) Total Payments:

    Total Purchase Payments received..........................................................................$100,000
        Less adjusted partial withdrawals calculated as (PW x DB) / CV:
           ($20,000 x $160,000) / $160,000 = $20,000 x 1 =..................................................-   20,000
                                                                                                            ----------
                                                                                                              $ 80,000

3) CV Plus:

    Contract Value:...........................................................................................$140,000

        Plus 50% of the lesser of (a) or (b).

           (a) Contract Value minus total Purchase Payments: $140,000 - $100,00  =...............$ 40,000
           (b) Three times your total Purchase Payments received in the first two Contract Years:
               3 x $100,000 =.....................................................................$300,000
           (a) is less than (b), so 50% of (a) = 0.50 x $40,000 =............................................+  20,000
                                                                                                             ---------
                                                                                                              $160,000

Therefore, the death benefit that would be payable as of the tenth Contract
Anniversary is the $160,000 CV Plus.

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--------------------------------------------------------------------------------
APPENDIX F - WITHDRAWAL CHARGE EXAMPLES

All of the following examples assume you purchase a Contract with an initial
Purchase Payment of $100,000 and you make no additional Purchase Payments. The partial withdrawal privilege for each Contract Year is 12% of your total
Purchase Payments, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. Any unused partial withdrawal privilege in one Contract Year carries over to the next Contract Year. This means at the beginning of each Contract Year, there would be at least $12,000 available under the partial withdrawal privilege.

FULL WITHDRAWAL WHEN THE CONTRACT VALUE HAS DECLINED DUE TO A LOSS IN YOUR
SELECTED INVESTMENT OPTIONS:

o    You take a full withdrawal in the third Contract Year when the Contract
     Value is $90,000 and the withdrawal charge is 5%. You have taken no other withdrawals from the Contract.

o There are no Purchase Payments that are beyond the withdrawal charge period and the partial withdrawal privilege does not apply upon a full withdrawal.
     Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:


    The Withdrawal Charge Basis is equal to total Purchase Payments (excluding any penalty-free withdrawals)
    = $100,000 - $0 = ................................................................................$100,000
    Multiplied by the withdrawal charge.............................................................X       5%
                                                                                                    ----------
           .........................................................................................$    5,000
                                                                                                    ==========


Therefore, we would withdraw $90,000 from the Contract and pay you $85,000
($90,000 less the $5,000 withdrawal charge).

PARTIAL WITHDRAWAL UNDER THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL WITHDRAWAL:

o You take a partial withdrawal of $9,000 in the second Contract Year. The total amount available under the partial withdrawal privilege at this time is $24,000 ($12,000 per year for two years). The $9,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge
    Basis.

o   You take a full withdrawal in the third Contract Year when the Contract
    Value is $90,000 and the withdrawal charge is 5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge
    Basis.

We calculate the withdrawal charge for the full withdrawal as follows:


    The Withdrawal Charge Basis is equal to total Purchase Payments (excluding any penalty-free withdrawals)
    = $100,000 - $0 = ................................................................................$100,000
    Multiplied by the withdrawal charge.............................................................X       5%
                                                                                                    ----------
           .........................................................................................$    5,000
                                                                                                    ==========


Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $85,000 ($90,000 less the $5,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $94,000.

PARTIAL WITHDRAWAL IN EXCESS OF THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL WITHDRAWAL:

o You take a partial withdrawal of $27,000 in the second Contract Year when the withdrawal charge is 6%. The total amount available under the partial withdrawal privilege at this time is $24,000 ($12,000 per year for two years), so $3,000 of the withdrawal is subject to a withdrawal charge and will reduce the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:


    The amount you will receive that is subject to a withdrawal charge..................................$3,000
    Multiplied by the withdrawal charge................................................................X    6%
                                                                                                       -------
           ............................................................................................$   180
                                                                                                       =======
Therefore, we would withdraw $27,180 from the Contract and pay you $27,000.



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
                                       99


o   Continuing the example, assume you take a full withdrawal in the third
    Contract Year when the Contract Value is $90,000 and the withdrawal charge is 5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:


    The Withdrawal Charge Basis is equal to total Purchase Payments (excluding any penalty-free withdrawals)
    = $100,000 - $3,000 = .............................................................................$97,000
    Multiplied by the withdrawal charge...............................................................X     5%
                                                                                                      --------
           ............................................................................................$ 4,850
                                                                                                       =======


Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $85,150 ($90,000 less the $4,850 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $112,150.

A SERIES OF PARTIAL WITHDRAWALS UNDER THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED
BY A FULL WITHDRAWAL:

o You take the maximum amount available under the partial withdrawal privilege each year for five years (total distributions = $60,000). The $60,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.

o In the sixth Contract Year, the Contract Value is $11,000. Although the maximum available under the partial withdrawal privilege is $12,000, there is only $11,000 of Contract Value available. Assuming you withdraw the $11,000, the partial withdrawal privilege will not apply because this is a full withdrawal. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we will assess the withdrawal charge against the entire Withdrawal Charge
    Basis. The withdrawal charge in the sixth Contract Year is 2%.

We calculate the withdrawal charge for the full withdrawal as follows:


    The Withdrawal Charge Basis is equal to total Purchase Payments (excluding any penalty-free withdrawals)
    = $100,000 - $0 = ................................................................................$100,000
    Multiplied by the withdrawal charge.............................................................X       2%
                                                                                                    ----------
           ..........................................................................................$   2,000
                                                                                                     =========


Therefore, upon the full withdrawal, we would withdraw $11,000 from the Contract and pay you $9,000 ($11,000 less the $2,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $69,000.

Alternatively, the largest available partial withdrawal at this time is $9,000, as this amount would reduce the Contract Value to the minimum required Contract Value of $2,000. If instead of a full withdrawal, you take a partial withdrawal of $9,000, it will not be subject to a withdrawal charge. After one additional year, the initial Purchase Payment will be beyond its withdrawal charge period and you could then withdraw all remaining Contract Value without incurring a withdrawal charge.

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
                                       100


--------------------------------------------------------------------------------
FOR SERVICE OR MORE INFORMATION

In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, death benefits, and (if applicable) the PB Value under the GMIB and/or GPWB change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:

    PUBLIC REFERENCE SECTION OF THE COMMISSION
    100 F Street, NE
    Washington, DC 20549

You can contact us at:
    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
    5701 Golden Hills Drive
    Minneapolis, MN 55416
    (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:

    ALLIANZ SERVICE CENTER
    P.O. Box 1122
    Southeastern, PA 19398-1122
    (800) 624-0197


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     The Allianz Alterity(TM) Variable Annuity Contract Prospectus May 1, 2008
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
                                   PART B - SAI

                                       1
                       STATEMENT OF ADDITIONAL INFORMATION
                               ALLIANZ ALTERITY(TM)
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                    ISSUED BY
            ALLIANZ LIFE(R) VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                           (ALLIANZ LIFE, WE, US, OUR)


                                   MAY 1, 2008


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416
                                 (800) 624-0197

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

ALLIANZ LIFE..........................................2

EXPERTS...............................................2

LEGAL OPINIONS........................................2

DISTRIBUTOR...........................................2

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3

FEDERAL TAX STATUS....................................3
    GENERAL...........................................3
    DIVERSIFICATION...................................4
    OWNER CONTROL.....................................4
    CONTRACTS OWNED BY NON-INDIVIDUALS................4
    INCOME TAX WITHHOLDING............................5
    REQUIRED DISTRIBUTIONS............................5
    QUALIFIED CONTRACTS...............................5
ANNUITY PROVISIONS....................................6


    ANNUITY UNITS/CALCULATING
      VARIABLE ANNUITY PAYMENTS.......................7


MORTALITY AND EXPENSE RISK GUARANTEE..................7

INFORMATION ON MAY 2003 CONTRACTS.....................8

INFORMATION ON CONTRACTS THAT WERE OFFERED
    BEFORE APRIL 29, 2005............................16

INFORMATION ON ORIGINAL CONTRACTS....................17

FINANCIAL STATEMENTS.................................18

APPENDIX - CONDENSED FINANCIAL INFORMATION...........19



                                                                     ALTSAI-0508
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                                       2

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc.
(AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS


The financial statements of Allianz Life Variable Account B as of and for the year ended December 31, 2007 (including the statements of changes in net assets for each of the years or periods in the two year period then ended) and the consolidated financial statements and supplemental schedules of Allianz Life as of December 31, 2007 and 2006 and for each of the years in the three-year period ended December 31, 2007, included in this SAI have been audited by KPMG LLP, independent registered public accounting firm, as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.


LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:


                 ------------- ---------------------------------- --------------------------------------
                 ------------   AGGREGATE AMOUNT OF COMMISSIONS      AGGREGATE AMOUNT OF COMMISSIONS
                   CALENDAR                 PAID TO                RETAINED BY ALLIANZ LIFE FINANCIAL
                     YEAR           ALLIANZ LIFE FINANCIAL           AFTER PAYMENTS TO SELLING FIRMS
                 ------------- ---------------------------------- --------------------------------------
                 ------------- ---------------------------------- --------------------------------------
                     2005             $232,215,191.60                              $0
                 ------------- ---------------------------------- --------------------------------------
                 ------------- ---------------------------------- --------------------------------------
                     2006             $207,968,987.55                              $0
                 ------------- ---------------------------------- --------------------------------------
                 ------------- ---------------------------------- --------------------------------------
                     2007             $218,444,880.80                              $0
                 ------------- ---------------------------------- --------------------------------------


We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.


As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling", in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,116 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 40-45 firms. These payments vary in amount. In 2007, the five firms receiving the largest payments, ranging from $525,320 to $1,867,575, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.


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
                                       3



       FIRM NAME
---------------------------------------
---------------------------------------
  1    LPL Financial Network
  2    AIG Advisor Group
  3    National Planning Holdings
  4    H D Vest Investments
  5    Raymond James


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o   the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.


GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.


For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total

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
                                       4

of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.


DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.


On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if: o no more than 55% of the value of the total assets of the Investment Option is represented by any one investment; o no more than 70% of the value of the total assets of the Investment Option is represented by any two investments; o no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and o no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

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CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.


INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.


Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
o   distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o   hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.


REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:

o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some

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retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.


Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 8, Taxes - Distributions - Qualified Contracts.


PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 8, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.


ANNUITY PROVISIONS


We base Traditional Annuity Payments upon the following.
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.
o The adjusted Contract Value (less any deduction we make to reimburse ourselves for premium tax that we pay) on the Income Date.
o   The Annuity Option you select.
o   The age of the Annuitant and any joint Annuitant.
o   The sex of the Annuitant and any joint Annuitant where allowed.


We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Traditional Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

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Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments you elect to receive.


ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first variable Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.


We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o   divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 3%, 5% or 7% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.


MORTALITY AND EXPENSE RISK GUARANTEE


Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.


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INFORMATION ON MAY 2003 CONTRACTS

The May 2003 Contracts were replaced by the currently offered Contracts beginning in May 2006. The May 2003 Contracts are no longer offered for sale, but Owners of these Contracts can still make additional Purchase Payments. Therefore, we are including information on these Contracts in this SAI. The primary difference between May 2003 Contracts and the currently offered Contracts is that the May 2003 Contracts offered the optional Traditional PRIME Benefit, the optional Enhanced PRIME Benefit, and the partial withdrawal privilege allowed withdrawals of 10% of total Purchase Payments per year on a cumulative basis.

THE PRIME BENEFITS

The PRIME Benefits include a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit and carry an additional M&E charge. The PRIME Benefits were available for selection at Contract issue. AFTER THE ISSUE DATE, NEITHER THE TRADITIONAL PRIME BENEFIT NOR THE ENHANCED PRIME BENEFIT CAN BE ADDED TO, CHANGED, OR REMOVED FROM A CONTRACT. IF YOUR CONTRACT INCLUDES A PRIME BENEFIT AND YOU DO NOT EXERCISE EITHER THE GMIB OR GPWB, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE PRIME BENEFIT.

PLEASE REFER TO THE APPLICABLE ENDORSEMENTS AND/OR RIDERS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE GMIB AND GPWB.

We designed the PRIME Benefits to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The GMIBs provide a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWBs provide a guaranteed minimum amount of income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait seven complete Contract Years before you can exercise a GMIB or GPWB, and they can only be exercised within 30 days after a Contract Anniversary. THE PRIME BENEFITS DO NOT CREATE CONTRACT VALUE OR GUARANTEE THE PERFORMANCE OF ANY INVESTMENT OPTION.

Benefit payments under the PRIME Benefits are based on the PB Value. Under Traditional PRIME Benefit, the PB Value is total Purchase Payments adjusted for partial withdrawals and Partial Annuitizations. Under the Enhanced PRIME Benefit, the PB Value is either the MAV, 3% AIA, or 7% AIA. THE PB VALUE UNDER THE ENHANCED PRIME BENEFIT WILL NEVER BE LESS THAN THE PB VALUE UNDER THE TRADITIONAL PRIME BENEFIT, BUT THEY MAY BE EQUAL. YOU CAN ONLY ACCESS THE PB VALUE BY EXERCISING THE GMIB OR GPWB.

CANCELING THE PRIME BENEFITS

ONCE YOU EXERCISE A PRIME BENEFIT, YOU CANNOT CANCEL IT. However, you can terminate the GPWB by electing to stop GPWB Payments and instead do one of the following.

o Take an Excess Withdrawal of the entire Contract Value, less any withdrawal charge and any deduction we make to reimburse ourselves for premium tax (available at anytime).
o Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value, less any deduction we make to reimburse ourselves for premium tax (available at anytime).
o Request GMIB Payments under a Full Annuitization based on the entire remaining PB Value (only available within 30 days following a Contract Anniversary and before we make the next GPWB Payment).

If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments or GMIB Payments, the GPWB will terminate and we will no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB will terminate and we will reduce the Separate Account annual expense to 1.50% on that portion of the Contract.

Although you can elect to terminate the GPWB, you cannot elect to terminate the GMIB. If you do elect to stop GPWB Payments:
o   the GPWB will terminate,
o   the Accumulation Phase of the Contract will end,
o   the GMDB will terminate, and

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o   if you request Annuity Payments, that portion of the Contract will terminate as indicated in prospectus section 3, The Annuity Phase.

PB VALUE UNDER THE TRADITIONAL PRIME BENEFIT

The PB Value before the date of any Owner's death or exercise of the GPWB is equal to:
o   total Purchase Payments received,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and
o if you took a GMIB Partial Annuitization, reduced by the dollar amount applied to the GMIB Payments.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE PB VALUE BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the PB Value, we will deduct more than the amount annuitized or withdrawn from the PB Value.

IF YOU EXERCISE THE GPWB, THE PB VALUE WILL STOP INCREASING ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS AND IT WILL DECREASE:

o   on a dollar for dollar basis with each GPWB Payment we make; and

o proportionately by the percentage of any Contract Value taken as an Excess Withdrawal (including any withdrawal charge) for each Excess Withdrawal taken.

PB VALUE UNDER THE ENHANCED PRIME BENEFIT

The PB Value before the date of any Owner's death or exercise of the GPWB is equal to either:
o   the AIA; or
o   the MAV.

We calculate the AIA two ways. We increase your total Purchase Payments adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 7%*.

* Not available in the state of Washington.

If the MAV is greater than both the 3% AIA and the 7% AIA, the PB Value is equal to the MAV. If the 3% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 3% AIA or the 7% AIA. If only the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or the MAV.

THE 7% AIA MAY BE MORE LIMITED THAN THE 3% AIA OR THE MAV BECAUSE:
o the 7% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years;
o under the GMIB, the guaranteed fixed payout rates for the 7% AIA are lower and there are fewer available Annuity Options; and
o under the GPWB, you can only receive GPWB Payments of up to 5% of the PB Value each year.

If you take a GMIB Partial Annuitization, the AIA and MAV will decrease, but will continue to be calculated. If you take a GMIB Full Annuitization or exercise the GPWB, we will establish a PB Value and the AIA and MAV will cease to exist. After you exercise the GPWB, only the PB Value will remain and continue to be calculated.

CALCULATING THE AIAs

For each AIA that was effective on the Issue Date, the AIA on the Issue Date is equal to the initial Purchase Payment received on the Issue Date. For any AIA that was effective after the Issue Date, the AIA on the endorsement effective date is equal to the Contract Value on the endorsement effective date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, each AIA is equal to:
o   its value on the immediately preceding Business Day,
o   plus any additional Purchase Payments received that day,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o   if you took a GMIB Partial Annuitization that day based on the:
    - 3% AIA, we will reduce the 3% AIA by the dollar amount applied to GMIB Payments and we will reduce the 7% AIA proportionately by the percentage of the 3% AIA applied to GMIB Payments.

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    -   7% AIA, we will reduce the 7% AIA by the dollar amount applied to GMIB
        Payments and we will reduce the 3% AIA proportionately by the percentage of the 7% AIA applied to GMIB Payments.
    - MAV, we will reduce both the 3% AIA and the 7% AIA proportionately by the percentage of the MAV applied to GMIB Payments.

ON EACH CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY,* each AIA is equal to its value on the immediately preceding Business Day increased by 3% for Contracts with the 3% AIA, and increased by 7% for Contracts with the 7% AIA. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY,* we calculate each AIA in the same way that we do on each Business Day other than a Contract Anniversary.

* If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the Annuitant's age.

WE LIMIT THE 3% AIA TO A MAXIMUM OF:
o   1.5 times total Purchase Payments received,
o reduced proportionately by the percentage of Contract Value applied to each traditional Partial Annuitization or withdrawal (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and
o reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization.

WE LIMIT THE 7% AIA TO A MAXIMUM OF:
o   2 times the total Purchase Payments received in the first five Contract
    Years,
o reduced proportionately by the percentage of Contract Value applied to each traditional Partial Annuitization or withdrawal (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and
o reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization.

CALCULATING THE MAV

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, the MAV is equal to:

o   its value on the immediately preceding Business Day,
o   plus any additional Purchase Payments received that day,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
o   if you take a GMIB Partial Annuitization that day based on the:
    - MAV, we will reduce the MAV by the dollar amount applied to GMIB Payments, and
    - 3% AIA or the 7% AIA, we will reduce the MAV proportionately by the percentage of the 3% AIA or 7% AIA applied to GMIB Payments.

ON EACH CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY,* the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY,* we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

* If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the Annuitant's age.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE AIAS OR THE MAV BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the AIA (or MAV).

IF YOU EXERCISE THE GPWB, THE PB VALUE WILL STOP INCREASING ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS AND IT WILL DECREASE:

o   on a dollar for dollar basis with each GPWB Payment we make; and

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o   proportionately by the percentage of any Contract Value taken as an Excess
    Withdrawal (including any withdrawal charge) for each withdrawal taken.

USING THE PRIME BENEFITS

The GPWB guarantees a minimum amount of income in the form of partial withdrawals (GPWB Payments) during the Accumulation Phase. The GMIB guarantees a minimum amount of fixed income in the form of Annuity Payments (GMIB Payments) during the Annuity Phase. Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract.

You must hold your Contract for seven complete Contract Years before you can exercise the GPWB or GMIB and you can only exercise the GPWB or GMIB within 30 days following a Contract Anniversary. You cannot exercise the GPWB or GMIB before the expiration of the seven-year waiting period.

IF YOU EXERCISE THE GPWB:

o   You can no longer make additional Purchase Payments to the Contract.
o   Partial Annuitizations are no longer available.
o The additional M&E charge for the PRIME Benefit will continue until both the GPWB and GMIB terminate.
o If you have the Enhanced GMDB or Earnings Protection GMDB, the additional M&E charge for the GMDB will continue as long as the Enhanced GMDB value or the Earnings Protection GMDB value is greater than zero.
o The partial withdrawal privilege will no longer be available to you, however, you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge. Excess Withdrawals (including a full withdrawal of the Contract Value) are available while you are receiving GPWB Payments, however, amounts withdrawn in excess of the annual GPWB Maximum (including GPWB Payments) are subject to a withdrawal charge as set out in prospectus section 7, Expenses - Withdrawal Charge.
o The systematic withdrawal and minimum distribution programs will no longer be available to you and if you are participating in these programs, your participation will stop.
o The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.
o The GMDB value will no longer increase, each GPWB Payment will reduce the GMDB value on a dollar for dollar basis and any Excess Withdrawals will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn.
o The PB Value will no longer increase, each GPWB Payment will reduce the PB Value on a dollar for dollar basis and any Excess Withdrawals will reduce the PB Value proportionately by the percentage of Contract Value withdrawn.
o Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments.

IF YOU EXERCISE A GMIB UNDER A FULL ANNUITIZATION:

o   The Accumulation Phase will end and the Annuity Phase will begin.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.50% Separate Account annual expense.
o If you have not exercised the GPWB, it will no longer be available to you, and you will no longer be able to make additional Purchase Payments to the Contract.
o If you exercised the GPWB, GPWB Payments will stop and the GPWB will terminate.
o   The GMDB will terminate.

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IF YOU EXERCISE A GMIB UNDER A PARTIAL ANNUITIZATION*:

o   The Annuity Phase will begin and the Accumulation Phase will continue.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments will continue to be subject to the appropriate Separate Account annual expense.
o If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.
o   The GPWB will continue to be available to you.
o The Partial Annuitization will reduce the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB.
o GMIB Payments will not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

* Not available after you exercise the GPWB, or if the PB Value is less than the Contract Value.

In addition, if you exercise the GPWB after taking a GMIB Partial Annuitization, all payments (GMIB Payments and GPWB Payments) will be treated as withdrawals and not annuity payments for tax purposes. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes.

Under the PRIME Benefits the Owner controls:
o   when to exercise a benefit,
o   which benefit(s) to exercise, and
o the amount of the GPWB Payment (subject to the GPWB Maximum) and Excess Withdrawals from the portion of the Contract that is in the Accumulation Phase.

GPWB PAYMENTS

In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments will not begin until your request has been received at our Service Center and determined to be in good order.

If you exercise the GPWB, we will make GPWB Payments based on the percentage of the initial PB Value you select, subject to the maximum allowable payment (the GPWB Maximum). If you exercise the GPWB you can elect to receive up to:

o   10% of the PB Value under the Traditional PRIME Benefit,
o 10% of the PB Value under the Enhanced PRIME Benefit if the 3% AIA or MAV applies, or
o   5% of the PB Value under the Enhanced PRIME Benefit if the 7% AIA applies.

ONCE YOU CHOOSE THE PERCENTAGE OF GPWB VALUE YOU WANT TO RECEIVE YOU CANNOT CHANGE IT. Therefore, under a Qualified Contract that is subject to a minimum distribution requirement, once you select your GPWB Payment percentage you will not be able to adjust your GPWB Payment to meet your required minimum distribution needs.

Although GPWB Payments are partial withdrawals, they are not subject to the withdrawal charge. However, withdrawal charges will apply to any Excess Withdrawals you take in the first seven years after you exercise the GPWB. In addition, if you take an Excess Withdrawal, the amount withdrawn will reduce:

o   the Contract Value,
o the PB Value (which determines the amount available for future GPWB Payments and/or future GMIB Payments), and
o   the GMDB value.

Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments. If you take no Excess Withdrawals while the GPWB is in effect, we would pay the PB value to you:


o within ten years under the Traditional PRIME Benefit if you take the maximum allowable payment each year.
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                                       13

o within ten years if you elect the 10% payment option under the Enhanced PRIME Benefit and take the maximum allowable payment each year.
o within 20 years if you elect the 5% payment option under the Enhanced PRIME Benefit and take the maximum allowable payment each year (assuming no step ups).

We will deduct each GPWB Payment proportionately from the Investment Choices. We will continue to allocate the Contract Value among the Investment Choices according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions) while the GPWB is in effect.

You can continue to receive GPWB Payments until the PB Value is exhausted or the GPWB terminates, even if you have no remaining Contract Value. If there is Contract Value remaining after you exhaust the PB Value, you can elect to either:

o receive a lump sum payment of the entire remaining Contract Value (less any withdrawal charges and any deduction we make for premium taxes), the Accumulation Phase of the Contract will end, and the Contract will terminate; or
o request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value (less any deduction we make for premium taxes).

We will send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we will pay you the entire remaining Contract Value (less any withdrawal charges and any deductions we make for premium tax) in a lump sum, the Accumulation Phase of the Contract will end, and the Contract will terminate.*

* If you took a Partial Annuitization, those portions of the Contract will continue and we will continue to make Annuity Payments as provided for in the selected Annuity Option.

TAXATION OF GPWB PAYMENTS

GPWB Payments are withdrawals and will be treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment will most likely be subject to ordinary income tax. In addition, GPWB Payments may be subject to premium taxes and, if any Owner is younger than age 59 1/2, may also be subject to a 10% federal penalty tax. GPWB Payments are not subject to a withdrawal charge.

TERMINATION OF THE GPWB

THE GPWB WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.

o   The Business Day you take an Excess Withdrawal of the entire Contract Value.
o   The Business Day that the PB Value and Contract Value are both zero.
o   The Business Day before the Income Date that you take a Full Annuitization.
o   Contract termination.
o The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).

GMIB PAYMENTS

The annuity income protection provided by the GMIB will apply only under the following circumstances.

o Your Income Date must be within 30 days following a Contract Anniversary beginning with seventh Contract Anniversary.
o GMIB Payments can only be made as fixed payments, regardless of the Annuity Option* you select.
o Annuity Option 6* is only available if the PB Value is the MAV and the duration of the period certain must be at least ten years.
o If the PB Value is the 7% AIA, your available Annuity Options* are restricted to Annuity Option 2 or 4 and the duration of the period certain must be at least ten years.
o We will base all GMIB Payments on an interest rate of 1% per year if the PB Value is the MAV and you select Annuity Option 6, or if the PB value is the 7% AIA.

* For more information see prospectus section 3, The Annuity Phase - Annuity Options.

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                                       14

In order to begin receiving monthly GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

Under the GMIB you can take either a Full Annuitization, or before you exercise the GPWB, or you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value. Any GMIB Partial Annuitization will reduce the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to the GMIB. If you take a Partial Annuitization you cannot:
o transfer any amounts you allocated to GMIB Payments back to any portion of the Contract that is in the Accumulation Phase;
o   transfer amounts from one Annuity Payment stream to another; or
o allocate additional PB Value (or Contract Value) to an existing stream of Annuity Payments.

If you purchased this Contract under a qualified plan that is subject to minimum distribution requirement and you do not exercise the GMIB on or before the date required minimum distribution payments must begin under the qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements.

AMOUNT USED TO CALCULATE GMIB PAYMENTS

The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the PB Value. There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greatest payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

While the 7% AIA may be larger than the 3% AIA and/or MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options and guaranteed fixed payout rates are lower.

If the GMIB Payment available under the 7% AIA would always be less than the GMIB Payment available under the 3% AIA or MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the 3% AIA and/or MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

TAXATION OF GMIB PAYMENTS

If you take a GMIB Partial Annuitization, GMIB Payments will be treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract will be considered to be distributed before Purchase Payments and may be subject to ordinary income tax and a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization will most likely be subject to ordinary income taxes. For more information on Partial Annuitizations, please see prospectus section 3, The Annuity Phase - Partial Annuitization.

If you take a Full Annuitization under the GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, GMIB Payments should be treated as annuity payments (and not withdrawals) for tax purposes ONLY after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified

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                                       15

Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.

TERMINATION OF THE GMIB

IF YOU HAVE NOT EXERCISED THE GMIB, IT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.

o   The Business Day that the PB Value and Contract Value are both zero.
o The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payment.
o   Contract termination.
o The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).

IF YOU EXERCISE THE GMIB, EACH PORTION OF THE CONTRACT THAT YOU APPLY TO GMIB PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.

o   Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o   Under Annuity Option 6, the expiration of the specified period certain.
o   Contract termination.

* If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.

SEPARATE ACCOUNT ANNUAL EXPENSES FOR MAY 2003 CONTRACTS

The Separate Account annual expenses for May 2003 Contracts without a PRIME Benefit during the Accumulation Phase are the same as the expenses for the currently offered Base Contracts. The Separate Account annual expenses for May 2003 Contracts with Enhanced PRIME Benefit during the Accumulation Phase are the same as the current charges for the currently offered Contracts with the PRIME Plus Benefit.

The Separate Account annual expenses for May 2003 Contracts with Enhanced PRIME Benefit during the Accumulation Phase are as follows: SEPARATE ACCOUNT ANNUAL EXPENSES(1) (as a percentage of average daily assets invested in a subaccount on an annual basis)

                               MAY 2003 CONTRACTS WITH THE
                                TRADITIONAL PRIME BENEFIT
                               M&E                 R
                                CHARGES   ADMIN.CHA GTOTAL
TRADITIONAL GMDB                 1.55%     0.15%     1.70%
ENHANCED GMDB                    1.80%     0.15%     1.95%
EARNINGS PROTECTION GMDB         1.85%     0.15%     2.00%

(1) Some or all of the guaranteed benefits may not be available in all states; check with your registered representative.

The Separate Account annual expenses for May 2003 Contracts during the Annuity Phase are the same as the charges for currently offered Contracts.


For more information on the expenses and charges of currently offered Contracts please see the Fee Tables in the prospectus.

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                                       16

INFORMATION ON CONTRACTS THAT WERE OFFERED BEFORE APRIL 29, 2005

Before April 29, 2005, we offered Contracts that allowed the Owner to take money out of the Contract (take a liquidation) during the Annuity Phase if the Owner elected to have us make variable Annuity Payments under Annuity Options 2, 4, or
6. These liquidations were subject to an additional charge. These Contracts are no longer offered for sale.

LIQUIDATIONS UNDER ANNUITY OPTION 2 (LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED). During the lifetime of the Annuitant, and while the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We will subtract a commutation fee from the amount liquidated before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, we will restore the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments to their original values as if no liquidations had taken place.

LIQUIDATIONS UNDER ANNUITY OPTION 4 (JOINT AND LAST SURVIVOR WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED). While either the Annuitant or joint Annuitant is alive and the number of variable Traditional Annuity Payments we have made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We will subtract a commutation fee from the amount liquidated before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, we will restore the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments to their original values as if no liquidations had taken place.

LIQUIDATIONS UNDER ANNUITY OPTION 6 (SPECIFIED PERIOD CERTAIN ANNUITY). If you requested variable Traditional Annuity Payments, you may take a withdrawal (liquidation) at least once each Contract Year of up to 100% of the total liquidation value in the Contract. We will subtract a withdrawal charge from the amount liquidated before we pay you the proceeds. We will process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we will reduce the subsequent monthly variable Traditional Annuity Payments during the remaining period certain by the percentage of liquidation value withdrawn, including the withdrawal charge.

COMMUTATION FEE/WITHDRAWAL CHARGE FOR LIQUIDATIONS UNDER ANNUITY OPTIONS 2, 4, OR 6. If you request variable Traditional Annuity Payments under Annuity Options 2, 4 or 6 and take a liquidation, we may assess a commutation fee or withdrawal charge.

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                                       17

For Annuity Options 2 and 4 the commutation fee as a percentage of the amount liquidated is equal to:
             ---------------------------- ------------
              NUMBER OF COMPLETE YEARS
                       SINCE INCOME DATE         CHARGE
             ---------------------------- ------------
             ---------------------------- ------------
                          0                   5%
             ---------------------------- ------------
             ---------------------------- ------------
                          1                   4%
             ---------------------------- ------------
             ---------------------------- ------------
                          2                   3%
             ---------------------------- ------------
             ---------------------------- ------------
                          3                   2%
             ---------------------------- ------------
             ---------------------------- ------------
                   4 years or more            1%
             ---------------------------- ------------

In states where variable Traditional Annuity Payments are available under Annuity Option 6, the withdrawal charge as a percentage of the amount liquidated is equal to:
       --------------------------------------- -----------
         NUMBER OF COMPLETE CONTRACT YEARS       CHARGE
         SINCE RECEIPT OF PURCHASE PAYMENT
       --------------------------------------- -----------
       --------------------------------------- -----------
                         0                         7%
       --------------------------------------- -----------
       --------------------------------------- -----------
                         1                         6%
       --------------------------------------- -----------
       --------------------------------------- -----------
                         2                         5%
       --------------------------------------- -----------
       --------------------------------------- -----------
                         3                         4%
       --------------------------------------- -----------
       --------------------------------------- -----------
                         4                         3%
       --------------------------------------- -----------
       --------------------------------------- -----------
                         5                         2%
       --------------------------------------- -----------
       --------------------------------------- -----------
              6 Contract years or more             0%
       --------------------------------------- -----------

We assess the commutation fee and/or the withdrawal charge to cover distribution expense and lost revenue, as well as internal costs incurred in conjunction with the liquidation.

INFORMATION ON ORIGINAL CONTRACTS

Original Contracts were first offered in January 2000 and were replaced by the May 2003 Contracts. Original Contracts are no longer offered for sale, but Owners of these Contracts can still make additional Purchase Payments. Therefore, we are including information on these Contracts in this SAI.

Original Contracts automatically provided a Traditional GMIB for no additional charge and the Traditional GMIB value under these Contracts is calculated in the same manner as the PB Value under the Traditional PRIME Benefit for May 2003 Contracts. The Enhanced GMIB was available for an additional mortality and expense risk (M&E) charge if all Owners were 79 or younger on the Issue Date and the Enhanced GMIB value was equal to the greater of:
o the Maximum Anniversary Value (MAV) before the older Owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments; or
o the Annual Increase Amount (AIA) before the older Owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments.

The MAV for Original Contracts is calculated in the same manner as the MAV under the PRIME Plus Benefit for currently offered Contracts. The 5% AIA for Original Contracts is also calculated in the same manner as it is under currently offered Contracts with the PRIME Plus Benefit, on each Business Day other than a Contract Anniversary and on each Contract Anniversary that occurs on or after the older Owner's 81st birthday. However, the 5% AIA on each Contract Anniversary before the older Owner's 81st birthday for Original Contracts, is calculated by taking its value on the immediately preceding Business Day increased by 5%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary. There is no limit on the 5% AIA for Original Contracts. For details on how the Traditional GMIB and Enhanced GMIB values are calculated, please see the discussion earlier in this SAI.

The GPWBs were not available under Original Contracts.

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                                       18

The death benefits available under Original Contracts were the same as what is available under currently offered Contracts. However, on Original Contracts, the AIA under the Enhanced GMDB is calculated in the same manner as it is for Original Contracts with the Enhanced GMIB and there is no limit on the AIA. The Earnings Protection GMDB value for Original Contracts is calculated in the same manner as it is for currently offered Contracts, except that the "CV Plus" is calculated as follows:

THE CV PLUS

o   If all Owners were age 69 or younger on the Issue Date, 40% of the lesser of
    (a) or (b), or
o If the older Owner was age 70 or older on the Issue Date, 25% of the lesser of (a) or (b), where:
    (a) is the Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center; and
    (b) is the total Purchase Payments.

For more details on the death benefits please see prospectus section 11, Death Benefit.

The charges for Original Contracts differ from the charges of the currently offered Contracts as follows: SEPARATE ACCOUNT ANNUAL EXPENSES DURING THE ACCUMULATION PHASE (as a percentage of average daily assets invested in a subaccount on an annual basis)

                                CHARGES FOR ORIGINAL CONTRACTS WITH THE        CHARGES FOR ORIGINAL CONTRACTS WITH THE
                                           TRADITIONAL GMIB                                 ENHANCED GMIB
                              --------------------------------------------    ------------------------------------------
                              -------------- -------------- --------------    ------------- -------------- -------------
                               M&E CHARGES   ADMIN. CHARGE      TOTAL         M&E CHARGES   ADMIN. CHARGE     TOTAL
                              -------------- -------------- --------------    ------------- -------------- -------------
                              -------------- -------------- --------------    ------------- -------------- -------------
Traditional GMDB                  1.25%          0.15%          1.40%            1.55%          0.15%         1.70%
Enhanced GMDB                     1.55%          0.15%          1.70%            1.75%          0.15%         1.90%
Earnings Protection GMDB          1.45%          0.15%          1.60%            1.75%          0.15%         1.90%

During the Annuity Phase, if you request variable Annuity Payments, the Separate Account annual expenses are equal on an annual basis to 1.40%. This expense is equal to the lowest charge because we do not pay a death benefit separate from the benefits provided by the Annuity Option if the Annuitant dies during the Annuity Phase.

                                                               WITHDRAWAL CHARGE - during the Annuity Phase**
WITHDRAWAL CHARGE - during the Accumulation Phase*             (as a percentage of amount liquidated under Annuity
(as a percentage of each Purchase Payment withdrawn)            Option 6)


  NUMBER OF COMPLETE CONTRACT YEARS SINCE                        NUMBER OF COMPLETE CONTRACT YEARS SINCE
        RECEIPT OF PURCHASE PAYMENT              CHARGE                RECEIPT OF PURCHASE PAYMENT            CHARGE
--------------------------------------------- -------------    -------------------------------------------- ------------
--------------------------------------------- -------------    -------------------------------------------- ------------
                     0                             7%                               0                           7%
                     1                             6%                               1                           6%
                     2                             5%                               2                           5%
                     3                             4%                               3                           4%
                     4                             3%                               4                           3%
              5 years or more                      0%                        5 years or more                    0%


* Each year, on a cumulative basis (less any withdrawals taken in the current Contract Year that were not subject to a withdrawal charge), you may take partial withdrawals that when added together do not exceed 10% of total Purchase Payments and we will not assess a withdrawal charge. For more details and additional information on other penalty-free withdrawal options please see the discussion of the partial withdrawal privilege and other information that appears in the prospectus section 9, Access to Your Money.
**  May not be applicable in all states.

For more details on the other charges of Original Contracts, please see the Fee Tables and section 7, Expenses in the prospectus.

FINANCIAL STATEMENTS


The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2007, included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2007 are also included herein.


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                                       19

APPENDIX - CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts we currently offer is found in Appendix B to the prospectus. AUV information listing the additional combinations of charges for the Contracts we currently offer and for Original Contracts that we no longer offer is found below.


This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

                                                                                                    SEPARATE ACCOUNT
KEY TO BENEFIT OPTION*                                                                              ANNUAL EXPENSES
ALE 1.... Allianz Alterity - Original Contract with the Enhanced GMDB and Enhanced GMIB...........       1.90%
ALE 3.... Allianz Alterity - Currently offered Base and May 2003 Contract with the Enhanced GMDB..       1.80%
ALE 4.... Allianz Alterity - May 2003 Contract with the Enhanced GMDB and Traditional PRIME
          Benefit.................................................................................       1.95%
ALE 5.... Allianz Alterity - May 2003 Contract with the Enhanced GMDB and Enhanced PRIME Benefit and currently offered Contract with the Traditional GMDB and the PRIME
                         Plus Benefit.............................................................       2.40%
ALO 1.... Allianz Alterity - Original Contract with the Traditional GMDB and Enhanced GMIB and
                         Original Contract with the Enhanced GMDB and Traditional GMIB............       1.70%
ALO 2.... Allianz Alterity - Original Contract with Earnings Protection GMDB and Enhanced GMIB....       1.90%
ALO 3.... Allianz Alterity - Currently offered Base and May 2003 Contract with the Earnings
          Protection GMDB.........................................................................       1.80%
ALO 4.... Allianz Alterity - May 2003 Contract with the Earnings Protection GMDB and
                         Traditional PRIME Benefit................................................       2.00%
ALT 1.... Allianz Alterity - Original Contract with Traditional GMDB and Traditional GMIB.........       1.40%
ALT 2.... Allianz Alterity - Original Contract with Earnings Protection GMDB and Traditional GMIB.       1.60%
ALT 4.... Allianz Alterity - May 2003 Contract with the Traditional GMDB and Traditional PRIME
          Benefit.................................................................................       1.70%
ALT 5.... Allianz Alterity - May 2003 Contract with the Traditional GMDB and Enhanced PRIME
                         Benefit and the currently offered Contract with the Traditional GMDB and
                         the PRIME Plus Benefit...................................................       2.20%

The following Investment Option commenced operations under this Contract after December 31, 2007. Therefore, no AUV information is shown for it: BlackRock Global Allocation V.I. Fund


(Number of Accumulation Units in thousands)


                                                NUMBER OF
                                      AUV      ACCUMULATION
              PERIOD                  AT          UNITS
              OR         AUV AT       END      OUTSTANDING
 BENEFIT      YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL AIM International Equity Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.057          466
        12/31/2003      8.057     10.051          764
        12/31/2004     10.051     12.043          873
        12/31/2005     12.043     13.750         1001
        12/31/2006     13.750     17.141         1065
        12/31/2007     17.141     19.276         1054


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.067            4
        12/31/2004     10.067     12.075            9
        12/31/2005     12.075     13.801           12
        12/31/2006     13.801     17.221           17
        12/31/2007     17.221     19.385           27
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.042            0
        12/31/2004     10.042     12.027            7
        12/31/2005     12.027     13.725            8
        12/31/2006     13.725     17.101           16
        12/31/2007     17.101     19.221           14
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.967           67
        12/31/2004      9.967     11.883          298
        12/31/2005     11.883     13.500          880
        12/31/2006     13.500     16.745         1472
        12/31/2007     16.745     18.736         1932
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.067          209
        12/31/2003      8.067     10.084          361
        12/31/2004     10.084     12.107          470
        12/31/2005     12.107     13.852          532
        12/31/2006     13.852     17.302          527
        12/31/2007     17.302     19.496          484
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.057           25
        12/31/2003      8.057     10.051           54
        12/31/2004     10.051     12.043           57
        12/31/2005     12.043     13.750           76
        12/31/2006     13.750     17.141           73
        12/31/2007     17.141     19.276           88
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.067            0
        12/31/2004     10.067     12.075            1
        12/31/2005     12.075     13.801            3
        12/31/2006     13.801     17.221            3
        12/31/2007     17.221     19.385            4
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.034            0
        12/31/2004     10.034     12.011            0
        12/31/2005     12.011     13.700            0
        12/31/2006     13.700     17.061            0
        12/31/2007     17.061     19.167            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.084           96
        12/31/2003      8.084     10.135           37
        12/31/2004     10.135     12.205           32
        12/31/2005     12.205     14.005           44
        12/31/2006     14.005     17.546           42
        12/31/2007     17.546     19.830           44
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.073            0
        12/31/2003      8.073     10.101            0
        12/31/2004     10.101     12.140            1
        12/31/2005     12.140     13.903            1
        12/31/2006     13.903     17.383            1
        12/31/2007     17.383     19.607            1
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.084            4
        12/31/2004     10.084     12.107           19
        12/31/2005     12.107     13.852           28
        12/31/2006     13.852     17.302           36
        12/31/2007     17.302     19.496           30
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.000           64
        12/31/2004     10.000     11.947          326
        12/31/2005     11.947     13.600          683
        12/31/2006     13.600     16.903          967
        12/31/2007     16.903     18.950         1372
AZL Columbia Technology Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.737           13
        12/31/2002     10.737      6.202          656
        12/31/2003      6.202      8.638         1634
        12/31/2004      8.638      8.108         1472
        12/31/2005      8.108      8.012         1205
        12/31/2006      8.012      8.063         1039
        12/31/2007      8.063      9.710          929
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.657            6
        12/31/2004      8.657      8.134            7
        12/31/2005      8.134      8.045            8
        12/31/2006      8.045      8.104           14
        12/31/2007      8.104      9.770           27
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                                    ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.628            4
        12/31/2004      8.628      8.095            5
        12/31/2005      8.095      7.995            5
        12/31/2006      7.995      8.042            4
        12/31/2007      8.042      9.680            5
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.545          191
        12/31/2004      8.545      7.981          593
        12/31/2005      7.981      7.847          776
        12/31/2006      7.847      7.857          937
        12/31/2007      7.857      9.415         1454
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.740            3
        12/31/2002     10.740      6.216          153
        12/31/2003      6.216      8.675          478
        12/31/2004      8.675      8.160          389
        12/31/2005      8.160      8.079          335
        12/31/2006      8.079      8.146          281
        12/31/2007      8.146      9.830          368
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.737            0
        12/31/2002     10.737      6.202           34
        12/31/2003      6.202      8.638           98
        12/31/2004      8.638      8.108           97
        12/31/2005      8.108      8.012           89
        12/31/2006      8.012      8.063           58
        12/31/2007      8.063      9.710           63
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.657            1
        12/31/2004      8.657      8.134            2
        12/31/2005      8.134      8.045            3
        12/31/2006      8.045      8.104            3
        12/31/2007      8.104      9.770            5
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.619            0
        12/31/2004      8.619      8.082            1
        12/31/2005      8.082      7.979            1
        12/31/2006      7.979      8.021            1
        12/31/2007      8.021      9.650            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.746            0
        12/31/2002     10.746      6.238           19
        12/31/2003      6.238      8.732           31
        12/31/2004      8.732      8.237           39
        12/31/2005      8.237      8.180           28
        12/31/2006      8.180      8.273           11
        12/31/2007      8.273     10.014           20
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.742            0
        12/31/2002     10.742      6.223            2
        12/31/2003      6.223      8.694            7
        12/31/2004      8.694      8.185            7
        12/31/2005      8.185      8.112            7
        12/31/2006      8.112      8.188            6
        12/31/2007      8.188      9.891            4
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.675            1
        12/31/2004      8.675      8.160           11
        12/31/2005      8.160      8.079            6
        12/31/2006      8.079      8.146            2
        12/31/2007      8.146      9.830            8
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.582           92
        12/31/2004      8.582      8.031          214
        12/31/2005      8.031      7.912          290
        12/31/2006      7.912      7.939          379
        12/31/2007      7.939      9.532          839
AZL Davis NY Venture Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.435            9
        12/31/2002     10.435      7.763          733
        12/31/2003      7.763      9.858         1133
        12/31/2004      9.858     10.693         1214
        12/31/2005     10.693     11.508         1617
        12/31/2006     11.508     12.863         1820
        12/31/2007     12.863     13.143         1526
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.879            4
        12/31/2004      9.879     10.727           37
        12/31/2005     10.727     11.556           57
        12/31/2006     11.556     12.929           80
        12/31/2007     12.929     13.224           80

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.847            2
        12/31/2004      9.847     10.676           12
        12/31/2005     10.676     11.484           36
        12/31/2006     11.484     12.830           42
        12/31/2007     12.830     13.103           38
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.752          135
        12/31/2004      9.752     10.525          953
        12/31/2005     10.525     11.271         1960
        12/31/2006     11.271     12.535         2705
        12/31/2007     12.535     12.744         2922
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.438            8
        12/31/2002     10.438      7.781          357
        12/31/2003      7.781      9.901          663
        12/31/2004      9.901     10.761          752
        12/31/2005     10.761     11.604          947
        12/31/2006     11.604     12.996         1119
        12/31/2007     12.996     13.306          984
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.435            0
        12/31/2002     10.435      7.763           85
        12/31/2003      7.763      9.858          152
        12/31/2004      9.858     10.693          167
        12/31/2005     10.693     11.508          197
        12/31/2006     11.508     12.863          219
        12/31/2007     12.863     13.143          196
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.879            1
        12/31/2004      9.879     10.727            4
        12/31/2005     10.727     11.556            6
        12/31/2006     11.556     12.929           16
        12/31/2007     12.929     13.224           29
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.837            0
        12/31/2004      9.837     10.659           12
        12/31/2005     10.659     11.460           20
        12/31/2006     11.460     12.797           19
        12/31/2007     12.797     13.062           19


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.443            2
        12/31/2002     10.443      7.808           67
        12/31/2003      7.808      9.965           79
        12/31/2004      9.965     10.864          113
        12/31/2005     10.864     11.750          123
        12/31/2006     11.750     13.199          138
        12/31/2007     13.199     13.555           96
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.440            0
        12/31/2002     10.440      7.790            5
        12/31/2003      7.790      9.922            5
        12/31/2004      9.922     10.795            6
        12/31/2005     10.795     11.653            6
        12/31/2006     11.653     13.064            9
        12/31/2007     13.064     13.389            9
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.901            5
        12/31/2004      9.901     10.761           56
        12/31/2005     10.761     11.604          107
        12/31/2006     11.604     12.996          129
        12/31/2007     12.996     13.306          107
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.794          101
        12/31/2004      9.794     10.592         1055
        12/31/2005     10.592     11.365         2152
        12/31/2006     11.365     12.665         2867
        12/31/2007     12.665     12.902         3170
AZL Dreyfus Founders Equity Growth Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.518           16
        12/31/2002     10.518      7.151          941
        12/31/2003      7.151      8.718         1747
        12/31/2004      8.718      9.214         1725
        12/31/2005      9.214      9.453         1475
        12/31/2006      9.453     10.475         1482
        12/31/2007     10.475     11.176         3407
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.737           18
        12/31/2004      8.737      9.243           21
        12/31/2005      9.243      9.492           22
        12/31/2006      9.492     10.529           28
        12/31/2007     10.529     11.245           84
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.709            2
        12/31/2004      8.709      9.199            7
        12/31/2005      9.199      9.433            9
        12/31/2006      9.433     10.448            9
        12/31/2007     10.448     11.142           29
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.624          242
        12/31/2004      8.624      9.069          567
        12/31/2005      9.069      9.258          803
        12/31/2006      9.258     10.208          978
        12/31/2007     10.208     10.837         2774
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.521           21
        12/31/2002     10.521      7.168          774
        12/31/2003      7.168      8.756          891
        12/31/2004      8.756      9.272          894
        12/31/2005      9.272      9.532          894
        12/31/2006      9.532     10.584          836
        12/31/2007     10.584     11.315         1683
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.518            2
        12/31/2002     10.518      7.151          115
        12/31/2003      7.151      8.718          219
        12/31/2004      8.718      9.214          207
        12/31/2005      9.214      9.453          194
        12/31/2006      9.453     10.475          211
        12/31/2007     10.475     11.176          328
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.737            0
        12/31/2004      8.737      9.243            5
        12/31/2005      9.243      9.492            6
        12/31/2006      9.492     10.529            7
        12/31/2007     10.529     11.245           33
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.699            0
        12/31/2004      8.699      9.185            4
        12/31/2005      9.185      9.414            4
        12/31/2006      9.414     10.421            4
        12/31/2007     10.421     11.108            5


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.526            4
        12/31/2002     10.526      7.193          119
        12/31/2003      7.193      8.813          127
        12/31/2004      8.813      9.361          111
        12/31/2005      9.361      9.652           84
        12/31/2006      9.652     10.749           85
        12/31/2007     10.749     11.526          141
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.523            0
        12/31/2002     10.523      7.176            1
        12/31/2003      7.176      8.775            2
        12/31/2004      8.775      9.302            3
        12/31/2005      9.302      9.572            2
        12/31/2006      9.572     10.638            2
        12/31/2007     10.638     11.385           11
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.756            2
        12/31/2004      8.756      9.272            9
        12/31/2005      9.272      9.532           13
        12/31/2006      9.532     10.584           18
        12/31/2007     10.584     11.315           50
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.662          104
        12/31/2004      8.662      9.127          266
        12/31/2005      9.127      9.336          466
        12/31/2006      9.336     10.314          745
        12/31/2007     10.314     10.971         1943
AZL Dreyfus Premier Small Cap Value Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.017          159
        12/31/2005     12.017     12.192          231
        12/31/2006     12.192     13.566          196
        12/31/2007     13.566     12.213          126
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.025            0
        12/31/2005     12.025     12.212            4
        12/31/2006     12.212     13.602           11
        12/31/2007     13.602     12.258           10

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.013            3
        12/31/2005     12.013     12.182            9
        12/31/2006     12.182     13.548            9
        12/31/2007     13.548     12.191            9
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.977          280
        12/31/2005     11.977     12.090          437
        12/31/2006     12.090     13.387          539
        12/31/2007     13.387     11.991          535
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.034           36
        12/31/2005     12.034     12.232           65
        12/31/2006     12.232     13.639           92
        12/31/2007     13.639     12.303           65
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.017           19
        12/31/2005     12.017     12.192           19
        12/31/2006     12.192     13.566           21
        12/31/2007     13.566     12.213           11
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.025            0
        12/31/2005     12.025     12.212            2
        12/31/2006     12.212     13.602            0
        12/31/2007     13.602     12.258            0
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.009            0
        12/31/2005     12.009     12.171            0
        12/31/2006     12.171     13.530            1
        12/31/2007     13.530     12.168            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.058            5
        12/31/2005     12.058     12.294            3
        12/31/2006     12.294     13.748            7
        12/31/2007     13.748     12.439            3
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.042            0
        12/31/2005     12.042     12.253            0
        12/31/2006     12.253     13.675            0
        12/31/2007     13.675     12.348            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.034            5
        12/31/2005     12.034     12.232           15
        12/31/2006     12.232     13.639           14
        12/31/2007     13.639     12.303           13
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.993          203
        12/31/2005     11.993     12.131          400
        12/31/2006     12.131     13.458          515
        12/31/2007     13.458     12.079          551
AZL First Trust Target Double Play Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.555          569
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.566            5

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.550            1
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.502          687
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.577          143
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.555           15
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.566            4
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.545            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.609           10
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.587            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.577           11
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.523          464
AZL Franklin Small Cap Value Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.675          194
        12/31/2004     12.675     15.308          433
        12/31/2005     15.308     16.077          547
        12/31/2006     16.077     18.207          712
        12/31/2007     18.207     17.081          568
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.684            9
        12/31/2004     12.684     15.334           25
        12/31/2005     15.334     16.120           61
        12/31/2006     16.120     18.274           83
        12/31/2007     18.274     17.161           78
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.671            3
        12/31/2004     12.671     15.295           10
        12/31/2005     15.295     16.056           23
        12/31/2006     16.056     18.173           25
        12/31/2007     18.173     17.042           24
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.633          136
        12/31/2004     12.633     15.180          827
        12/31/2005     15.180     15.864         1500
        12/31/2006     15.864     17.876         1883
        12/31/2007     17.876     16.687         1901
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.692           87
        12/31/2004     12.692     15.359          220
        12/31/2005     15.359     16.163          285
        12/31/2006     16.163     18.341          384
        12/31/2007     18.341     17.242          311
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.675           13
        12/31/2004     12.675     15.308           30
        12/31/2005     15.308     16.077           32
        12/31/2006     16.077     18.207           49
        12/31/2007     18.207     17.081           49
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.684            0
        12/31/2004     12.684     15.334            2
        12/31/2005     15.334     16.120            4
        12/31/2006     16.120     18.274            6
        12/31/2007     18.274     17.161           11
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.667            0
        12/31/2004     12.667     15.282            0
        12/31/2005     15.282     16.034            0
        12/31/2006     16.034     18.140            0
        12/31/2007     18.140     17.002            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.718            6
        12/31/2004     12.718     15.437           34
        12/31/2005     15.437     16.293           54
        12/31/2006     16.293     18.544           40
        12/31/2007     18.544     17.485           22
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.701            0
        12/31/2004     12.701     15.385            0
        12/31/2005     15.385     16.206            0
        12/31/2006     16.206     18.408            1
        12/31/2007     18.408     17.323            1
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.692            4
        12/31/2004     12.692     15.359           20
        12/31/2005     15.359     16.163           46
        12/31/2006     16.163     18.341           47
        12/31/2007     18.341     17.242           35
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.650          100
        12/31/2004     12.650     15.231          682
        12/31/2005     15.231     15.949         1468
        12/31/2006     15.949     18.007         1910
        12/31/2007     18.007     16.844         2026
AZL Fusion Balanced Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.594          203
        12/31/2006     10.594     11.381         1207
        12/31/2007     11.381     11.960          957
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.601           38
        12/31/2006     10.601     11.400           83
        12/31/2007     11.400     11.992          147

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.590            3
        12/31/2006     10.590     11.372           19
        12/31/2007     11.372     11.944           27
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.559          695
        12/31/2006     10.559     11.287         1460
        12/31/2007     11.287     11.802         1878
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.608           66
        12/31/2006     10.608     11.419          264
        12/31/2007     11.419     12.025          276
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.594           33
        12/31/2006     10.594     11.381           65
        12/31/2007     11.381     11.960           89
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.601            3
        12/31/2006     10.601     11.400            4
        12/31/2007     11.400     11.992           25
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.587            0
        12/31/2006     10.587     11.362            0
        12/31/2007     11.362     11.929            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.630           37
        12/31/2006     10.630     11.477           56
        12/31/2007     11.477     12.121           94
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.615            0
        12/31/2006     10.615     11.439            0
        12/31/2007     11.439     12.057            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.608          210
        12/31/2006     10.608     11.419          255
        12/31/2007     11.419     12.025          266
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.573          681
        12/31/2006     10.573     11.325         1766
        12/31/2007     11.325     11.865         2214
AZL Fusion Growth Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.068         1403
        12/31/2006     11.068     12.186         3531
        12/31/2007     12.186     12.643         2445
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.075           54
        12/31/2006     11.075     12.206          111
        12/31/2007     12.206     12.677          150

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.064           31
        12/31/2006     11.064     12.175          113
        12/31/2007     12.175     12.626          110
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.031         2761
        12/31/2006     11.031     12.084         6732
        12/31/2007     12.084     12.475         8534
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.083          579
        12/31/2006     11.083     12.226         1043
        12/31/2007     12.226     12.711         1001
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.068          178
        12/31/2006     11.068     12.186          321
        12/31/2007     12.186     12.643          310
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.075            5
        12/31/2006     11.075     12.206           31
        12/31/2007     12.206     12.677           57
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.061           10
        12/31/2006     11.061     12.165            1
        12/31/2007     12.165     12.609            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.105           12
        12/31/2006     11.105     12.288           89
        12/31/2007     12.288     12.813           82
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.090            1
        12/31/2006     11.090     12.247            0
        12/31/2007     12.247     12.745            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.083           55
        12/31/2006     11.083     12.226          111
        12/31/2007     12.226     12.711          147
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.046         3155
        12/31/2006     11.046     12.125         9735
        12/31/2007     12.125     12.542        13044
AZL Fusion Moderate Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.772         1370
        12/31/2006     10.772     11.702         2008
        12/31/2007     11.702     12.231         1890
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.779           37
        12/31/2006     10.779     11.721           90
        12/31/2007     11.721     12.264          119

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.768           17
        12/31/2006     10.768     11.692           61
        12/31/2007     11.692     12.215           47
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.736         2465
        12/31/2006     10.736     11.604         4727
        12/31/2007     11.604     12.069         5581
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.786          316
        12/31/2006     10.786     11.741          529
        12/31/2007     11.741     12.297          533
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.772           52
        12/31/2006     10.772     11.702          149
        12/31/2007     11.702     12.231          132
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.779            5
        12/31/2006     10.779     11.721           26
        12/31/2007     11.721     12.264           44
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.765            6
        12/31/2006     10.765     11.682           12
        12/31/2007     11.682     12.199           12


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.808           33
        12/31/2006     10.808     11.800           74
        12/31/2007     11.800     12.396           93
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.793            0
        12/31/2006     10.793     11.760            0
        12/31/2007     11.760     12.330            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.786          171
        12/31/2006     10.786     11.741          217
        12/31/2007     11.741     12.297          188
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.750         2618
        12/31/2006     10.750     11.643         5316
        12/31/2007     11.643     12.133         6671
AZL Jennison 20/20 Focus Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.205          423
        12/31/2006     12.205     13.507          676
        12/31/2007     13.507     14.674          604
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.213           19
        12/31/2006     12.213     13.529           28
        12/31/2007     13.529     14.713           40
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.201            1
        12/31/2006     12.201     13.496            9
        12/31/2007     13.496     14.654           11
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.164          544
        12/31/2006     12.164     13.395         1172
        12/31/2007     13.395     14.479         1624
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.221          251
        12/31/2006     12.221     13.552          334
        12/31/2007     13.552     14.752          296
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.205           30
        12/31/2006     12.205     13.507           63
        12/31/2007     13.507     14.674           78
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.213            1
        12/31/2006     12.213     13.529            1
        12/31/2007     13.529     14.713            8
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.197            1
        12/31/2006     12.197     13.484            4
        12/31/2007     13.484     14.634            4


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.246           24
        12/31/2006     12.246     13.620           43
        12/31/2007     13.620     14.871           31
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.229            0
        12/31/2006     12.229     13.575            0
        12/31/2007     13.575     14.792            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.221            5
        12/31/2006     12.221     13.552           14
        12/31/2007     13.552     14.752           12
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.180          479
        12/31/2006     12.180     13.439         1085
        12/31/2007     13.439     14.556         1314
AZL Jennison Growth Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.927          151
        12/31/2006     11.927     11.887          243
        12/31/2007     11.887     12.936          165
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.935            3
        12/31/2006     11.935     11.907            6
        12/31/2007     11.907     12.970            6
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.923            2
        12/31/2006     11.923     11.877            2
        12/31/2007     11.877     12.918            2
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.887          230
        12/31/2006     11.887     11.788          343
        12/31/2007     11.788     12.764          411
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.943           85
        12/31/2006     11.943     11.927          100
        12/31/2007     11.927     13.005           87
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.927           31
        12/31/2006     11.927     11.887           30
        12/31/2007     11.887     12.936           35
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.935            1
        12/31/2006     11.935     11.907            1
        12/31/2007     11.907     12.970            2
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.919            0
        12/31/2006     11.919     11.867            2
        12/31/2007     11.867     12.901            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.967            8
        12/31/2006     11.967     11.987            3
        12/31/2007     11.987     13.110            3
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.951            0
        12/31/2006     11.951     11.947            0
        12/31/2007     11.947     13.040            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.943            7
        12/31/2006     11.943     11.927           19
        12/31/2007     11.927     13.005           14
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.903          220
        12/31/2006     11.903     11.828          421
        12/31/2007     11.828     12.832          523
AZL Legg Mason Growth Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.523          266
        12/31/2003      7.523     10.075          699
        12/31/2004     10.075     10.683          684
        12/31/2005     10.683     11.642          831
        12/31/2006     11.642     11.503          907
        12/31/2007     11.503     12.980          964
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.092            3
        12/31/2004     10.092     10.712            4
        12/31/2005     10.712     11.684           12
        12/31/2006     11.684     11.557           29
        12/31/2007     11.557     13.054           40
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.067            2
        12/31/2004     10.067     10.669            4
        12/31/2005     10.669     11.620           10
        12/31/2006     11.620     11.476           10
        12/31/2007     11.476     12.944           14
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.991          100
        12/31/2004      9.991     10.541          437
        12/31/2005     10.541     11.430          622
        12/31/2006     11.430     11.237          821
        12/31/2007     11.237     12.617         1190
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.534          175
        12/31/2003      7.534     10.109          353
        12/31/2004     10.109     10.740          326
        12/31/2005     10.740     11.727          469
        12/31/2006     11.727     11.611          483
        12/31/2007     11.611     13.129          569
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.523           44
        12/31/2003      7.523     10.075           71
        12/31/2004     10.075     10.683           69
        12/31/2005     10.683     11.642           94
        12/31/2006     11.642     11.503           59
        12/31/2007     11.503     12.980           56
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.092            0
        12/31/2004     10.092     10.712            1
        12/31/2005     10.712     11.684            4
        12/31/2006     11.684     11.557            3
        12/31/2007     11.557     13.054            6
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.058            0
        12/31/2004     10.058     10.655            6
        12/31/2005     10.655     11.599            6
        12/31/2006     11.599     11.449            6
        12/31/2007     11.449     12.907            5


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.549           24
        12/31/2003      7.549     10.159           40
        12/31/2004     10.159     10.827           28
        12/31/2005     10.827     11.857           57
        12/31/2006     11.857     11.775           42
        12/31/2007     11.775     13.354           46
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.539            0
        12/31/2003      7.539     10.126            0
        12/31/2004     10.126     10.769            0
        12/31/2005     10.769     11.771            0
        12/31/2006     11.771     11.665            4
        12/31/2007     11.665     13.203            3
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.109            4
        12/31/2004     10.109     10.740            6
        12/31/2005     10.740     11.727           19
        12/31/2006     11.727     11.611           24
        12/31/2007     11.611     13.129           29
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.025          109
        12/31/2004     10.025     10.598          369
        12/31/2005     10.598     11.514          591
        12/31/2006     11.514     11.343          858
        12/31/2007     11.343     12.761         1554
AZL Legg Mason Value Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.132            4
        12/31/2002     10.132      8.064          377
        12/31/2003      8.064      9.961          800
        12/31/2004      9.961     11.254          904
        12/31/2005     11.254     11.734         1195
        12/31/2006     11.734     12.286         1178
        12/31/2007     12.286     11.308          795
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.982            5
        12/31/2004      9.982     11.289           20
        12/31/2005     11.289     11.783           44
        12/31/2006     11.783     12.350           52
        12/31/2007     12.350     11.378           49
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.950            0
        12/31/2004      9.950     11.236            4
        12/31/2005     11.236     11.710           11
        12/31/2006     11.710     12.255           13
        12/31/2007     12.255     11.273            8
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.854          105
        12/31/2004      9.854     11.077          513
        12/31/2005     11.077     11.493         1728
        12/31/2006     11.493     11.974         1770
        12/31/2007     11.974     10.965         1770
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.135            6
        12/31/2002     10.135      8.083          197
        12/31/2003      8.083     10.004          389
        12/31/2004     10.004     11.325          488
        12/31/2005     11.325     11.832          631
        12/31/2006     11.832     12.414          618
        12/31/2007     12.414     11.448          399
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.132            0
        12/31/2002     10.132      8.064           43
        12/31/2003      8.064      9.961           79
        12/31/2004      9.961     11.254           93
        12/31/2005     11.254     11.734          122
        12/31/2006     11.734     12.286          103
        12/31/2007     12.286     11.308           76
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.982            1
        12/31/2004      9.982     11.289            1
        12/31/2005     11.289     11.783            2
        12/31/2006     11.783     12.350            2
        12/31/2007     12.350     11.378            2
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.939            0
        12/31/2004      9.939     11.218            0
        12/31/2005     11.218     11.685            0
        12/31/2006     11.685     12.223            2
        12/31/2007     12.223     11.238            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.140            2
        12/31/2002     10.140      8.111           28
        12/31/2003      8.111     10.069           62
        12/31/2004     10.069     11.433           76
        12/31/2005     11.433     11.981          102
        12/31/2006     11.981     12.608           73
        12/31/2007     12.608     11.662           49
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.137            0
        12/31/2002     10.137      8.092            2
        12/31/2003      8.092     10.026            3
        12/31/2004     10.026     11.361            4
        12/31/2005     11.361     11.882            4
        12/31/2006     11.882     12.478            4
        12/31/2007     12.478     11.519            4
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.004            8
        12/31/2004     10.004     11.325           28
        12/31/2005     11.325     11.832           45
        12/31/2006     11.832     12.414           51
        12/31/2007     12.414     11.448           45
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.896           75
        12/31/2004      9.896     11.147          324
        12/31/2005     11.147     11.589         1546
        12/31/2006     11.589     12.098         1933
        12/31/2007     12.098     11.101         1860
AZL LMP Large Cap Growth Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.989          555
        12/31/2003      7.989      9.751         1359
        12/31/2004      9.751      9.985         1351
        12/31/2005      9.985     10.748         1441
        12/31/2006     10.748     10.992         1238
        12/31/2007     10.992     11.292          999
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.767            8
        12/31/2004      9.767     10.012           35
        12/31/2005     10.012     10.788           39
        12/31/2006     10.788     11.044           38
        12/31/2007     11.044     11.356           39
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.743            8
        12/31/2004      9.743      9.972           15
        12/31/2005      9.972     10.729           24
        12/31/2006     10.729     10.967           23
        12/31/2007     10.967     11.260           19
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.670          352
        12/31/2004      9.670      9.852         1221
        12/31/2005      9.852     10.553         1747
        12/31/2006     10.553     10.739         1730
        12/31/2007     10.739     10.976         1621
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.000          344
        12/31/2003      8.000      9.783          778
        12/31/2004      9.783     10.039          824
        12/31/2005     10.039     10.827          875
        12/31/2006     10.827     11.095          664
        12/31/2007     11.095     11.421          574
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.989           76
        12/31/2003      7.989      9.751          169
        12/31/2004      9.751      9.985          183
        12/31/2005      9.985     10.748          172
        12/31/2006     10.748     10.992          158
        12/31/2007     10.992     11.292          116
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.767            2
        12/31/2004      9.767     10.012            4
        12/31/2005     10.012     10.788            5
        12/31/2006     10.788     11.044            5
        12/31/2007     11.044     11.356            5
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.734            0
        12/31/2004      9.734      9.958            0
        12/31/2005      9.958     10.709            4
        12/31/2006     10.709     10.941            4
        12/31/2007     10.941     11.228            4


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.016           49
        12/31/2003      8.016      9.833           92
        12/31/2004      9.833     10.120          128
        12/31/2005     10.120     10.947          114
        12/31/2006     10.947     11.252          103
        12/31/2007     11.252     11.617           58
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.005            3
        12/31/2003      8.005      9.800            9
        12/31/2004      9.800     10.066            9
        12/31/2005     10.066     10.867            9
        12/31/2006     10.867     11.147            8
        12/31/2007     11.147     11.486            6
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.783           17
        12/31/2004      9.783     10.039           46
        12/31/2005     10.039     10.827           51
        12/31/2006     10.827     11.095           44
        12/31/2007     11.095     11.421           36
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.702          186
        12/31/2004      9.702      9.905          720
        12/31/2005      9.905     10.630         1078
        12/31/2006     10.630     10.839         1152
        12/31/2007     10.839     11.101         1094
AZL Money Market Fund
ALE 1        1.90%
        12/31/2000        N/A     10.342           11
        12/31/2001     10.342     10.479          375
        12/31/2002     10.479     10.368         3068
        12/31/2003     10.368     10.208         2432
        12/31/2004     10.208     10.083         1767
        12/31/2005     10.083     10.148         1965
        12/31/2006     10.148     10.400         2388
        12/31/2007     10.400     10.693         3449
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.248           18
        12/31/2004     10.248     10.133           31
        12/31/2005     10.133     10.208           46
        12/31/2006     10.208     10.472          117
        12/31/2007     10.472     10.778          154

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.188            3
        12/31/2004     10.188     10.058           30
        12/31/2005     10.058     10.118           31
        12/31/2006     10.118     10.364           49
        12/31/2007     10.364     10.651          101
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.010          658
        12/31/2004     10.010      9.838         1205
        12/31/2005      9.838      9.852         1915
        12/31/2006      9.852     10.046         2245
        12/31/2007     10.046     10.278         3231
ALO 1        1.70%
        12/31/2000        N/A     10.361           57
        12/31/2001     10.361     10.519          386
        12/31/2002     10.519     10.429         1929
        12/31/2003     10.429     10.288         1943
        12/31/2004     10.288     10.183         1045
        12/31/2005     10.183     10.269         1087
        12/31/2006     10.269     10.545         1359
        12/31/2007     10.545     10.864         1816
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.479            3
        12/31/2002     10.479     10.368          320
        12/31/2003     10.368     10.208          296
        12/31/2004     10.208     10.083          178
        12/31/2005     10.083     10.148          195
        12/31/2006     10.148     10.400          279
        12/31/2007     10.400     10.693          285
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.248            6
        12/31/2004     10.248     10.133            6
        12/31/2005     10.133     10.208            2
        12/31/2006     10.208     10.472           87
        12/31/2007     10.472     10.778            5
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.168            0
        12/31/2004     10.168     10.033           10
        12/31/2005     10.033     10.088            1
        12/31/2006     10.088     10.328            0
        12/31/2007     10.328     10.609            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A     10.389           93
        12/31/2001     10.389     10.580          299
        12/31/2002     10.580     10.521          714
        12/31/2003     10.521     10.410          541
        12/31/2004     10.410     10.334          396
        12/31/2005     10.334     10.453          378
        12/31/2006     10.453     10.766          471
        12/31/2007     10.766     11.125          396
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.539            0
        12/31/2002     10.539     10.459            9
        12/31/2003     10.459     10.329           11
        12/31/2004     10.329     10.233            3
        12/31/2005     10.233     10.330           23
        12/31/2006     10.330     10.618            2
        12/31/2007     10.618     10.950            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.288           19
        12/31/2004     10.288     10.183           90
        12/31/2005     10.183     10.269          165
        12/31/2006     10.269     10.545          166
        12/31/2007     10.545     10.864          170
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.089          369
        12/31/2004     10.089      9.935          861
        12/31/2005      9.935      9.969         1505
        12/31/2006      9.969     10.186         1870
        12/31/2007     10.186     10.442         2802
AZL NACM International Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.439           27
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.446            0

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.436            0
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.408           41
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.452           17
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.439            0
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.446            0
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.433            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.471            3
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.458            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.452            0
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.420           81
AZL Neuberger Berman Regency Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.043          390
        12/31/2007     10.043     10.233          432
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.050           13
        12/31/2007     10.050     10.250           21
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.040            0
        12/31/2007     10.040     10.224            2
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.009          134
        12/31/2007     10.009     10.147          496
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.057           15
        12/31/2007     10.057     10.267           44
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.043            7
        12/31/2007     10.043     10.233           11
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.050            2
        12/31/2007     10.050     10.250           12
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.036            0
        12/31/2007     10.036     10.216            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.077            2
        12/31/2007     10.077     10.319            3
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.063            0
        12/31/2007     10.063     10.284            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.057            5
        12/31/2007     10.057     10.267            6
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.023          146
        12/31/2007     10.023     10.181          432
AZL OCC Opportunity Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.987          601
        12/31/2003      7.987     12.699         1239
        12/31/2004     12.699     13.426         1409
        12/31/2005     13.426     13.843         1233
        12/31/2006     13.843     15.170         1064
        12/31/2007     15.170     16.205          767
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.720            3
        12/31/2004     12.720     13.462           17
        12/31/2005     13.462     13.894           19
        12/31/2006     13.894     15.241           22
        12/31/2007     15.241     16.298           21

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.688            3
        12/31/2004     12.688     13.408           11
        12/31/2005     13.408     13.818           13
        12/31/2006     13.818     15.134            7
        12/31/2007     15.134     16.159            6
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.593          220
        12/31/2004     12.593     13.248         1094
        12/31/2005     13.248     13.592         1209
        12/31/2006     13.592     14.820         1473
        12/31/2007     14.820     15.752         1659
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.998          193
        12/31/2003      7.998     12.741          494
        12/31/2004     12.741     13.498          450
        12/31/2005     13.498     13.945          336
        12/31/2006     13.945     15.312          272
        12/31/2007     15.312     16.390          269
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.987           41
        12/31/2003      7.987     12.699          101
        12/31/2004     12.699     13.426          115
        12/31/2005     13.426     13.843          103
        12/31/2006     13.843     15.170           85
        12/31/2007     15.170     16.205           90
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.720            4
        12/31/2004     12.720     13.462            8
        12/31/2005     13.462     13.894            9
        12/31/2006     13.894     15.241           12
        12/31/2007     15.241     16.298           11
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.677            0
        12/31/2004     12.677     13.391            3
        12/31/2005     13.391     13.793            3
        12/31/2006     13.793     15.099            3
        12/31/2007     15.099     16.114            3


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.014           21
        12/31/2003      8.014     12.805           47
        12/31/2004     12.805     13.607           45
        12/31/2005     13.607     14.100           30
        12/31/2006     14.100     15.528           34
        12/31/2007     15.528     16.672           24
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.004            3
        12/31/2003      8.004     12.762            6
        12/31/2004     12.762     13.535            4
        12/31/2005     13.535     13.997            2
        12/31/2006     13.997     15.384            2
        12/31/2007     15.384     16.484            2
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.741            9
        12/31/2004     12.741     13.498           18
        12/31/2005     13.498     13.945           22
        12/31/2006     13.945     15.312           31
        12/31/2007     15.312     16.390           35
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.635          123
        12/31/2004     12.635     13.319          597
        12/31/2005     13.319     13.692          718
        12/31/2006     13.692     14.959          839
        12/31/2007     14.959     15.932          900
AZL OCC Value Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.929           14
        12/31/2002     10.929      8.053         1206
        12/31/2003      8.053     11.473         2070
        12/31/2004     11.473     13.116         2310
        12/31/2005     13.116     13.214         1866
        12/31/2006     13.214     15.572         1610
        12/31/2007     15.572     14.397         4644
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.498           27
        12/31/2004     11.498     13.158           58
        12/31/2005     13.158     13.269           66
        12/31/2006     13.269     15.653           63
        12/31/2007     15.653     14.486          106

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.461           12
        12/31/2004     11.461     13.096           20
        12/31/2005     13.096     13.186           28
        12/31/2006     13.186     15.532           25
        12/31/2007     15.532     14.352           51
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.350          214
        12/31/2004     11.350     12.911         1448
        12/31/2005     12.911     12.941         1405
        12/31/2006     12.941     15.176         1513
        12/31/2007     15.176     13.960         3322
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.933            1
        12/31/2002     10.933      8.072          469
        12/31/2003      8.072     11.523          994
        12/31/2004     11.523     13.200          936
        12/31/2005     13.200     13.324          716
        12/31/2006     13.324     15.734          636
        12/31/2007     15.734     14.575         1734
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.929            0
        12/31/2002     10.929      8.053          181
        12/31/2003      8.053     11.473          251
        12/31/2004     11.473     13.116          283
        12/31/2005     13.116     13.214          214
        12/31/2006     13.214     15.572          201
        12/31/2007     15.572     14.397          450
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.498            1
        12/31/2004     11.498     13.158            3
        12/31/2005     13.158     13.269            5
        12/31/2006     13.269     15.653            6
        12/31/2007     15.653     14.486           13
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.449            0
        12/31/2004     11.449     13.075            5
        12/31/2005     13.075     13.159            5
        12/31/2006     13.159     15.492            5
        12/31/2007     15.492     14.308            9


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.938            3
        12/31/2002     10.938      8.100          135
        12/31/2003      8.100     11.598          199
        12/31/2004     11.598     13.326          203
        12/31/2005     13.326     13.491          164
        12/31/2006     13.491     15.979          134
        12/31/2007     15.979     14.847          230
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.934            0
        12/31/2002     10.934      8.081            1
        12/31/2003      8.081     11.548            2
        12/31/2004     11.548     13.242            2
        12/31/2005     13.242     13.380            2
        12/31/2006     13.380     15.815            2
        12/31/2007     15.815     14.665           13
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.523            8
        12/31/2004     11.523     13.200           33
        12/31/2005     13.200     13.324           47
        12/31/2006     13.324     15.734           28
        12/31/2007     15.734     14.575           50
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.399          156
        12/31/2004     11.399     12.993          981
        12/31/2005     12.993     13.050         1115
        12/31/2006     13.050     15.333         1201
        12/31/2007     15.333     14.133         2356
AZL Oppenheimer Global Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.433           83
        12/31/2005     11.433     12.635          277
        12/31/2006     12.635     14.417          373
        12/31/2007     14.417     14.958          278
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.441            7
        12/31/2005     11.441     12.656           15
        12/31/2006     12.656     14.456           29
        12/31/2007     14.456     15.014           37
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.429           16
        12/31/2005     11.429     12.624           27
        12/31/2006     12.624     14.398           34
        12/31/2007     14.398     14.931           29
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.395          935
        12/31/2005     11.395     12.530         1644
        12/31/2006     12.530     14.226         2046
        12/31/2007     14.226     14.686         2057
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.449          112
        12/31/2005     11.449     12.677          193
        12/31/2006     12.677     14.494          329
        12/31/2007     14.494     15.069          241
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.433            5
        12/31/2005     11.433     12.635           14
        12/31/2006     12.635     14.417           25
        12/31/2007     14.417     14.958           25
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.441            4
        12/31/2005     11.441     12.656            6
        12/31/2006     12.656     14.456           15
        12/31/2007     14.456     15.014           13
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.426            4
        12/31/2005     11.426     12.613            5
        12/31/2006     12.613     14.379            4
        12/31/2007     14.379     14.904            4


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.472           20
        12/31/2005     11.472     12.740           15
        12/31/2006     12.740     14.611           20
        12/31/2007     14.611     15.236           19
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.456            0
        12/31/2005     11.456     12.698            0
        12/31/2006     12.698     14.533            0
        12/31/2007     14.533     15.124            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.449           18
        12/31/2005     11.449     12.677           33
        12/31/2006     12.677     14.494           45
        12/31/2007     14.494     15.069           42
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.410          734
        12/31/2005     11.410     12.571         1423
        12/31/2006     12.571     14.302         1924
        12/31/2007     14.302     14.795         2003
AZL Oppenheimer International Growth Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.219            0
        12/31/2002     10.219      8.633           64
        12/31/2003      8.633     11.331          190
        12/31/2004     11.331     12.727          240
        12/31/2005     12.727     14.259          351
        12/31/2006     14.259     18.046          513
        12/31/2007     18.046     19.881          540
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.355            0
        12/31/2004     11.355     12.768            6
        12/31/2005     12.768     14.318            9
        12/31/2006     14.318     18.140           21
        12/31/2007     18.140     20.004           42
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.319            0
        12/31/2004     11.319     12.707            4
        12/31/2005     12.707     14.229            4
        12/31/2006     14.229     18.000            6
        12/31/2007     18.000     19.820            6
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.209           97
        12/31/2004     11.209     12.527          285
        12/31/2005     12.527     13.965          539
        12/31/2006     13.965     17.587          923
        12/31/2007     17.587     19.277         1354
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.222            0
        12/31/2002     10.222      8.653           58
        12/31/2003      8.653     11.380          111
        12/31/2004     11.380     12.808          121
        12/31/2005     12.808     14.378          140
        12/31/2006     14.378     18.234          235
        12/31/2007     18.234     20.128          311
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.219            0
        12/31/2002     10.219      8.633            8
        12/31/2003      8.633     11.331           33
        12/31/2004     11.331     12.727           41
        12/31/2005     12.727     14.259           42
        12/31/2006     14.259     18.046           52
        12/31/2007     18.046     19.881           65
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.355            0
        12/31/2004     11.355     12.768            0
        12/31/2005     12.768     14.318            1
        12/31/2006     14.318     18.140            3
        12/31/2007     18.140     20.004            5
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.306            0
        12/31/2004     11.306     12.687            0
        12/31/2005     12.687     14.200            1
        12/31/2006     14.200     17.954            1
        12/31/2007     17.954     19.759            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.227            0
        12/31/2002     10.227      8.683            9
        12/31/2003      8.683     11.454           20
        12/31/2004     11.454     12.930           20
        12/31/2005     12.930     14.559           41
        12/31/2006     14.559     18.518           42
        12/31/2007     18.518     20.503           35
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.224            0
        12/31/2002     10.224      8.663            0
        12/31/2003      8.663     11.405            1
        12/31/2004     11.405     12.849            1
        12/31/2005     12.849     14.438            1
        12/31/2006     14.438     18.328            1
        12/31/2007     18.328     20.252            1
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.380            4
        12/31/2004     11.380     12.808            8
        12/31/2005     12.808     14.378           14
        12/31/2006     14.378     18.234           34
        12/31/2007     18.234     20.128           30
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.258           49
        12/31/2004     11.258     12.607          214
        12/31/2005     12.607     14.082          506
        12/31/2006     14.082     17.769          871
        12/31/2007     17.769     19.517         1159
AZL Oppenheimer Main Street Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.723           86
        12/31/2005     10.723     11.095           87
        12/31/2006     11.095     12.475          182
        12/31/2007     12.475     12.704          156
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.730           12
        12/31/2005     10.730     11.113           16
        12/31/2006     11.113     12.509           25
        12/31/2007     12.509     12.751           30

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.719           12
        12/31/2005     10.719     11.086           13
        12/31/2006     11.086     12.459           13
        12/31/2007     12.459     12.681            9
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.687          763
        12/31/2005     10.687     11.003         1183
        12/31/2006     11.003     12.310         1429
        12/31/2007     12.310     12.473         1716
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.737           47
        12/31/2005     10.737     11.132           37
        12/31/2006     11.132     12.542           55
        12/31/2007     12.542     12.798           48
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.723            2
        12/31/2005     10.723     11.095            6
        12/31/2006     11.095     12.475           16
        12/31/2007     12.475     12.704           62
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.730            3
        12/31/2005     10.730     11.113            6
        12/31/2006     11.113     12.509           12
        12/31/2007     12.509     12.751           12
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.715            2
        12/31/2005     10.715     11.076            2
        12/31/2006     11.076     12.442            2
        12/31/2007     12.442     12.657            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.759            3
        12/31/2005     10.759     11.188            4
        12/31/2006     11.188     12.643            3
        12/31/2007     12.643     12.939            5
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.744            0
        12/31/2005     10.744     11.151            0
        12/31/2006     11.151     12.576            0
        12/31/2007     12.576     12.845            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.737           30
        12/31/2005     10.737     11.132           51
        12/31/2006     11.132     12.542           52
        12/31/2007     12.542     12.798           52
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.701          565
        12/31/2005     10.701     11.040          862
        12/31/2006     11.040     12.376         1067
        12/31/2007     12.376     12.565         1230
AZL PIMCO Fundamental IndexPLUS Total Return Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.044            8
        12/31/2007     11.044     11.557           13
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.052            1
        12/31/2007     11.052     11.577            2
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.040            0
        12/31/2007     11.040     11.547            0
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.007           59
        12/31/2007     11.007     11.461           74
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.059           12
        12/31/2007     11.059     11.596            6
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.044            5
        12/31/2007     11.044     11.557           14
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.052            0
        12/31/2007     11.052     11.577            0
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.037            0
        12/31/2007     11.037     11.538            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.081            1
        12/31/2007     11.081     11.654            1
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.066            0
        12/31/2007     11.066     11.615            1
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.059            4
        12/31/2007     11.059     11.596            7
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.022           23
        12/31/2007     11.022     11.499           48
AZL S&P 500 Index Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.849          212
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.855            5

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.846            0
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.816          144
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.862          441
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.849           39
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.855            1
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.842            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.882            1
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.869            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.862            0
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.829          154
AZL Schroder Emerging Markets Equity Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.436          190
        12/31/2007     10.436     13.343          564
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.443           11
        12/31/2007     10.443     13.365           18
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.433            1
        12/31/2007     10.433     13.332            8
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.402          708
        12/31/2007     10.402     13.232         1521
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.450           55
        12/31/2007     10.450     13.388          148
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.436           21
        12/31/2007     10.436     13.343           42
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.443            1
        12/31/2007     10.443     13.365            3
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.429            1
        12/31/2007     10.429     13.321            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.472           22
        12/31/2007     10.472     13.455           28
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.458            0
        12/31/2007     10.458     13.410            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.450           19
        12/31/2007     10.450     13.388           26
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.415          348
        12/31/2007     10.415     13.276         1033
AZL Schroder International Small Cap Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.212           47
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.218            0
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.209            0
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.181           89
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.224            5
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.212            0
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.218            0
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.206            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.243            1
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.230            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.224            0
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.193           44
AZL Small Cap Stock Index Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.298           56
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.304            1
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.295            0
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.267           85
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.310          151
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.298            3
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.304            0
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.292            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.329            5
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.317            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.310            0
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.279          158
AZL TargetPLUS Balanced Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.083            3
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.089            1
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.079            0
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.049           14
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.096            1
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.083            0
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.089            0
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.076            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.116            2
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.103            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.096           17
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.062           24
AZL TargetPLUS Equity Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.471          340
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.482            1

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.466            3
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.418          646
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.492           84
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.471            8
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.482            9
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.460            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.524           10
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.503            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.492            3
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.439          886
AZL TargetPLUS Growth Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.906           55
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.913            6
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.903            0
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.873          133
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.919           24
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.906            4
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.913            4
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.899            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.939            0
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.926            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.919            0
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.886          242
AZL TargetPLUS Moderate Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.046            4
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.053            1
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.043            0
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.012           57
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.059            0
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.046            6
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.053            3
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.039            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.080            0
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.066            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.059            0
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.026           80
AZL Turner Quantitative Small Cap Growth Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.088          156
        12/31/2006     11.088     12.110          168
        12/31/2007     12.110     12.602          133
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.095            0
        12/31/2006     11.095     12.130            7
        12/31/2007     12.130     12.636            6
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.084            0
        12/31/2006     11.084     12.100            0
        12/31/2007     12.100     12.585            0
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.051          227
        12/31/2006     11.051     12.009          504
        12/31/2007     12.009     12.435          401
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.103           42
        12/31/2006     11.103     12.150           62
        12/31/2007     12.150     12.670           37
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.088            9
        12/31/2006     11.088     12.110           16
        12/31/2007     12.110     12.602           11
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.095            0
        12/31/2006     11.095     12.130            1
        12/31/2007     12.130     12.636            1
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.080            0
        12/31/2006     11.080     12.090            1
        12/31/2007     12.090     12.569            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.125            6
        12/31/2006     11.125     12.211            4
        12/31/2007     12.211     12.772            2
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.110            0
        12/31/2006     11.110     12.171            0
        12/31/2007     12.171     12.704            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.103            0
        12/31/2006     11.103     12.150            6
        12/31/2007     12.150     12.670            6
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.065          125
        12/31/2006     11.065     12.049          270
        12/31/2007     12.049     12.502          291
AZL Van Kampen Comstock Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.318          442
        12/31/2002      9.318      7.325         4762
        12/31/2003      7.325      9.382         7559
        12/31/2004      9.382     10.781         7728
        12/31/2005     10.781     10.993         7289
        12/31/2006     10.993     12.487         6313
        12/31/2007     12.487     11.979         5987
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.407            9
        12/31/2004      9.407     10.820           62
        12/31/2005     10.820     11.045           95
        12/31/2006     11.045     12.558           94
        12/31/2007     12.558     12.059          134

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.369            6
        12/31/2004      9.369     10.761           37
        12/31/2005     10.761     10.968           56
        12/31/2006     10.968     12.452           58
        12/31/2007     12.452     11.939           66
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.257          685
        12/31/2004      9.257     10.584         2490
        12/31/2005     10.584     10.739         3773
        12/31/2006     10.739     12.138         4329
        12/31/2007     12.138     11.586         5214
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.330          153
        12/31/2002      9.330      7.350         2054
        12/31/2003      7.350      9.432         3152
        12/31/2004      9.432     10.860         3413
        12/31/2005     10.860     11.096         3176
        12/31/2006     11.096     12.630         2736
        12/31/2007     12.630     12.140         2663
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.318            3
        12/31/2002      9.318      7.325          321
        12/31/2003      7.325      9.382          544
        12/31/2004      9.382     10.781          609
        12/31/2005     10.781     10.993          547
        12/31/2006     10.993     12.487          518
        12/31/2007     12.487     11.979          560
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.407            1
        12/31/2004      9.407     10.820            4
        12/31/2005     10.820     11.045            8
        12/31/2006     11.045     12.558            8
        12/31/2007     12.558     12.059           14
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.357            0
        12/31/2004      9.357     10.741           11
        12/31/2005     10.741     10.942           17
        12/31/2006     10.942     12.417           17
        12/31/2007     12.417     11.899           18


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.349           37
        12/31/2002      9.349      7.387          312
        12/31/2003      7.387      9.508          347
        12/31/2004      9.508     10.980          372
        12/31/2005     10.980     11.253          341
        12/31/2006     11.253     12.846          243
        12/31/2007     12.846     12.386          268
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.336           10
        12/31/2002      9.336      7.362           33
        12/31/2003      7.362      9.457           38
        12/31/2004      9.457     10.900           39
        12/31/2005     10.900     11.148           36
        12/31/2006     11.148     12.701           32
        12/31/2007     12.701     12.221           23
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.432           34
        12/31/2004      9.432     10.860           86
        12/31/2005     10.860     11.096          128
        12/31/2006     11.096     12.630          125
        12/31/2007     12.630     12.140          132
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.307          321
        12/31/2004      9.307     10.662         1723
        12/31/2005     10.662     10.840         2768
        12/31/2006     10.840     12.277         2969
        12/31/2007     12.277     11.742         3733
AZL Van Kampen Equity and Income Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.774          611
        12/31/2005     10.774     11.285          903
        12/31/2006     11.285     12.460         1029
        12/31/2007     12.460     12.599          857
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.781           23
        12/31/2005     10.781     11.304           42
        12/31/2006     11.304     12.493           51
        12/31/2007     12.493     12.645           70
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.770            7
        12/31/2005     10.770     11.276           24
        12/31/2006     11.276     12.443           28
        12/31/2007     12.443     12.575           30
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.738          704
        12/31/2005     10.738     11.191         1500
        12/31/2006     11.191     12.295         2089
        12/31/2007     12.295     12.369         2402
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.788          495
        12/31/2005     10.788     11.323          638
        12/31/2006     11.323     12.526          613
        12/31/2007     12.526     12.691          531
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.774            3
        12/31/2005     10.774     11.285           22
        12/31/2006     11.285     12.460           32
        12/31/2007     12.460     12.599           28
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.781            1
        12/31/2005     10.781     11.304            1
        12/31/2006     11.304     12.493            8
        12/31/2007     12.493     12.645           10
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.767            1
        12/31/2005     10.767     11.266            1
        12/31/2006     11.266     12.427            0
        12/31/2007     12.427     12.552            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.810           24
        12/31/2005     10.810     11.380           36
        12/31/2006     11.380     12.627           67
        12/31/2007     12.627     12.832           47
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.795            1
        12/31/2005     10.795     11.342            2
        12/31/2006     11.342     12.560            1
        12/31/2007     12.560     12.738            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.788           10
        12/31/2005     10.788     11.323           41
        12/31/2006     11.323     12.526           43
        12/31/2007     12.526     12.691           40
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.752          365
        12/31/2005     10.752     11.229          890
        12/31/2006     11.229     12.360         1169
        12/31/2007     12.360     12.461         1387
AZL Van Kampen Global Franchise Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.233          349
        12/31/2004     12.233     13.467          846
        12/31/2005     13.467     14.753         1157
        12/31/2006     14.753     17.553         1342
        12/31/2007     17.553     18.912         1122
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.241            2
        12/31/2004     12.241     13.490           43
        12/31/2005     13.490     14.793          102
        12/31/2006     14.793     17.618          101
        12/31/2007     17.618     19.001          104
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.229            1
        12/31/2004     12.229     13.456            8
        12/31/2005     13.456     14.734           19
        12/31/2006     14.734     17.521           20
        12/31/2007     17.521     18.868           17
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.192          178
        12/31/2004     12.192     13.355         1188
        12/31/2005     13.355     14.558         2206
        12/31/2006     14.558     17.234         2956
        12/31/2007     17.234     18.475         2757
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.250          110
        12/31/2004     12.250     13.512          375
        12/31/2005     13.512     14.832          601
        12/31/2006     14.832     17.683          783
        12/31/2007     17.683     19.090          713
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.233           38
        12/31/2004     12.233     13.467           49
        12/31/2005     13.467     14.753           71
        12/31/2006     14.753     17.553          100
        12/31/2007     17.553     18.912           67
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.241            0
        12/31/2004     12.241     13.490            1
        12/31/2005     13.490     14.793            3
        12/31/2006     14.793     17.618            6
        12/31/2007     17.618     19.001           10
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.225            0
        12/31/2004     12.225     13.445            0
        12/31/2005     13.445     14.714            0
        12/31/2006     14.714     17.489            1
        12/31/2007     17.489     18.824            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.274            5
        12/31/2004     12.274     13.581           21
        12/31/2005     13.581     14.952           42
        12/31/2006     14.952     17.878           44
        12/31/2007     17.878     19.359           50
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.258            0
        12/31/2004     12.258     13.535            1
        12/31/2005     13.535     14.872            1
        12/31/2006     14.872     17.748            1
        12/31/2007     17.748     19.179            1
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.250           17
        12/31/2004     12.250     13.512           34
        12/31/2005     13.512     14.832           62
        12/31/2006     14.832     17.683           48
        12/31/2007     17.683     19.090           34
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.208           74
        12/31/2004     12.208     13.400          510
        12/31/2005     13.400     14.636         1322
        12/31/2006     14.636     17.361         1845
        12/31/2007     17.361     18.649         2024
AZL Van Kampen Global Real Estate Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.011          343
        12/31/2007     12.011     10.761          481
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.019            7
        12/31/2007     12.019     10.779           38
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.007            2
        12/31/2007     12.007     10.752            4
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.971          635
        12/31/2007     11.971     10.671          880
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.028          172
        12/31/2007     12.028     10.797          254
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.011           31
        12/31/2007     12.011     10.761           44
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.019            1
        12/31/2007     12.019     10.779            5
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.003            1
        12/31/2007     12.003     10.743            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.052           22
        12/31/2007     12.052     10.852           16
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.036            1
        12/31/2007     12.036     10.815            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.028           12
        12/31/2007     12.028     10.797           13
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.987          453
        12/31/2007     11.987     10.707          867
AZL Van Kampen Growth and Income Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.635          220
        12/31/2002      9.635      8.063         2170
        12/31/2003      8.063     10.084         4069
        12/31/2004     10.084     11.260         3926
        12/31/2005     11.260     12.070         3875
        12/31/2006     12.070     13.726         3507
        12/31/2007     13.726     13.822         2647
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.111           20
        12/31/2004     10.111     11.302           37
        12/31/2005     11.302     12.126           46
        12/31/2006     12.126     13.804           61
        12/31/2007     13.804     13.915           57
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.070           16
        12/31/2004     10.070     11.240           28
        12/31/2005     11.240     12.042           31
        12/31/2006     12.042     13.687           34
        12/31/2007     13.687     13.776           28
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.950          415
        12/31/2004      9.950     11.055         1287
        12/31/2005     11.055     11.791         2334
        12/31/2006     11.791     13.342         2702
        12/31/2007     13.342     13.368         2480
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.648          179
        12/31/2002      9.648      8.090         1370
        12/31/2003      8.090     10.138         2477
        12/31/2004     10.138     11.344         2200
        12/31/2005     11.344     12.183         2149
        12/31/2006     12.183     13.883         2001
        12/31/2007     13.883     14.008         1566
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.635            1
        12/31/2002      9.635      8.063          160
        12/31/2003      8.063     10.084          266
        12/31/2004     10.084     11.260          243
        12/31/2005     11.260     12.070          252
        12/31/2006     12.070     13.726          238
        12/31/2007     13.726     13.822          179
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.111            2
        12/31/2004     10.111     11.302            4
        12/31/2005     11.302     12.126            5
        12/31/2006     12.126     13.804            5
        12/31/2007     13.804     13.915            6
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.057            0
        12/31/2004     10.057     11.219            2
        12/31/2005     11.219     12.013            2
        12/31/2006     12.013     13.648            2
        12/31/2007     13.648     13.730            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.667           42
        12/31/2002      9.667      8.131          202
        12/31/2003      8.131     10.219          319
        12/31/2004     10.219     11.469          325
        12/31/2005     11.469     12.355          302
        12/31/2006     12.355     14.121          260
        12/31/2007     14.121     14.291          208
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.654            0
        12/31/2002      9.654      8.104           14
        12/31/2003      8.104     10.165           17
        12/31/2004     10.165     11.385           17
        12/31/2005     11.385     12.240           15
        12/31/2006     12.240     13.961           15
        12/31/2007     13.961     14.102           14
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.138           40
        12/31/2004     10.138     11.344           74
        12/31/2005     11.344     12.183          103
        12/31/2006     12.183     13.883           86
        12/31/2007     13.883     14.008           68
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.003          229
        12/31/2004     10.003     11.137          830
        12/31/2005     11.137     11.902         1521
        12/31/2006     11.902     13.495         1834
        12/31/2007     13.495     13.548         1817
AZL Van Kampen Mid Cap Growth Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.488           20
        12/31/2002      9.488      7.052         1204
        12/31/2003      7.052      8.887         1991
        12/31/2004      8.887     10.571         1900
        12/31/2005     10.571     12.192         2279
        12/31/2006     12.192     13.065         2403
        12/31/2007     13.065     15.661         2803
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.911            9
        12/31/2004      8.911     10.610           31
        12/31/2005     10.610     12.249           38
        12/31/2006     12.249     13.139           40
        12/31/2007     13.139     15.766           55
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.875            2
        12/31/2004      8.875     10.552            9
        12/31/2005     10.552     12.163           21
        12/31/2006     12.163     13.028           21
        12/31/2007     13.028     15.609           24
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.769          164
        12/31/2004      8.769     10.379          581
        12/31/2005     10.379     11.910         1645
        12/31/2006     11.910     12.699         2215
        12/31/2007     12.699     15.147         3680
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.501           60
        12/31/2002      9.501      7.076          617
        12/31/2003      7.076      8.935          951
        12/31/2004      8.935     10.649          758
        12/31/2005     10.649     12.306          957
        12/31/2006     12.306     13.213          866
        12/31/2007     13.213     15.872         1206
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.488            0
        12/31/2002      9.488      7.052           55
        12/31/2003      7.052      8.887          110
        12/31/2004      8.887     10.571          108
        12/31/2005     10.571     12.192          173
        12/31/2006     12.192     13.065          160
        12/31/2007     13.065     15.661          217
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.911            0
        12/31/2004      8.911     10.610            0
        12/31/2005     10.610     12.249            1
        12/31/2006     12.249     13.139            1
        12/31/2007     13.139     15.766            9
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.864            0
        12/31/2004      8.864     10.532            1
        12/31/2005     10.532     12.135            2
        12/31/2006     12.135     12.991            3
        12/31/2007     12.991     15.557            8


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.520            5
        12/31/2002      9.520      7.112          100
        12/31/2003      7.112      9.007          158
        12/31/2004      9.007     10.767          174
        12/31/2005     10.767     12.480          168
        12/31/2006     12.480     13.440          120
        12/31/2007     13.440     16.193          120
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.507            0
        12/31/2002      9.507      7.088            1
        12/31/2003      7.088      8.959            2
        12/31/2004      8.959     10.688            2
        12/31/2005     10.688     12.364            2
        12/31/2006     12.364     13.289            2
        12/31/2007     13.289     15.978            2
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.935            5
        12/31/2004      8.935     10.649           16
        12/31/2005     10.649     12.306           29
        12/31/2006     12.306     13.213           38
        12/31/2007     13.213     15.872           46
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.816          103
        12/31/2004      8.816     10.455          434
        12/31/2005     10.455     12.022         1245
        12/31/2006     12.022     12.844         1608
        12/31/2007     12.844     15.351         2554
Davis VA Financial Portfolio
ALE 1        1.90%
        12/31/2000        N/A     13.258            7
        12/31/2001     13.258     11.658          130
        12/31/2002     11.658      9.512          904
        12/31/2003      9.512     12.334         1467
        12/31/2004     12.334     13.350         1499
        12/31/2005     13.350     14.198         1421
        12/31/2006     14.198     16.509         1248
        12/31/2007     16.509     15.217          882
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.383            4
        12/31/2004     12.383     13.416            7
        12/31/2005     13.416     14.282            7
        12/31/2006     14.282     16.624            7
        12/31/2007     16.624     15.338            8
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.310            2
        12/31/2004     12.310     13.317            6
        12/31/2005     13.317     14.156           13
        12/31/2006     14.156     16.452           12
        12/31/2007     16.452     15.157           11
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.095          139
        12/31/2004     12.095     13.026          490
        12/31/2005     13.026     13.784          652
        12/31/2006     13.784     15.948          814
        12/31/2007     15.948     14.626          693
ALO 1        1.70%
        12/31/2000        N/A     13.283           11
        12/31/2001     13.283     11.703           97
        12/31/2002     11.703      9.568          377
        12/31/2003      9.568     12.431          554
        12/31/2004     12.431     13.482          563
        12/31/2005     13.482     14.367          536
        12/31/2006     14.367     16.739          604
        12/31/2007     16.739     15.460          431
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     11.658            2
        12/31/2002     11.658      9.512          115
        12/31/2003      9.512     12.334          179
        12/31/2004     12.334     13.350          178
        12/31/2005     13.350     14.198          175
        12/31/2006     14.198     16.509          131
        12/31/2007     16.509     15.217           95
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.383            0
        12/31/2004     12.383     13.416            1
        12/31/2005     13.416     14.282            1
        12/31/2006     14.282     16.624            2
        12/31/2007     16.624     15.338            2
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.286            0
        12/31/2004     12.286     13.285            2
        12/31/2005     13.285     14.114            2
        12/31/2006     14.114     16.395            2
        12/31/2007     16.395     15.097            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A     13.319           25
        12/31/2001     13.319     11.771           88
        12/31/2002     11.771      9.652          107
        12/31/2003      9.652     12.578          107
        12/31/2004     12.578     13.683          101
        12/31/2005     13.683     14.624           92
        12/31/2006     14.624     17.090           65
        12/31/2007     17.090     15.832           50
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     11.725            0
        12/31/2002     11.725      9.596            3
        12/31/2003      9.596     12.480            5
        12/31/2004     12.480     13.549            5
        12/31/2005     13.549     14.452            6
        12/31/2006     14.452     16.855            5
        12/31/2007     16.855     15.583            4
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.431           12
        12/31/2004     12.431     13.482           20
        12/31/2005     13.482     14.367           32
        12/31/2006     14.367     16.739           33
        12/31/2007     16.739     15.460           31
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.190           56
        12/31/2004     12.190     13.155          253
        12/31/2005     13.155     13.948          365
        12/31/2006     13.948     16.170          479
        12/31/2007     16.170     14.860          453
Davis VA Value Portfolio
ALE 1        1.90%
        12/31/2000        N/A     10.869            8
        12/31/2001     10.869      9.556          241
        12/31/2002      9.556      7.851         2536
        12/31/2003      7.851      9.996         4628
        12/31/2004      9.996     11.016         4555
        12/31/2005     11.016     11.830         4185
        12/31/2006     11.830     13.350         3792
        12/31/2007     13.350     13.704         3068
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.035           33
        12/31/2004     10.035     11.071           25
        12/31/2005     11.071     11.901           25
        12/31/2006     11.901     13.442           24
        12/31/2007     13.442     13.813           24
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.976            6
        12/31/2004      9.976     10.989            9
        12/31/2005     10.989     11.795            7
        12/31/2006     11.795     13.304            6
        12/31/2007     13.304     13.650            5
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.802          607
        12/31/2004      9.802     10.749          985
        12/31/2005     10.749     11.485          916
        12/31/2006     11.485     12.896          815
        12/31/2007     12.896     13.172          752
ALO 1        1.70%
        12/31/2000        N/A     10.889           74
        12/31/2001     10.889      9.592          377
        12/31/2002      9.592      7.897         1571
        12/31/2003      7.897     10.074         2440
        12/31/2004     10.074     11.125         2286
        12/31/2005     11.125     11.971         2062
        12/31/2006     11.971     13.536         1815
        12/31/2007     13.536     13.923         1400
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.556            2
        12/31/2002      9.556      7.851          252
        12/31/2003      7.851      9.996          388
        12/31/2004      9.996     11.016          396
        12/31/2005     11.016     11.830          374
        12/31/2006     11.830     13.350          349
        12/31/2007     13.350     13.704          272
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.035            1
        12/31/2004     10.035     11.071            3
        12/31/2005     11.071     11.901            3
        12/31/2006     11.901     13.442            3
        12/31/2007     13.442     13.813            2
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.957            0
        12/31/2004      9.957     10.962            1
        12/31/2005     10.962     11.761            1
        12/31/2006     11.761     13.258            1
        12/31/2007     13.258     13.596            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A     10.919           41
        12/31/2001     10.919      9.648          256
        12/31/2002      9.648      7.967          485
        12/31/2003      7.967     10.193          560
        12/31/2004     10.193     11.291          540
        12/31/2005     11.291     12.186          486
        12/31/2006     12.186     13.819          408
        12/31/2007     13.819     14.258          312
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.611            0
        12/31/2002      9.611      7.920           15
        12/31/2003      7.920     10.114           20
        12/31/2004     10.114     11.180           20
        12/31/2005     11.180     12.042            8
        12/31/2006     12.042     13.629            8
        12/31/2007     13.629     14.034            8
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.074           25
        12/31/2004     10.074     11.125           24
        12/31/2005     11.125     11.971           20
        12/31/2006     11.971     13.536           17
        12/31/2007     13.536     13.923           12
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.879          296
        12/31/2004      9.879     10.855          687
        12/31/2005     10.855     11.622          579
        12/31/2006     11.622     13.076          516
        12/31/2007     13.076     13.383          440
Dreyfus IP Small Cap Stock Index Portfolio
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.578          975
        12/31/2003      7.578     10.244         2549
        12/31/2004     10.244     12.251         2691
        12/31/2005     12.251     12.890         2613
        12/31/2006     12.890     14.471         2467
        12/31/2007     14.471     14.104         1945
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.261           18
        12/31/2004     10.261     12.283           21
        12/31/2005     12.283     12.937           31
        12/31/2006     12.937     14.538           33
        12/31/2007     14.538     14.184           32
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.236            5
        12/31/2004     10.236     12.234           12
        12/31/2005     12.234     12.866           17
        12/31/2006     12.866     14.437           16
        12/31/2007     14.437     14.064           17
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.159          272
        12/31/2004     10.159     12.088         1039
        12/31/2005     12.088     12.656         1560
        12/31/2006     12.656     14.137         1753
        12/31/2007     14.137     13.709         1603
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.588          591
        12/31/2003      7.588     10.279         1375
        12/31/2004     10.279     12.316         1506
        12/31/2005     12.316     12.985         1511
        12/31/2006     12.985     14.607         1405
        12/31/2007     14.607     14.265         1128
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.578           72
        12/31/2003      7.578     10.244          202
        12/31/2004     10.244     12.251          207
        12/31/2005     12.251     12.890          244
        12/31/2006     12.890     14.471          206
        12/31/2007     14.471     14.104          163
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.261            1
        12/31/2004     10.261     12.283            3
        12/31/2005     12.283     12.937            5
        12/31/2006     12.937     14.538            4
        12/31/2007     14.538     14.184            4
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.227            0
        12/31/2004     10.227     12.218            0
        12/31/2005     12.218     12.843            3
        12/31/2006     12.843     14.403            3
        12/31/2007     14.403     14.024            3


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.603           42
        12/31/2003      7.603     10.330          107
        12/31/2004     10.330     12.415           96
        12/31/2005     12.415     13.129          100
        12/31/2006     13.129     14.813           86
        12/31/2007     14.813     14.510           63
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.593            2
        12/31/2003      7.593     10.296            3
        12/31/2004     10.296     12.349            3
        12/31/2005     12.349     13.033            3
        12/31/2006     13.033     14.675            2
        12/31/2007     14.675     14.346            2
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.279           10
        12/31/2004     10.279     12.316           30
        12/31/2005     12.316     12.985           52
        12/31/2006     12.985     14.607           51
        12/31/2007     14.607     14.265           37
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.193          172
        12/31/2004     10.193     12.153          811
        12/31/2005     12.153     12.749         1394
        12/31/2006     12.749     14.269         1719
        12/31/2007     14.269     13.866         1560
Dreyfus Stock Index Fund, Inc.
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.132         2304
        12/31/2003      8.132     10.217         7129
        12/31/2004     10.217     11.062         7314
        12/31/2005     11.062     11.335         4490
        12/31/2006     11.335     12.814         4025
        12/31/2007     12.814     13.199         3303
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.234           20
        12/31/2004     10.234     11.091           40
        12/31/2005     11.091     11.377           61
        12/31/2006     11.377     12.873           63
        12/31/2007     12.873     13.274           48
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.208            6
        12/31/2004     10.208     11.047           51
        12/31/2005     11.047     11.314           60
        12/31/2006     11.314     12.784           28
        12/31/2007     12.784     13.161           28
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.132          628
        12/31/2004     10.132     10.915         1735
        12/31/2005     10.915     11.129         2033
        12/31/2006     11.129     12.518         2063
        12/31/2007     12.518     12.829         1939
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.142         1396
        12/31/2003      8.142     10.251         3322
        12/31/2004     10.251     11.121         3340
        12/31/2005     11.121     11.419         3025
        12/31/2006     11.419     12.934         2649
        12/31/2007     12.934     13.349         1894
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.132          261
        12/31/2003      8.132     10.217          572
        12/31/2004     10.217     11.062          683
        12/31/2005     11.062     11.335          606
        12/31/2006     11.335     12.814          564
        12/31/2007     12.814     13.199          346
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.234            2
        12/31/2004     10.234     11.091            6
        12/31/2005     11.091     11.377           13
        12/31/2006     11.377     12.873            6
        12/31/2007     12.873     13.274            3
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.200            0
        12/31/2004     10.200     11.032            5
        12/31/2005     11.032     11.294           10
        12/31/2006     11.294     12.754            9
        12/31/2007     12.754     13.124            9


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.159          156
        12/31/2003      8.159     10.302          253
        12/31/2004     10.302     11.210          274
        12/31/2005     11.210     11.545          246
        12/31/2006     11.545     13.116          202
        12/31/2007     13.116     13.578          142
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.148            2
        12/31/2003      8.148     10.268            6
        12/31/2004     10.268     11.151            5
        12/31/2005     11.151     11.461            4
        12/31/2006     11.461     12.994            2
        12/31/2007     12.994     13.425            2
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.251           14
        12/31/2004     10.251     11.121           94
        12/31/2005     11.121     11.419           85
        12/31/2006     11.419     12.934           65
        12/31/2007     12.934     13.349           57
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.166          369
        12/31/2004     10.166     10.973         1367
        12/31/2005     10.973     11.211         1964
        12/31/2006     11.211     12.635         2191
        12/31/2007     12.635     12.976         1921
Franklin Global Communications Securities Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     16.750            0
        12/31/2002     16.750     10.925           66
        12/31/2003     10.925     15.055          165
        12/31/2004     15.055     16.865          182
        12/31/2005     16.865     19.161          202
        12/31/2006     19.161     23.419          274
        12/31/2007     23.419     28.546          279
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.279            1
        12/31/2004     15.279     17.133            2
        12/31/2005     17.133     19.485            3
        12/31/2006     19.485     23.838            4
        12/31/2007     23.838     29.087            7

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.944            0
        12/31/2004     14.944     16.732            0
        12/31/2005     16.732     19.001            1
        12/31/2006     19.001     23.211            2
        12/31/2007     23.211     28.279            1
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     13.983           26
        12/31/2004     13.983     15.585          109
        12/31/2005     15.585     17.619          211
        12/31/2006     17.619     21.427          354
        12/31/2007     21.427     25.987          565
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.184            1
        12/31/2002     17.184     11.230           21
        12/31/2003     11.230     15.506           55
        12/31/2004     15.506     17.405          113
        12/31/2005     17.405     19.814          125
        12/31/2006     19.814     24.266          202
        12/31/2007     24.266     29.638          176
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     16.750            0
        12/31/2002     16.750     10.925            6
        12/31/2003     10.925     15.055           11
        12/31/2004     15.055     16.865           13
        12/31/2005     16.865     19.161           12
        12/31/2006     19.161     23.419           16
        12/31/2007     23.419     28.546           12
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.279            2
        12/31/2004     15.279     17.133            3
        12/31/2005     17.133     19.485            3
        12/31/2006     19.485     23.838            3
        12/31/2007     23.838     29.087            2
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.834            0
        12/31/2004     14.834     16.601            1
        12/31/2005     16.601     18.842            1
        12/31/2006     18.842     23.006            1
        12/31/2007     23.006     28.015            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.855            0
        12/31/2002     17.855     11.704            4
        12/31/2003     11.704     16.209            5
        12/31/2004     16.209     18.249            6
        12/31/2005     18.249     20.837            4
        12/31/2006     20.837     25.595            9
        12/31/2007     25.595     31.356           12
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.404            0
        12/31/2002     17.404     11.386            0
        12/31/2003     11.386     15.737            2
        12/31/2004     15.737     17.682            2
        12/31/2005     17.682     20.150            2
        12/31/2006     20.150     24.701            2
        12/31/2007     24.701     30.200            2
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.506            1
        12/31/2004     15.506     17.405            7
        12/31/2005     17.405     19.814            8
        12/31/2006     19.814     24.266           13
        12/31/2007     24.266     29.638           10
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.402           39
        12/31/2004     14.402     16.085           88
        12/31/2005     16.085     18.220          167
        12/31/2006     18.220     22.202          251
        12/31/2007     22.202     26.982          404
Franklin Global Real Estate Securities Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     27.630            4
        12/31/2002     27.630     27.672          392
        12/31/2003     27.672     36.856          766
        12/31/2004     36.856     47.661          807
        12/31/2005     47.661     53.068          776
        12/31/2006     53.068     62.790          649
        12/31/2007     62.790     48.750          455
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     37.405            9
        12/31/2004     37.405     48.419           17
        12/31/2005     48.419     53.965           19
        12/31/2006     53.965     63.916           18
        12/31/2007     63.916     49.675           14
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     36.585            3
        12/31/2004     36.585     47.286            8
        12/31/2005     47.286     52.624           12
        12/31/2006     52.624     62.235           12
        12/31/2007     62.235     48.295            9
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     34.232          100
        12/31/2004     34.232     44.045          437
        12/31/2005     44.045     48.798          666
        12/31/2006     48.798     57.451          626
        12/31/2007     57.451     44.381          498
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     28.345            5
        12/31/2002     28.345     28.445          203
        12/31/2003     28.445     37.962          352
        12/31/2004     37.962     49.189          388
        12/31/2005     49.189     54.878          331
        12/31/2006     54.878     65.062          266
        12/31/2007     65.062     50.616          186
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     27.630            0
        12/31/2002     27.630     27.672           86
        12/31/2003     27.672     36.856          123
        12/31/2004     36.856     47.661          116
        12/31/2005     47.661     53.068           93
        12/31/2006     53.068     62.790           79
        12/31/2007     62.790     48.750           61
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     37.405            0
        12/31/2004     37.405     48.419            2
        12/31/2005     48.419     53.965            3
        12/31/2006     53.965     63.916            4
        12/31/2007     63.916     49.675            4
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     36.316            0
        12/31/2004     36.316     46.914            6
        12/31/2005     46.914     52.185            6
        12/31/2006     52.185     61.684            7
        12/31/2007     61.684     47.843            8


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     29.453            3
        12/31/2002     29.453     29.645           84
        12/31/2003     29.645     39.683           88
        12/31/2004     39.683     51.573           87
        12/31/2005     51.573     57.711           77
        12/31/2006     57.711     68.626           64
        12/31/2007     68.626     53.550           46
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     28.710            0
        12/31/2002     28.710     28.839            4
        12/31/2003     28.839     38.527            3
        12/31/2004     38.527     49.971            3
        12/31/2005     49.971     55.807            3
        12/31/2006     55.807     66.229            3
        12/31/2007     66.229     51.576            3
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     37.962            6
        12/31/2004     37.962     49.189           17
        12/31/2005     49.189     54.878           26
        12/31/2006     54.878     65.062           25
        12/31/2007     65.062     50.616           15
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     35.258           60
        12/31/2004     35.258     45.457          323
        12/31/2005     45.457     50.463          573
        12/31/2006     50.463     59.530          550
        12/31/2007     59.530     46.080          469
Franklin Growth and Income Securities Fund
ALE 1        1.90%
        12/31/2000        N/A     28.664            1
        12/31/2001     28.664     27.482           70
        12/31/2002     27.482     22.727          453
        12/31/2003     22.727     28.029          786
        12/31/2004     28.029     30.419          772
        12/31/2005     30.419     30.896          699
        12/31/2006     30.896     35.396          601
        12/31/2007     35.396     33.439          513
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.345            8
        12/31/2004     28.345     30.793           13
        12/31/2005     30.793     31.308           15
        12/31/2006     31.308     35.903           17
        12/31/2007     35.903     33.952           18
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     27.724            0
        12/31/2004     27.724     30.073            4
        12/31/2005     30.073     30.530           14
        12/31/2006     30.530     34.959           15
        12/31/2007     34.959     33.009           14
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     25.940           82
        12/31/2004     25.940     28.011          337
        12/31/2005     28.011     28.310          460
        12/31/2006     28.310     32.271          547
        12/31/2007     32.271     30.334          465
ALO 1        1.70%
        12/31/2000        N/A     29.337           13
        12/31/2001     29.337     28.184           81
        12/31/2002     28.184     23.354          291
        12/31/2003     23.354     28.860          432
        12/31/2004     28.860     31.383          433
        12/31/2005     31.383     31.940          394
        12/31/2006     31.940     36.665          343
        12/31/2007     36.665     34.707          257
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     27.482            0
        12/31/2002     27.482     22.727           58
        12/31/2003     22.727     28.029           85
        12/31/2004     28.029     30.419           88
        12/31/2005     30.419     30.896           85
        12/31/2006     30.896     35.396           72
        12/31/2007     35.396     33.439           59
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.345            0
        12/31/2004     28.345     30.793            1
        12/31/2005     30.793     31.308            1
        12/31/2006     31.308     35.903            2
        12/31/2007     35.903     33.952            2
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     27.520            0
        12/31/2004     27.520     29.836            0
        12/31/2005     29.836     30.275            1
        12/31/2006     30.275     34.649            0
        12/31/2007     34.649     32.701            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A     30.377            8
        12/31/2001     30.377     29.270           67
        12/31/2002     29.270     24.327          153
        12/31/2003     24.327     30.153          159
        12/31/2004     30.153     32.888          135
        12/31/2005     32.888     33.572          118
        12/31/2006     33.572     38.653           93
        12/31/2007     38.653     36.700           60
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     28.455            0
        12/31/2002     28.455     23.602           10
        12/31/2003     23.602     29.195            7
        12/31/2004     29.195     31.780            7
        12/31/2005     31.780     32.376           10
        12/31/2006     32.376     37.202            7
        12/31/2007     37.202     35.252            5
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.767            7
        12/31/2004     28.767     31.283           14
        12/31/2005     31.283     31.838           23
        12/31/2006     31.838     36.547           23
        12/31/2007     36.547     34.596           18
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     26.718           43
        12/31/2004     26.718     28.909          243
        12/31/2005     28.909     29.276          430
        12/31/2006     29.276     33.439          482
        12/31/2007     33.439     31.495          469
Franklin High Income Securities Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.198            2
        12/31/2002     17.198     15.194          137
        12/31/2003     15.194     19.556          382
        12/31/2004     19.556     21.082          366
        12/31/2005     21.082     21.372          329
        12/31/2006     21.372     22.934          375
        12/31/2007     22.934     23.111          296
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.848            5
        12/31/2004     19.848     21.417            9
        12/31/2005     21.417     21.733           17
        12/31/2006     21.733     23.346           18
        12/31/2007     23.346     23.549           20
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.412           25
        12/31/2004     19.412     20.916            9
        12/31/2005     20.916     21.193           12
        12/31/2006     21.193     22.731           33
        12/31/2007     22.731     22.895           14
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.164           77
        12/31/2004     18.164     19.482          310
        12/31/2005     19.482     19.652          434
        12/31/2006     19.652     20.984          510
        12/31/2007     20.984     21.040          534
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.643            1
        12/31/2002     17.643     15.618           83
        12/31/2003     15.618     20.143          255
        12/31/2004     20.143     21.758          231
        12/31/2005     21.758     22.101          172
        12/31/2006     22.101     23.764          183
        12/31/2007     23.764     23.996          148
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.198            0
        12/31/2002     17.198     15.194           26
        12/31/2003     15.194     19.556           61
        12/31/2004     19.556     21.082           61
        12/31/2005     21.082     21.372           47
        12/31/2006     21.372     22.934           48
        12/31/2007     22.934     23.111           37
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.848            0
        12/31/2004     19.848     21.417            1
        12/31/2005     21.417     21.733            1
        12/31/2006     21.733     23.346            2
        12/31/2007     23.346     23.549            5
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.270            0
        12/31/2004     19.270     20.752            1
        12/31/2005     20.752     21.016            1
        12/31/2006     21.016     22.530            1
        12/31/2007     22.530     22.681            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     18.333            1
        12/31/2002     18.333     16.277           69
        12/31/2003     16.277     21.056          129
        12/31/2004     21.056     22.813          113
        12/31/2005     22.813     23.242           81
        12/31/2006     23.242     25.066           67
        12/31/2007     25.066     25.387           69
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.870            0
        12/31/2002     17.870     15.835            2
        12/31/2003     15.835     20.443            5
        12/31/2004     20.443     22.104            5
        12/31/2005     22.104     22.475            5
        12/31/2006     22.475     24.190            5
        12/31/2007     24.190     24.451            4
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     20.143            7
        12/31/2004     20.143     21.758           27
        12/31/2005     21.758     22.101           61
        12/31/2006     22.101     23.764           56
        12/31/2007     23.764     23.996           21
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.708           82
        12/31/2004     18.708     20.107          270
        12/31/2005     20.107     20.323          345
        12/31/2006     20.323     21.743          407
        12/31/2007     21.743     21.845          457
Franklin Income Securities Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     26.630            0
        12/31/2002     26.630     25.970          310
        12/31/2003     25.970     33.563          632
        12/31/2004     33.563     37.492          702
        12/31/2005     37.492     37.378          830
        12/31/2006     37.378     43.367          999
        12/31/2007     43.367     44.144          894
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     34.063            6
        12/31/2004     34.063     38.088           13
        12/31/2005     38.088     38.011           23
        12/31/2006     38.011     44.144           46
        12/31/2007     44.144     44.981           69

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.316            0
        12/31/2004     33.316     37.197            5
        12/31/2005     37.197     37.066           12
        12/31/2006     37.066     42.983           20
        12/31/2007     42.983     43.732           20
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     31.173           37
        12/31/2004     31.173     34.648          335
        12/31/2005     34.648     34.371          806
        12/31/2006     34.371     39.679         1133
        12/31/2007     39.679     40.188         1483
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     27.320            0
        12/31/2002     27.320     26.695          136
        12/31/2003     26.695     34.570          312
        12/31/2004     34.570     38.694          350
        12/31/2005     38.694     38.654          375
        12/31/2006     38.654     44.936          404
        12/31/2007     44.936     45.834          422
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     26.630            0
        12/31/2002     26.630     25.970           43
        12/31/2003     25.970     33.563           81
        12/31/2004     33.563     37.492           93
        12/31/2005     37.492     37.378           93
        12/31/2006     37.378     43.367          107
        12/31/2007     43.367     44.144          104
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     34.063            0
        12/31/2004     34.063     38.088            5
        12/31/2005     38.088     38.011            5
        12/31/2006     38.011     44.144            9
        12/31/2007     44.144     44.981           10
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.071            0
        12/31/2004     33.071     36.905            1
        12/31/2005     36.905     36.757            2
        12/31/2006     36.757     42.603            2
        12/31/2007     42.603     43.323            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     28.387            1
        12/31/2002     28.387     27.822           54
        12/31/2003     27.822     36.137           71
        12/31/2004     36.137     40.570           91
        12/31/2005     40.570     40.649           88
        12/31/2006     40.649     47.397           88
        12/31/2007     47.397     48.490           63
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     27.671            0
        12/31/2002     27.671     27.066            1
        12/31/2003     27.066     35.085            4
        12/31/2004     35.085     39.310            2
        12/31/2005     39.310     39.308            1
        12/31/2006     39.308     45.742            3
        12/31/2007     45.742     46.703            2
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     34.570            2
        12/31/2004     34.570     38.694           15
        12/31/2005     38.694     38.654           45
        12/31/2006     38.654     44.936           52
        12/31/2007     44.936     45.834           48
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     32.108            7
        12/31/2004     32.108     35.759          235
        12/31/2005     35.759     35.544          755
        12/31/2006     35.544     41.115         1228
        12/31/2007     41.115     41.726         1633
Franklin Large Cap Growth Securities Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.791            4
        12/31/2002     17.791     13.408          498
        12/31/2003     13.408     16.701         1074
        12/31/2004     16.701     17.686         1157
        12/31/2005     17.686     17.537         1130
        12/31/2006     17.537     19.083          990
        12/31/2007     19.083     19.889          824
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.830            7
        12/31/2004     16.830     17.840           18
        12/31/2005     17.840     17.708           24
        12/31/2006     17.708     19.288           26
        12/31/2007     19.288     20.122           28

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.637            7
        12/31/2004     16.637     17.609           19
        12/31/2005     17.609     17.453           29
        12/31/2006     17.453     18.982           32
        12/31/2007     18.982     19.773           28
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.072          180
        12/31/2004     16.072     16.935          720
        12/31/2005     16.935     16.709         1147
        12/31/2006     16.709     18.092         1230
        12/31/2007     18.092     18.761         1156
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.994            2
        12/31/2002     17.994     13.589          317
        12/31/2003     13.589     16.959          702
        12/31/2004     16.959     17.995          757
        12/31/2005     17.995     17.880          699
        12/31/2006     17.880     19.495          674
        12/31/2007     19.495     20.359          503
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.791            1
        12/31/2002     17.791     13.408           62
        12/31/2003     13.408     16.701          116
        12/31/2004     16.701     17.686          125
        12/31/2005     17.686     17.537          126
        12/31/2006     17.537     19.083          118
        12/31/2007     19.083     19.889           90
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.830            1
        12/31/2004     16.830     17.840            2
        12/31/2005     17.840     17.708            2
        12/31/2006     17.708     19.288            2
        12/31/2007     19.288     20.122            1
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.573            0
        12/31/2004     16.573     17.533            4
        12/31/2005     17.533     17.369            4
        12/31/2006     17.369     18.881            4
        12/31/2007     18.881     19.658            4


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     18.303            5
        12/31/2002     18.303     13.863           93
        12/31/2003     13.863     17.354          135
        12/31/2004     17.354     18.470          129
        12/31/2005     18.470     18.406          114
        12/31/2006     18.406     20.129           90
        12/31/2007     20.129     21.084           69
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     18.096            0
        12/31/2002     18.096     13.679            2
        12/31/2003     13.679     17.090            4
        12/31/2004     17.090     18.152            4
        12/31/2005     18.152     18.054            4
        12/31/2006     18.054     19.704            4
        12/31/2007     19.704     20.598            4
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.959           20
        12/31/2004     16.959     17.995           32
        12/31/2005     17.995     17.880           61
        12/31/2006     17.880     19.495           63
        12/31/2007     19.495     20.359           47
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.321          151
        12/31/2004     16.321     17.231          705
        12/31/2005     17.231     17.036         1150
        12/31/2006     17.036     18.482         1207
        12/31/2007     18.482     19.204         1121
Franklin Rising Dividends Securities Fund
ALE 1        1.90%
        12/31/2000        N/A     21.483            0
        12/31/2001     21.483     23.937           73
        12/31/2002     23.937     23.114         1006
        12/31/2003     23.114     28.255         1895
        12/31/2004     28.255     30.771         1981
        12/31/2005     30.771     31.228         1801
        12/31/2006     31.228     35.888         1557
        12/31/2007     35.888     34.263         1232
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.594           16
        12/31/2004     28.594     31.172           29
        12/31/2005     31.172     31.666           39
        12/31/2006     31.666     36.428           39
        12/31/2007     36.428     34.813           37
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.087            5
        12/31/2004     28.087     30.572           17
        12/31/2005     30.572     31.011           20
        12/31/2006     31.011     35.621           21
        12/31/2007     35.621     33.990           18
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     26.617          202
        12/31/2004     26.617     28.842          864
        12/31/2005     28.842     29.124         1263
        12/31/2006     29.124     33.304         1260
        12/31/2007     33.304     31.637         1122
ALO 1        1.70%
        12/31/2000        N/A     21.860            1
        12/31/2001     21.860     24.405           73
        12/31/2002     24.405     23.614          668
        12/31/2003     23.614     28.924         1135
        12/31/2004     28.924     31.562         1165
        12/31/2005     31.562     32.095         1037
        12/31/2006     32.095     36.958          872
        12/31/2007     36.958     35.356          689
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     23.937            1
        12/31/2002     23.937     23.114          140
        12/31/2003     23.114     28.255          218
        12/31/2004     28.255     30.771          226
        12/31/2005     30.771     31.228          190
        12/31/2006     31.228     35.888          164
        12/31/2007     35.888     34.263          129
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.594            0
        12/31/2004     28.594     31.172            3
        12/31/2005     31.172     31.666            4
        12/31/2006     31.666     36.428            4
        12/31/2007     36.428     34.813            4
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     27.919            0
        12/31/2004     27.919     30.375            7
        12/31/2005     30.375     30.795            7
        12/31/2006     30.795     35.356            8
        12/31/2007     35.356     33.720            8


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A     22.438            4
        12/31/2001     22.438     25.126           54
        12/31/2002     25.126     24.384          201
        12/31/2003     24.384     29.957          228
        12/31/2004     29.957     32.788          235
        12/31/2005     32.788     33.442          213
        12/31/2006     33.442     38.624          175
        12/31/2007     38.624     37.061          118
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     24.548            0
        12/31/2002     24.548     23.776            6
        12/31/2003     23.776     29.151            6
        12/31/2004     29.151     31.842            5
        12/31/2005     31.842     32.412            5
        12/31/2006     32.412     37.361            5
        12/31/2007     37.361     35.776            4
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.938           13
        12/31/2004     28.938     31.578           36
        12/31/2005     31.578     32.111           59
        12/31/2006     32.111     36.977           53
        12/31/2007     36.977     35.373           39
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     27.260          144
        12/31/2004     27.260     29.598          658
        12/31/2005     29.598     29.948         1081
        12/31/2006     29.948     34.315         1111
        12/31/2007     34.315     32.662          954
Franklin Small Cap Value Securities Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.479            0
        12/31/2002     10.479      9.330         1000
        12/31/2003      9.330     12.095         1813
        12/31/2004     12.095     14.684         1958
        12/31/2005     14.684     15.671         1827
        12/31/2006     15.671     17.989         1573
        12/31/2007     17.989     17.228         1187
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.163           25
        12/31/2004     12.163     14.782           43
        12/31/2005     14.782     15.792           36
        12/31/2006     15.792     18.145           33
        12/31/2007     18.145     17.396           30

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.060            3
        12/31/2004     12.060     14.635           18
        12/31/2005     14.635     15.611           22
        12/31/2006     15.611     17.911           19
        12/31/2007     17.911     17.145           16
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.756          170
        12/31/2004     11.756     14.202          887
        12/31/2005     14.202     15.082         1114
        12/31/2006     15.082     17.225          952
        12/31/2007     17.225     16.415          814
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.556            2
        12/31/2002     10.556      9.417          568
        12/31/2003      9.417     12.233         1048
        12/31/2004     12.233     14.881         1206
        12/31/2005     14.881     15.914         1076
        12/31/2006     15.914     18.303          970
        12/31/2007     18.303     17.565          659
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.479            1
        12/31/2002     10.479      9.330          104
        12/31/2003      9.330     12.095          160
        12/31/2004     12.095     14.684          179
        12/31/2005     14.684     15.671          169
        12/31/2006     15.671     17.989          122
        12/31/2007     17.989     17.228          108
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.163            1
        12/31/2004     12.163     14.782            2
        12/31/2005     14.782     15.792            2
        12/31/2006     15.792     18.145            1
        12/31/2007     18.145     17.396            1
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.026            0
        12/31/2004     12.026     14.586            0
        12/31/2005     14.586     15.552            0
        12/31/2006     15.552     17.833            0
        12/31/2007     17.833     17.062            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.673            1
        12/31/2002     10.673      9.550          129
        12/31/2003      9.550     12.442          104
        12/31/2004     12.442     15.182          115
        12/31/2005     15.182     16.284          102
        12/31/2006     16.284     18.785           82
        12/31/2007     18.785     18.082           55
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.595            0
        12/31/2002     10.595      9.461            3
        12/31/2003      9.461     12.302            5
        12/31/2004     12.302     14.981            5
        12/31/2005     14.981     16.036            5
        12/31/2006     16.036     18.463            5
        12/31/2007     18.463     17.736            5
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.233            4
        12/31/2004     12.233     14.881           16
        12/31/2005     14.881     15.914           35
        12/31/2006     15.914     18.303           31
        12/31/2007     18.303     17.565           24
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.891          108
        12/31/2004     11.891     14.393          627
        12/31/2005     14.393     15.315          834
        12/31/2006     15.315     17.527          776
        12/31/2007     17.527     16.735          664
Franklin Small-Mid Cap Growth Securities Fund
ALE 1        1.90%
        12/31/2000        N/A     23.236           13
        12/31/2001     23.236     19.321           81
        12/31/2002     19.321     13.520         1073
        12/31/2003     13.520     18.205         1696
        12/31/2004     18.205     19.911         1634
        12/31/2005     19.911     20.473         1448
        12/31/2006     20.473     21.835         1234
        12/31/2007     21.835     23.830          906
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.355            5
        12/31/2004     18.355     20.095           18
        12/31/2005     20.095     20.682           18
        12/31/2006     20.682     22.080           20
        12/31/2007     22.080     24.122           20
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.131            1
        12/31/2004     18.131     19.820            6
        12/31/2005     19.820     20.369            6
        12/31/2006     20.369     21.713            7
        12/31/2007     21.713     23.685            5
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.476          159
        12/31/2004     17.476     19.019          549
        12/31/2005     19.019     19.457          680
        12/31/2006     19.457     20.649          654
        12/31/2007     20.649     22.422          629
ALO 1        1.70%
        12/31/2000        N/A     23.470           20
        12/31/2001     23.470     19.554           94
        12/31/2002     19.554     13.710          517
        12/31/2003     13.710     18.499          847
        12/31/2004     18.499     20.274          822
        12/31/2005     20.274     20.887          757
        12/31/2006     20.887     22.321          650
        12/31/2007     22.321     24.409          493
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     19.321            0
        12/31/2002     19.321     13.520           98
        12/31/2003     13.520     18.205          143
        12/31/2004     18.205     19.911          141
        12/31/2005     19.911     20.473          128
        12/31/2006     20.473     21.835          100
        12/31/2007     21.835     23.830           77
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.355            3
        12/31/2004     18.355     20.095            6
        12/31/2005     20.095     20.682            6
        12/31/2006     20.682     22.080            7
        12/31/2007     22.080     24.122            5
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.057            0
        12/31/2004     18.057     19.730            1
        12/31/2005     19.730     20.266            1
        12/31/2006     20.266     21.592            1
        12/31/2007     21.592     23.541            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A     23.825           30
        12/31/2001     23.825     19.910           86
        12/31/2002     19.910     14.002          171
        12/31/2003     14.002     18.949          207
        12/31/2004     18.949     20.829          176
        12/31/2005     20.829     21.524          158
        12/31/2006     21.524     23.070          109
        12/31/2007     23.070     25.305           80
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     19.613            0
        12/31/2002     19.613     13.765            3
        12/31/2003     13.765     18.592            7
        12/31/2004     18.592     20.396            5
        12/31/2005     20.396     21.033            5
        12/31/2006     21.033     22.500            5
        12/31/2007     22.500     24.630            5
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.506            5
        12/31/2004     18.506     20.280           13
        12/31/2005     20.280     20.894           19
        12/31/2006     20.894     22.328           17
        12/31/2007     22.328     24.417           13
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.765          118
        12/31/2004     17.765     19.371          442
        12/31/2005     19.371     19.857          614
        12/31/2006     19.857     21.115          612
        12/31/2007     21.115     22.975          570
Franklin Templeton VIP Founding Funds Allocation Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.223          107
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.228            4
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.221            0
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.200           17
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.232           44
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.223            0
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.228           11
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.219            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.246            0
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.237            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.232            0
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.210          101
Franklin U.S. Government Fund
ALE 1        1.90%
        12/31/2000        N/A     19.262            1
        12/31/2001     19.262     20.290           77
        12/31/2002     20.290     21.854         1523
        12/31/2003     21.854     21.917         2450
        12/31/2004     21.917     22.251         2174
        12/31/2005     22.251     22.358         1972
        12/31/2006     22.358     22.819         1736
        12/31/2007     22.819     23.866         1425
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     22.178            8
        12/31/2004     22.178     22.538           23
        12/31/2005     22.538     22.669           31
        12/31/2006     22.669     23.160           29
        12/31/2007     23.160     24.248           38
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     21.692            2
        12/31/2004     21.692     22.011           10
        12/31/2005     22.011     22.106           11
        12/31/2006     22.106     22.551           12
        12/31/2007     22.551     23.574           12
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     20.296          239
        12/31/2004     20.296     20.502          669
        12/31/2005     20.502     20.498         1012
        12/31/2006     20.498     20.817         1043
        12/31/2007     20.817     21.664         1063
ALO 1        1.70%
        12/31/2000        N/A     19.717           16
        12/31/2001     19.717     20.811           87
        12/31/2002     20.811     22.460          816
        12/31/2003     22.460     22.570         1127
        12/31/2004     22.570     22.960          997
        12/31/2005     22.960     23.117          968
        12/31/2006     23.117     23.641          861
        12/31/2007     23.641     24.776          646
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     20.290            2
        12/31/2002     20.290     21.854          134
        12/31/2003     21.854     21.917          230
        12/31/2004     21.917     22.251          190
        12/31/2005     22.251     22.358          189
        12/31/2006     22.358     22.819          162
        12/31/2007     22.819     23.866          145
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     22.178            0
        12/31/2004     22.178     22.538            2
        12/31/2005     22.538     22.669            2
        12/31/2006     22.669     23.160            3
        12/31/2007     23.160     24.248            3
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     21.532            0
        12/31/2004     21.532     21.838            1
        12/31/2005     21.838     21.921            2
        12/31/2006     21.921     22.351            1
        12/31/2007     22.351     23.354            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A     20.421            4
        12/31/2001     20.421     21.619           89
        12/31/2002     21.619     23.402          400
        12/31/2003     23.402     23.587          391
        12/31/2004     23.587     24.067          320
        12/31/2005     24.067     24.304          291
        12/31/2006     24.304     24.929          234
        12/31/2007     24.929     26.205          172
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     21.021            0
        12/31/2002     21.021     22.709           14
        12/31/2003     22.709     22.843           12
        12/31/2004     22.843     23.261            7
        12/31/2005     23.261     23.443            4
        12/31/2006     23.443     23.998            3
        12/31/2007     23.998     25.176            3
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     22.508           13
        12/31/2004     22.508     22.897           39
        12/31/2005     22.897     23.053           59
        12/31/2006     23.053     23.576           52
        12/31/2007     23.576     24.707           56
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     20.905          133
        12/31/2004     20.905     21.160          424
        12/31/2005     21.160     21.198          617
        12/31/2006     21.198     21.571          748
        12/31/2007     21.571     22.493          740
Franklin Zero Coupon Fund 2010
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     27.639            1
        12/31/2002     27.639     32.570          131
        12/31/2003     32.570     33.105          201
        12/31/2004     33.105     34.012          160
        12/31/2005     34.012     33.886          177
        12/31/2006     33.886     34.152          150
        12/31/2007     34.152     36.395          118
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.597            1
        12/31/2004     33.597     34.553            2
        12/31/2005     34.553     34.459            3
        12/31/2006     34.459     34.765            3
        12/31/2007     34.765     37.085            3
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     32.861            1
        12/31/2004     32.861     33.745            2
        12/31/2005     33.745     33.603            4
        12/31/2006     33.603     33.850            3
        12/31/2007     33.850     36.055            2
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     30.747           23
        12/31/2004     30.747     31.432           68
        12/31/2005     31.432     31.160          108
        12/31/2006     31.160     31.248          108
        12/31/2007     31.248     33.133          117
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     28.354            0
        12/31/2002     28.354     33.480           51
        12/31/2003     33.480     34.098           72
        12/31/2004     34.098     35.103           65
        12/31/2005     35.103     35.043           71
        12/31/2006     35.043     35.388           59
        12/31/2007     35.388     37.788           63
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     27.639            0
        12/31/2002     27.639     32.570           21
        12/31/2003     32.570     33.105           28
        12/31/2004     33.105     34.012           24
        12/31/2005     34.012     33.886           24
        12/31/2006     33.886     34.152           21
        12/31/2007     34.152     36.395           16
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.597            0
        12/31/2004     33.597     34.553            0
        12/31/2005     34.553     34.459            0
        12/31/2006     34.459     34.765            0
        12/31/2007     34.765     37.085            0
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     32.619            0
        12/31/2004     32.619     33.480            0
        12/31/2005     33.480     33.322            1
        12/31/2006     33.322     33.550            1
        12/31/2007     33.550     35.718            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     29.462           44
        12/31/2002     29.462     34.892           25
        12/31/2003     34.892     35.643           29
        12/31/2004     35.643     36.804           22
        12/31/2005     36.804     36.851           23
        12/31/2006     36.851     37.326           20
        12/31/2007     37.326     39.978           16
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     28.719            0
        12/31/2002     28.719     33.944            0
        12/31/2003     33.944     34.605            0
        12/31/2004     34.605     35.661            0
        12/31/2005     35.661     35.635            0
        12/31/2006     35.635     36.023            0
        12/31/2007     36.023     38.504            1
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     34.098            1
        12/31/2004     34.098     35.103            5
        12/31/2005     35.103     35.043            7
        12/31/2006     35.043     35.388            9
        12/31/2007     35.388     37.788            7
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     31.669           15
        12/31/2004     31.669     32.439           60
        12/31/2005     32.439     32.223           96
        12/31/2006     32.223     32.379          105
        12/31/2007     32.379     34.401          114
Jennison 20/20 Focus Portfolio
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.167          236
        12/31/2003      8.167     10.320          640
        12/31/2004     10.320     11.683          748
        12/31/2005     11.683     13.900          878
        12/31/2006     13.900     15.496          827
        12/31/2007     15.496     16.741          614
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.338            7
        12/31/2004     10.338     11.714           13
        12/31/2005     11.714     13.951           19
        12/31/2006     13.951     15.568           17
        12/31/2007     15.568     16.836           16
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.312            0
        12/31/2004     10.312     11.667            7
        12/31/2005     11.667     13.875            9
        12/31/2006     13.875     15.459            9
        12/31/2007     15.459     16.693            7
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.234          170
        12/31/2004     10.234     11.527          554
        12/31/2005     11.527     13.647          826
        12/31/2006     13.647     15.138          765
        12/31/2007     15.138     16.272          745
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.178          200
        12/31/2003      8.178     10.355          344
        12/31/2004     10.355     11.745          383
        12/31/2005     11.745     14.003          424
        12/31/2006     14.003     15.641          409
        12/31/2007     15.641     16.932          333
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.167           42
        12/31/2003      8.167     10.320           68
        12/31/2004     10.320     11.683           90
        12/31/2005     11.683     13.900          101
        12/31/2006     13.900     15.496           71
        12/31/2007     15.496     16.741           65
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.338            0
        12/31/2004     10.338     11.714            1
        12/31/2005     11.714     13.951            1
        12/31/2006     13.951     15.568            1
        12/31/2007     15.568     16.836            1
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.303            0
        12/31/2004     10.303     11.651            3
        12/31/2005     11.651     13.849            4
        12/31/2006     13.849     15.423            4
        12/31/2007     15.423     16.646            3


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.194           18
        12/31/2003      8.194     10.407           40
        12/31/2004     10.407     11.840           37
        12/31/2005     11.840     14.158           37
        12/31/2006     14.158     15.862           34
        12/31/2007     15.862     17.222           23
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.183            0
        12/31/2003      8.183     10.372            2
        12/31/2004     10.372     11.777            0
        12/31/2005     11.777     14.054            1
        12/31/2006     14.054     15.714            1
        12/31/2007     15.714     17.028            1
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.355            1
        12/31/2004     10.355     11.745           22
        12/31/2005     11.745     14.003           31
        12/31/2006     14.003     15.641           18
        12/31/2007     15.641     16.932           21
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.269          106
        12/31/2004     10.269     11.589          455
        12/31/2005     11.589     13.748          639
        12/31/2006     13.748     15.280          604
        12/31/2007     15.280     16.458          570
Mutual Discovery Securities Fund
ALE 1        1.90%
        12/31/2000        N/A     14.598            5
        12/31/2001     14.598     14.355           36
        12/31/2002     14.355     12.761         1216
        12/31/2003     12.761     16.151         2530
        12/31/2004     16.151     18.729         2511
        12/31/2005     18.729     21.312         2722
        12/31/2006     21.312     25.733         2814
        12/31/2007     25.733     28.237         2431
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.267           20
        12/31/2004     16.267     18.882           32
        12/31/2005     18.882     21.508           47
        12/31/2006     21.508     25.995           64
        12/31/2007     25.995     28.554           78
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.093            5
        12/31/2004     16.093     18.653           18
        12/31/2005     18.653     21.214           26
        12/31/2006     21.214     25.602           37
        12/31/2007     25.602     28.080           34
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.584          273
        12/31/2004     15.584     17.981          905
        12/31/2005     17.981     20.358         1573
        12/31/2006     20.358     24.459         2173
        12/31/2007     24.459     26.705         2313
ALO 1        1.70%
        12/31/2000        N/A     14.714            5
        12/31/2001     14.714     14.499           94
        12/31/2002     14.499     12.915          658
        12/31/2003     12.915     16.378         1227
        12/31/2004     16.378     19.030         1283
        12/31/2005     19.030     21.698         1511
        12/31/2006     21.698     26.251         1548
        12/31/2007     26.251     28.864         1306
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     14.355            3
        12/31/2002     14.355     12.761          191
        12/31/2003     12.761     16.151          285
        12/31/2004     16.151     18.729          286
        12/31/2005     18.729     21.312          286
        12/31/2006     21.312     25.733          269
        12/31/2007     25.733     28.237          242
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.267            0
        12/31/2004     16.267     18.882            3
        12/31/2005     18.882     21.508            5
        12/31/2006     21.508     25.995            9
        12/31/2007     25.995     28.554           10
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.036            0
        12/31/2004     16.036     18.577            1
        12/31/2005     18.577     21.117            2
        12/31/2006     21.117     25.473            3
        12/31/2007     25.473     27.924            3


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A     14.890           14
        12/31/2001     14.890     14.717           54
        12/31/2002     14.717     13.148          170
        12/31/2003     13.148     16.724          211
        12/31/2004     16.724     19.491          227
        12/31/2005     19.491     22.290          254
        12/31/2006     22.290     27.048          251
        12/31/2007     27.048     29.830          179
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     14.535            5
        12/31/2002     14.535     12.959            5
        12/31/2003     12.959     16.451            9
        12/31/2004     16.451     19.134            9
        12/31/2005     19.134     21.838           10
        12/31/2006     21.838     26.448           12
        12/31/2007     26.448     29.109           12
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.384           18
        12/31/2004     16.384     19.037           30
        12/31/2005     19.037     21.705           54
        12/31/2006     21.705     26.260           66
        12/31/2007     26.260     28.874           70
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.808          153
        12/31/2004     15.808     18.276          741
        12/31/2005     18.276     20.734         1595
        12/31/2006     20.734     24.961         2179
        12/31/2007     24.961     27.308         2516
Mutual Shares Securities Fund
ALE 1        1.90%
        12/31/2000        N/A     14.491            9
        12/31/2001     14.491     15.219          149
        12/31/2002     15.219     13.168         1514
        12/31/2003     13.168     16.170         2813
        12/31/2004     16.170     17.869         2839
        12/31/2005     17.869     19.384         3037
        12/31/2006     19.384     22.516         3206
        12/31/2007     22.516     22.858         2643
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.286           26
        12/31/2004     16.286     18.015           38
        12/31/2005     18.015     19.562           67
        12/31/2006     19.562     22.745          100
        12/31/2007     22.745     23.115          148

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.112            3
        12/31/2004     16.112     17.796            9
        12/31/2005     17.796     19.295           21
        12/31/2006     19.295     22.402           41
        12/31/2007     22.402     22.731           41
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.602          311
        12/31/2004     15.602     17.155         1112
        12/31/2005     17.155     18.517         2019
        12/31/2006     18.517     21.402         3068
        12/31/2007     21.402     21.618         3202
ALO 1        1.70%
        12/31/2000        N/A     14.607            9
        12/31/2001     14.607     15.371          214
        12/31/2002     15.371     13.327         1013
        12/31/2003     13.327     16.397         1699
        12/31/2004     16.397     18.156         1713
        12/31/2005     18.156     19.735         1804
        12/31/2006     19.735     22.969         1837
        12/31/2007     22.969     23.365         1611
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     15.219            3
        12/31/2002     15.219     13.168          197
        12/31/2003     13.168     16.170          311
        12/31/2004     16.170     17.869          291
        12/31/2005     17.869     19.384          308
        12/31/2006     19.384     22.516          343
        12/31/2007     22.516     22.858          277
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.286            7
        12/31/2004     16.286     18.015            8
        12/31/2005     18.015     19.562            4
        12/31/2006     19.562     22.745           12
        12/31/2007     22.745     23.115           17
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.055            0
        12/31/2004     16.055     17.723            3
        12/31/2005     17.723     19.207            5
        12/31/2006     19.207     22.288            6
        12/31/2007     22.288     22.605            6


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A     14.782           28
        12/31/2001     14.782     15.602          133
        12/31/2002     15.602     13.568          326
        12/31/2003     13.568     16.744          350
        12/31/2004     16.744     18.596          331
        12/31/2005     18.596     20.273          296
        12/31/2006     20.273     23.667          260
        12/31/2007     23.667     24.148          207
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     15.467            0
        12/31/2002     15.467     13.424           11
        12/31/2003     13.424     16.533           18
        12/31/2004     16.533     18.325           14
        12/31/2005     18.325     19.938           13
        12/31/2006     19.938     23.229           11
        12/31/2007     23.229     23.654            5
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.403           17
        12/31/2004     16.403     18.162           42
        12/31/2005     18.162     19.742           93
        12/31/2006     19.742     22.977          113
        12/31/2007     22.977     23.374          111
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.827          185
        12/31/2004     15.827     17.437          782
        12/31/2005     17.437     18.859         1855
        12/31/2006     18.859     21.840         2863
        12/31/2007     21.840     22.106         3530
OpCap Mid Cap Portfolio
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.976           39
        12/31/2007      9.976     10.495           84
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.982            4
        12/31/2007      9.982     10.512           12

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.972            0
        12/31/2007      9.972     10.486            1
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.942          148
        12/31/2007      9.942     10.407          304
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.989           39
        12/31/2007      9.989     10.530          104
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.976            0
        12/31/2007      9.976     10.495            6
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.982            0
        12/31/2007      9.982     10.512            2
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.969            0
        12/31/2007      9.969     10.477            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.009           21
        12/31/2007     10.009     10.583           21
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.996            0
        12/31/2007      9.996     10.548            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.989            6
        12/31/2007      9.989     10.530            7
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.956          191
        12/31/2007      9.956     10.442          367
Oppenheimer Global Securities Fund/VA
ALE 1        1.90%
        12/31/2000        N/A     10.331           33
        12/31/2001     10.331      8.916          238
        12/31/2002      8.916      6.812         3056
        12/31/2003      6.812      9.559         5544
        12/31/2004      9.559     11.175         5554
        12/31/2005     11.175     12.535         5152
        12/31/2006     12.535     14.475         4627
        12/31/2007     14.475     15.099         3621
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.596           27
        12/31/2004      9.596     11.231           35
        12/31/2005     11.231     12.609           34
        12/31/2006     12.609     14.576           34
        12/31/2007     14.576     15.219           34
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.540           22
        12/31/2004      9.540     11.148           30
        12/31/2005     11.148     12.498           29
        12/31/2006     12.498     14.425           28
        12/31/2007     14.425     15.039           20
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.373          627
        12/31/2004      9.373     10.904         1374
        12/31/2005     10.904     12.169         1226
        12/31/2006     12.169     13.983         1117
        12/31/2007     13.983     14.512          961
ALO 1        1.70%
        12/31/2000        N/A     10.350           65
        12/31/2001     10.350      8.950          460
        12/31/2002      8.950      6.852         1839
        12/31/2003      6.852      9.634         3121
        12/31/2004      9.634     11.286         3057
        12/31/2005     11.286     12.684         2605
        12/31/2006     12.684     14.677         2282
        12/31/2007     14.677     15.340         1771
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      8.916            1
        12/31/2002      8.916      6.812          256
        12/31/2003      6.812      9.559          380
        12/31/2004      9.559     11.175          366
        12/31/2005     11.175     12.535          331
        12/31/2006     12.535     14.475          293
        12/31/2007     14.475     15.099          216
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.596            0
        12/31/2004      9.596     11.231            4
        12/31/2005     11.231     12.609            4
        12/31/2006     12.609     14.576            4
        12/31/2007     14.576     15.219            4
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.521            0
        12/31/2004      9.521     11.121            1
        12/31/2005     11.121     12.461            1
        12/31/2006     12.461     14.375            1
        12/31/2007     14.375     14.980            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A     10.379           44
        12/31/2001     10.379      9.002          168
        12/31/2002      9.002      6.912          361
        12/31/2003      6.912      9.748          452
        12/31/2004      9.748     11.454          406
        12/31/2005     11.454     12.911          356
        12/31/2006     12.911     14.985          302
        12/31/2007     14.985     15.709          205
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      8.967            0
        12/31/2002      8.967      6.872            6
        12/31/2003      6.872      9.672           10
        12/31/2004      9.672     11.342            5
        12/31/2005     11.342     12.759            3
        12/31/2006     12.759     14.779            2
        12/31/2007     14.779     15.462            2
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.634           21
        12/31/2004      9.634     11.286           43
        12/31/2005     11.286     12.684           40
        12/31/2006     12.684     14.677           35
        12/31/2007     14.677     15.340           27
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.447          358
        12/31/2004      9.447     11.012          830
        12/31/2005     11.012     12.314          725
        12/31/2006     12.314     14.178          615
        12/31/2007     14.178     14.744          539
Oppenheimer High Income Fund/VA
ALE 1        1.90%
        12/31/2000        N/A      9.487            1
        12/31/2001      9.487      9.491           56
        12/31/2002      9.491      9.089          382
        12/31/2003      9.089     11.055          706
        12/31/2004     11.055     11.819          668
        12/31/2005     11.819     11.865          603
        12/31/2006     11.865     12.739          458
        12/31/2007     12.739     12.486          360
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.098            1
        12/31/2004     11.098     11.877            3
        12/31/2005     11.877     11.935            4
        12/31/2006     11.935     12.828            4
        12/31/2007     12.828     12.585            4

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.033            3
        12/31/2004     11.033     11.790            5
        12/31/2005     11.790     11.830            4
        12/31/2006     11.830     12.695            4
        12/31/2007     12.695     12.436            4
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.840           98
        12/31/2004     10.840     11.531          209
        12/31/2005     11.531     11.519          215
        12/31/2006     11.519     12.306          187
        12/31/2007     12.306     12.001          151
ALO 1        1.70%
        12/31/2000        N/A      9.504            0
        12/31/2001      9.504      9.527           75
        12/31/2002      9.527      9.142          264
        12/31/2003      9.142     11.142          513
        12/31/2004     11.142     11.935          426
        12/31/2005     11.935     12.006          361
        12/31/2006     12.006     12.917          298
        12/31/2007     12.917     12.685          234
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.491            1
        12/31/2002      9.491      9.089           31
        12/31/2003      9.089     11.055           62
        12/31/2004     11.055     11.819           58
        12/31/2005     11.819     11.865           49
        12/31/2006     11.865     12.739           40
        12/31/2007     12.739     12.486           33
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.098            0
        12/31/2004     11.098     11.877            2
        12/31/2005     11.877     11.935            2
        12/31/2006     11.935     12.828            2
        12/31/2007     12.828     12.585            1
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.011            0
        12/31/2004     11.011     11.761            0
        12/31/2005     11.761     11.795            0
        12/31/2006     11.795     12.652            1
        12/31/2007     12.652     12.387            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A      9.530           32
        12/31/2001      9.530      9.582           92
        12/31/2002      9.582      9.223          159
        12/31/2003      9.223     11.273          174
        12/31/2004     11.273     12.113          148
        12/31/2005     12.113     12.221          118
        12/31/2006     12.221     13.188           93
        12/31/2007     13.188     12.990           68
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.546            0
        12/31/2002      9.546      9.169            3
        12/31/2003      9.169     11.185            4
        12/31/2004     11.185     11.994            4
        12/31/2005     11.994     12.078            4
        12/31/2006     12.078     13.006            3
        12/31/2007     13.006     12.786            3
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.142           24
        12/31/2004     11.142     11.935           35
        12/31/2005     11.935     12.006           33
        12/31/2006     12.006     12.917           11
        12/31/2007     12.917     12.685            8
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.926           43
        12/31/2004     10.926     11.645          117
        12/31/2005     11.645     11.656          102
        12/31/2006     11.656     12.478           92
        12/31/2007     12.478     12.192          117
Oppenheimer Main Street Fund/VA
ALE 1        1.90%
        12/31/2000        N/A      9.377           20
        12/31/2001      9.377      8.265          360
        12/31/2002      8.265      6.585         2894
        12/31/2003      6.585      8.187         5441
        12/31/2004      8.187      8.793         5415
        12/31/2005      8.793      9.143         4705
        12/31/2006      9.143     10.319         4078
        12/31/2007     10.319     10.572         3330
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.219           43
        12/31/2004      8.219      8.836           44
        12/31/2005      8.836      9.197           46
        12/31/2006      9.197     10.391           44
        12/31/2007     10.391     10.656           43
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.171           19
        12/31/2004      8.171      8.771           27
        12/31/2005      8.771      9.116           28
        12/31/2006      9.116     10.284           28
        12/31/2007     10.284     10.530           28
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.028          700
        12/31/2004      8.028      8.579         1268
        12/31/2005      8.579      8.877         1081
        12/31/2006      8.877      9.969         1001
        12/31/2007      9.969     10.161          884
ALO 1        1.70%
        12/31/2000        N/A      9.394           38
        12/31/2001      9.394      8.297          364
        12/31/2002      8.297      6.624         1709
        12/31/2003      6.624      8.252         2771
        12/31/2004      8.252      8.880         2713
        12/31/2005      8.880      9.252         2384
        12/31/2006      9.252     10.463         2078
        12/31/2007     10.463     10.741         1607
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      8.265            4
        12/31/2002      8.265      6.585          281
        12/31/2003      6.585      8.187          500
        12/31/2004      8.187      8.793          481
        12/31/2005      8.793      9.143          437
        12/31/2006      9.143     10.319          346
        12/31/2007     10.319     10.572          298
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.219            2
        12/31/2004      8.219      8.836            6
        12/31/2005      8.836      9.197            6
        12/31/2006      9.197     10.391            5
        12/31/2007     10.391     10.656            5
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.155            0
        12/31/2004      8.155      8.749            1
        12/31/2005      8.749      9.089            1
        12/31/2006      9.089     10.248            2
        12/31/2007     10.248     10.489            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A      9.420          124
        12/31/2001      9.420      8.344          338
        12/31/2002      8.344      6.682          667
        12/31/2003      6.682      8.349          766
        12/31/2004      8.349      9.012          663
        12/31/2005      9.012      9.418          547
        12/31/2006      9.418     10.682          381
        12/31/2007     10.682     10.999          282
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      8.312            0
        12/31/2002      8.312      6.643           25
        12/31/2003      6.643      8.284           27
        12/31/2004      8.284      8.923           22
        12/31/2005      8.923      9.307           21
        12/31/2006      9.307     10.536           20
        12/31/2007     10.536     10.826           20
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.252           36
        12/31/2004      8.252      8.880           56
        12/31/2005      8.880      9.252           47
        12/31/2006      9.252     10.463           40
        12/31/2007     10.463     10.741           29
             ALT 5      2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.092          267
        12/31/2004      8.092      8.664          686
        12/31/2005      8.664      8.982          603
        12/31/2006      8.982     10.108          523
        12/31/2007     10.108     10.324          447
PIMCO VIT All Asset Portfolio
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.838          388
        12/31/2005     11.838     12.339          740
        12/31/2006     12.339     12.672          607
        12/31/2007     12.672     13.467          530
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.846            7
        12/31/2005     11.846     12.360           20
        12/31/2006     12.360     12.706           23
        12/31/2007     12.706     13.517           19

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.834            7
        12/31/2005     11.834     12.329           19
        12/31/2006     12.329     12.655           15
        12/31/2007     12.655     13.443           11
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.798          548
        12/31/2005     11.798     12.237         1037
        12/31/2006     12.237     12.504          960
        12/31/2007     12.504     13.222          889
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.854          177
        12/31/2005     11.854     12.381          437
        12/31/2006     12.381     12.740          305
        12/31/2007     12.740     13.567          250
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.838           31
        12/31/2005     11.838     12.339           30
        12/31/2006     12.339     12.672           32
        12/31/2007     12.672     13.467           22
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.846            1
        12/31/2005     11.846     12.360            2
        12/31/2006     12.360     12.706            1
        12/31/2007     12.706     13.517            1
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.830            0
        12/31/2005     11.830     12.319            0
        12/31/2006     12.319     12.638            0
        12/31/2007     12.638     13.418            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.878           18
        12/31/2005     11.878     12.443           59
        12/31/2006     12.443     12.842           62
        12/31/2007     12.842     13.717           29
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.862            0
        12/31/2005     11.862     12.401            5
        12/31/2006     12.401     12.774            4
        12/31/2007     12.774     13.617            3
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.854           27
        12/31/2005     11.854     12.381           53
        12/31/2006     12.381     12.740           37
        12/31/2007     12.740     13.567           32
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.814          358
        12/31/2005     11.814     12.278         1099
        12/31/2006     12.278     12.571         1025
        12/31/2007     12.571     13.320          926
PIMCO VIT CommodityRealReturn Strategy Portfolio
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.000          323
        12/31/2006     11.000     10.459          622
        12/31/2007     10.459     12.645          545
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.007            8
        12/31/2006     11.007     10.476           13
        12/31/2007     10.476     12.679            9
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.996            2
        12/31/2006     10.996     10.450            1
        12/31/2007     10.450     12.629            1
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.963          372
        12/31/2006     10.963     10.372          682
        12/31/2007     10.372     12.478          789
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.014          125
        12/31/2006     11.014     10.494          231
        12/31/2007     10.494     12.713          184
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.000           16
        12/31/2006     11.000     10.459           19
        12/31/2007     10.459     12.645           13
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.007            1
        12/31/2006     11.007     10.476            1
        12/31/2007     10.476     12.679            1
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.992            0
        12/31/2006     10.992     10.441            1
        12/31/2007     10.441     12.612            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.037           22
        12/31/2006     11.037     10.546           14
        12/31/2007     10.546     12.816           11
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.022            1
        12/31/2006     11.022     10.511            1
        12/31/2007     10.511     12.747            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.014           11
        12/31/2006     11.014     10.494           21
        12/31/2007     10.494     12.713           14
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.977          434
        12/31/2006     10.977     10.406          742
        12/31/2007     10.406     12.544          912
PIMCO VIT Emerging Markets Bond Portfolio
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.891           88
        12/31/2006     10.891     11.678          178
        12/31/2007     11.678     12.124          124
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.898            6
        12/31/2006     10.898     11.697           12
        12/31/2007     11.697     12.156           10
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.887            4
        12/31/2006     10.887     11.668            3
        12/31/2007     11.668     12.108            2
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.854          142
        12/31/2006     10.854     11.581          227
        12/31/2007     11.581     11.963          247
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.905           42
        12/31/2006     10.905     11.717           84
        12/31/2007     11.717     12.189           86
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.891            9
        12/31/2006     10.891     11.678           13
        12/31/2007     11.678     12.124            8
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.898            1
        12/31/2006     10.898     11.697            0
        12/31/2007     11.697     12.156            0
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.884            0
        12/31/2006     10.884     11.658            0
        12/31/2007     11.658     12.091            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.927            1
        12/31/2006     10.927     11.776            7
        12/31/2007     11.776     12.287            3
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.913            0
        12/31/2006     10.913     11.736            0
        12/31/2007     11.736     12.221            2
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.905            2
        12/31/2006     10.905     11.717            8
        12/31/2007     11.717     12.189            3
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.869          203
        12/31/2006     10.869     11.619          351
        12/31/2007     11.619     12.027          412
PIMCO VIT Global Bond Portfolio (Unhedged)
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.318           59
        12/31/2006      9.318      9.568          109
        12/31/2007      9.568     10.302          152
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.324            2
        12/31/2006      9.324      9.584           12
        12/31/2007      9.584     10.329            8
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.314            1
        12/31/2006      9.314      9.560            1
        12/31/2007      9.560     10.288            3
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.286           64
        12/31/2006      9.286      9.488          167
        12/31/2007      9.488     10.165          280
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.330           23
        12/31/2006      9.330      9.600           71
        12/31/2007      9.600     10.357          114
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.318            4
        12/31/2006      9.318      9.568            2
        12/31/2007      9.568     10.302           11
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.324            0
        12/31/2006      9.324      9.584            1
        12/31/2007      9.584     10.329            6
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.311            0
        12/31/2006      9.311      9.552            0
        12/31/2007      9.552     10.274            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                            ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.349            4
        12/31/2006      9.349      9.648            9
        12/31/2007      9.648     10.440           15
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.336            0
        12/31/2006      9.336      9.616            0
        12/31/2007      9.616     10.385            1
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.330            2
        12/31/2006      9.330      9.600            8
        12/31/2007      9.600     10.357           12
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.299          127
        12/31/2006      9.299      9.520          298
        12/31/2007      9.520     10.219          471
PIMCO VIT High Yield Portfolio
ALE 1        1.90%
        12/31/2000        N/A      9.449            4
        12/31/2001      9.449      9.489          209
        12/31/2002      9.489      9.197          917
        12/31/2003      9.197     11.092         2061
        12/31/2004     11.092     11.923         1881
        12/31/2005     11.923     12.182         1769
        12/31/2006     12.182     13.042         1483
        12/31/2007     13.042     13.244         1250
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.135           12
        12/31/2004     11.135     11.982           32
        12/31/2005     11.982     12.254           36
        12/31/2006     12.254     13.132           42
        12/31/2007     13.132     13.349           33
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.070            3
        12/31/2004     11.070     11.894            9
        12/31/2005     11.894     12.146           14
        12/31/2006     12.146     12.997           15
        12/31/2007     12.997     13.192            9
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.876          276
        12/31/2004     10.876     11.633          708
        12/31/2005     11.633     11.827          972
        12/31/2006     11.827     12.598          987
        12/31/2007     12.598     12.730          911
ALO 1        1.70%
        12/31/2000        N/A      9.466           30
        12/31/2001      9.466      9.525           84
        12/31/2002      9.525      9.251          608
        12/31/2003      9.251     11.179         1309
        12/31/2004     11.179     12.041         1151
        12/31/2005     12.041     12.327         1017
        12/31/2006     12.327     13.223          895
        12/31/2007     13.223     13.456          734
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.489            2
        12/31/2002      9.489      9.197          131
        12/31/2003      9.197     11.092          260
        12/31/2004     11.092     11.923          204
        12/31/2005     11.923     12.182          176
        12/31/2006     12.182     13.042          167
        12/31/2007     13.042     13.244          127
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.135            1
        12/31/2004     11.135     11.982            5
        12/31/2005     11.982     12.254            7
        12/31/2006     12.254     13.132            7
        12/31/2007     13.132     13.349            6
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.048            0
        12/31/2004     11.048     11.865            3
        12/31/2005     11.865     12.110            3
        12/31/2006     12.110     12.952            2
        12/31/2007     12.952     13.140            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A      9.492           14
        12/31/2001      9.492      9.580           55
        12/31/2002      9.580      9.333          229
        12/31/2003      9.333     11.311          341
        12/31/2004     11.311     12.220          330
        12/31/2005     12.220     12.548          328
        12/31/2006     12.548     13.500          254
        12/31/2007     13.500     13.779          182
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.903            0
        12/31/2002      9.903      9.627           11
        12/31/2003      9.627     11.645           19
        12/31/2004     11.645     12.555           19
        12/31/2005     12.555     12.866           13
        12/31/2006     12.866     13.816            9
        12/31/2007     13.816     14.073            4
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.179           28
        12/31/2004     11.179     12.041           59
        12/31/2005     12.041     12.327           68
        12/31/2006     12.327     13.223           74
        12/31/2007     13.223     13.456           61
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.962          171
        12/31/2004     10.962     11.748          589
        12/31/2005     11.748     11.968          871
        12/31/2006     11.968     12.774         1024
        12/31/2007     12.774     12.933         1003
PIMCO VIT Real Return Portfolio
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.481          427
        12/31/2004     10.481     11.200         1025
        12/31/2005     11.200     11.221         1020
        12/31/2006     11.221     11.089          778
        12/31/2007     11.089     12.039          620
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.488           16
        12/31/2004     10.488     11.219           20
        12/31/2005     11.219     11.251           42
        12/31/2006     11.251     11.129           46
        12/31/2007     11.129     12.096           48
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.477            7
        12/31/2004     10.477     11.191           15
        12/31/2005     11.191     11.206           32
        12/31/2006     11.206     11.068           23
        12/31/2007     11.068     12.011           19
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.446          374
        12/31/2004     10.446     11.107         1290
        12/31/2005     11.107     11.072         1925
        12/31/2006     11.072     10.887         1749
        12/31/2007     10.887     11.761         1631
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.495          214
        12/31/2004     10.495     11.238          509
        12/31/2005     11.238     11.281          529
        12/31/2006     11.281     11.170          369
        12/31/2007     11.170     12.153          332
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.481           29
        12/31/2004     10.481     11.200           48
        12/31/2005     11.200     11.221           52
        12/31/2006     11.221     11.089           46
        12/31/2007     11.089     12.039           50
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.488            1
        12/31/2004     10.488     11.219            3
        12/31/2005     11.219     11.251            5
        12/31/2006     11.251     11.129            4
        12/31/2007     11.129     12.096            6
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.474            0
        12/31/2004     10.474     11.182            0
        12/31/2005     11.182     11.191            5
        12/31/2006     11.191     11.048            6
        12/31/2007     11.048     11.983            5


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.516           43
        12/31/2004     10.516     11.294           54
        12/31/2005     11.294     11.371           61
        12/31/2006     11.371     11.294           53
        12/31/2007     11.294     12.324           61
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.502            0
        12/31/2004     10.502     11.257            1
        12/31/2005     11.257     11.311            1
        12/31/2006     11.311     11.211            1
        12/31/2007     11.211     12.209            2
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.495           16
        12/31/2004     10.495     11.238           59
        12/31/2005     11.238     11.281          113
        12/31/2006     11.281     11.170          105
        12/31/2007     11.170     12.153          108
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.460          196
        12/31/2004     10.460     11.144         1055
        12/31/2005     11.144     11.131         1768
        12/31/2006     11.131     10.967         1797
        12/31/2007     10.967     11.872         1758
PIMCO VIT StocksPLUS Growth and Income Portfolio
ALE 1        1.90%
        12/31/2000        N/A      9.423            1
        12/31/2001      9.423      8.188           73
        12/31/2002      8.188      6.409          961
        12/31/2003      6.409      8.199         1346
        12/31/2004      8.199      8.914         1202
        12/31/2005      8.914      9.052          973
        12/31/2006      9.052     10.205          824
        12/31/2007     10.205     10.698          652
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.231            2
        12/31/2004      8.231      8.958            2
        12/31/2005      8.958      9.105            2
        12/31/2006      9.105     10.276            2
        12/31/2007     10.276     10.783            2

--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.183            0
        12/31/2004      8.183      8.892            0
        12/31/2005      8.892      9.025            0
        12/31/2006      9.025     10.170            0
        12/31/2007     10.170     10.656            0
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.040            7
        12/31/2004      8.040      8.697           11
        12/31/2005      8.697      8.788           18
        12/31/2006      8.788      9.858           25
        12/31/2007      9.858     10.283           17
ALO 1        1.70%
        12/31/2000        N/A      9.440           10
        12/31/2001      9.440      8.219           97
        12/31/2002      8.219      6.447          518
        12/31/2003      6.447      8.263          743
        12/31/2004      8.263      9.002          725
        12/31/2005      9.002      9.159          588
        12/31/2006      9.159     10.347          515
        12/31/2007     10.347     10.869          436
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      8.188            0
        12/31/2002      8.188      6.409           96
        12/31/2003      6.409      8.199          143
        12/31/2004      8.199      8.914          131
        12/31/2005      8.914      9.052          113
        12/31/2006      9.052     10.205          108
        12/31/2007     10.205     10.698           82
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.231            0
        12/31/2004      8.231      8.958            0
        12/31/2005      8.958      9.105            0
        12/31/2006      9.105     10.276            0
        12/31/2007     10.276     10.783            0
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.167            0
        12/31/2004      8.167      8.870            1
        12/31/2005      8.870      8.998            3
        12/31/2006      8.998     10.135            3
        12/31/2007     10.135     10.614            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A      9.466            8
        12/31/2001      9.466      8.266           40
        12/31/2002      8.266      6.503          106
        12/31/2003      6.503      8.361          106
        12/31/2004      8.361      9.136           82
        12/31/2005      9.136      9.323           64
        12/31/2006      9.323     10.564           47
        12/31/2007     10.564     11.130           39
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      8.235            0
        12/31/2002      8.235      6.466            1
        12/31/2003      6.466      8.296            2
        12/31/2004      8.296      9.046            2
        12/31/2005      9.046      9.214            2
        12/31/2006      9.214     10.419            1
        12/31/2007     10.419     10.956            1
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.263            0
        12/31/2004      8.263      9.002            0
        12/31/2005      9.002      9.159            1
        12/31/2006      9.159     10.347            1
        12/31/2007     10.347     10.869            1
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.103            3
        12/31/2004      8.103      8.783            4
        12/31/2005      8.783      8.892            2
        12/31/2006      8.892      9.995            1
        12/31/2007      9.995     10.447            1
PIMCO VIT Total Return Portfolio
ALE 1        1.90%
        12/31/2000        N/A     10.629            2
        12/31/2001     10.629     11.303          239
        12/31/2002     11.303     12.097         5144
        12/31/2003     12.097     12.468         7057
        12/31/2004     12.468     12.831         6330
        12/31/2005     12.831     12.899         5858
        12/31/2006     12.899     13.145         5417
        12/31/2007     13.145     14.026         4618
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.517           26
        12/31/2004     12.517     12.895           71
        12/31/2005     12.895     12.976           81
        12/31/2006     12.976     13.236           90
        12/31/2007     13.236     14.137           91
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.444           14
        12/31/2004     12.444     12.800           28
        12/31/2005     12.800     12.861           42
        12/31/2006     12.861     13.099           52
        12/31/2007     13.099     13.970           53
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.226          634
        12/31/2004     12.226     12.519         1510
        12/31/2005     12.519     12.523         2043
        12/31/2006     12.523     12.698         2260
        12/31/2007     12.698     13.481         2364
ALO 1        1.70%
        12/31/2000        N/A     10.649           21
        12/31/2001     10.649     11.347          296
        12/31/2002     11.347     12.168         2801
        12/31/2003     12.168     12.566         3706
        12/31/2004     12.566     12.958         3315
        12/31/2005     12.958     13.053         3034
        12/31/2006     13.053     13.328         2673
        12/31/2007     13.328     14.250         2311
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     11.303            4
        12/31/2002     11.303     12.097          579
        12/31/2003     12.097     12.468          810
        12/31/2004     12.468     12.831          714
        12/31/2005     12.831     12.899          678
        12/31/2006     12.899     13.145          604
        12/31/2007     13.145     14.026          554
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.517            4
        12/31/2004     12.517     12.895            6
        12/31/2005     12.895     12.976           10
        12/31/2006     12.976     13.236           12
        12/31/2007     13.236     14.137           24
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.419            0
        12/31/2004     12.419     12.768            6
        12/31/2005     12.768     12.823            8
        12/31/2006     12.823     13.054           10
        12/31/2007     13.054     13.915            9


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A     10.678           24
        12/31/2001     10.678     11.412          241
        12/31/2002     11.412     12.275         1139
        12/31/2003     12.275     12.715         1211
        12/31/2004     12.715     13.151          932
        12/31/2005     13.151     13.287          855
        12/31/2006     13.287     13.607          717
        12/31/2007     13.607     14.592          539
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     11.675            0
        12/31/2002     11.675     12.532           32
        12/31/2003     12.532     12.956           33
        12/31/2004     12.956     13.373           30
        12/31/2005     13.373     13.484           22
        12/31/2006     13.484     13.782           19
        12/31/2007     13.782     14.750           16
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.566           53
        12/31/2004     12.566     12.958          104
        12/31/2005     12.958     13.053          171
        12/31/2006     13.053     13.328          168
        12/31/2007     13.328     14.250          155
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.322          288
        12/31/2004     12.322     12.643         1105
        12/31/2005     12.643     12.672         1779
        12/31/2006     12.672     12.875         2065
        12/31/2007     12.875     13.696         2177
Seligman Smaller-Cap Value Portfolio
ALE 1        1.90%
        12/31/2000        N/A     13.610            1
        12/31/2001     13.610     16.493          138
        12/31/2002     16.493     13.696         2008
        12/31/2003     13.696     20.149         2775
        12/31/2004     20.149     23.713         2645
        12/31/2005     23.713     22.342         2224
        12/31/2006     22.342     26.581         1788
        12/31/2007     26.581     27.158         1254
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     20.228           15
        12/31/2004     20.228     23.830           10
        12/31/2005     23.830     22.475            8
        12/31/2006     22.475     26.765            7
        12/31/2007     26.765     27.374            7
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     20.110            3
        12/31/2004     20.110     23.655            5
        12/31/2005     23.655     22.276            3
        12/31/2006     22.276     26.489            4
        12/31/2007     26.489     27.051            4
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.758          233
        12/31/2004     19.758     23.137          468
        12/31/2005     23.137     21.691          418
        12/31/2006     21.691     25.677          349
        12/31/2007     25.677     26.104          300
ALO 1        1.70%
        12/31/2000        N/A     13.635           13
        12/31/2001     13.635     16.557          108
        12/31/2002     16.557     13.776          872
        12/31/2003     13.776     20.308         1300
        12/31/2004     20.308     23.948         1243
        12/31/2005     23.948     22.608         1007
        12/31/2006     22.608     26.951          778
        12/31/2007     26.951     27.592          608
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     16.493            3
        12/31/2002     16.493     13.696          215
        12/31/2003     13.696     20.149          287
        12/31/2004     20.149     23.713          266
        12/31/2005     23.713     22.342          211
        12/31/2006     22.342     26.581          170
        12/31/2007     26.581     27.158          140
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     20.228            1
        12/31/2004     20.228     23.830            2
        12/31/2005     23.830     22.475            2
        12/31/2006     22.475     26.765            2
        12/31/2007     26.765     27.374            1
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     20.070            0
        12/31/2004     20.070     23.597            1
        12/31/2005     23.597     22.211            1
        12/31/2006     22.211     26.398            1
        12/31/2007     26.398     26.944            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A     13.672           15
        12/31/2001     13.672     16.652           78
        12/31/2002     16.652     13.897          199
        12/31/2003     13.897     20.548          223
        12/31/2004     20.548     24.304          200
        12/31/2005     24.304     23.013          147
        12/31/2006     23.013     27.516          109
        12/31/2007     27.516     28.256           68
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     16.588            2
        12/31/2002     16.588     13.816            5
        12/31/2003     13.816     20.387            6
        12/31/2004     20.387     24.066            6
        12/31/2005     24.066     22.743            6
        12/31/2006     22.743     27.138            5
        12/31/2007     27.138     27.812            5
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     20.308            5
        12/31/2004     20.308     23.948           14
        12/31/2005     23.948     22.608           14
        12/31/2006     22.608     26.951           13
        12/31/2007     26.951     27.592            8
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.914          155
        12/31/2004     19.914     23.366          311
        12/31/2005     23.366     21.949          225
        12/31/2006     21.949     26.035          196
        12/31/2007     26.035     26.521          164
SP International Growth Portfolio
ALE 1        1.90%
        12/31/2000        N/A      8.483            0
        12/31/2001      8.483      5.333           12
        12/31/2002      5.333      4.038          191
        12/31/2003      4.038      5.512          431
        12/31/2004      5.512      6.280          397
        12/31/2005      6.280      7.136          357
        12/31/2006      7.136      8.414          326
        12/31/2007      8.414      9.834          290
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.529            5
        12/31/2004      5.529      6.306            4
        12/31/2005      6.306      7.172            3
        12/31/2006      7.172      8.465            3
        12/31/2007      8.465      9.903            4
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.504            0
        12/31/2004      5.504      6.268            5
        12/31/2005      6.268      7.118            5
        12/31/2006      7.118      8.389            2
        12/31/2007      8.389      9.799            3
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.429          106
        12/31/2004      5.429      6.154          294
        12/31/2005      6.154      6.958          264
        12/31/2006      6.958      8.164          233
        12/31/2007      8.164      9.493          303
ALO 1        1.70%
        12/31/2000        N/A      8.484            0
        12/31/2001      8.484      5.344           16
        12/31/2002      5.344      4.054           89
        12/31/2003      4.054      5.546          432
        12/31/2004      5.546      6.331          283
        12/31/2005      6.331      7.208          168
        12/31/2006      7.208      8.516          149
        12/31/2007      8.516      9.973          135
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      5.333            3
        12/31/2002      5.333      4.038           71
        12/31/2003      4.038      5.512          113
        12/31/2004      5.512      6.280           81
        12/31/2005      6.280      7.136           79
        12/31/2006      7.136      8.414           45
        12/31/2007      8.414      9.834           35
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.529            1
        12/31/2004      5.529      6.306            0
        12/31/2005      6.306      7.172            0
        12/31/2006      7.172      8.465            0
        12/31/2007      8.465      9.903            1
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.496            0
        12/31/2004      5.496      6.255            0
        12/31/2005      6.255      7.100            0
        12/31/2006      7.100      8.363            0
        12/31/2007      8.363      9.765            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A      8.485            0
        12/31/2001      8.485      5.361            5
        12/31/2002      5.361      4.079           81
        12/31/2003      4.079      5.597           42
        12/31/2004      5.597      6.409           53
        12/31/2005      6.409      7.318           20
        12/31/2006      7.318      8.672           10
        12/31/2007      8.672     10.186            5
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      5.350            0
        12/31/2002      5.350      4.063            0
        12/31/2003      4.063      5.563            0
        12/31/2004      5.563      6.357            0
        12/31/2005      6.357      7.245            0
        12/31/2006      7.245      8.568            0
        12/31/2007      8.568     10.044            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.546            4
        12/31/2004      5.546      6.331            8
        12/31/2005      6.331      7.208            7
        12/31/2006      7.208      8.516            6
        12/31/2007      8.516      9.973            6
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.462           95
        12/31/2004      5.462      6.204          203
        12/31/2005      6.204      7.028          158
        12/31/2006      7.028      8.263          150
        12/31/2007      8.263      9.628          211
SP Strategic Partners Focused Growth Portfolio
ALE 1        1.90%
        12/31/2000        N/A      7.947            0
        12/31/2001      7.947      6.571           45
        12/31/2002      6.571      4.802          588
        12/31/2003      4.802      5.911          918
        12/31/2004      5.911      6.373          998
        12/31/2005      6.373      7.181          925
        12/31/2006      7.181      6.968          723
        12/31/2007      6.968      7.839          455
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.929            3
        12/31/2004      5.929      6.399           20
        12/31/2005      6.399      7.217           15
        12/31/2006      7.217      7.010           15
        12/31/2007      7.010      7.895           14
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.902            0
        12/31/2004      5.902      6.360            6
        12/31/2005      6.360      7.163            7
        12/31/2006      7.163      6.947            5
        12/31/2007      6.947      7.812            5
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.821           67
        12/31/2004      5.821      6.246          223
        12/31/2005      6.246      7.002          405
        12/31/2006      7.002      6.761          332
        12/31/2007      6.761      7.568          301
ALO 1        1.70%
        12/31/2000        N/A      7.948            0
        12/31/2001      7.948      6.585            7
        12/31/2002      6.585      4.821          208
        12/31/2003      4.821      5.947          403
        12/31/2004      5.947      6.425          524
        12/31/2005      6.425      7.254          552
        12/31/2006      7.254      7.053          431
        12/31/2007      7.053      7.951          254
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      6.571            0
        12/31/2002      6.571      4.802           30
        12/31/2003      4.802      5.911           54
        12/31/2004      5.911      6.373           63
        12/31/2005      6.373      7.181           60
        12/31/2006      7.181      6.968           46
        12/31/2007      6.968      7.839           37
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.929            0
        12/31/2004      5.929      6.399            1
        12/31/2005      6.399      7.217            2
        12/31/2006      7.217      7.010            1
        12/31/2007      7.010      7.895            1
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.893            0
        12/31/2004      5.893      6.348            8
        12/31/2005      6.348      7.145            8
        12/31/2006      7.145      6.926            8
        12/31/2007      6.926      7.784            8


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A      7.949            0
        12/31/2001      7.949      6.605           28
        12/31/2002      6.605      4.851          106
        12/31/2003      4.851      6.001           85
        12/31/2004      6.001      6.504           77
        12/31/2005      6.504      7.364           73
        12/31/2006      7.364      7.182           44
        12/31/2007      7.182      8.121           38
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      6.592            0
        12/31/2002      6.592      4.831            1
        12/31/2003      4.831      5.965            0
        12/31/2004      5.965      6.451            0
        12/31/2005      6.451      7.290            0
        12/31/2006      7.290      7.095            0
        12/31/2007      7.095      8.007            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.947            2
        12/31/2004      5.947      6.425           10
        12/31/2005      6.425      7.254            8
        12/31/2006      7.254      7.053            2
        12/31/2007      7.053      7.951            3
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.857           37
        12/31/2004      5.857      6.296          227
        12/31/2005      6.296      7.073          441
        12/31/2006      7.073      6.843          382
        12/31/2007      6.843      7.675          326
Templeton Developing Markets Securities Fund
ALE 1        1.90%
        12/31/2000        N/A      8.178            1
        12/31/2001      8.178      7.375            7
        12/31/2002      7.375      7.226          519
        12/31/2003      7.226     10.847          797
        12/31/2004     10.847     13.272         1193
        12/31/2005     13.272     16.594         1488
        12/31/2006     16.594     20.857         1294
        12/31/2007     20.857     26.352          847
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.954           22
        12/31/2004     10.954     13.416           11
        12/31/2005     13.416     16.792           25
        12/31/2006     16.792     21.125           27
        12/31/2007     21.125     26.718           23
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.794            2
        12/31/2004     10.794     13.200            8
        12/31/2005     13.200     16.497           17
        12/31/2006     16.497     20.724           15
        12/31/2007     20.724     26.171           13
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.328          147
        12/31/2004     10.328     12.574          615
        12/31/2005     12.574     15.643         1320
        12/31/2006     15.643     19.563         1281
        12/31/2007     19.563     24.594         1130
ALO 1        1.70%
        12/31/2000        N/A      8.288           13
        12/31/2001      8.288      7.489           28
        12/31/2002      7.489      7.352          562
        12/31/2003      7.352     11.058          914
        12/31/2004     11.058     13.557         1119
        12/31/2005     13.557     16.985         1280
        12/31/2006     16.985     21.390          914
        12/31/2007     21.390     27.081          683
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      7.375            0
        12/31/2002      7.375      7.226           73
        12/31/2003      7.226     10.847          106
        12/31/2004     10.847     13.272          126
        12/31/2005     13.272     16.594          125
        12/31/2006     16.594     20.857          122
        12/31/2007     20.857     26.352          106
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.954            0
        12/31/2004     10.954     13.416            2
        12/31/2005     13.416     16.792            4
        12/31/2006     16.792     21.125            4
        12/31/2007     21.125     26.718            4
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.741            0
        12/31/2004     10.741     13.129            0
        12/31/2005     13.129     16.400            0
        12/31/2006     16.400     20.591            1
        12/31/2007     20.591     25.991            1


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A      8.454            5
        12/31/2001      8.454      7.662           10
        12/31/2002      7.662      7.545          165
        12/31/2003      7.545     11.382          168
        12/31/2004     11.382     13.997          113
        12/31/2005     13.997     17.589          109
        12/31/2006     17.589     22.217           58
        12/31/2007     22.217     28.212           38
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      7.521            0
        12/31/2002      7.521      7.391            1
        12/31/2003      7.391     11.128            1
        12/31/2004     11.128     13.657            1
        12/31/2005     13.657     17.127            1
        12/31/2006     17.127     21.591            1
        12/31/2007     21.591     27.362            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.062            4
        12/31/2004     11.062     13.562           16
        12/31/2005     13.562     16.991           66
        12/31/2006     16.991     21.398           47
        12/31/2007     21.398     27.090           48
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.532           77
        12/31/2004     10.532     12.848          486
        12/31/2005     12.848     16.017         1015
        12/31/2006     16.017     20.071         1115
        12/31/2007     20.071     25.283          981
Templeton Foreign Securities Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     16.906            1
        12/31/2002     16.906     13.509          528
        12/31/2003     13.509     17.525         1009
        12/31/2004     17.525     20.379         1053
        12/31/2005     20.379     22.030         1046
        12/31/2006     22.030     26.253          948
        12/31/2007     26.253     29.737          710
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.734            2
        12/31/2004     17.734     20.643            5
        12/31/2005     20.643     22.338            7
        12/31/2006     22.338     26.646           14
        12/31/2007     26.646     30.212           18
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.420            2
        12/31/2004     17.420     20.248            9
        12/31/2005     20.248     21.877           10
        12/31/2006     21.877     26.057           11
        12/31/2007     26.057     29.501           13
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.509           34
        12/31/2004     16.509     19.103          318
        12/31/2005     19.103     20.548          600
        12/31/2006     20.548     24.364          709
        12/31/2007     24.364     27.459          680
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.243            3
        12/31/2002     17.243     13.806          344
        12/31/2003     13.806     17.945          613
        12/31/2004     17.945     20.911          655
        12/31/2005     20.911     22.650          610
        12/31/2006     22.650     27.045          571
        12/31/2007     27.045     30.696          464
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     16.906            1
        12/31/2002     16.906     13.509           34
        12/31/2003     13.509     17.525           81
        12/31/2004     17.525     20.379           90
        12/31/2005     20.379     22.030           96
        12/31/2006     22.030     26.253          103
        12/31/2007     26.253     29.737           86
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.734            0
        12/31/2004     17.734     20.643            0
        12/31/2005     20.643     22.338            2
        12/31/2006     22.338     26.646            1
        12/31/2007     26.646     30.212            1
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.318            0
        12/31/2004     17.318     20.119            0
        12/31/2005     20.119     21.727            1
        12/31/2006     21.727     25.865            2
        12/31/2007     25.865     29.269            2


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.761            1
        12/31/2002     17.761     14.263           30
        12/31/2003     14.263     18.596           45
        12/31/2004     18.596     21.734           69
        12/31/2005     21.734     23.612           63
        12/31/2006     23.612     28.278           66
        12/31/2007     28.278     32.192           44
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.414            0
        12/31/2002     17.414     13.957            1
        12/31/2003     13.957     18.160            3
        12/31/2004     18.160     21.182            3
        12/31/2005     21.182     22.966            3
        12/31/2006     22.966     27.450            2
        12/31/2007     27.450     31.187            2
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.945            1
        12/31/2004     17.945     20.911            7
        12/31/2005     20.911     22.650           16
        12/31/2006     22.650     27.045           16
        12/31/2007     27.045     30.696           12
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.908           14
        12/31/2004     16.908     19.604          217
        12/31/2005     19.604     21.128          497
        12/31/2006     21.128     25.102          674
        12/31/2007     25.102     28.348          657
Templeton Global Income Securities Fund
ALE 1        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     29.551           56
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     30.095            2
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                               ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     29.282            2
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     26.971           75
ALO 1        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     30.650           53
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     29.551            4
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     30.095            0
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     29.016            0


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                              ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALT 1        1.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     32.376            3
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     31.215            0
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     30.650            1
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     27.975          116
Templeton Growth Securities Fund
ALE 1        1.90%
        12/31/2000        N/A     18.833            7
        12/31/2001     18.833     18.234           78
        12/31/2002     18.234     14.583          931
        12/31/2003     14.583     18.907         1819
        12/31/2004     18.907     21.523         1723
        12/31/2005     21.523     22.990         1781
        12/31/2006     22.990     27.478         1734
        12/31/2007     27.478     27.591         1469
ALE 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.056            4
        12/31/2004     19.056     21.714           18
        12/31/2005     21.714     23.218           29
        12/31/2006     23.218     27.778           50
        12/31/2007     27.778     27.920           89
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------

 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                             ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALE 4        1.95%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.814            0
        12/31/2004     18.814     21.407            8
        12/31/2005     21.407     22.855           21
        12/31/2006     22.855     27.303           28
        12/31/2007     27.303     27.401           26
ALE 5        2.40%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.002           62
        12/31/2004     18.002     20.390          582
        12/31/2005     20.390     21.672         1193
        12/31/2006     21.672     25.774         1592
        12/31/2007     25.774     25.750         1732
ALO 1        1.70%
        12/31/2000        N/A     19.084            9
        12/31/2001     19.084     18.515           64
        12/31/2002     18.515     14.837          445
        12/31/2003     14.837     19.275          838
        12/31/2004     19.275     21.985          855
        12/31/2005     21.985     23.532          857
        12/31/2006     23.532     28.182          903
        12/31/2007     28.182     28.354          759
ALO 2        1.90%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     18.234            1
        12/31/2002     18.234     14.583           68
        12/31/2003     14.583     18.907          144
        12/31/2004     18.907     21.523          159
        12/31/2005     21.523     22.990          160
        12/31/2006     22.990     27.478          147
        12/31/2007     27.478     27.591          118
ALO 3        1.80%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.056            4
        12/31/2004     19.056     21.714            6
        12/31/2005     21.714     23.218            4
        12/31/2006     23.218     27.778            9
        12/31/2007     27.778     27.920           14


 BENEFIT      PERIOD     AUV AT       AUV       NUMBER OF
                                                ACCUMULATION
                                      AT          UNITS
              OR                      END      OUTSTANDING
              YEAR       BEGINNING    OF        AT END OF
 OPTION *      ENDED     OF PERIOD    PERIOD     PERIOD
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
ALO 4        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.722            0
        12/31/2004     18.722     21.291            0
        12/31/2005     21.291     22.721            2
        12/31/2006     22.721     27.129            2
        12/31/2007     27.129     27.213            2
ALT 1        1.40%
        12/31/2000        N/A     19.467           12
        12/31/2001     19.467     18.944           51
        12/31/2002     18.944     15.227          160
        12/31/2003     15.227     19.840          170
        12/31/2004     19.840     22.699          172
        12/31/2005     22.699     24.368          169
        12/31/2006     24.368     29.270          142
        12/31/2007     29.270     29.538          108
ALT 2        1.60%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     18.630            0
        12/31/2002     18.630     14.944            4
        12/31/2003     14.944     19.433            6
        12/31/2004     19.433     22.189            6
        12/31/2005     22.189     23.773            6
        12/31/2006     23.773     28.499            6
        12/31/2007     28.499     28.702            6
ALT 4        1.70%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.275            3
        12/31/2004     19.275     21.985           14
        12/31/2005     21.985     23.532           65
        12/31/2006     23.532     28.182           73
        12/31/2007     28.182     28.354           66
ALT 5        2.20%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.358           25
        12/31/2004     18.358     20.836          377
        12/31/2005     20.836     22.190         1032
        12/31/2006     22.190     26.443         1585
        12/31/2007     26.443     26.471         1994
--------------------------------------------------------------------------------
       The Allianz Alterity(TM) Variable Annuity Contract*SAI*May 1, 2008
--------------------------------------------------------------------------------






                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       OF

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2007

     (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

             Report of Independent Registered Public Accounting Firm


The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:


We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B (the Variable Account) as of December 31, 2007, and the related statements of operations for the year or period in the period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 2007, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods stated above, in conformity with U.S. generally accepted accounting principles.



Minneapolis, Minnesota
April 15, 2008

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
  DECEMBER 31, 2007
  (IN THOUSANDS)

                                                                                                           ALGER       ALGER
                                                       AIM V.I.                 AIM V.I.     ALGER        AMERICAN    AMERICAN
                                                        CAPITAL     AIM V.I.   INTERNATIONAL AMERICAN    LEVERAGED     MIDCAP
                                                      APPRECIATION CORE EQUITY   GROWTH      GROWTH       ALLCAP      GROWTH
                                                         FUND         FUND        FUND      PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $9,390        5,199       2,493       6,352        3,881       8,955
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         9,390        5,199       2,493       6,352        3,881       8,955
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $9,390        5,199       2,493       6,352        3,881       8,955
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      9,377        5,199       2,487       6,333        3,820       8,954
      Contracts in annuity payment period (note 2)             13            -           6          19           61           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)                $9,390        5,199       2,493       6,352        3,881       8,955
                                                      --------------------------------------------------------------------------

          *Investment shares                                  320          179          74         129           70         379
           Investments at cost                             $8,393        4,491       1,337       7,005        3,599       7,330


                               See accompanying notes to financial statements
                                                     3

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                                                                          AZL
                                                         ALGER                                                          DREYFUS
                                                        AMERICAN     AZL AIM     AZL AIM         AZL                      FOUNDERS
                                                         SMALL      BASIC VALUE  INTERNATIONAL COLUMBIA     AZL DAVIS    EQUITY
                                                      CAPITALIZATION    FUND       EQUITY      TECHNOLOGY   NY VENTURE    GROWTH
                                                       PORTFOLIO                   FUND          FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $1,076            -     300,838     101,713      395,443     287,472
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         1,076            -     300,838     101,713      395,443     287,472
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $1,076            -     300,838     101,713      395,443     287,472
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      1,076            -     300,817     101,711      395,370     287,421
      Contracts in annuity payment period (note 2)              -            -          21           2           73          51
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)                $1,076            -     300,838     101,713      395,443     287,472
                                                      --------------------------------------------------------------------------

          *Investment shares                                   32            -      15,080       9,400       28,006      26,016
           Investments at cost                               $627            -     256,106      91,670      331,964     272,914




                               See accompanying notes to financial statements
                                                     4

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                                    AZL
                                                         AZL                       FRANKLIN
                                                        DREYFUS      AZL FIRST      SMALL        AZL                      AZL
                                                        PREMIER    TRUST TARGET      CAP         FUSION                   FUSION
                                                       SMALL CAP   DOUBLE PLAY     VALUE       BALANCED    AZL FUSION   MODERATE
                                                      VALUE FUND       FUND         FUND         FUND     GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $57,106         87,109   282,993     357,955    1,103,016     809,286
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        57,106         87,109   282,993     357,955    1,103,016     809,286
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -              -         -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -              -         -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $57,106         87,109   282,993     357,955    1,103,016     809,286
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     57,090         87,109   282,984     357,829    1,103,016     809,280
      Contracts in annuity payment period (note 2)             16              -         9         126            -           6
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)               $57,106         87,109   282,993     357,955    1,103,016     809,286
                                                      --------------------------------------------------------------------------

          *Investment shares                                5,058          8,096    17,182      29,437       85,241      65,003
           Investments at cost                            $61,911         87,395   283,787     332,708    1,014,995     744,873


                               See accompanying notes to financial statements
                                                     5

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       AZL                      AZL LEGG
                                                       JENNISON        AZL        MASON     AZL LEGG      AZL LMP    AZL MONEY
                                                         20/20      JENNISON     GROWTH       MASON     LARGE CAP     MARKET
                                                      FOCUS FUND  GROWTH FUND     FUND     VALUE FUND  GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $198,067       60,239     188,913     173,309      146,827     576,147
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       198,067       60,239     188,913     173,309      146,827     576,147
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $198,067       60,239     188,913     173,309      146,827     576,147
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    198,056       60,239     188,913     173,258      146,777     576,018
      Contracts in annuity payment period (note 2)             11            -           -          51           50         129
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $198,067       60,239     188,913     173,309      146,827     576,147
                                                      --------------------------------------------------------------------------

          *Investment shares                               13,338        4,426      14,014      14,359       11,996     576,147
           Investments at cost                           $180,158       54,763     178,573     165,088      124,156     576,148


                               See accompanying notes to financial statements
                                                     6

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                       AZL
                                                                  LNEUBERGER                                         AZL
                                                       AZL NACM      BERMAN     AZL OCC      AZL OCC                OPPENHEIMER
                                                      INTERNATIONA  REGENCY    OPPORTUNITY RENAISSANCE    AZL OCC     GLOBAL
                                                         FUND         FUND        FUND        FUND      VALUE FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $6,280       39,787     163,914           -      435,237     211,936
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         6,280       39,787     163,914           -      435,237     211,936
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $6,280       39,787     163,914           -      435,237     211,936
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                      6,280       39,787     163,905           -      435,178     211,936
      Contracts in annuity payment period (note 2)              -            -           9           -           59           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)                $6,280       39,787     163,914           -      435,237     211,936
                                                      --------------------------------------------------------------------------

          *Investment shares                                  658        3,778      10,950           -       34,819      14,082
           Investments at cost                             $6,596       39,926     158,884           -      463,971     179,381


                               See accompanying notes to financial statements
                                                     7

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                                   AZL PIMCO                   AZL        AZL
                                                           AZL                     FUNDAMENTAL               SCHRODER    SCHRODER
                                                        OPPENHEIMER      AZL        INDEXPLUS                EMERGING    EMERGING
                                                       INTERNATIONAL OPPENHEIMER     TOTAL     AZL S&P       MARKETS     MARKETS
                                                         GROWTH      MAIN STREET    RETURN     500 INDEX   EQUITY FUND   EQUITY
                                                          FUND           FUND         FUND       FUND       CL 1 FUND     CL 2
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $240,548      134,696       7,075      27,330          335     169,313
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       240,548      134,696       7,075      27,330          335     169,313
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $240,548      134,696       7,075      27,330          335     169,313
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    240,548      134,696       7,075      27,330          335     169,309
      Contracts in annuity payment period (note 2)              -            -           -           -            -           4
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $240,548      134,696       7,075      27,330          335     169,313
                                                      --------------------------------------------------------------------------

          *Investment shares                               11,654       10,854         692       2,772           24      12,305
           Investments at cost                           $207,731      124,397       7,373      27,971          343     151,530


                               See accompanying notes to financial statements
                                                     8

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       AZL
                                                       SCHRODER                   AZL         AZL                      AZL
                                                      INTERNATIONAL AZL SMALL  TARGETPLUS  TARGETPLUS       AZL     TARGETPLUS
                                                       SMALL CAP   CAP STOCK    BALANCED     EQUITY     TARGETPLUS   MODERATE
                                                         FUND     LINDEX FUND     FUND        FUND     GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $10,474       11,585      10,810      84,465       37,794      22,400
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        10,474       11,585      10,810      84,465       37,794      22,400
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $10,474       11,585      10,810      84,465       37,794      22,400
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     10,474       11,585      10,810      84,465       37,794      22,400
      Contracts in annuity payment period (note 2)              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)               $10,474       11,585      10,810      84,465       37,794      22,400
                                                      --------------------------------------------------------------------------

          *Investment shares                                1,123        1,250       1,077       7,991        3,806       2,231
           Investments at cost                            $10,904       12,419      10,935      86,375       38,637      22,951


                               See accompanying notes to financial statements
                                                     9

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                         AZL                                                          AZL VAN
                                                        TURNER                              AZL VAN                   KAMPEN
                                                      QUANTITATIVE  AZL VAN     AZL VAN      KAMPEN        AZL VAN    GLOBAL
                                                       SMALL CAP     KAMPEN      KAMPEN    EQUITY AND  KAMPEN GLOBAL  REAL
                                                        GROWTH     AGGRESSIVE   COMSTOCK     INCOME      FRANCHISE    ESTATE
                                                         FUND     GROWTH FUND     FUND        FUND          FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $33,333            -     564,367     242,363        406,292    84,856
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        33,333            -     564,367     242,363        406,292    84,856
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -              -         -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -              -         -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $33,333            -     564,367     242,363        406,292    84,856
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     33,333            -     564,351     242,363        406,280    84,856
      Contracts in annuity payment period (note 2)              -            -          16           -             12         -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)               $33,333            -     564,367     242,363        406,292    84,856
                                                      --------------------------------------------------------------------------

          *Investment shares                                2,584            -      50,345      19,281         20,761     7,764
           Investments at cost                            $31,640            -     543,397     224,717        334,304    91,922


                               See accompanying notes to financial statements
                                                    10

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       AZL VAN
                                                        KAMPEN       AZL VAN     AZL VAN
                                                      GROWTH AND   KAMPEN MID    KAMPEN     DAVIS VA     DAVIS VA     DAVIS VA
                                                        INCOME     CAP GROWTH   STRATEGIC   FINANCIAL  REAL ESTATE     VALUE
                                                         FUND         FUND     GROWTH FUND  PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      ---------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $323,375      464,770           -      97,925        1,605      166,627
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
       Total Assets                                       323,375      464,770           -      97,925        1,605      166,627
                                                      ---------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Net Assets                                         $323,375      464,770           -      97,925        1,605      166,627
                                                      ---------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    323,329      464,768           -      97,917        1,605      166,579
      Contracts in annuity payment period (note 2)             46            2           -           8            -           48
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $323,375      464,770           -      97,925        1,605      166,627
                                                      ---------------------------------------------------------------------------

          *Investment shares                               24,971       29,812           -       6,862          140       11,507
           Investments at cost                           $287,847      405,238           -      90,271        1,778      116,050


                               See accompanying notes to financial statements
                                                    11

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)

                                                                                              FRANKLIN   FRANKLIN
                                                       DREYFUS                    FRANKLIN    GROWTH    HIGH INCOME
                                                       IP SMALL                    GLOBAL     AND        SECURITIES   FRANKLIN
                                                       CAP STOCK     DREYFUS   COMMUNICATIONS INCOME       FUND       INCOME
                                                         INDEX    STOCK INDEX    SECURITIES   SECURITIES             SECURITIES
                                                       PORTFOLIO      FUND          FUND        FUND                    FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $223,520      329,493        275,000  439,537      194,157   1,236,149
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       223,520      329,493        275,000  439,537      194,157   1,236,149
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -              -        -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -              -        -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $223,520      329,493        275,000  439,537      194,157   1,236,149
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    223,519      329,491        274,591  438,222      193,963   1,235,077
      Contracts in annuity payment period (note 2)              1            2            409    1,315          194       1,072
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $223,520      329,493        275,000  439,537      194,157   1,236,149
                                                      --------------------------------------------------------------------------

          *Investment shares                               12,671        8,808         22,116   29,329       29,267      71,053
           Investments at cost                           $192,961      263,906        269,068  449,211      200,208   1,125,941


                               See accompanying notes to financial statements
                                                    12

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       FRANKLIN                             FRANKLIN     FRANKLIN    FRANKLIN
                                                       LARGE CAP                FRANKLIN     RISING     SMALL CAP    SMALL-MID
                                                        GROWTH      FRANKLIN      REAL      DIVIDENDS     VALUE     CAP GROWTH
                                                      SECURITIES     MONEY       ESTATE    SECURITIES   SECURITIES  SECURITIES
                                                        FUND       MARKET FUND    FUND         FUND        FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                      $293,997       26,980     306,481     549,522      149,192     242,499
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       293,997       26,980     306,481     549,522      149,192     242,499
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $293,997       26,980     306,481     549,522      149,192     242,499
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                    293,791       26,756     306,183     548,765      149,012     242,259
      Contracts in annuity payment period (note 2)            206          224         298         757          180         240
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)              $293,997       26,980     306,481     549,522      149,192     242,499
                                                      --------------------------------------------------------------------------

          *Investment shares                               16,966       26,980      12,220      28,355        8,707      10,496
           Investments at cost                           $250,769       26,936     318,453     448,175      121,340     191,304


                               See accompanying notes to financial statements
                                                    13

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       FRANKLIN
                                                       TEMPLETON
                                                          VIP                                J.P.           J.P.
                                                       FOUNDING     FRANKLIN    FRANKLIN     MORGAN     MORGAN U.S.   JENNISON
                                                         FUNDS        U.S.        ZERO     INTERNATIONAL LARGE CAP      20/20
                                                      ALLOCATION   GOVERNMENT    COUPON    OPPORTUNITIES CORE EQUITY     FOCUS
                                                         FUND         FUND      2010 FUND   PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $41,977      429,720      90,911         491          596     111,090
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        41,977      429,720      90,911         491          596     111,090
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                          -            -           -           -            -           -
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $41,977      429,720      90,911         491          596     111,090
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                     41,977      429,188      90,850         491          596     111,080
      Contracts in annuity payment period (note 2)              -          532          61           -            -          10
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)               $41,977      429,720      90,911         491          596     111,090
                                                      --------------------------------------------------------------------------

          *Investment shares                                4,509       33,644       5,577          31           38       7,040
           Investments at cost                            $42,505      429,833      89,219         330          536      91,829


                               See accompanying notes to financial statements
                                                    14

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)

                                                     MUTUAL     MUTUAL                 OPPENHEIMER  OPPENHEIMER OPPENHEIMER
                                                   DISCOVERY     SHARES     OPCAP MID     GLOBAL       HIGH        MAIN
                                                   SECURITIES  SECURITIES      CAP      SECURITIES    INCOME      STREET
                                                      FUND        FUND     PORTFOLIO     FUND/VA       FUND/VA    FUND/VA
                                                  --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                   $893,746   1,160,544      31,117      205,533      29,717     139,064
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
       Total Assets                                    893,746   1,160,544      31,117      205,533      29,717     139,064
                                                  --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                       -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Total Liabilities                                      -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Net Assets                                      $893,746   1,160,544      31,117      205,533      29,717     139,064
                                                  --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                 893,509   1,160,083      31,117      205,359      29,717     138,998
      Contracts in annuity payment period (note 2)         237         461           -          174           -          66
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)           $893,746   1,160,544      31,117      205,533      29,717     139,064
                                                  --------------------------------------------------------------------------

          *Investment shares                            37,636      57,368       1,920        5,616       3,738       5,430
           Investments at cost                        $676,962     994,216      30,798      137,227      30,579      98,344


                               See accompanying notes to financial statements
                                                    15

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                PIMCO VIT   PIMCO VIT
                                                                COMMODITY   EMERGING     PIMCO VIT               PIMCO VIT
                                                    PIMCO VIT  REALRETURN    MARKETS   GLOBAL BOND   PIMCO VIT     REAL
                                                   ALL ASSET    STRATEGY      BOND      PORTFOLIO   HIGH YIELD    RETURN
                                                   PORTFOLIO    PORTFOLIO   PORTFOLIO   (UNHEDGED)   PORTFOLIO   PORTFOLIO
                                                  --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                   $180,302     112,433      44,213       55,781     173,285     249,436
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
       Total Assets                                    180,302     112,433      44,213       55,781     173,285     249,436
                                                  --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                       -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Total Liabilities                                      -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Net Assets                                      $180,302     112,433      44,213       55,781     173,285     249,436
                                                  --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                 180,284     112,433      44,213       55,781     173,254     249,353
      Contracts in annuity payment period (note 2)          18           -           -            -          31          83
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)           $180,302     112,433      44,213       55,781     173,285     249,436
                                                  --------------------------------------------------------------------------

          *Investment shares                            15,384       8,422       3,234        4,365      21,526      19,844
           Investments at cost                        $180,151     102,956      44,478       53,685     174,640     249,240



                               See accompanying notes to financial statements
                                                    16

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                                                     SP
                                                    PIMCO VIT                                        STRATEGIC              L
                                                   STOCKSPLUS   PIMCO VIT   SELIGMAN     SELIGMAN    PARTNERS    SP
                                                   GROWTH AND     TOTAL      GLOBAL    SMALLER-CAP    FOCUSED   INTERNATIONA
                                                     INCOME      RETURN    TECHNOLOGY     VALUE       GROWTH      GROWTH
                                                   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                  --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                    $18,349     505,831       2,408      126,765      26,746      29,477
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
       Total Assets                                     18,349     505,831       2,408      126,765      26,746      29,477
                                                  --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                       -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Total Liabilities                                      -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Net Assets                                       $18,349     505,831       2,408      126,765      26,746      29,477
                                                  --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                  18,349     505,648       2,408      126,711      26,746      29,477
      Contracts in annuity payment period (note 2)           -         183           -           54           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)            $18,349     505,831       2,408      126,765      26,746      29,477
                                                  --------------------------------------------------------------------------

          *Investment shares                             1,662      48,220         130        7,366       3,327       3,526
           Investments at cost                         $14,437     495,662       2,186      111,847      22,225      25,765


                               See accompanying notes to financial statements
                                                    17

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                TEMPLETON                TEMPLETON
                                                    TEMPLETON  DEVELOPING   TEMPLETON     GLOBAL     TEMPLETON   VAN
                                                     ASSET       MARKETS     FOREIGN      INCOME      GROWTH    KAMPEN LIT
                                                    STRATEGY   SECURITIES  SECURITIES   SECURITIES  SECURITIES  ENTERPRISE
                                                      FUND        FUND        FUND         FUND       FUND       PORTFOLIO
                                                  --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                    $15,017     342,414     443,786       84,083     870,214         149
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
       Total Assets                                     15,017     342,414     443,786       84,083     870,214         149
                                                  --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                       -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Total Liabilities                                      -           -           -            -           -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Net Assets                                       $15,017     342,414     443,786       84,083     870,214         149
                                                  --------------------------------------------------------------------------

 Contract Owners' Equity:
      Contracts in accumulation period                  14,993     342,269     443,309       83,932     869,448         149
      Contracts in annuity payment period (note 2)          24         145         477          151         766           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
     Total Contract Owners' Equity (note 6)            $15,017     342,414     443,786       84,083     870,214         149
                                                  --------------------------------------------------------------------------

          *Investment shares                             1,018      21,348      21,725        5,002      56,140           9
           Investments at cost                         $17,751     210,403     317,365       76,700     763,582         174


                               See accompanying notes to financial statements
                                                    18

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONTINUED)
  DECEMBER 31, 2007
  (IN THOUSANDS)
                                       VAN
                              VAN KAMPEN KAMPEN LIT
                              LIT GROWTH STRATEGIC
                                                   AND INCOME    GROWTH     TOTAL ALL
                                                   PORTFOLIO    PORTFOLIO     FUNDS
                                                  -------------------------------------

 Assets:
    Investments at net asset value*                       $975       4,019  19,849,987
                                                  -------------------------------------
                                                  -------------------------------------
       Total Assets                                        975       4,019
                                                                            19,849,987
                                                  -------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges                                       -           -           -
                                                  -------------------------------------
                                                  -------------------------------------
      Total Liabilities                                      -           -
                                                                                     -
                                                  -------------------------------------
                                                  -------------------------------------
      Net Assets                                          $975       4,019
                                                                            19,849,987
                                                  -------------------------------------

 Contract Owners' Equity:

      Contracts in accumulation period                     975       4,019  19,840,769
      Contracts in annuity payment period (note 2)           -           -       9,218
                                                  -------------------------------------
                                                  -------------------------------------
     Total Contract Owners' Equity (note 6)               $975       4,019
                                                                            19,849,987
                                                  -------------------------------------

          *Investment shares                                46         121   1,900,002
           Investments at cost                            $768       3,314  17,815,458


                               See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)

                                                                                                           ALGER       ALGER
                                                       AIM V.I.                 AIM V.I.      ALGER        AMERICAN    AMERICAN
                                                        CAPITAL     AIM V.I.   INTERNATIONAL AMERICAN    LEVERAGED     MIDCAP
                                                      APPRECIATION CORE EQUITY    GROWTH      GROWTH       ALLCAP      GROWTH
                                                         FUND         FUND        FUND       PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-           59          10          23            -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              175          136          77         100           56         158
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (175)         (77)        (67)        (77)         (56)       (158)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -           -           -            -       1,221
    Realized gains (losses) on sales of investments,
net                                                           261          232         436       (472)         (53)         363
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     261          232         436       (472)         (53)       1,584
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           943          187        (62)       1,660        1,136         906
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 1,204          419         374       1,188        1,083       2,490
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $1,029          342         307       1,111        1,027       2,332
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    20

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                                                                       AZL
                                                       ALGER                                                          DREYFUS
                                                       AMERICAN     AZL AIM     AZL AIM        AZL                   FOUNDERS
                                                         SMALL    BASIC VALUE  INTERNATIONAL COLUMBIA     AZL DAVIS    EQUITY
                                                      CAPITALIZATION  FUND       EQUITY    TECHNOLOGY   NY VENTURE    GROWTH
                                                       PORTFOLIO                  FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-          951       1,411           -        1,806         108
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               18        2,471       5,284       1,327        7,690       3,300
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (18)      (1,520)     (3,873)     (1,327)      (5,884)     (3,192)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -       21,482      11,183          44            -       4,215
    Realized gains (losses) on sales of investments,
net                                                            40       22,293      20,840       3,414       18,048       5,295
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                      40       43,775      32,023       3,458       18,048       9,510
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           126     (36,617)     (1,918)       7,414      (4,716)       1,200
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   166        7,158      30,105      10,872       13,332      10,710
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $148        5,638      26,232       9,545        7,448       7,518
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    21

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                         AZL
                                                        DREYFUS      AZL FIRST      AZL        AZL                    AZL
                                                        PREMIER    TRUST TARGET   FRANKLIN   FUSION                   FUSION
                                                       SMALL CAP   DOUBLE PLAY    SMALL CAP  BALANCED   AZL FUSION   MODERATE
                                                      VALUE FUND       FUND      VALUE FUND    FUND    GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $174              -       1,668     4,311        4,849       6,992
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            1,399            810       6,575     5,919       20,678      14,149
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (1,225)          (810)     (4,907)   (1,608)     (15,829)     (7,157)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       4,191              -      11,378     3,913       16,714      11,231
    Realized gains (losses) on sales of investments,
net                                                         1,652          (292)      11,704     6,872       23,210      15,803
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   5,843          (292)      23,082    10,785       39,924      27,034
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                      (11,696)          (286)    (39,216)     5,567        4,456       8,200
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               (5,853)          (578)    (16,134)    16,352       44,380      35,234
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from              $(7,078)        (1,388)    (21,041)    14,744       28,551      28,077
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    22

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                        AZL                      AZL LEGG
                                                       JENNISON        AZL        MASON     AZL LEGG      AZL LMP    AZL MONEY
                                                         20/20      JENNISON     GROWTH       MASON     LARGE CAP     MARKET
                                                      FOCUS FUND  GROWTH FUND     FUND     VALUE FUND  GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $343            -           -           -            -      24,173
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            3,408        1,020       2,507       3,939        3,191       9,477
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (3,065)      (1,020)     (2,507)     (3,939)      (3,191)      14,696
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       6,136            -       2,497       3,079            -           -
    Realized gains (losses) on sales of investments,
net                                                         6,993        1,612       4,719       9,003        6,493           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                  13,129        1,612       7,216      12,082        6,493           -
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         2,077        3,416       4,069    (23,925)          916           1
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                15,206        5,028      11,285    (11,843)        7,409           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $12,141        4,008       8,778    (15,782)        4,218      14,697
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                     23

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                       AZL
                                                                  LNEUBERGER                                         AZL
                                                       AZL NACM      BERMAN     AZL OCC      AZL OCC                OPPENHEIMER
                                                      INTERNATIONAL REGENCY    OPPORTUNITY RENAISSANCE    AZL OCC     GLOBAL
                                                         FUND         FUND        FUND        FUND      VALUE FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $13            3           -       3,024        2,705       1,081
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               40          744       3,258       4,715        5,703       4,355
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (27)        (741)     (3,258)     (1,691)      (2,998)     (3,274)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -      20,209      83,816       15,425       6,966
    Realized gains (losses) on sales of investments,
net                                                          (67)          334       7,746    (30,796)        7,895      11,664
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                    (67)          334      27,955      53,020       23,320      18,630
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (316)      (1,154)    (16,027)    (28,368)     (64,919)     (8,185)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 (383)        (820)      11,928      24,652     (41,599)      10,445
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $(410)      (1,561)       8,670      22,961     (44,597)       7,171
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    24

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                                  AZL PIMCO                   AZL         AZL
                                                          AZL                     FUNDAMENTAL               SCHRODER    SCHRODER
                                                        OPPENHEIMER      AZL      INDEXPLUS                EMERGING    EMERGING
                                                       INTERNATIONAL OPPENHEIMER     TOTAL     AZL S&P      MARKETS      MARKETS
                                                          GROWTH      MAIN STREET  RETURN     500 INDEX   EQUITY FUND    EQUITY
                                                           FUND           FUND       FUND        FUND         CL 1      FUND CL 2
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $1,236          697         531         257            -          10
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            4,171        2,643         115         182            3       1,790
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (2,935)      (1,946)         416          75          (3)     (1,780)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       3,546        6,729           8          58            -           -
    Realized gains (losses) on sales of investments,
net                                                        14,763        4,696          28        (82)           35       5,892
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                  18,309       11,425          36        (24)           35       5,892
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           598      (7,781)       (263)       (641)          (8)      12,515
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                18,907        3,644       (227)       (665)           27      18,407
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $15,972        1,698         189       (590)           24      16,627
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    25

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       AZL
                                                       SCHRODER                 AZL         AZL                      AZL
                                                      INTERNATIONAL  AZL SMALL  TARGETPLUS  TARGETPLUS       AZL     TARGETPLUS
                                                       SMALL CAP   CAP STOCK    BALANCED     EQUITY     TARGETPLUS   MODERATE
                                                         FUND     LINDEX FUND     FUND        FUND     GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-          227         179         660          382         285
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               71           73          59         807          227         116
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (71)          154         120       (147)          155         169
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -          115           -         159            -           -
    Realized gains (losses) on sales of investments,
net                                                         (168)        (106)         (7)       (176)        (211)       (177)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   (168)            9         (7)        (17)        (211)       (177)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (430)        (834)       (125)     (1,910)        (843)       (550)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 (598)        (825)       (132)     (1,927)      (1,054)       (727)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $(669)        (671)        (12)     (2,074)        (899)       (558)
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    26

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                         AZL                                                           AZL VAN
                                                        TURNER                              AZL VAN                    KAMPEN
                                                      QUANTITATIVE  AZL VAN     AZL VAN      KAMPEN        AZL VAN     GLOBAL
                                                       SMALL CAP     KAMPEN      KAMPEN    EQUITY AND  KAMPEN GLOBAL   REAL
                                                        GROWTH     AGGRESSIVE   COMSTOCK     INCOME      FRANCHISE     ESTATE
                                                         FUND     GROWTH FUND     FUND        FUND          FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-            -       7,833       3,761              -       459
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              761        1,543      10,485       4,536          8,250     1,811
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (761)      (1,543)     (2,652)       (775)        (8,250)   (1,352)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                         975       18,065      13,507       5,554          7,289       357
    Realized gains (losses) on sales of investments,
net                                                         1,545        8,519      22,614       7,512         26,607     1,399
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   2,520       26,584      36,121      13,066         33,896     1,756
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (647)     (10,590)    (63,244)    (10,511)          2,872  (14,183)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 1,873       15,994    (27,123)       2,555         36,768  (12,427)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $1,112       14,451    (29,775)       1,780         28,518  (13,779)
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                   27

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       AZL VAN
                                                        KAMPEN       AZL VAN     AZL VAN
                                                      GROWTH AND   KAMPEN MID    KAMPEN     DAVIS VA     DAVIS VA    DAVIS VA
                                                        INCOME     CAP GROWTH   STRATEGIC   FINANCIAL  REAL ESTATE     VALUE
                                                         FUND         FUND     GROWTH FUND  PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $4,435           85           -       1,155           73       1,935
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            6,933        6,287       2,335       2,340           38       3,482
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (2,498)      (6,202)     (2,335)     (1,185)           35     (1,547)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                      14,944       15,616      21,677       5,758          512       6,753
    Realized gains (losses) on sales of investments,
net                                                        19,401       15,636      24,628      10,469          192      14,515
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                  34,345       31,252      46,305      16,227          704      21,268
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                      (29,641)       24,763    (24,325)    (23,864)      (1,093)    (14,321)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 4,704       56,015      21,980     (7,637)        (389)       6,947
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $2,206       49,813      19,645     (8,822)        (354)       5,400
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    28

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)

                                                                                              FRANKLIN
                                                                                  FRANKLIN    GROWTH      FRANKLIN
                                                       DREYFUS IP                  GLOBAL     AND          HIGH       FRANKLIN
                                                       SMALL CAP    DREYFUS    COMMUNICATIONS INCOME       INCOME       INCOME
                                                      STOCK INDEX     STOCK      SECURITIES   SECURITIES SECURITIES   SECURITIES
                                                       PORTFOLIO   INDEX FUND       FUND        FUND       FUND         FUND
                                                      ---------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                     $1,102       5,492              -    12,450      14,767       43,750
                                                      ---------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                             5,185       7,114          4,109     8,454       3,848       21,088
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
               Investment Income (loss), net               (4,083)     (1,622)        (4,109)     3,996      10,919       22,662
                                                      ---------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       11,832           -              -    28,735           -        8,015
    Realized gains (losses) on sales of investments,
net                                                         16,026      25,175          4,036     8,683     (1,728)       30,767
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
               Realized gains (losses) on                   27,858      25,175          4,036    37,418     (1,728)       38,782
investments, net
                                                      ---------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (28,325)    (10,806)         45,281  (63,994)     (7,638)     (42,106)
                                                      ---------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                  (467)      14,369         49,317  (26,576)     (9,366)      (3,324)
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $(4,550)      12,747         45,208  (22,580)       1,553       19,338
operations
                                                      ---------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    29

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       FRANKLIN                             FRANKLIN     FRANKLIN    FRANKLIN
                                                       LARGE CAP                FRANKLIN     RISING     SMALL CAP    SMALL-MID
                                                        GROWTH      FRANKLIN      REAL      DIVIDENDS     VALUE     CAP GROWTH
                                                      SECURITIES     MONEY       ESTATE    SECURITIES   SECURITIES  SECURITIES
                                                         FUND     MARKET FUND     FUND        FUND         FUND         FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $2,715        1,274      10,495      16,303        1,297           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            5,930          401       8,034      11,611        3,566       4,666
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (3,215)          873       2,461       4,692      (2,269)     (4,666)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       2,477            -      31,667       9,755       12,782      19,718
    Realized gains (losses) on sales of investments,
net                                                        14,409            -      17,864      38,063       14,710      16,797
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                  16,886            -      49,531      47,818       27,492      36,515
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         2,235            -   (155,934)    (77,137)     (30,984)     (6,906)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                19,121            -   (106,403)    (29,319)      (3,492)      29,609
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $15,906          873   (103,942)    (24,627)      (5,761)      24,943
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    30

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                       FRANKLIN
                                                       TEMPLETON
                                                          VIP                                 J.P.         J.P.
                                                       FOUNDING     FRANKLIN    FRANKLIN     MORGAN      MORGAN U.S.   JENNISON
                                                         FUNDS        U.S.        ZERO     INTERNATIONAL LARGE CAP      20/20
                                                      ALLOCATION   GOVERNMENT    COUPON    OPPORTUNITIES CORE EQUITY     FOCUS
                                                         FUND         FUND      2010 FUND   PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-       22,167       4,411           5            7         132
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               90        7,827       1,594           8           11       2,308
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (90)       14,340       2,817         (3)          (4)     (2,176)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -           -           -            -      10,403
    Realized gains (losses) on sales of investments,
net                                                          (57)      (3,628)       (423)          24           17      11,648
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                    (57)      (3,628)       (423)          24           17      22,051
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         (528)       10,372       3,409          16         (11)    (10,668)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 (585)        6,744       2,986          40            6      11,383
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $(675)       21,084       5,803          37            2       9,207
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    31

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)

                                                       MUTUAL        MUTUAL                OPPENHEIMER              OPPENHEIMER
                                                       DISCOVERY     SHARES     OPCAP MID    GLOBAL    OPPENHEIMER     MAIN
                                                      SECURITIES   SECURITIES      CAP     SECURITIES  HIGH INCOME    STREET
                                                         FUND         FUND      PORTFOLIO    FUND/VA     FUND/VA      FUND/VA
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                   $13,181       18,284          37       3,256        2,589       1,614
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                           15,952       21,441         456       4,440          651       2,983
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (2,771)      (3,157)       (419)     (1,184)        1,938     (1,369)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                      10,661       43,765         689      11,834            -           -
    Realized gains (losses) on sales of investments,
net                                                        59,795       53,442         617      20,544        (180)      10,885
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                  70,456       97,207       1,306      32,378        (180)      10,885
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         8,728     (80,557)       (391)    (20,473)      (2,414)     (5,099)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                79,184       16,650         915      11,905      (2,594)       5,786
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $76,413       13,493         496      10,721        (656)       4,417
operations
                                                      --------------------------------------------------------------------------



                               See accompanying notes to financial statements
                                                    32

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                    PIMCO VIT   PIMCO VIT   PIMCO VIT
                                                                   COMMODITY    EMERGING     GLOBAL                  PIMCO VIT
                                                       PIMCO VIT   REALRETURN    MARKETS      BOND       PIMCO VIT     REAL
                                                       ALL ASSET    STRATEGY      BOND      PORTFOLIO   HIGH YIELD    RETURN
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO  (UNHEDGED)   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                   $13,947        4,196       2,298       1,332       13,555      11,748
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                            3,457        1,689         752         736        3,655       4,664
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net               10,490        2,507       1,546         596        9,900       7,084
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -         875         119            -         576
    Realized gains (losses) on sales of investments,
net                                                           581        (671)          76         125          347     (4,113)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                     581        (671)         951         244          347     (3,537)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           231       14,960     (1,092)       2,227      (7,396)      16,616
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                   812       14,289       (141)       2,471      (7,049)      13,079
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from               $11,302       16,796       1,405       3,067        2,851      20,163
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    33

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                                                            SP
                                                       PIMCO VIT                                        STRATEGIC
                                                      STOCKSPLUS    PIMCO VIT   SELIGMAN    SELIGMAN     PARTNERS    SP
                                                      GROWTH AND     TOTAL       GLOBAL    SMALLER-CAP   FOCUSED    INTERNATIONAL
                                                        INCOME       RETURN    TECHNOLOGY     VALUE       GROWTH      GROWTH
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $1,515       24,227           -           -            -         101
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              372        9,253          47       2,882          591         450
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                1,143       14,974        (47)     (2,882)        (591)       (349)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                           -            -           -      13,777        1,023       3,913
    Realized gains (losses) on sales of investments,
net                                                         1,242      (2,161)          45      10,961        1,726       1,566
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   1,242      (2,161)          45      24,738        2,749       5,479
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (1,346)       19,947         344    (17,213)        1,111     (1,916)
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                 (104)       17,786         389       7,525        3,860       3,563
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $1,039       32,760         342       4,643        3,269       3,214
operations
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                     34

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                                    TEMPLETON               TEMPLETON
                                                       TEMPLETON   DEVELOPING   TEMPLETON    GLOBAL      TEMPLETON   VAN
                                                         ASSET      MARKETS      FOREIGN     INCOME       GROWTH    KAMPEN LIT
                                                       STRATEGY    SECURITIES  SECURITIES  SECURITIES   SECURITIES  ENTERPRISE
                                                         FUND         FUND        FUND         FUND        FUND      PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                    $2,792        8,415       9,699         841       12,736           1
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                              216        6,467       7,609         649       15,492           3
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                2,576        1,948       2,090         192      (2,756)         (2)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                       3,615       26,955      21,005           -       39,251           -
    Realized gains (losses) on sales of investments,
net                                                          (43)       46,222      29,997         995       31,799        (14)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Realized gains (losses) on                   3,572       73,177      51,002         995       71,050        (14)
investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                       (4,781)        4,432       5,188       2,249     (66,815)          34
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                               (1,209)       77,609      56,190       3,244        4,235          20
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $1,367       79,557      58,280       3,436        1,479          18
operations
                                                      --------------------------------------------------------------------------



                               See accompanying notes to financial statements
                                                     35

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2007
  (IN THOUSANDS)
                                                        VAN           VAN KAMPEN
                                                      KAMPEN LIT          LIT
                                                      GROWTH AND       STRATEGIC
                                                      INCOME             GROWTH
                                                      PORTFOLIO        PORTFOLIO    TOTAL
                                                      -------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $17            -     360,652
                                                      -------------------------------------

 Expenses:
    Mortality and expense risk and administrative
charges (note 2)                                               17           78     372,583
                                                      -------------------------------------
                                                      -------------------------------------
               Investment Income (loss), net                    -         (78)    (11,931)
                                                      -------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
underlying portfolios                                          39            -     658,803
    Realized gains (losses) on sales of investments,
net                                                            22          181     789,135
                                                      -------------------------------------
                                                      -------------------------------------
               Realized gains (losses) on                      61          181   1,447,938
investments, net
                                                      -------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                          (47)          496   (867,050)
                                                      -------------------------------------
               Total realized gains (losses) &
unrealized
                 appreciation (depreciation) on
investments                                                    14          677     580,888
                                                      -------------------------------------
                                                      -------------------------------------
 Net increase (decrease) in net assets from                   $14          599     568,957
operations
                                                      -------------------------------------


                               See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)

                                                          AIM V.I. CAPITAL       AIM V.I. CORE EQUITY   AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND              FUND                 GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(175)        (204)        (77)         (9)         (67)        (22)
      Realized gains (losses) on investments, net             261      (4,955)         232       (283)          436         165
      Net change in unrealized appreciation
        (depreciation) on investments                         943          286         187       1,178         (62)         549
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,029      (4,873)         342         886          307         692
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                        13           20           -           -            7           -
      Transfers between funds  (note 2)                   (1,137)        4,413       (212)       (720)        (250)       (177)
      Surrenders and terminations, net                    (2,299)      (2,029)     (1,571)       (990)        (600)       (300)
      Rescissions                                               -            -           -           -            -           -
      Bonus (recapture)                                         -            -           -           -            -           -
      Contract maintenance charges (note 2)                  (14)          (9)         (4)         (5)          (8)         (4)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (3,437)        2,395     (1,787)     (1,715)        (851)       (481)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (2,408)      (2,478)     (1,445)       (829)        (544)         211
 Net assets at beginning of period                         11,798       14,276       6,644       7,473        3,037       2,826
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $9,390       11,798       5,199       6,644        2,493       3,037
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                     37

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                    ALGER AMERICAN
                                                        ALGER AMERICAN GROWTH     LEVERAGED ALLCAP       ALGER AMERICAN MIDCAP
                                                             PORTFOLIO                PORTFOLIO            GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(77)        (103)        (56)        (52)        (158)       (176)
      Realized gains (losses) on investments, net           (472)        (786)        (53)       (293)        1,584       1,658
      Net change in unrealized appreciation
        (depreciation) on investments                       1,660        1,124       1,136         910          906       (707)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,111          235       1,027         565        2,332         775
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                         -            -           1           -            -           -
      Transfers between funds  (note 2)                     (434)        (710)       (115)       (148)      (1,021)     (1,091)
      Surrenders and terminations , net                   (1,427)      (1,173)       (552)       (519)      (1,780)     (1,488)
      Rescissions                                               -            -           -           -            -           -
      Bonus (recapture)                                         -            -           -           -            -           -
      Contract maintenance charges (note 2)                   (3)          (3)         (3)         (2)          (5)         (7)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (1,864)      (1,886)       (669)       (669)      (2,806)     (2,586)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (753)      (1,651)         358       (104)        (474)     (1,811)
 Net assets at beginning of period                          7,105        8,756       3,523       3,627        9,429      11,240
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $6,352        7,105       3,881       3,523        8,955       9,429
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                     38

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                          ALGER AMERICAN SMALL
                                                           CAPITALIZATION        AZL AIM BASIC VALUE     AZL AIM INTERNATIONAL
                                                             PORTFOLIO                  FUND                 EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(18)         (19)     (1,520)     (3,150)      (3,873)     (2,759)
      Realized gains (losses) on investments, net              40           69      43,775      10,940       32,023      10,191
      Net change in unrealized appreciation
        (depreciation) on investments                         126          125    (36,617)       9,432      (1,918)      26,511
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     148          175       5,638      17,222       26,232      33,943
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                         -            -       7,524      17,217       53,138      41,667
      Transfers between funds  (note 2)                       (8)         (62)   (182,712)    (19,682)       21,678      36,180
      Surrenders and terminations, net                       (81)        (202)    (10,725)     (9,575)     (18,915)     (8,329)
      Rescissions                                               -            -        (90)       (524)      (1,665)     (1,172)
      Bonus (recapture)                                         -            -         104         204          996         711
      Contract maintenance charges (note 2)                   (1)          (1)        (28)        (58)         (64)        (49)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                        (90)        (265)   (185,927)    (12,418)       55,168      69,008
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             58         (90)   (180,289)       4,804       81,400     102,951
 Net assets at beginning of period                          1,018        1,108     180,289     175,485      219,438     116,487
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $1,076        1,018           -     180,289      300,838     219,438
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                     39

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                            AZL COLUMBIA         AZL DAVIS NY VENTURE    AZL DREYFUS FOUNDERS
                                                          TECHNOLOGY FUND               FUND              EQUITY GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,327)        (993)     (5,884)     (5,112)      (3,192)     (1,730)
      Realized gains (losses) on investments, net           3,458          890      18,048       5,978        9,510       6,863
      Net change in unrealized appreciation
        (depreciation) on investments                       7,414        (147)     (4,716)      36,983        1,200       4,488
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   9,545        (250)       7,448      37,849        7,518       9,621
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    11,434        7,784      56,546      72,604       22,751      12,074
      Transfers between funds  (note 2)                    37,625      (3,562)    (32,228)      17,723      154,630      15,176
      Surrenders and terminations, net                    (5,256)      (2,401)    (24,990)    (14,900)     (15,713)     (4,999)
      Rescissions                                           (379)        (291)     (1,144)     (1,262)        (425)       (384)
      Bonus (recapture)                                       255          162         654         759          331         169
      Contract maintenance charges (note 2)                  (43)         (23)        (64)       (109)         (56)        (20)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      43,636        1,669     (1,226)      74,815      161,518      22,016
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         53,181        1,419       6,222     112,664      169,036      31,637
 Net assets at beginning of period                         48,532       47,113     389,221     276,557      118,436      86,799
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $101,713       48,532     395,443     389,221      287,472     118,436
                                                      --------------------------------------------------------------------------



                               See accompanying notes to financial statements
                                                    40

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                   AZL FIRST TRUST
                                                         AZL DREYFUS PREMIER     TARGET DOUBLE PLAY     AZL FRANKLIN SMALL CAP
                                                        SMALL CAP VALUE FUND            FUND                  VALUE FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,225)      (1,204)       (810)           -      (4,907)     (4,631)
      Realized gains (losses) on investments, net           5,843        4,865       (292)           -       23,082      23,152
      Net change in unrealized appreciation
        (depreciation) on investments                    (11,696)        2,725       (286)           -     (39,216)      14,214
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                 (7,078)        6,386     (1,388)           -     (21,041)      32,735
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    11,921       15,839      41,733           -       59,874      70,093
      Transfers between funds  (note 2)                  (14,785)      (4,368)      48,684           -     (63,272)       7,607
      Surrenders and terminations, net                    (3,907)      (2,084)     (1,490)           -     (19,363)    (11,732)
      Rescissions                                           (419)        (340)     (1,099)           -      (1,274)     (1,731)
      Bonus (recapture)                                       185          252         653           -          791         969
      Contract maintenance charges (note 2)                     3         (20)          16           -          (7)        (42)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (7,002)        9,279      88,497           -     (23,251)      65,164
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (14,080)       15,665      87,109           -     (44,292)      97,899
 Net assets at beginning of period                         71,186       55,521           -           -      327,285     229,386
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $57,106       71,186      87,109           -      282,993     327,285
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    41

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                         AZL FUSION BALANCED      AZL FUSION GROWTH       AZL FUSION MODERATE
                                                                FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,608)      (3,065)    (15,829)    (11,666)      (7,157)     (7,854)
      Realized gains (losses) on investments, net          10,785        3,662      39,924       6,745       27,034       5,781
      Net change in unrealized appreciation
        (depreciation) on investments                       5,567       15,974       4,456      68,906        8,200      44,932
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  14,744       16,571      28,551      63,985       28,077      42,859
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    83,096      108,768     316,144     408,777      214,906     308,564
      Transfers between funds  (note 2)                    12,499       38,880    (67,113)      91,917     (23,219)       8,870
      Surrenders and terminations, net                   (21,368)      (9,858)    (54,147)    (12,985)     (41,839)    (17,797)
      Rescissions                                         (1,556)      (2,814)     (9,133)    (12,817)      (4,493)     (9,715)
      Bonus (recapture)                                     1,060        2,562       5,237       7,273        2,150       4,178
      Contract maintenance charges (note 2)                  (35)           47       (102)          84        (190)          28
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      73,696      137,585     190,886     482,249      147,315     294,128
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         88,440      154,156     219,437     546,234      175,392     336,987
 Net assets at beginning of period                        269,515      115,359     883,579     337,345      633,894     296,907
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $357,955      269,515   1,103,016     883,579      809,286     633,894
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    42

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                         AZL JENNISON 20/20      AZL JENNISON GROWTH     AZL LEGG MASON GROWTH
                                                             FOCUS FUND                 FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(3,065)      (2,293)     (1,020)       (828)      (2,507)     (1,669)
      Realized gains (losses) on investments, net          13,129        2,209       1,612       (166)        7,216       4,571
      Net change in unrealized appreciation
        (depreciation) on investments                       2,077       11,508       3,416         448        4,069     (3,735)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  12,141       11,424       4,008       (546)        8,778       (833)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    40,601       58,318      11,602      23,193       34,289      23,905
      Transfers between funds  (note 2)                     1,438       10,439       (577)     (9,048)       60,468     (2,961)
      Surrenders and terminations, net                    (9,547)      (4,128)     (3,002)     (1,480)      (8,964)     (4,113)
      Rescissions                                           (725)        (888)       (170)       (399)        (735)       (542)
      Bonus (recapture)                                       391          676         154         274          512         317
      Contract maintenance charges (note 2)                  (56)         (11)        (11)         (4)          (9)        (15)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      32,102       64,406       7,996      12,536       85,561      16,591
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         44,243       75,830      12,004      11,990       94,339      15,758
 Net assets at beginning of period                        153,824       77,994      48,235      36,245       94,574      78,816
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $198,067      153,824      60,239      48,235      188,913      94,574
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                     43

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                        AZL LEGG MASON VALUE      AZL LMP LARGE CAP
                                                                FUND                 GROWTH FUND         AZL MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(3,939)      (3,845)     (3,191)     (3,203)       14,696      10,287
      Realized gains (losses) on investments, net          12,082        3,766       6,493       6,888            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                    (23,925)        8,783         916     (1,088)            1           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                (15,782)        8,704       4,218       2,597       14,697      10,287
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    22,718       45,410       7,668      15,414      342,462     266,201
      Transfers between funds  (note 2)                  (39,286)     (25,021)    (20,127)    (16,000)        9,768   (119,514)
      Surrenders and terminations, net                   (14,722)     (10,621)    (11,736)     (8,853)    (170,998)    (80,056)
      Rescissions                                           (448)      (1,020)       (183)       (331)     (10,485)     (8,188)
      Bonus (recapture)                                       314          431         105         219        3,561       3,700
      Contract maintenance charges (note 2)                  (15)         (40)        (43)        (74)        (166)        (79)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (31,439)        9,139    (24,316)     (9,625)      174,142      62,064
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (47,221)       17,843    (20,098)     (7,028)      188,839      72,351
 Net assets at beginning of period                        220,530      202,687     166,925     173,953      387,308     314,957
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $173,309      220,530     146,827     166,925      576,147     387,308
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    44

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                       AZL NACM INTERNATIONAL    AZL NEUBERGER BERMAN     AZL OCC OPPORTUNITY
                                                                FUND                REGENCY FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(27)            -       (741)        (60)      (3,258)     (3,002)
      Realized gains (losses) on investments, net            (67)            -         334          36       27,955      11,320
      Net change in unrealized appreciation
        (depreciation) on investments                       (316)            -     (1,154)       1,015     (16,027)       2,444
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (410)            -     (1,561)         991        8,670      10,762
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                     2,954            -      14,515       7,136       17,033      26,646
      Transfers between funds  (note 2)                     3,990            -      10,317      11,112      (3,468)     (7,251)
      Surrenders and terminations, net                      (283)            -     (2,229)       (247)     (10,977)     (7,112)
      Rescissions                                            (15)            -       (322)       (277)        (440)     (1,016)
      Bonus (recapture)                                        43            -         211         121          310         443
      Contract maintenance charges (note 2)                     1            -          19           1         (35)        (29)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                       6,690            -      22,511      17,846        2,423      11,681
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          6,280            -      20,950      18,837       11,093      22,443
 Net assets at beginning of period                              -            -      18,837           -      152,821     130,378
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $6,280            -      39,787      18,837      163,914     152,821
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    45

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                                        AZL OPPENHEIMER GLOBAL
                                                      AZL OCC RENAISSANCE FUND    AZL OCC VALUE FUND             FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,691)      (5,567)     (2,998)     (2,276)      (3,274)     (3,379)
      Realized gains (losses) on investments, net          53,020       38,666      23,320      19,701       18,630       8,829
      Net change in unrealized appreciation
        (depreciation) on investments                    (28,368)      (5,196)    (64,919)      17,100      (8,185)      17,103
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  22,961       27,903    (44,597)      34,525        7,171      22,553
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    14,436       22,643      14,847      14,064       32,905      44,091
      Transfers between funds  (note 2)                 (353,604)     (71,965)     249,680    (15,425)     (29,776)       4,379
      Surrenders and terminations, net                   (20,947)     (19,198)    (24,979)    (11,059)      (9,894)     (5,814)
      Rescissions                                           (443)        (426)       (350)       (203)      (1,142)     (1,099)
      Bonus (recapture)                                       141          232         192         174          463         580
      Contract maintenance charges (note 2)                  (58)         (84)          30        (39)         (27)        (43)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                   (360,475)     (68,798)     239,420    (12,488)      (7,471)      42,094
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                      (337,514)     (40,895)     194,823      22,037        (300)      64,647
 Net assets at beginning of period                        337,514      378,409     240,414     218,377      212,236     147,589
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $-      337,514     435,237     240,414      211,936     212,236
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    46

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                           AZL OPPENHEIMER                               AZL PIMCO FUNDAMENTAL
                                                        INTERNATIONAL GROWTH     AZL OPPENHEIMER MAIN   INDEXPLUS TOTAL RETURN
                                                                FUND                 STREET FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,935)      (2,089)     (1,946)     (1,508)          416          71
      Realized gains (losses) on investments, net          18,309        5,186      11,425       4,061           36         236
      Net change in unrealized appreciation
        (depreciation) on investments                         598       21,989     (7,781)       9,886        (263)        (34)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  15,972       25,086       1,698      12,439          189         273
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    49,687       32,463      20,461      21,696        2,591       1,352
      Transfers between funds  (note 2)                    30,635       36,535     (4,677)       (559)          260       3,057
      Surrenders and terminations, net                   (13,094)      (5,513)     (6,753)     (4,127)        (430)        (34)
      Rescissions                                         (1,542)        (912)       (687)       (861)        (177)        (83)
      Bonus (recapture)                                       834          603         360         256           54          23
      Contract maintenance charges (note 2)                  (25)         (23)          20        (35)            1         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      66,495       63,153       8,724      16,370        2,299       4,314
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         82,467       88,239      10,422      28,809        2,488       4,587
 Net assets at beginning of period                        158,081       69,842     124,274      95,465        4,587           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $240,548      158,081     134,696     124,274        7,075       4,587
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    47

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                AZL SCHRODER EMERGING    AZL SCHRODER EMERGING
                                                                               MARKETS EQUITY FUND CL   MARKETS EQUITY FUND CL
                                                       AZL S&P 500 INDEX FUND             1                       2
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $75            -         (3)           -      (1,780)       (251)
      Realized gains (losses) on investments, net            (24)            -          35           -        5,892       (937)
      Net change in unrealized appreciation
        (depreciation) on investments                       (641)            -         (8)           -       12,515       5,268
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (590)            -          24           -       16,627       4,080
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    13,299            -          82           -       39,102      15,362
      Transfers between funds  (note 2)                    14,960            -         145           -       73,579      27,590
      Surrenders and terminations, net                      (416)            -        (10)           -      (5,130)       (351)
      Rescissions                                            (82)            -         (3)           -      (1,331)       (728)
      Bonus (recapture)                                       154            -           1           -          655         167
      Contract maintenance charges (note 2)                     5            -          96           -        (317)           8
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      27,920            -         311           -      106,558      42,048
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         27,330            -         335           -      123,185      46,128
 Net assets at beginning of period                              -            -           -           -       46,128           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $27,330            -         335           -      169,313      46,128
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                   48

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                            AZL SCHRODER
                                                      INTERNATIONAL SMALL CAP    AZL SMALL CAP STOCK        AZL TARGETPLUS
                                                                FUND                 INDEX FUND             BALANCED FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(71)            -         154           -          120           -
      Realized gains (losses) on investments, net           (168)            -           9           -          (7)           -
      Net change in unrealized appreciation
        (depreciation) on investments                       (430)            -       (996)           -        (125)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (669)            -       (833)           -         (12)           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                     6,778            -       7,623           -        6,767           -
      Transfers between funds  (note 2)                     4,479            -       4,904           -        4,085           -
      Surrenders and terminations, net                       (87)            -        (82)           -            6           -
      Rescissions                                           (141)            -       (138)           -         (84)           -
      Bonus (recapture)                                       114            -         104           -           48           -
      Contract maintenance charges (note 2)                     -            -           7           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      11,143            -      12,418           -       10,822           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         10,474            -      11,585           -       10,810           -
 Net assets at beginning of period                              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $10,474            -      11,585           -       10,810           -
                                                      --------------------------------------------------------------------------

                               See accompanying notes to financial statements
                                                    49

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                        AZL TARGETPLUS EQUITY   AZL TARGETPLUS GROWTH       AZL TARGETPLUS
                                                                FUND                    FUND                MODERATE FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(147)            -         155           -          169           -
      Realized gains (losses) on investments, net            (17)            -       (211)           -        (177)           -
      Net change in unrealized appreciation
        (depreciation) on investments                     (1,910)            -       (843)           -        (550)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                 (2,074)            -       (899)           -        (558)           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    38,767            -      34,373           -       14,086           -
      Transfers between funds  (note 2)                    50,148            -       5,094           -        9,707           -
      Surrenders and terminations, net                    (2,172)            -       (350)           -        (422)           -
      Rescissions                                           (798)            -       (978)           -        (575)           -
      Bonus (recapture)                                       587            -         560           -          163           -
      Contract maintenance charges (note 2)                     7            -         (6)           -          (1)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      86,539            -      38,693           -       22,958           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         84,465            -      37,794           -       22,400           -
 Net assets at beginning of period                              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
-                                                         $84,465            -      37,794           -       22,400           -
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    50

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                             AZL TURNER
                                                       QUANTITATIVE SMALL CAP      AZL VAN KAMPEN           AZL VAN KAMPEN
                                                            GROWTH FUND        AGGRESSIVE GROWTH FUND       COMSTOCK FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(761)        (641)     (1,543)     (2,070)      (2,652)     (4,201)
      Realized gains (losses) on investments, net           2,520          384      26,584      12,272       36,121      43,312
      Net change in unrealized appreciation
        (depreciation) on investments                       (647)        2,033    (10,590)     (7,838)     (63,244)      23,820
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,112        1,776      14,451       2,364     (29,775)      62,931
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                     6,825       14,989       7,992      13,842       45,591      57,747
      Transfers between funds  (note 2)                   (8,321)        (598)   (115,230)    (14,359)       66,912    (36,770)
      Surrenders and terminations, net                    (1,737)      (1,445)     (5,481)     (5,246)     (45,751)    (28,091)
      Rescissions                                           (211)        (312)       (184)       (405)      (1,108)     (1,446)
      Bonus (recapture)                                        85          225         143         210          528         601
      Contract maintenance charges (note 2)                  (11)          (3)        (17)        (20)         (74)       (119)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (3,370)       12,856   (112,777)     (5,978)       66,098     (8,078)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (2,258)       14,632    (98,326)     (3,614)       36,323      54,853
 Net assets at beginning of period                         35,591       20,959      98,326     101,940      528,044     473,191
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $33,333       35,591           -      98,326      564,367     528,044
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    51

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                        AZL VAN KAMPEN EQUITY   AZL VAN KAMPEN GLOBAL    AZL VAN KAMPEN GLOBAL
                                                          AND INCOME FUND          FRANCHISE FUND          REAL ESTATE FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(775)      (1,532)     (8,250)     (1,182)      (1,352)        (15)
      Realized gains (losses) on investments, net          13,066        5,846      33,896      14,489        1,756         438
      Net change in unrealized appreciation
        (depreciation) on investments                    (10,511)       14,778       2,872      39,662     (14,183)       7,118
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,780       19,092      28,518      52,969     (13,779)       7,541
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    54,967       46,273      75,664      69,594       43,645      18,889
      Transfers between funds  (note 2)                  (23,017)        5,217    (59,289)      23,732      (3,123)      37,246
      Surrenders and terminations, net                   (13,981)      (8,024)    (23,354)    (11,916)      (4,368)       (520)
      Rescissions                                         (1,237)      (1,084)     (2,157)     (1,639)      (1,166)       (386)
      Bonus (recapture)                                       610          327         773         842          601         251
      Contract maintenance charges (note 2)                  (46)         (18)        (73)        (18)           27         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      17,296       42,691     (8,436)      80,595       35,616      55,478
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         19,076       61,783      20,082     133,564       21,837      63,019
 Net assets at beginning of period                        223,287      161,504     386,210     252,646       63,019           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $242,363      223,287     406,292     386,210       84,856      63,019
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                   52

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                        AZL VAN KAMPEN GROWTH     AZL VAN KAMPEN MID        AZL VAN KAMPEN
                                                          AND INCOME FUND          CAP GROWTH FUND      STRATEGIC GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,498)      (3,566)     (6,202)     (4,370)      (2,335)     (3,308)
      Realized gains (losses) on investments, net          34,345       29,817      31,252      16,777       46,305       5,498
      Net change in unrealized appreciation
        (depreciation) on investments                    (29,641)       16,661      24,763         718     (24,325)     (2,660)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   2,206       42,912      49,813      13,125       19,645       (470)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    37,293       45,270      53,080      56,587        9,035      19,795
      Transfers between funds  (note 2)                  (50,392)     (15,159)     142,745    (12,616)    (186,137)    (16,765)
      Surrenders and terminations, net                   (29,922)     (19,198)    (21,342)    (11,554)      (8,939)     (9,758)
      Rescissions                                           (925)        (971)     (1,336)     (1,275)        (191)       (354)
      Bonus (recapture)                                       451          480         778         692          120         252
      Contract maintenance charges (note 2)                 (102)         (51)        (77)        (60)         (26)        (42)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (43,597)       10,371     173,848      31,774    (186,138)     (6,872)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (41,391)       53,283     223,661      44,899    (166,493)     (7,342)
 Net assets at beginning of period                        364,766      311,483     241,109     196,210      166,493     173,835
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $323,375      364,766     464,770     241,109            -     166,493
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    53

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                         DAVIS VA FINANCIAL      DAVIS VA REAL ESTATE       DAVIS VA VALUE
                                                             PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,185)      (1,372)          35          31      (1,547)     (2,109)
      Realized gains (losses) on investments, net          16,227        5,268         704         597       21,268       9,026
      Net change in unrealized appreciation
        (depreciation) on investments                    (23,864)       12,957     (1,093)          86     (14,321)      16,222
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                 (8,822)       16,853       (354)         714        5,400      23,139
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    12,849       12,385           -           -        1,427       1,882
      Transfers between funds  (note 2)                  (26,607)        4,239       (111)        (35)     (16,660)    (14,554)
      Surrenders and terminations, net                   (10,897)      (6,300)       (413)       (759)     (20,392)    (11,464)
      Rescissions                                           (234)        (204)           -           -         (24)        (43)
      Bonus (recapture)                                       176          126           -           -           12          13
      Contract maintenance charges (note 2)                   (9)         (31)           -         (2)         (48)        (52)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (24,722)       10,215       (524)       (796)     (35,685)    (24,218)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (33,544)       27,068       (878)        (82)     (30,285)     (1,079)
 Net assets at beginning of period                        131,469      104,401       2,483       2,565      196,912     197,991
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $97,925      131,469       1,605       2,483      166,627     196,912
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                   54

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                                            FRANKLIN GLOBAL
                                                        DREYFUS IP SMALL CAP     DREYFUS STOCK INDEX        COMMUNICATIONS
                                                       STOCK INDEX PORTFOLIO            FUND               SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(4,083)      (3,967)     (1,622)     (1,499)      (4,109)     (2,301)
      Realized gains (losses) on investments, net          27,858       17,526      25,175      11,150        4,036     (9,841)
      Net change in unrealized appreciation
        (depreciation) on investments                    (28,325)       16,032    (10,806)      35,546       45,281      48,655
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                 (4,550)       29,591      12,747      45,197       45,208      36,513
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    15,009       37,850      16,875      38,620       22,770      13,630
      Transfers between funds  (note 2)                  (53,361)     (21,585)    (66,741)    (38,441)       25,643      18,037
      Surrenders and terminations, net                   (16,840)     (11,768)    (31,112)    (20,688)     (27,173)    (21,701)
      Rescissions                                           (598)        (897)       (461)       (719)        (904)       (403)
      Bonus (recapture)                                       154          420         132         259          524         249
      Contract maintenance charges (note 2)                  (10)         (66)       (163)        (49)        (176)       (101)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (55,646)        3,954    (81,470)    (21,018)       20,684       9,711
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (60,196)       33,545    (68,723)      24,179       65,892      46,224
 Net assets at beginning of period                        283,716      250,171     398,216     374,037      209,108     162,884
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $223,520      283,716     329,493     398,216      275,000     209,108
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    55

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                         FRANKLIN GROWTH AND     FRANKLIN HIGH INCOME       FRANKLIN INCOME
                                                       INCOME SECURITIES FUND      SECURITIES FUND         SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $3,996        4,935      10,919       9,262       22,662      16,978
      Realized gains (losses) on investments, net          37,418       30,837     (1,728)       (675)       38,782      17,858
      Net change in unrealized appreciation
        (depreciation) on investments                    (63,994)       39,368     (7,638)       6,484     (42,106)     107,904
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                (22,580)       75,140       1,553      15,071       19,338     142,740
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    17,642       24,065      28,435      23,815      271,558     171,764
      Transfers between funds  (note 2)                  (40,808)     (18,418)    (29,980)     (2,436)     (66,393)      87,699
      Surrenders and terminations, net                   (69,802)     (68,809)    (23,361)    (20,921)    (108,671)    (86,445)
      Rescissions                                           (406)        (400)       (430)     (1,142)      (6,391)     (3,283)
      Bonus (recapture)                                       203          235         351         260        2,265       1,487
      Contract maintenance charges (note 2)                 (252)        (200)       (101)        (71)        (335)       (476)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (93,423)     (63,527)    (25,086)       (495)       92,033     170,746
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                      (116,003)       11,613    (23,533)      14,576      111,371     313,486
 Net assets at beginning of period                        555,540      543,927     217,690     203,114    1,124,778     811,292
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $439,537      555,540     194,157     217,690    1,236,149   1,124,778
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    56

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                         FRANKLIN LARGE CAP     FRANKLIN MONEY MARKET    FRANKLIN REAL ESTATE
                                                       GROWTH SECURITIES FUND           FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(3,215)      (3,102)         873       1,007        2,461       1,041
      Realized gains (losses) on investments, net          16,886        3,499           -           -       49,531      67,553
      Net change in unrealized appreciation
        (depreciation) on investments                       2,235       28,016           -           1    (155,934)      18,384
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  15,906       28,413         873       1,008    (103,942)      86,978
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    10,944       27,067           7           3        8,125      44,589
      Transfers between funds  (note 2)                  (40,730)     (32,583)       (810)     (1,475)     (98,967)    (78,660)
      Surrenders and terminations, net                   (33,550)     (31,492)     (4,658)     (7,299)     (46,942)    (41,556)
      Rescissions                                           (285)        (812)           -           -        (250)     (1,128)
      Bonus (recapture)                                       104          315           -           -           66         550
      Contract maintenance charges (note 2)                 (168)        (107)        (15)        (19)         (84)       (160)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (63,685)     (37,612)     (5,476)     (8,790)    (138,052)    (76,365)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (47,779)      (9,199)     (4,603)     (7,782)    (241,994)      10,613
 Net assets at beginning of period                        341,776      350,975      31,583      39,365      548,475     537,862
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $293,997      341,776      26,980      31,583      306,481     548,475
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    57

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                           FRANKLIN RISING
                                                        DIVIDENDS SECURITIES      FRANKLIN SMALL CAP    FRANKLIN SMALL-MID CAP
                                                                FUND            VALUE SECURITIES FUND   GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $4,692      (4,308)     (2,269)     (2,515)      (4,666)     (4,890)
      Realized gains (losses) on investments, net          47,818       32,016      27,492      21,706       36,515      13,319
      Net change in unrealized appreciation
        (depreciation) on investments                    (77,137)       71,203    (30,984)       9,561      (6,906)       9,926
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                (24,627)       98,911     (5,761)      28,752       24,943      18,355
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    14,048       41,780       2,274       3,483        3,139      14,360
      Transfers between funds  (note 2)                  (94,045)     (54,060)    (29,812)    (28,512)     (22,709)    (29,261)
      Surrenders and terminations, net                   (68,098)     (64,800)    (19,262)    (13,411)     (32,635)    (29,875)
      Rescissions                                           (294)        (972)        (79)       (133)         (86)       (369)
      Bonus (recapture)                                        46          334          38          12           23         190
      Contract maintenance charges (note 2)                 (158)        (206)        (36)        (50)        (126)        (91)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                   (148,501)     (77,924)    (46,877)    (38,611)     (52,394)    (45,046)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                      (173,128)       20,987    (52,638)     (9,859)     (27,451)    (26,691)
 Net assets at beginning of period                        722,650      701,663     201,830     211,689      269,950     296,641
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $549,522      722,650     149,192     201,830      242,499     269,950
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                   58

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                        FRANKLIN TEMPLETON VIP
                                                           FOUNDING FUNDS           FRANKLIN U.S.        FRANKLIN ZERO COUPON
                                                          ALLOCATION FUND          GOVERNMENT FUND            2010 FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(90)            -      14,340      12,847        2,817       2,050
      Realized gains (losses) on investments, net            (57)            -     (3,628)     (3,921)        (423)       (740)
      Net change in unrealized appreciation
        (depreciation) on investments                       (528)            -      10,372       1,667        3,409       (534)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   (675)            -      21,084      10,593        5,803         776
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    18,368            -      25,101      31,586        5,206       5,522
      Transfers between funds  (note 2)                    24,944            -    (19,576)    (30,519)        (105)     (5,770)
      Surrenders and terminations, net                      (286)            -    (55,910)    (48,843)      (8,481)     (8,770)
      Rescissions                                           (571)            -       (291)     (1,042)        (187)        (74)
      Bonus (recapture)                                       186            -         231         292           72          83
      Contract maintenance charges (note 2)                    11            -       (194)       (192)         (17)        (23)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      42,652            -    (50,639)    (48,718)      (3,512)     (9,032)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         41,977            -    (29,555)    (38,125)        2,291     (8,256)
 Net assets at beginning of period                              -            -     459,275     497,400       88,620      96,876
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $41,977            -     429,720     459,275       90,911      88,620
                                                      --------------------------------------------------------------------------

                               See accompanying notes to financial statements
                                                    59

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                             J.P. MORGAN               J.P.
                                                                                     MORGAN U.S.
                                                           INTERNATIONAL        LARGE CAP CORE EQUITY    JENNISON 20/20 FOCUS
                                                      OPPORTUNITIES PORTFOLIO         PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(3)          (3)         (4)         (5)      (2,176)     (2,281)
      Realized gains (losses) on investments, net              24           38          17           7       22,051      15,039
      Net change in unrealized appreciation
        (depreciation) on investments                          16           71        (11)         101     (10,668)       (449)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      37          106           2         103        9,207      12,309
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                         -            -           -           -        1,651       3,299
      Transfers between funds  (note 2)                      (23)         (29)        (40)        (90)     (17,803)    (10,786)
      Surrenders and terminations, net                       (46)        (147)        (71)       (168)      (8,649)     (5,979)
      Rescissions                                               -            -           -           -         (52)        (86)
      Bonus (recapture)                                         -            -           -           -           30          41
      Contract maintenance charges (note 2)                     -            -           -         (1)         (30)        (25)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                        (69)        (176)       (111)       (259)     (24,853)    (13,536)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (32)         (70)       (109)       (156)     (15,646)     (1,227)
 Net assets at beginning of period                            523          593         705         861      126,736     127,963
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $491          523         596         705      111,090     126,736
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    60

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                          MUTUAL DISCOVERY          MUTUAL SHARES            OPCAP MID CAP
                                                          SECURITIES FUND          SECURITIES FUND            PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,771)      (4,890)     (3,157)     (3,862)        (419)        (63)
      Realized gains (losses) on investments, net          70,456       53,467      97,207      56,957        1,306         (7)
      Net change in unrealized appreciation
        (depreciation) on investments                       8,728       76,474    (80,557)      87,658        (391)         710
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  76,413      125,051      13,493     140,753          496         640
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                   125,184      102,731     257,489     184,568       15,115       5,598
      Transfers between funds  (note 2)                  (25,247)       36,403   (108,156)      78,740        1,983       8,365
      Surrenders and terminations, net                   (69,851)     (46,433)   (104,919)    (76,002)        (845)        (82)
      Rescissions                                         (2,487)      (2,039)     (6,829)     (3,529)        (331)        (96)
      Bonus (recapture)                                     1,538        1,123       2,467       1,683          222          58
      Contract maintenance charges (note 2)                 (256)        (144)       (272)       (238)          (6)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      28,881       91,641      39,780     185,222       16,138      13,843
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        105,294      216,692      53,273     325,975       16,634      14,483
 Net assets at beginning of period                        788,452      571,760   1,107,271     781,296       14,483           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $893,746      788,452   1,160,544   1,107,271       31,117      14,483
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    61

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                         OPPENHEIMER GLOBAL        OPPENHEIMER HIGH        OPPENHEIMER MAIN
                                                         SECURITIES FUND/VA        INCOME FUND/VA           STREET FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(1,184)      (1,951)       1,938       2,154      (1,369)     (1,161)
      Realized gains (losses) on investments, net          32,378       26,849       (180)           4       10,885       6,835
      Net change in unrealized appreciation
        (depreciation) on investments                    (20,473)        8,959     (2,414)         417      (5,099)      13,967
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  10,721       33,857       (656)       2,575        4,417      19,641
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                     2,154        3,177         321         465        1,636       2,015
      Transfers between funds  (note 2)                  (24,242)     (21,989)     (4,312)     (1,093)     (13,137)    (15,174)
      Surrenders and terminations, net                   (24,652)     (15,670)     (3,888)     (3,009)     (18,083)    (11,691)
      Rescissions                                            (69)         (33)         (4)         (4)         (30)        (58)
      Bonus (recapture)                                        20           21           5           4           15          10
      Contract maintenance charges (note 2)                 (135)         (73)         (8)         (9)         (54)        (65)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (46,924)     (34,567)     (7,886)     (3,646)     (29,653)    (24,963)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (36,203)        (710)     (8,542)     (1,071)     (25,236)     (5,322)
 Net assets at beginning of period                        241,736      242,446      38,259      39,330      164,300     169,622
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $205,533      241,736      29,717      38,259      139,064     164,300
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                     62

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                      PIMCO VIT
                                                         PIMCO VIT ALL ASSET     COMMODITYREALRETURN      PIMCO VIT EMERGING
                                                             PORTFOLIO           STRATEGY PORTFOLIO     MARKETS BOND PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                       $10,490        7,577       2,507       2,062        1,546       1,037
      Realized gains (losses) on investments, net             581          799       (671)       (317)          951         496
      Net change in unrealized appreciation
        (depreciation) on investments                         231      (3,420)      14,960     (5,729)      (1,092)         660
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                  11,302        4,956      16,796     (3,984)        1,405       2,193
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    15,673       45,189      15,508      28,735       10,332      12,323
      Transfers between funds  (note 2)                  (37,988)     (56,138)         445      14,011        (944)         293
      Surrenders and terminations, net                   (13,842)     (10,004)     (4,530)     (3,272)      (2,061)     (1,210)
      Rescissions                                           (562)      (1,317)       (393)       (680)        (317)       (278)
      Bonus (recapture)                                       288          802         237         370          174         187
      Contract maintenance charges (note 2)                  (49)         (40)        (18)        (21)          (3)         (4)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (36,480)     (21,508)      11,249      39,143        7,181      11,311
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (25,178)     (16,552)      28,045      35,159        8,586      13,504
 Net assets at beginning of period                        205,480      222,032      84,388      49,229       35,627      22,123
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $180,302      205,480     112,433      84,388       44,213      35,627
                                                      --------------------------------------------------------------------------

                               See accompanying notes to financial statements
                                                    63

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                        PIMCO VIT GLOBAL BOND    PIMCO VIT HIGH YIELD    PIMCO VIT REAL RETURN
                                                        PORTFOLIO (UNHEDGED)          PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $596          346       9,900       9,764        7,084       6,341
      Realized gains (losses) on investments, net             244        (166)         347         554      (3,537)       4,625
      Net change in unrealized appreciation
        (depreciation) on investments                       2,227          357     (7,396)       3,002       16,616    (14,338)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   3,067          537       2,851      13,320       20,163     (3,372)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    11,309       10,846      15,773      19,837       18,775      34,736
      Transfers between funds  (note 2)                    14,109        6,693    (31,201)    (18,983)     (24,751)    (43,935)
      Surrenders and terminations, net                    (2,201)        (969)    (15,650)    (14,433)     (17,777)    (15,124)
      Rescissions                                           (225)        (305)       (494)       (699)        (447)       (593)
      Bonus (recapture)                                       205          139         231         246          206         314
      Contract maintenance charges (note 2)                   (5)         (10)        (38)        (42)         (50)        (86)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      23,192       16,394    (31,379)    (14,074)     (24,044)    (24,688)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         26,259       16,931    (28,528)       (754)      (3,881)    (28,060)
 Net assets at beginning of period                         29,522       12,591     201,813     202,567      253,317     281,377
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $55,781       29,522     173,285     201,813      249,436     253,317
                                                      --------------------------------------------------------------------------

                               See accompanying notes to financial statements
                                                    64

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                         PIMCO VIT STOCKSPLUS
                                                         GROWTH AND INCOME         PIMCO VIT TOTAL          SELIGMAN GLOBAL
                                                             PORTFOLIO            RETURN PORTFOLIO       TECHNOLOGY PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007        2006         2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $1,143          487      14,974      12,361         (47)        (53)
      Realized gains (losses) on investments, net           1,242        1,145     (2,161)         498           45       (102)
      Net change in unrealized appreciation
        (depreciation) on investments                     (1,346)          937      19,947     (3,944)          344         598
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,039        2,569      32,760       8,915          342         443
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                       181          319      51,922      49,469            -           -
      Transfers between funds  (note 2)                   (1,984)      (1,857)    (22,574)     (8,008)        (194)       (190)
      Surrenders and terminations, net                    (2,281)      (1,717)    (48,315)    (31,912)        (691)       (369)
      Rescissions                                             (1)          (2)     (1,039)     (1,215)            -           -
      Bonus (recapture)                                         3            -         860         467            -           -
      Contract maintenance charges (note 2)                  (12)          (8)       (123)       (120)          (3)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (4,094)      (3,265)    (19,269)       8,681        (888)       (559)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (3,055)        (696)      13,491      17,596        (546)       (116)
 Net assets at beginning of period                         21,404       22,100     492,340     474,744        2,954       3,070
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $18,349       21,404     505,831     492,340        2,408       2,954
                                                      --------------------------------------------------------------------------



                               See accompanying notes to financial statements
                                                    65

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                SP STRATEGIC PARTNERS
                                                        SELIGMAN SMALLER-CAP       FOCUSED GROWTH          SP INTERNATIONAL
                                                          VALUE PORTFOLIO             PORTFOLIO            GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007         2006        2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      $(2,882)      (3,027)       (591)        (665)       (349)        (82)
      Realized gains (losses) on investments, net          24,738       21,817       2,749        3,939       5,479       2,980
      Net change in unrealized appreciation
        (depreciation) on investments                    (17,213)        9,108       1,111      (4,740)     (1,916)         641
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   4,643       27,898       3,269      (1,466)       3,214       3,539
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                     1,170        1,889         370          765         263         378
      Transfers between funds  (note 2)                  (20,010)     (24,284)     (4,819)      (8,278)       5,978     (1,997)
      Surrenders and terminations, net                   (18,945)     (13,110)     (2,835)      (2,358)     (1,875)     (1,270)
      Rescissions                                            (36)         (16)         (2)         (44)         (2)        (16)
      Bonus (recapture)                                        12            5           5           15           3           2
      Contract maintenance charges (note 2)                  (48)         (49)        (11)          (7)         (5)         (6)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                    (37,857)     (35,565)     (7,292)      (9,907)       4,362     (2,909)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (33,214)      (7,667)     (4,023)     (11,373)       7,576         630
 Net assets at beginning of period                        159,979      167,646      30,769       42,142      21,901      21,271
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $126,765      159,979      26,746       30,769      29,477      21,901
                                                      --------------------------------------------------------------------------



                               See accompanying notes to financial statements
                                                    66

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                 TEMPLETON DEVELOPING
                                                           TEMPLETON ASSET       MARKETS SECURITIES        TEMPLETON FOREIGN
                                                           STRATEGY FUND                FUND               SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007         2006        2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $2,576          987       1,948      (2,452)       2,090     (1,214)
      Realized gains (losses) on investments, net           3,572        1,341      73,177       36,528      51,002      17,151
      Net change in unrealized appreciation
        (depreciation) on investments                     (4,781)          685       4,432       37,740       5,188      59,983
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   1,367        3,013      79,557       71,816      58,280      75,920
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                         3            2       7,803       39,807      17,459      33,822
      Transfers between funds  (note 2)                     (462)        (202)    (62,469)     (51,767)    (35,142)     (3,380)
      Surrenders and terminations, net                    (2,844)      (2,898)    (33,336)     (25,683)    (55,227)    (49,314)
      Rescissions                                               -            -       (112)        (958)       (665)       (742)
      Bonus (recapture)                                         -            -          77          583         133         381
      Contract maintenance charges (note 2)                   (5)          (5)       (107)         (93)       (214)       (180)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                     (3,308)      (3,103)    (88,144)     (38,111)    (73,656)    (19,413)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,941)         (90)     (8,587)       33,705    (15,376)      56,507
 Net assets at beginning of period                         16,958       17,048     351,001      317,296     459,162     402,655
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $15,017       16,958     342,414      351,001     443,786     459,162
                                                      --------------------------------------------------------------------------

                               See accompanying notes to financial statements
                                                    67

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                          TEMPLETON GLOBAL         TEMPLETON GROWTH         VAN KAMPEN LIT
                                                       INCOME SECURITIES FUND      SECURITIES FUND       ENTERPRISE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007         2006        2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $192          504     (2,756)      (2,314)         (2)         (2)
      Realized gains (losses) on investments, net             995          841      71,050       40,882        (14)        (17)
      Net change in unrealized appreciation
        (depreciation) on investments                       2,249        1,801    (66,815)       92,505          34          29
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   3,436        3,146       1,479      131,073          18          10
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):
      Purchase payments                                    16,305            -     195,669      134,478           -           -
      Transfers between funds  (note 2)                    42,634        (474)    (89,312)       18,153        (23)         (9)
      Surrenders and terminations, net                    (5,874)      (4,770)    (79,585)     (64,040)        (32)        (41)
      Rescissions                                           (352)            -     (4,416)      (2,555)           -           -
      Bonus (recapture)                                       221            -       1,719        1,200           -           -
      Contract maintenance charges (note 2)                  (13)         (13)       (291)        (170)           -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting
           from contract transactions                      52,921      (5,257)      23,784       87,066        (55)        (50)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         56,357      (2,111)      25,263      218,139        (37)        (40)
 Net assets at beginning of period                         27,726       29,837     844,951      626,812         186         226
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $84,083       27,726     870,214      844,951         149         186
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements
                                                    68

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006
  (IN THOUSANDS)
                                                                                    VAN KAMPEN LIT
                                                        VAN KAMPEN LIT GROWTH     STRATEGIC GROWTH
                                                        AND INCOME PORTFOLIO          PORTFOLIO                  TOTAL
                                                      --------------------------------------------------------------------------
                                                         2007         2006        2007         2006        2007        2006
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:

      Investment income (loss), net                            $-          (4)        (78)        (100)    (11,931)    (41,667)

      Realized gains (losses) on investments, net              61          124         181           36   1,447,938     815,362
      Net change in unrealized appreciation

        (depreciation) on investments                        (47)           20         496          114   (867,050)   1,192,661
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets

          from operations                                      14          140         599           50     568,957   1,966,356
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (Note 5):

      Purchase payments                                         -            -           -            -   3,258,668   3,231,136

      Transfers between funds  (note 2)                      (18)         (88)       (736)        (688) (1,282,366)   (367,573)

      Surrenders and terminations, net                       (64)        (192)     (1,038)        (648) (1,816,606) (1,257,235)

      Rescissions                                               -            -           -            -    (82,542)    (82,781)

      Bonus (recapture)                                         -            -           -            -      39,790      41,811

      Contract maintenance charges (note 2)                     -            -         (2)          (4)     (5,229)     (4,303)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
resulting

           from contract transactions                        (82)        (280)     (1,776)      (1,340)     111,715   1,561,055
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (68)        (140)     (1,177)      (1,290)
                                                                                                            680,672   3,527,411

 Net assets at beginning of period                          1,043        1,183       5,196        6,486  19,169,315  15,641,904
                                                      --------------------------------------------------------------------------

 Net assets at end of period                                 $975        1,043       4,019        5,196  19,849,987  19,169,315
                                                      --------------------------------------------------------------------------


                               See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2007

1.  ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Allianz Investment Management, LLC, Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, OpCap Advisors, LLC, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., LLC, Van Kampen Life Investment Trust and William Blair & Company LLC, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers and Specialist Manager for each portfolio are listed in the following table.

     PORTFOLIO                                     INVESTMENT ADVISER            SPECIALIST MANAGER \ ADVISER
     AIM V.I. Capital Appreciation Fund            AIM Advisors, Inc.            N\A
     AIM V.I. Core Equity Fund                     AIM Advisors, Inc.            N\A
     AIM V.I. International Growth Fund            AIM Advisors, Inc.            N\A
     Alger American Growth Portfolio               Fred Alger Management, Inc.   N\A
     Alger American Leveraged AllCap Portfolio     Fred Alger Management, Inc.   N\A
     Alger American MidCap Growth Portfolio        Fred Alger Management, Inc.   N\A
     Alger American Small Capitalization Portfolio Fred Alger Management, Inc.   N\A
     AZL AIM International Equity Fund *           Allianz Investment            A I M Capital Management, Inc.
                                                   Management, LLC
     AZL Columbia Technology Fund *                Allianz Investment            Columbia Management Advisors,
                                                   Management, LLC               LLC
     AZL Davis NY Venture Fund *                   Allianz Investment            Davis Selected Advisers, L.P.
                                                   Management, LLC
     AZL Dreyfus Founders Equity Growth Fund *     Allianz Investment            Founders Asset Management, LLC
                                                   Management, LLC
     AZL Dreyfus Premier Small Cap Value Fund *    Allianz Investment            The Dreyfus Corporation
                                                   Management, LLC
     AZL First Trust Target Double Play Fund       Allianz Investment            First Trust, Inc.
                                                   Management, LLC
     AZL Franklin Small Cap Value Fund *           Allianz Investment            Franklin Advisory Services LLC
                                                   Management, LLC
     AZL Fusion Balanced Fund                      Allianz Investment            Allianz Investment Management,
                                                   Management, LLC               LLC
     AZL Fusion Growth Fund                        Allianz Investment            Allianz Investment Management,
                                                   Management, LLC               LLC
     AZL Fusion Moderate Fund                      Allianz Investment            Allianz Investment Management,
                                                   Management, LLC               LLC
     AZL Jennison 20/20 Focus Fund *               Allianz Investment            Jennison Associates LLC
                                                   Management, LLC
     AZL Jennison Growth Fund *                    Allianz Investment            Jennison Associates LLC
                                                   Management, LLC
     AZL Legg Mason Growth Fund *                  Allianz Investment            Legg Mason Funds Management,
                                                   Management, LLC               Inc.
     AZL Legg Mason Value Fund *                   Allianz Investment            Legg Mason Funds Management,
                                                   Management, LLC               Inc.
     AZL LMP Large Cap Growth Fund *               Allianz Investment            Legg Mason Funds Management,
                                                   Management, LLC               Inc.
     AZL Money Market Fund *                       Allianz Investment            Prudential Investment
                                                   Management, LLC               Management, Inc.
     AZL NACM International Fund                   Allianz Investment            Nicholas Applegate Management,
                                                   Management, LLC               Inc.
     AZL Neuberger Berman Regency Fund *           Allianz Investment            Neuberger Berman Management
                                                   Management, LLC               Inc.
     AZL OCC Opportunity Fund *                    Allianz Investment            Oppenheimer Capital, LLC
                                                   Management, LLC
     AZL OCC Value Fund *                          Allianz Investment            Oppenheimer Capital, LLC
                                                   Management, LLC
     AZL Oppenheimer Global Fund *                 Allianz Investment            OppenheimerFunds, Inc.
                                                   Management, LLC
     AZL Oppenheimer International Growth Fund *   Allianz Investment            OppenheimerFunds, Inc.
                                                   Management, LLC
     AZL Oppenheimer Main Street Fund *            Allianz Investment            OppenheimerFunds, Inc.
                                                   Management, LLC
     AZL PIMCO Fundamental IndexPLUS Total Return  Allianz Investment            Pacific Investment Management
     Fund *                                        Management, LLC               Company



                                       70

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

     1. ORGANIZATION (CONTINUED)
     PORTFOLIO                                     INVESTMENT ADVISER            SPECIALIST MANAGER \ ADVISER
     AZL S&P 500 Index Fund                        Allianz Investment            The Dreyfus Corporation
                                                   Management, LLC
     AZL Schroder Emerging Markets                 Allianz Investment            Schroder Management
     Equity Fund CL 1                              Management, LLC
     AZL Schroder Emerging Markets                 Allianz Investment            Schroder Management
     Equity Fund CL 2                              Management, LLC
     AZL Schroder International Small              Allianz Investment            Schroder Management
     Cap Fund                                      Management, LLC
     AZL Small Cap Stock Index Fund                Allianz Investment
                                                   Management, LLC               The Dreyfus Corporation
     AZL TargetPLUS Balanced Fund                  Allianz Investment
                                                   Management, LLC               The Dreyfus Corporation
     AZL TargetPLUS Equity Fund                    Allianz Investment
                                                   Management, LLC               The Dreyfus Corporation
     AZL TargetPLUS Growth Fund                    Allianz Investment
                                                   Management, LLC               The Dreyfus Corporation
     AZL TargetPLUS Moderate Fund                  Allianz Investment
                                                   Management, LLC               The Dreyfus Corporation
     AZL Turner Quantitative Small Cap Growth Fund Allianz Investment
                                                   Management, LLC               Turner Investment Partners
     AZL Van Kampen Comstock Fund *+               Allianz Investment
                                                   Management, LLC               Van Kampen Asset Management, Inc.
     AZL Van Kampen Equity and Income Fund *+      Allianz Investment
                                                   Management, LLC               Van Kampen Asset Management, Inc
     AZL Van Kampen Global Franchise Fund *+       Allianz Investment
                                                   Management, LLC               Van Kampen Asset Management, Inc
     AZL Van Kampen Global Real Estate Fund *+     Allianz Investment
                                                   Management, LLC               Van Kampen Asset Management, Inc
     AZL Van Kampen Growth and Income Fund  *+     Allianz Investment
                                                   Management, LLC               Van Kampen Asset Management, Inc.
     AZL Van Kampen Mid Cap Growth Fund *+         Allianz Investment
                                                   Management, LLC               Van Kampen Investment Advisory Corp.
     Davis VA Financial Portfolio                  Davis Selected Advisers, LP   N\A
     Davis VA Real Estate Portfolio                Davis Selected Advisers, LP   N\A
     Davis VA Value Portfolio                      Davis Selected Advisers, LP   N\A
     Dreyfus IP Small Cap Stock Index Portfolio *  The Dreyfus Corporation       N\A
     Dreyfus Stock Index Fund *                    The Dreyfus Corporation       N\A
     Franklin Global Communications
     Securities Fund *                             Franklin Advisers, Inc.       N\A
     Franklin Growth and Income Securities Fund *  Franklin Advisers, Inc.       N\A
     Franklin High Income Securities Fund *        Franklin Advisers, Inc.       N\A
     Franklin Income Securities Fund *             Franklin Advisers, Inc.       N\A
     Franklin Large Cap Growth Securities Fund *   Franklin Advisers, Inc.       N\A
     Franklin Money Market Fund *                  Franklin Advisers, Inc.       N\A
     Franklin Real Estate Fund *                   Franklin Advisers, Inc.       N\A
     Franklin Rising Dividends Securities Fund *   Franklin Advisory Services,
                                                   LLC                           N\A
     Franklin Small Cap Value Securities Fund *    Franklin Advisory Services,
                                                   LLC                           N\A
     Franklin Small-Mid Cap Growth
     Securities Fund *                             Franklin Advisers, Inc.       N\A
     Franklin Templeton VIP Founding
     Funds Allocation Fund                         Franklin Advisers, Inc.       N\A
     Franklin U.S. Government Fund *               Franklin Advisory Services,
                                                   LLC                           N\A
     Franklin Zero Coupon 2010 Fund                Franklin Advisers, Inc.       N\A
     J.P. Morgan International                     J.P. Morgan Investment
      Opportunities Portfolio                      Management Inc.               N\A
     J.P. Morgan U.S. Large Cap Core
     Equity Portfolio                              J.P. Morgan Investment
                                                   Management Inc.               N\A
     Jennison 20/20 Focus Portfolio *              Prudential Investments Fund
                                                   Management, LLC               N/A
     Mutual Discovery Securities Fund *            Franklin Mutual Advisers, LLC N\A
     Mutual Shares Securities Fund *               Franklin Mutual Advisers, LLC N\A
     OpCap Mid Cap Portfolio                       OpCap Advisors, LLC           N\A
     Oppenheimer Global Securities Fund/VA         OppenheimerFunds, Inc.        N\A
     Oppenheimer High Income Fund/VA               OppenheimerFunds, Inc.        N\A
     Oppenheimer Main Street Fund/VA               OppenheimerFunds, Inc.        N\A
     PIMCO VIT All Asset Portfolio                 Pacific Investment Management
                                                   Company                       N\A
     PIMCO VIT CommodityRealReturn                 Pacific Investment Management
     Strategy Portfolio                            Company                       N\A

                                       71

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

     1. ORGANIZATION (CONTINUED)
     PORTFOLIO                                     INVESTMENT ADVISER            SPECIALIST MANAGER \ ADVISER
     PIMCO VIT Emerging Markets Bond Portfolio+    Pacific Investment Management
                                                   Company                       N\A
     PIMCO VIT Global Bond Portfolio (Unhedged)+   Pacific Investment Management
                                                   Company                       N\A
     PIMCO VIT High Yield Portfolio +              Pacific Investment Management
                                                   Company                       N\A
     PIMCO VIT Real Return Portfolio +             Pacific Investment Management
                                                   Company                       N\A
     PIMCO VIT StocksPLUS Growth and               Pacific Investment Management
     Income Portfolio +                            Company                       N\A
     PIMCO VIT Total Return Portfolio +            Pacific Investment Management
                                                   Company                       N\A
     Seligman Global Technology Portfolio          J & W Seligman & Co. Inc.     N\A
     Seligman Smaller-Cap Value Portfolio          J & W Seligman & Co. Inc.     N\A
     SP Strategic Partners Focused Growth          Prudential Investments Fund
     Portfolio *                                   Management , LLC              N\A
     SP International Growth Portfolio *           William Blair & Company, LLC  N\A
     Templeton Asset Strategy Fund *               Templeton Global Advisors
                                                   Limited                       N\A
     Templeton Developing Markets                  Templeton Asset Management
     Securities Fund *                             Ltd.                          N\A
     Templeton Foreign Securities Fund *           Franklin Advisers, Inc.       N\A
     Templeton Global Income Securities Fund *     Franklin Advisers, Inc.       N\A
     Templeton Growth Securities Fund *            Templeton Global Advisors
                                                   Limited                       N\A
     Van Kampen LIT Enterprise Portfolio           Van Kampen Asset Management,
                                                   Inc.                          N\A
     Van Kampen LIT Growth and Income Portfolio    Van Kampen Asset Management,
                                                   Inc.                          N\A
     Van Kampen LIT Strategic Growth Portfolio*    Van Kampen Asset Management,
                                                   Inc.                          N\A

*   Portfolio contains class 2 shares which assess 12b-1 fees.
+ The investment adviser of this fund is an affiliate of Allianz Life and is paid an investment management fee by the fund.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the portfolios after the 4 PM Eastern market close.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Three Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to Valuemark II, Valuemark III, Allianz Valuemark IV, Allianz Rewards, and Allianz Alterity deferred annuity contract owners. Fixed Period Accounts are available to Allianz High Five and Allianz High Five Bonus contract owners. A Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, Allianz Valuemark IV, Allianz Rewards, Allianz Alterity, Allianz High Five, Allianz High Five Bonus, and Allianz Vision deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts, including the guaranteed minimum rate of return on the Fixed Account of 3%, are part of the general obligations of Allianz Life and are not included in the Variable Account.

Certain of the sub-accounts invest in Investment Options that invest in various forms of fixed income securities, including mortgage backed securities. These types of securities may present a variety of potential risks, including credit risk, extension and prepayment risk, and interest rate risk. Recently, certain types of mortgage backed securities, such as structured investment vehicles
(SIVs), subprime mortgage backed bonds, and commercial paper backed by mortgage backed securities have experienced losses as a result of defaults on underlying mortgages and a lack of liquidity. These securities have also been subject to price declines resulting from lack of a trading market for the securities. As a result of the lack of liquidity, it is possible that certain securities may become more difficult to value. It is possible that these types of securities may continue to experience price declines as a result of defaults and lack of liquidity.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INVESTMENTS (CONTINUED)

Available investment options, including the date the investment option was available for each product, as of December 31, 2007 are listed in the following table.

                                ALLIANZ    ALLIANZ    ALLIANZ    ALLIANZ    ALLIANZ    ALLIANZ    VALUEMARK    ALLIANZ    ALLIANZ
                               ALTERITY  CONNECTIONS HIGH FIVE  HIGH FIVE   HIGH FIVE  REWARDS     III & III  VALUEMARK   VISION
PORTFOLIO                                                         BONUS        L
AZL AIM International
 Equity Fund                   5/1/2002  11/12/2007  10/25/2002  5/3/2004   5/2/2005   5/1/2002     5/1/2002   5/1/2002     5/1/2007
AZL Columbia Tecknology Fund   11/6/2001 11/12/2007  10/25/2002  5/3/2004   5/2/2005   11/5/2001    11/5/2001  11/5/2001    5/1/2007
AZL Davis NY Venture Fund      11/6/2001 11/12/2007  10/25/2002  5/3/2004   5/2/2005   11/5/2001    11/5/2001  11/5/2001    5/1/2007
AZL Dreyfus Founders Equity
 Growth Fund                   11/6/2001 11/12/2007  10/25/2002  5/3/2004   5/2/2005   11/5/2001    11/5/2001  11/5/2001    5/1/2007
AZL Dreyfus Premier Small
 Cap Value Fund                5/3/2004  11/12/2007  5/3/2004    5/3/2004   5/2/2005   5/3/2004     5/3/2004   5/3/2004     5/1/2007
AZL First Trust Target
 Double Play Fund             12/28/2006 11/12/2007  12/28/2006  12/28/2006 12/28/2006 12/28/2006   12/28/2006 12/28/2006   5/1/2007
AZL Franklin Small Cap
 Value Fund                   5/1/2003  11/12/2007   5/1/2003    5/3/2004   5/2/2005   5/1/2003     5/1/2003   5/1/2003     5/1/2007
AZL Fusion Balanced Fund      5/2/2005  11/12/2007   5/2/2005    5/2/2005   5/2/2005   5/2/2005     5/2/2005   5/2/2005     5/1/2007
AZL Fusion Growth Fund        5/2/2005  11/12/2007   5/2/2005    5/2/2005   5/2/2005   5/2/2005     5/2/2005   5/2/2005     5/1/2007
AZL Fusion Moderate Fund      5/2/2005  11/12/2007   5/2/2005    5/2/2005   5/2/2005   5/2/2005     5/2/2005   5/2/2005     5/1/2007
AZL Jennison 20/20 Focus Fund 5/2/2005  11/12/2007   5/2/2005    5/2/2005   5/2/2005   5/2/2005     5/2/2005   5/2/2005     5/1/2007
AZL Jennison Growth Fund      5/2/2005  11/12/2007   5/2/2005    5/2/2005   5/2/2005   5/2/2005     5/2/2005   5/2/2005     5/1/2007
AZL Legg Mason Growth Fund    5/1/2002  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/1/2002     5/1/2002   5/1/2002     5/1/2007
AZL Legg Mason Value Fund     11/6/2001 11/12/2007   10/25/2002  5/3/2004   5/2/2005   11/5/2001    11/5/2001  11/5/2001    5/1/2007
AZL LMP Large Cap Growth Fund 5/1/2002  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/1/2002     5/1/2002   5/1/2002     5/1/2007
AZL Money Market Fund         2/1/2000  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/5/2001     11/5/2001  11/5/2001    5/1/2007
AZL NACM International Fund   5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007     5/1/2007   5/1/2007     5/1/2007
AZL Neuberger Berman Regency
 Fund                         5/1/2006  11/12/2007   5/1/2006    5/1/2006   5/1/2006   5/1/2006    5/1/2006    5/1/2006     5/1/2007
AZL OCC Opportunity Fund      5/1/2002  11/12/2007   5/1/2002    5/1/2004   5/2/2005   5/1/2002    5/1/2002    5/1/2002     5/1/2007
AZL OCC Value Fund            11/6/2001 11/12/2007   10/25/2002  5/3/2004   5/2/2005   11/5/2001   11/5/2001   11/5/2001    5/1/2007
AZL Oppenheimer Global Fund   5/3/2004  11/12/2007   5/3/2004    5/3/2004   5/2/2005   5/3/2004    5/3/2004    5/3/2004     5/1/2007
AZL Oppenheimer International
 Growth Fund                  11/6/2001 11/12/2007   10/25/2002  5/3/2004   5/2/2005   11/5/2001   11/5/2001   11/5/2001    5/1/2007
AZL Oppenheimer Main
 Street Fund                  5/3/2004  11/12/2007   5/3/2004    5/3/2004   5/2/2005   5/3/2004    5/3/2004    5/3/2004     5/1/2007
AZL PIMCO Fundamental
IndexPLUS Total Return Fund   5/1/2006  11/12/2007   5/1/2006    5/1/2006   5/1/2006   5/1/2006    5/1/2006    5/1/2006     5/1/2007
AZL S&P 500 Index Fund        5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007    5/1/2007    5/1/2007     5/1/2007
AZL Schroder Emerging Markets
 Equity Fund CL 2             5/1/2006  11/12/2007   5/1/2006    5/1/2006   5/1/2006   5/1/2006    5/1/2006    5/1/2006     5/1/2007
AZL Schroder International
 Small Cap Fund               5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007    5/1/2007    5/1/2007     5/1/2007
AZL Small Cap Stock Index
 Fund                         5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007    5/1/2007    5/1/2007     5/1/2007
AZL TargetPLUS Balanced Fund  5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007    5/1/2007    5/1/2007     5/1/2007
AZL TargetPLUS Equity Fund    5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007    5/1/2007    5/1/2007     5/1/2007
AZL TargetPLUS Growth Fund    5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007    5/1/2007    5/1/2007     5/1/2007
AZL TargetPLUS Moderate Fund  5/1/2007  11/12/2007   5/1/2007    5/1/2007   5/1/2007   5/1/2007    5/1/2007    5/1/2007     5/1/2007
AZL Turner Quantitative Small
 Cap Growth Fund              5/2/2005  11/12/2007   5/2/2005    5/2/2005   5/2/2005   5/2/2005    5/2/2005    5/2/2005     5/1/2007
AZL Van Kampen Comstock Fund  5/1/2001  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/1/2001    5/1/2001    5/1/2001     5/1/2007
AZL Van Kampen Equity and
 Income Fund                  5/3/2004  11/12/2007   5/3/2004    5/3/2004   5/2/2005   5/3/2004    5/3/2004    5/3/2004     5/1/2007

                                       74

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INVESTMENTS (CONTINUED)

                                ALLIANZ    ALLIANZ    ALLIANZ    ALLIANZ    ALLIANZ    ALLIANZ    VALUEMARK    ALLIANZ    ALLIANZ
                               ALTERITY  CONNECTIONS HIGH FIVE  HIGH FIVE   HIGH FIVE  REWARDS     III & III  VALUEMARK   VISION
PORTFOLIO                                                         BONUS        L
AZL Van Kampen Global
 Franchise Fund               5/1/2003  11/12/2007   5/1/2003    5/3/2004   5/2/2005   5/1/2003    5/1/2003    5/1/2003     5/1/2007
AZL Van Kampen Global Real
 Estate Fund                  5/1/2006  11/12/2007   5/1/2006    5/1/2006   5/1/2006   5/1/2006    5/1/2006    5/1/2006     5/1/2007
AZL Van Kampen Growth and
 Income Fund                  5/1/2001  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/1/2001   5/1/2001     5/1/2001     5/1/2007
AZL Van Kampen Mid Cap
 Growth Fund                  5/1/2001  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/1/2001   5/1/2001     5/1/2001     5/1/2007
Davis VA Financial
Portfolio                     2/1/2000  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/5/2000   5/1/2002     5/1/2002     5/1/2007
Franklin Global Communications
 Securities Fund              11/5/2001 11/12/2007   10/25/2002  5/3/2004   5/2/2005   11/5/2001  1/24/1989    2/3/1997     5/1/2007
Franklin High Income
 Securities Fund              11/5/2001 11/12/2007   10/25/2002  5/3/2004   5/2/2005   11/5/2001  1/24/1989    2/3/1997     5/1/2007
Franklin Income Securities
 Fund                         11/5/2001 11/12/2007   10/25/2002  5/3/2004   5/2/2005   11/5/2001  1/24/1989    2/3/1997     5/1/2007
Franklin Templeton VIP Founding
 Funds Allocation Fund        9/25/2007 11/12/2007   9/25/2007   9/25/2007  9/25/2007  9/25/2007  9/25/2007    9/25/2007    5/1/2007
Franklin U.S. Government Fund 2/1/2000  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/5/2000   3/14/1989    2/3/1997     5/1/2007
Franklin Zero Coupon 2010 Fund11/5/2001 11/12/2007   10/25/2002  5/3/2004   5/2/2005   11/5/2001  3/14/1989    2/3/1997     5/1/2007
Mutual Discovery Securities
 Fund                         2/1/2000  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/5/2000   11/8/1996    2/3/1997     5/1/2007
Mutual Shares Securities Fund 2/1/2000  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/5/2000   11/8/1996    2/3/1997     5/1/2007
OpCap Mid Cap Portfolio       5/1/2006  11/12/2007   5/1/2006    5/1/2006   5/1/2006   5/1/2006   5/1/2006     5/1/2006     5/1/2007
PIMCO VIT All Asset Portfolio 5/3/2004  11/12/2007   5/3/2004    5/3/2004   5/2/2005   5/3/2004   5/3/2004     5/3/2004     5/1/2007
PIMCO VIT CommodityRealReturn
 Strategy Portfolio           5/2/2005  11/12/2007   5/2/2005    5/2/2006   5/2/2005   5/2/2005   5/2/2005     5/2/2005     5/1/2007
PIMCO VIT Emerging Markets
 Bond Portfolio               5/2/2005  11/12/2007   5/2/2005    5/2/2006   5/2/2005   5/2/2005   5/2/2005     5/2/2005     5/1/2007
PIMCO VIT Global Bond
 Portfolio (Unhedged)         5/2/2005  11/12/2007   5/2/2005    5/2/2006   5/2/2005   5/2/2005   5/2/2005     5/2/2005     5/1/2007
PIMCO VIT High Yield
 Portfolio                    2/1/2000  11/12/2007   10/25/2002  5/3/2004   5/2/2005   5/5/2000   11/5/2001    11/5/2001    5/1/2007
PIMCO VIT Real Return
 Portfolio                    5/1/2003  11/12/2007   5/1/2003    5/3/2004   5/2/2005   5/1/2003   5/1/2003     5/1/2003     5/1/2007
PIMCO VIT Total Return
 Portfolio                    2/1/2000  11/12/2007  10/25/2002   5/3/2004   5/2/2005   5/5/2000   11/5/2001    11/5/2001    5/1/2007
Templeton Global Income
 Securities Fund             11/5/2001  11/12/2007  10/25/2002   5/3/2004   5/2/2005   11/5/2001  1/27/1992    2/3/1997     5/1/2007
Templeton Growth Securities
 Fund                        2/1/2000   11/12/2007  10/25/2002   5/3/2004   5/2/2005   5/5/2000   3/15/1994    2/3/1997     5/1/2007

                                       75

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INVESTMENTS (CONTINUED)

During the years ended December 31, 2007 and 2006, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

CURRENT PORTFOLIO NAME                                  PRIOR PORTFOLIO NAME                          EFFECTIVE DATE
AZL AIM Basic Value Fund                                USAZ AIM Basic Value Fund                     May 1, 2006
AZL AIM International Equity Fund                       USAZ AIM International Equity Fund            May 1, 2006
AZL Davis NY Venture Fund                               USAZ Davis NY Venture Fund                    May 1, 2006
AZL Dreyfus Founders Equity Growth Fund                 USAZ Dreyfus Founders Equity Growth Fund      May 1, 2006
AZL Dreyfus Premier Small Cap Value Fund                USAZ Dreyfus Premier Small Cap Value Fund     May 1, 2006
AZL Franklin Small Cap Value Fund                       USAZ Franklin Small Cap Value Fund            May 1, 2006
AZL Fusion Balanced Fund                                USAZ Fusion Balanced Fund                     May 1, 2006
AZL Fusion Growth Fund                                  USAZ Fusion Growth Fund                       May 1, 2006
AZL Fusion Moderate Fund                                USAZ Fusion Moderate Fund                     May 1, 2006
AZL Jennison 20/20 Focus Fund                           USAZ Jennison 20/20 Focus Fund                May 1, 2006
AZL Jennison Growth Fund                                USAZ Jennison Growth Fund                     May 1, 2006
AZL Legg Mason Growth Fund                              USAZ Legg Mason Growth Fund                   May 1, 2006
AZL Legg Mason Value Fund                               USAZ Legg Mason Value Fund                    May 1, 2006
AZL Money Market Fund                                   USAZ Money Market Fund                        May 1, 2006
AZL OCC Renaissance Fund                                USAZ OCC Renaissance Fund                     May 1, 2006
AZL OCC Value Fund                                      USAZ OCC Value Fund                           May 1, 2006
AZL Oppenheimer Emerging Growth Fund                    USAZ Oppenheimer Emerging Growth Fund         May 1, 2006
AZL Oppenheimer Emerging Technologies Fund              USAZ Oppenheimer Emerging Technologies Fund   May 1, 2006
AZL Oppenheimer Global Fund                             USAZ Oppenheimer Global Fund                  May 1, 2006
AZL Oppenheimer International Growth Fund               USAZ Oppenheimer International Growth Fund    May 1, 2006
AZL Oppenheimer Main Street Fund                        USAZ Oppenheimer Main Street Fund             May 1, 2006
AZL Salomon Brothers Large Cap Growth Fund              USAZ Salomon Brothers Large Cap Growth Fund   May 1, 2006
AZL Salomon Brothers Small Cap Growth Fund              USAZ Salomon Brothers Small Cap Growth Fund   May 1, 2006
AZL Van Kampen Aggressive Growth Fund                   USAZ Van Kampen Aggressive Growth Fund        May 1, 2006
AZL Van Kampen Comstock Fund                            USAZ Van Kampen Comstock Fund                 May 1, 2006
AZL Van Kampen Emerging Growth Fund                     USAZ Van Kampen Emerging Growth Fund          May 1, 2006
AZL Van Kampen Equity and Income Fund                   USAZ Van Kampen Equity and Income Fund        May 1, 2006
AZL Van Kampen Global Franchise Fund                    USAZ Van Kampen Global Franchise Fund         May 1, 2006
AZL Van Kampen Growth and Income Fund                   USAZ Van Kampen Growth and Income Fund        May 1, 2006
AZL Van Kampen Mid Cap Growth Fund                      USAZ Van Kampen Mid Cap Growth Fund           May 1, 2006
AZL Columbia Technology Fund                            AZL Oppenheimer Emerging Technologies Fund    July 7, 2006
AZL OCC Opportunity Fund                                AZL Oppenheimer Emerging Growth Fund          August 28, 2006
AZL LMP Large Cap Growth Fund *                         AZL Salomon Brothers Large Cap Growth Fund    September 26, 2006
AZL LMP Small Cap Growth Fund *                         AZL Salomon Brothers Small Cap Growth Fund    September 26, 2006
AZL Van Kampen Strategic Growth Fund                    AZL Van Kampen Emerging Growth Fund           November 5, 2006
AZL Turner Quantitative Small Cap Growth Fund           AZL LMP Small Cap Growth Fund                 June 26, 2007
AZL Schroder Emerging Markets Equity Fund CL 2          AZL Oppenheimer Developing Markets Fund       December 7, 2007

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INVESTMENTS (CONTINUED)

During the years ended December 31, 2007 and 2006, several portfolios were closed to new money. The portfolio names and effective date of the closures are summarized in the following table.

PORTFOLIO                                               DATE CLOSED
Franklin Real Estate Fund                               May 1, 2006
Franklin Rising Dividends Securites Fund                May 1, 2006
Franklin Small-Mid Cap Growth Securities Fund           May 1, 2006
Templeton Developing Markets Securities Fund            May 1, 2006

During the years ended December 31, 2007 and 2006, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.

CLOSED PORTFOLIO                                         RECEIVING PORTFOLIO                             DATE MERGED
AIM V.I. Premier Equity Fund                             AIM V.I. Core Equity Fund                       May 1, 2006

AIM V.I. Growth Fund                                     AIM V.I. Capital Appreciation Fund              May 1, 2006
AZL Aim Basic Value Fund                                 AZL Van Kampen Comstock Fund                    9/21/2007
AZL Van Kampen Strategic Equity Growth Fund              AZL Dreyfus Founders Equity Growth Fund         9/21/2007
AZL OCC Renaissance Fund                                 AZL OCC Value Fund                              9/21/2007
AZL Van Kampen Aggressive Growth Fund                    AZL Van Kampen Mid Growth Fund                  9/21/2007


CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.


PREMIUM BONUS

A premium bonus is awarded to the contract owner of the Allianz Rewards and Allianz High Five Bonus products at the time of deposit. The bonus paid is based on the following schedule.


                                         ALLIANZ REWARDS     ALLIANZ HIGH
                                                              FIVE BONUS

     NET DEPOSIT                           BONUS PAID         BONUS PAID
     $15,000 to 24,999                         4%                 3%
     $25,000 to 99,999                         5%                 4%
     $100,000 to 999,999                       6%                 5%
     $1,000,000 to 4,999,999                   7%                 6%
     $5,000,000 or more                        8%                 7%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The bonus is vested over three years, therefore if the contract owner surrenders the policy before the full vesting period a portion of the bonus can be lost. The accumulated gain/loss on the bonus is 100% vested as it is earned. The vesting rates are presented in the following schedule.


                                      ALLIANZ REWARDS   ALLIANZ HIGH FIVE
                                      BONUS

     MONTHS FOLLOWING DEPOSIT          AMOUNT VESTED      AMOUNT VESTED
     0 to 12                                0%                  0%
     13 to 24                               35%                35%
     25 to 36                               70%                70%
     37+                                   100%                100%


EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge and an administrative charge are deducted from the Variable Account based on invested assets. The charges, on an annual basis, are summarized in the following table.

                                                                      Mortality and Expense        Administrative
CONTRACT                                                                   RISK CHARGE                 CHARGE
Allianz Alterity Enhanced - Option 1                                          1.75%                     0.15%
Allianz Alterity Enhanced - Option 3                                          1.65%                     0.15%
Allianz Alterity Enhanced - Option 4                                          1.80%                     0.15%
Allianz Alterity Enhanced - Option 5                                          2.25%                     0.15%
Allianz Alterity Optional - Option 1                                          1.55%                     0.15%
Allianz Alterity Optional - Option 2                                          1.75%                     0.15%
Allianz Alterity Optional - Option 3                                          1.65%                     0.15%
Allianz Alterity Optional - Option 4                                          1.85%                     0.15%
Allianz Alterity Optional - Option 5                                          2.30%                     0.15%
Allianz Alterity Traditional - Option 1                                       1.25%                     0.15%
Allianz Alterity Traditional - Option 2                                       1.45%                     0.15%
Allianz Alterity Traditional - Option 3                                       1.35%                     0.15%
Allianz Alterity Traditional - Option 4                                       1.55%                     0.15%
Allianz Alterity Traditional - Option 5                                       2.05%                     0.15%
Allianz Charter - Traditional                                                 1.00%                     0.15%
Allianz Charter - Enhanced                                                    1.20%                     0.15%
Allianz Charter II - Option 1                                                 1.75%                     0.00%
Allianz Charter II - Option 2                                                 2.05%                     0.00%
Allianz Charter II - Option 3                                                 2.05%                     0.00%
Allianz Charter II - Option 4                                                 1.95%                     0.00%
Allianz Charter II - Option 5                                                 2.20%                     0.00%
Allianz Charter II - Option 6                                                 2.25%                     0.00%
Allianz Charter II - Option 7                                                 2.45%                     0.00%
Allianz Charter II - Option 8                                                 2.65%                     0.00%
Allianz Charter II - Option 9                                                 2.70%                     0.00%
Allianz Dimensions - Option 1                                                 1.50%                     0.00%
Allianz Dimensions - Option 2                                                 1.70%                     0.00%
Allianz Dimensions - Option 3                                                 1.80%                     0.00%
Allianz Dimensions - Option 4                                                 2.00%                     0.00%
Allianz Dimensions - Option 5                                                 1.70%                     0.00%
Allianz Dimensions - Option 6                                                 1.90%                     0.00%
Allianz Elite Traditional - Option 1                                          1.00%                     0.15%
Allianz Elite Traditional - Option 2                                          1.05%                     0.15%

Allianz Elite Traditional - Option 3                                          1.10%                     0.15%


                                       78

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


     EXPENSES (CONTINUED)
Allianz Elite Traditional - Option 4                                          1.15%                     0.15%
Allianz Elite Traditional - Option 5                                          1.35%                     0.15%
Allianz Elite Traditional - Option 6                                          1.40%                     0.15%
Allianz Elite Traditional - Option 7                                          1.45%                     0.15%
Allianz Elite Traditional -Option 8                                           1.50%                     0.15%
Allianz Elite Traditional - Option 9                                          1.70%                     0.15%
Allianz Elite Traditional - Option 10                                         1.75%                     0.15%
Allianz Elite Traditional - Option 11                                         1.80%                     0.15%
Allianz Elite Traditional - Option 12                                         1.85%                     0.15%
Allianz Elite Traditional - Option 13                                         2.05%                     0.15%
Allianz Elite Traditional - Option 14                                         2.10%                     0.15%
Allianz Elite Traditional - Option 15                                         2.15%                     0.15%
Allianz Elite Traditional - Option 16                                         2.20%                     0.15%
Allianz Elite Enhanced - Option 1                                             1.30%                     0.15%
Allianz Elite Enhanced - Option 2                                             1.35%                     0.15%
Allianz Elite Enhanced - Option 3                                             1.40%                     0.15%
Allianz Elite Enhanced - Option 4                                             1.45%                     0.15%
Allianz Elite Enhanced - Option 5                                             1.65%                     0.15%
Allianz Elite Enhanced - Option 6                                             1.70%                     0.15%
Allianz Elite Enhanced - Option 7                                             1.75%                     0.15%
Allianz Elite Enhanced - Option 8                                             1.80%                     0.15%
Allianz Elite Enhanced - Option 9                                             1.90%                     0.15%
Allianz Elite Enhanced - Option 10                                            1.95%                     0.15%
Allianz Elite Enhanced - Option 11                                            2.00%                     0.15%
Allianz Elite Enhanced - Option 12                                            2.05%                     0.15%
Allianz Elite Enhanced - Option 13                                            2.25%                     0.15%
Allianz Elite Enhanced - Option 14                                            2.30%                     0.15%
Allianz Elite Enhanced - Option 15                                            2.35%                     0.15%
Allianz Elite Enhanced - Option 16                                            2.40%                     0.15%
Allianz High Five - Traditional                                               1.40%                     0.00%
Allianz High Five - Enhanced                                                  1.60%                     0.00%
Allianz High Five Bonus - Traditional                                         1.55%                     0.15%
Allianz High Five Bonus - Enhanced                                            1.75%                     0.15%
Allianz High Five L - Option 1                                                1.65%                     0.00%
Allianz High Five L - Option 2                                                1.75%                     0.00%
Allianz High Five L - Option 3                                                1.85%                     0.00%
Allianz High Five L - Option 4                                                1.95%                     0.00%
Allianz Rewards Enhanced - Option 1                                           1.70%                     0.15%
Allianz Rewards Enhanced - Option 2                                           1.80%                     0.15%
Allianz Rewards Enhanced - Option 3                                           2.00%                     0.15%
Allianz Rewards Enhanced - Option 4                                           1.85%                     0.15%
Allianz Rewards Enhanced - Option 5                                           2.00%                     0.15%
Allianz Rewards Enhanced - Option 6                                           2.45%                     0.15%
Allianz Rewards Enhanced - Option 7                                           1.90%                     0.15%
Allianz Rewards Enhanced - Option 8                                           2.40%                     0.15%
Allianz Rewards Traditional - Option 1                                        1.50%                     0.15%
Allianz Rewards Traditional - Option 2                                        1.80%                     0.15%
Allianz Rewards Traditional - Option 4                                        1.55%                     0.15%
Allianz Rewards Traditional - Option 5                                        1.75%                     0.15%
Allianz Rewards Traditional - Option 6                                        2.25%                     0.15%
Allianz Rewards Traditional - Option 7                                        1.70%                     0.15%
Allianz Rewards Traditional - Option 8                                        2.20%                     0.15%
Allianz Valuemark II                                                          1.25%                     0.15%
Allianz Valuemark III                                                         1.25%                     0.15%
Allianz Valuemark Income Plus                                                 1.25%                     0.15%


                                       79

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)
Allianz Valuemark IV - Option 1                                               1.34%                     0.15%
Allianz Valuemark IV - Option 2                                               1.64%                     0.15%
Allianz Valuemark IV - Option 3                                               1.44%                     0.15%
Allianz Valuemark IV - Option 4                                               1.74%                     0.15%
Allianz Valuemark IV - Option 5                                               1.60%                     0.15%
Allianz Valuemark IV - Option 6                                               1.90%                     0.15%
Allianz Valuemark IV - Option 7                                               1.90%                     0.15%
Allianz Valuemark IV - Option 8                                               1.75%                     0.15%
Allianz Valuemark IV - Option 9                                               2.00%                     0.15%
Allianz Valuemark IV - Option 10                                              2.05%                     0.15%
Allianz Vision Bonus - Option 1                                               1.70%                     0.15%
Allianz Vision Bonus - Option 2                                               2.00%                     0.15%
Allianz Vision Bonus - Option 3                                               2.40%                     0.15%
Allianz Vision Bonus - Option 4                                               2.70%                     0.15%
Allianz Vision Bonus - Option 5                                               2.55%                     0.15%
Allianz Vision Bonus - Option 6                                               2.85%                     0.15%
Allianz Vision Bonus - Option 7                                               2.50%                     0.15%
Allianz Vision Bonus - Option 8                                               2.80%                     0.15%
Allianz Vision Bonus - Option 9                                               2.65%                     0.15%
Allianz Vision Bonus - Option 10                                              2.95%                     0.15%
Allianz Vision B - Option 1                                                   1.40%                     0.15%
Allianz Vision B - Option 2                                                   1.70%                     0.15%
Allianz Vision B - Option 3                                                   2.10%                     0.15%
Allianz Vision B - Option 4                                                   2.40%                     0.15%
Allianz Vision B - Option 5                                                   2.25%                     0.15%
Allianz Vision B - Option 6                                                   2.55%                     0.15%
Allianz Vision B - Option 7                                                   2.20%                     0.15%
Allianz Vision B - Option 8                                                   2.50%                     0.15%

Allianz Vision B - Option 9                                                   2.35%                     0.15%
Allianz Vision B - Option 10                                                  2.65%                     0.15%
Allianz Vision L - Option 1                                                   1.65%                     0.15%
Allianz Vision L - Option 2                                                   1.95%                     0.15%
Allianz Vision L - Option 3                                                   2.35%                     0.15%
Allianz Vision L - Option 4                                                   2.65%                     0.15%
Allianz Vision L - Option 5                                                   2.50%                     0.15%
Allianz Vision L - Option 6                                                   2.80%                     0.15%
Allianz Vision L - Option 7                                                   2.45%                     0.15%
Allianz Vision L - Option 8                                                   2.75%                     0.15%
Allianz Vision L - Option 9                                                   2.60%                     0.15%
Allianz Vision L - Option 10                                                  2.90%                     0.15%
Allianz Connections R - Option 1                                              1.15%                     0.15%
Allianz Connections R - Option 2                                              1.45%                     0.15%
Allianz Connections R - Option 3                                              1.95%                     0.15%
Allianz Connections R - Option 4                                              2.25%                     0.15%
Allianz Connections R - Option 5                                              2.10%                     0.15%
Allianz Connections R - Option 6                                              2.40%                     0.15%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The M&E charge and administrative charge for Allianz Alterity can be summarized as follows:

The currently offered Allianz Alterity Base Contract provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), where the death benefit is the greater of current contract value or total purchase payments adjusted for partial withdrawals. If an owner so chooses, they can instead select either the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The currently offered Allianz Alterity Contract also provides an optional PRIME Plus Benefit, which includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The PRIME Plus Benefit provides guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income.

There are also two older versions of the Allianz Alterity Contract that are no longer offered for sale. The May 2003 Contract was replaced by the currently offered Contract in May 2006. The primary difference between May 2003 Contract and the currently offered Contract is that the May 2003 Contracts offered a choice of either the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or the Enhanced PRIME Benefit (where the guaranteed values are based on the greater of:
a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%). Both PRIME Benefits included a GMIB and a GPWB. The Original Contract was first offered in January 2000 and was replaced by the May 2003 Contract. The Original Contract automatically provided a Traditional GMIB, or owners could select the optional Enhanced GMIB for an additional charge.

                                 Charges for                 Charges for                  Charges for a
                                 an Original     Charges     a Currently                Currently Offered
                                   Contract      for an     Offered Base    May 2003    Contract with the
                                    (which      Original    Contract and    Contract        PRIME Plus
                                   includes     Contract      May 2003      with the     Benefit and May
                                     the          with        Contract     Traditional    2003 Contract
(INCLUDES 0.15% OF               Traditional    Enhanced      without a       PRIME     with the Enhanced
ADMINISTRATIVE CHARGE)              GMIB)         GMIB      PRIME Benefit    Benefit      PRIME Benefit
-------------------------------- ------------- ------------ -------------- ------------ -------------------
-------------------------------- ------------- ------------ -------------- ------------ -------------------
Traditional GMDB                    1.40%         1.70%         1.50%         1.70%           2.20%
                                 (Traditional   (Optional   (Traditional   (Traditional   (Traditional -
                                 - Option 1)   - Option 1)   - Option 3)   - Option 4)      Option 5)
Earnings Protection GMDB            1.60%         1.90%         1.80%         2.00%           2.45%
                                 (Traditional   (Optional    (Optional -    (Optional      (Optional -
                                  -Option 2)   - Option 2)    Option 3)    - Option 4)      Option 5)
Enhanced GMDB                       1.70%         1.90%         1.80%         1.95%            2.40%
                                 (Optional -    (Enhanced    (Enhanced -    (Enhanced       (Enhanced -
                                  Option 1)    - Option 1)    Option 3)    - Option 4)      Option 5)


The M&E charge and administrative charge for Allianz Rewards can be summarized as follows:

The currently offered Allianz Rewards Base Contract provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), where the death benefit is the greater of current contract value or total purchase payments adjusted for partial withdrawals. If an owner so chooses, they can instead select the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB). Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. The currently offered Allianz Rewards Contract also provides an optional PRIME Plus Benefit, which includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The PRIME Plus Benefit provides guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income. The guaranteed income is based on the greater of: (a) current contract value, (b) the highest contract anniversary value, or (c) total purchase payments adjusted for partial withdrawals increased annually by 7%

There are also three older versions of the Allianz Rewards Contract that are no longer offered for sale. The Original Contract was first offered in May 2000. The primary difference between the Original Contract and the currently offered Contract is the mortality and expense risk (M&E) charge for the Original Contract without any optional benefits is lower than the currently offered Contract, and the Original Contract also offered a choice of either the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or Enhanced PRIME Benefit (where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%). Both PRIME Benefits included a GMIB and a GPWB. The September 2002 Contract without any optional benefits had the same M&E charge as the Original Contract, but the September 2002 Contract only offered an Enhanced GMIB and did not offer a PRIME Benefit. The May 2003 Contract replaced both the Original Contract and the September 2002 Contract. The May 2003 Contract also offered a choice of either the Traditional PRIME Benefit or Enhanced PRIME Benefit, but the charge for these features was higher than for the Original Contract.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

                                                                                                  Charges for
                                                                              Charges             a Currently
                                                                               for a                Offered
                                                                             Currently              Contract
                                                                              Offered               with the
                                Charges    Charges               Charges       Base     Charges   lPRIME Plus
                     Charges    for an     for an     Charges    for a       Contract   for a     Benefit and
                     for an     Original   Original   for a      September    and May   May 2003   a May 2003
                     Original   Contract   Contract   September  2002          2003     Contract    Contract
  (INCLUDES 0.15%    Contract   with the   with the   2002       Contract    Contract   with the    with the
         OF          without a  TraditionalEnhanced   Contract   with the    without a  Traditiona  Enhanced
   ADMINISTRATIVE    PRIME      PRIME      PRIME      without    Enhanced      PRIME    PRIME        PRIME
      CHARGE)         Benefit    Benefit    Benefit    the GMIB     GMIB      Benefit    Benefit    Benefit
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Traditional GMDB      1.65%   1.85%      2.35%      1.65%      1.95%         1.70%    1.90%        2.40%
                     (Traditiona(Traditiona(Traditiona(Traditiona(Traditiona(Traditional(Tradition(Traditional-Option
                         1)         7)         8)         1)         2)         4)         5)          6)
  Enhanced GMDB         1.85%   2.05%      2.55%      1.95%      2.15%         2.00%    2.15%        2.60%
                     (Enhanced-O(Enhanced-O(Enhanced-O(Enhanced-O(Enhanced-O(Enhanced-Op(Enhanced-(Enhanced-Option
                         1)         7)         8)         2)         3)         4)         5)          6)

The M&E charge and administrative charge for Allianz Charter can be summarized as follows:

Allianz Charter was launched in January 1999 and sales were discontinued in May 2003. The Charter contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments less partial withdrawals. For an additional charge, the owner could instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the current contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value.

                                Charges (INCLUDES A
                               0.15% ADMINISTRATIVE
                                      CHARGE)
                            ----------------------------
                            ----------------------------
Traditional GMDB                       1.15%

 Enhanced GMDB                         1.35%

The M&E charge for Allianz Charter II can be summarized as follows:

Allianz Charter II was launched in May 2003 and sales were discontinued in May 2006. The Charter II contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead elect either the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the optional Earnings Protections Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or
b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value.

The Charter II contract also offered a choice of the Traditional PRIME Benefit or Enhanced PRIME Benefit. The PRIME Benefits include a Guaranteed Partial Withdrawal Benefit (GPWB) and a Guaranteed Minimum Income Benefit (GMIB). The PRIME Benefits provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB.

                                 Charges
                               Contracts
                               without a
                                 PRIME          Contracts with the       Contracts with the
            Benefit Traditional PRIME Benefit Enhanced PRIME Benefit
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
 Traditional GMDB                  1.75%                1.95%                    2.45%
                               (Option 1)           (Option 4)               (Option 7)
 Enhanced GMDB                    2.05%                2.20%                    2.65%
                               (Option 2)           (Option 5)               (Option 8)
 Earnings Protection GMDB         2.05%                2.25%                    2.70%
                               (Option 3)           (Option 6)               (Option 9)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The M&E charge for Allianz Dimensions can be summarized as follows:

Allianz Dimensions was launched in March 2001 and sales were discontinued in May 2002. The Dimensions contract automatically provided a Return of Principal Guaranteed Minimum Death Benefit (Return of Principal GMDB) where the death benefit is based on the greater of contract value or total purchase payments less partial withdrawals. For an additional charge, the owner could instead elect either the optional Double Principal Guaranteed Minimum Death Benefit (Double Principal GMDB), or the Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Double Principal GMDB the death benefit is the greater of: a) current contract value, b) the highest contract anniversary value, or c) after the fifth Contract Anniversary, double total purchase payments adjusted for partial withdrawals. Under the Earnings Protection GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value.

The Dimensions contract also offered Guaranteed Value Protection (GVP) through the Guaranteed Principal Protector Benefit (GPP Benefit) or the Guaranteed Performance Accumulator Benefit (GPA Benefit). The GPP Benefit guaranteed the return of principal adjusted for withdrawals. The GPA Benefit locked in gains every ten years, with the minimum guarantee of two times the principal adjusted for withdrawals at the 20th Contract Anniversary.

The Dimensions contract also included a pay only with performance provision. If the contract earns less than a 10% gross return (prior to the mortality and expense risk charge) in one year, the owner does not have to pay a GVP charge. If the contract earns greater than a 10% gross return in one year, the owner will pay an additional 2% to 3% GVP charge.

                              Return of         Double
                              Principal        Principal       Earnings
                                GMDB             GMDB      Protection GMDB
----------------------------------------------------------------------------
----------------------------------------------------------------------------
  GPP Benefit  or no GVP        1.50%            1.80%     1.70% (Option 5)
                             (Option 1)       (Option 3)
  GPA Benefit               1.70% (Option        2.00%     1.90% (Option 6)
                                  2)          (Option 4)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007



2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)


The M&E charge for Allianz Elite can be summarized as follows:

Allianz Elite was launched in September of 2006 and sales were discontinued December 31, 2007. Allianz Elite featured a decreasing M&E charge. The M&E charge will decrease 0.05% each year for three years beginning in the third contract year, until it has decreased by a total of 0.15% by the fifth contract year. Allianz Elite also offered the optional Short Withdrawal Charge Option that reduced the withdrawal charge period from seven years to four years. The Short Withdrawal Charge Option carries an additional M&E charge of 0.35% for the first seven contract years.

Allianz Elite automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional 0.30% M&E charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%.

Allianz Elite also offered the optional PRIME Plus Benefit which carries an additional M&E charge. The PRIME Plus Benefit is the only optional benefit that can be selected after the contract is issued and it includes a Guaranteed Partial Withdrawal Benefit (GPWB) and a Guaranteed Minimum Income Benefit
(GMIB). The PRIME Plus Benefit provides a guarantee on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB.

                                     Charges
                                                                                             Contracts with
                                                                                            Short Withdrawal
                       Contracts with        Contracts with the                             Charge Option and
                         no optional          Short Withdrawal       Contracts with the      the PRIME Plus
                          benefits              Charge Option        PRIME Plus Benefit*        Benefit*
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Traditional GMDB            1.15%           1.50% decreasing to      1.85% decreasing      2.20% decreasing
                        decreasing to        1.00% by the 7th         to 1.70% by the       to 1.70% by the
                        1.00% by the       contract anniversary        5th contract          7th contract
                        5th contract                                    anniversary           anniversary
                         anniversary

 Enhanced GMDB              1.45%           1.80% decreasing to      2.05% decreasing      2.40% decreasing
                        decreasing to        1.30% by the 7th         to 1.90% by the       to 1.90% by the
                        1.30% by the       contract anniversary        5th contract          7th contract
                        5th contract                                    anniversary           anniversary
                         anniversary


*Assumes the PRIME Plus Benefit is selected at contract issue.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The M&E charge for Allianz High 5 can be summarized as follows:

The Allianz High 5 February 2007 Contract automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High 5 also automatically provides Living Guarantees unless the owner elects otherwise at Contract issue. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit
(GMIB) and the Guaranteed Withdrawal Benefit (GWB). There are no additional fees or charges associated with the Living Guarantees. However, we monitor the Contract Value daily and systematically transfer amounts between the selected Investment Options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw Contract Value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GAV Benefit guarantees that beginning on your fifth Contract Anniversary, and on each subsequent Contract Anniversary until the Contract terminates or you begin receiving Annuity Payments, your Contract Value will be at least equal to an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the Purchase Payments received within 90 days of Contract issue. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current Contract Value. The GAV Benefit does not provide any protection until the fifth and subsequent Contract Anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

There are also three older versions of the Allianz High 5 Contract. The Original Contract first became available on September 20, 2002. The Original Contract issued before June 22, 2007 is no longer offered for sale, however, the Original Contract issued on or after June 22, 2007 is still for sale in the state of Washington. The primary difference between the February 2007 Contract and the Original Contract is the Original Contract had fewer restrictions on the availability of certain features and benefits. The May 2005 Contract was replaced by the February 2007 Contract. The primary difference between the February 2007 Contract and the May 2005 Contract is the M&E charge.

                              February 2007 Contract
                                        and                May 2005 Contract and
                                 Original Contract           Original Contract
                                issued on or after        issued before June 22,
                                   June 22, 2007                    2007
                            ----------------------------------------------------
                            ----------------------------------------------------
Traditional GMDB                       1.25%                        1.40%

 Enhanced GMDB                         1.45%                        1.60%



The M&E charge and administrative charge for Allianz High 5 Bonus can be summarized as follows:

The Allianz High 5 Bonus May 2007 Contract automatically provides a bonus of 3% to 7% on each Purchase Payment received before age 81. The bonus is subject to a three year vesting schedule. The High 5 Bonus Contracts also automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

Allianz High 5 Bonus also automatically provides Living Guarantees. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit (GMIB) and the Guaranteed Withdrawal Benefit
(GWB). There are no additional fees or charges associated with the Living

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Guarantees. However, we monitor the Contract Value daily and systematically transfer amounts between your selected Investment Options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw Contract Value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GAV Benefit guarantees that beginning on your fifth Contract Anniversary, and on each subsequent Contract Anniversary until the Contract terminates or you begin receiving Annuity Payments, your Contract Value will be at least equal to an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the Purchase Payments received within 90 days of Contract issue. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current Contract Value. The GAV Benefit does not provide any protection until the fifth and subsequent Contract Anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

There are also two older versions of the Allianz High 5 Bonus Contract. The Original Contract first became available on April 30, 2004. The May 2005 Contract is being replaced by the May 2007 Contract. The primary difference between the May 2007 Contract and the Original and May 2005 Contracts are the length of the withdrawal charge period. Original and May 2005 Contracts have a ten-year withdrawal charge period and the May 2007 Contract has a nine-year withdrawal charge period. The primary difference between the Original Contract and May 2005 Contract is that Original Contracts have no waiting period on the exercise of the GWB and there are no restrictions on allocations of Purchase Payments to the FPAs.

  (INCLUDES A 0.15%
  ADMINISTRATIVE CHARGE)              Charges
--------------------------------------------------------
--------------------------------------------------------
Traditional GMDB                       1.70%

 Enhanced GMDB                         1.90%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)


The M&E charge for Allianz High 5 L can be summarized as follows:

Allianz High 5 L May 2007 Contract automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High 5 L also offers optional Living Guarantees. The Living Guarantees include the Guaranteed Withdrawal Benefit (GWB) and either the Guaranteed Principal Value Benefit (GPV Benefit) or the Guaranteed Account Value Benefit (GAV Benefit). There are no additional fees or charges if you select the Living Guarantees with the GPV Benefit, however, there is an additional charge for selecting the GAV Benefit. In addition, we monitor the Contract Value daily and systematically transfer amounts between your selected Investment Options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw Contract Value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GPV and GAV Benefits guarantee that beginning on your fifth Contract Anniversary, and on each subsequent Contract Anniversary until the Contract terminates or you begin receiving Annuity Payments, your Contract Value will be at least equal to an amount we call the Guaranteed Principal Value (GPV) or Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GPV and GAV are initially equal to the Purchase Payments received within 90 days of Contract issue. The GPV is recalculated on each Contract Anniversary to equal the previous GPV adjusted for subsequent Purchase Payments and partial withdrawals. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current Contract Value. The GPV and GAV Benefits do not provide any protection until the fifth and subsequent Contract Anniversaries, and the GAV does not lock in any investment gains until at least five years after they occur. The GWB guarantees a minimum level of income through partial withdrawals.

There is also an older version of the Allianz High 5 L Contract that is still available in some states. The Original Contract first became available on April 29, 2005. The primary difference between the May 2007 Contract and the Original Contract is the length of the withdrawal charge period. The Original Contract had a three-year withdrawal charge period and the May 2007 Contract has a four-year withdrawal charge period.

                                                           Charges
                                              Traditional GMDB    Enhanced GMDB
                                             -----------------------------------
                                             -----------------------------------
No Living Guarantees or Living Guarantees           1.65%               1.85%
with the GPV Benefit
 Living Guarantees with the GAV Benefit             1.75%               1.95%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The M&E charge and administrative charge for Allianz Valuemark II and Allianz Valuemark III can be summarized as follows:

Allianz Valuemark II was launched in January 1989 and sales were discontinued in June 1994. Allianz Valuemark III was launched in June 1994 and sales were discontinued in February 1997. The Valuemark II and Valuemark III Contracts automatically provided a death benefit of the contract value less any withdrawal charge, or the greater of: a) total purchase payments less partial withdrawals increased by 5% each year, or b) the highest Contract Value from any sixth Contract Anniversary.

                                Charges (INCLUDES A
                               0.15% ADMINISTRATIVE
                                      CHARGE)
                            ----------------------------
                            ----------------------------
Valuemark II                           1.40%

 Valuemark III                         1.40%



The M&E charge and administrative charge for Allianz Valuemark IV can be summarized as follows:

The Valuemark IV contract was launched in February of 1997 (Original Contract). For Original Contracts that did not have an Enhanced Death Benefit Endorsement (EDB Endorsement) the death benefit was the Contract Value. Before July 1999 Original Contracts with an EDB Endorsement included Death Benefit Option 1(DB Option 1) where the death benefit is based on the contract value or the greater of: a) total purchase payments less partial withdrawals increased annually by 5%, or b) the highest Contract Value from any sixth Contract Anniversary. Beginning in July 1999 the owner could instead select Death Benefit Option 2 (DB Option 2) where the death benefit is based on the contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value. Beginning in November 2001 the owner could select for an additional charge Death Benefit Option 3 (DB Option 3) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The Original Contract also offered a choice of optional Guaranteed Minimum Income Benefits (GMIBs) for an additional charge. The GMIBs provide guaranteed minimum annuity payments during the annuity phase. GMIB Option 1 provided a GMIB value of the greater of a) total purchase payments adjusted for partial withdrawals increased annually by 5%, or b) the highest Contract Value from any sixth Contract Anniversary. GMIB Option 1 provided a GMIB value of the greater of a) total purchase payments adjusted for partial withdrawals, or b) the highest contract anniversary value.

The May 2003 Contract was launched in May 2003 and sales will be discontinued in May 2007. The May 2003 Contract replaced the Original Contract. The May 2003 Contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead elect either the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the Earnings Protections Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The May 2003 Contract also offered an optional Traditional GMIB for an additional charge where the GMIB value is total purchase payments adjusted for partial withdrawals.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

                                                Charges
                                                         May 2003     May 2003
                          Original                      Contracts     Contracts
                         Contracts        Original     without the    with the
  (INCLUDES A 0.15%      without a        Contracts    Traditional   Traditional
  ADMINISTRATIVE CHARGE     GMIB         with a GMIB       GMIB          GMIB
Without the EDB            1.49%            1.79%           -             -
Endorsement, or with DB
Option 1 or DB Option 2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DB Option 3                1.59%            1.89%           -             -

 Traditional GMDB             -              -            1.75%          1.90%

 Enhanced GMDB                -              -            2.05%          2.15%

Earnings Protection GMDB      -              -            2.05%          2.20%

The M&E charge and administrative charge for Allianz Valuemark Income Plus can be summarized as follows:

Allianz Valuemark Income Plus was launched in July 1994 and sales were discontinued in May 2007. The Valuemark Income Plus was an immediate single payment annuity.

                                Charges (INCLUDES A
                               0.15% ADMINISTRATIVE
                                      CHARGE)
                            ----------------------------
                            ----------------------------
Valuemark Income Plus                  1.40%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)
The M&E charge for Allianz Vision can be summarized as follows:

The Allianz Vision Base Contract provides a Traditional Death Benefit or the owner can instead select the Quarterly Value Death Benefit., which locks in the highest Contract Value from any Quarterly Anniversary. The Contract also allows the owner to select at issue either a Bonus Option (which provides a 6% bonus that is subject to a three year vesting schedule) or a Short Withdrawal Charge Option (which shortens the withdrawal charge period from seven years to four years). The Contract also offers selection of either the Lifetime Plus Benefit or Lifetime Plus II Benefit. These benefits are designed for those who want lifetime income and continued access to Contract Value. The primary difference between these benefits is the mortality and expense risk (M&E) charge for the benefit and the reset feature. The Lifetime Plus Benefit allows owners to reset the guaranteed value to equal the Contract Value if that would provide a greater guarantee. Under the Lifetime Plus II Benefit these resets are automatic.


                              Traditional Quarterly
                                Death Value Death
                                Benefit t Benefit
------------------------------------------------ -------------- --------------
------------------------------------------------ -------------- --------------
Base Contract                                        1.40%          1.70%
                                                     (xxx)          (xxx)
Contract with the Bonus Option                       1.70%          2.00%
                                                     (xxx)          (xxx)
Contract with the Short Withdrawal Charge            1.65%          1.95%
Option                                               (xxx)          (xxx)
Contract with the Lifetime Plus Benefit              2.10%          2.40%
(single Lifetime Plus Payments)                      (xxx)          (xxx)
Contract with the Lifetime Plus Benefit (joint       2.25%          2.55%
Lifetime Plus Payments)                              (xxx)          (xxx)
Contract with the Lifetime Plus II Benefit           2.20%          2.50%
(single Lifetime Plus Payments)                      (xxx)          (xxx)
Contract with the Lifetime Plus II Benefit           2.35%          2.65%
(joint Lifetime Plus Payments)                       (xxx)          (xxx)
Contract with the with the Bonus Option and          2.40%          2.70%
Lifetime Plus Benefit (single Lifetime Plus          (xxx)          (xxx)
Payments)
Contract with the with the Bonus Option and          2.55%          2.85%
Lifetime Plus Benefit (joint Lifetime Plus           (xxx)          (xxx)
Payments)
Contract with the with the Bonus Option and          2.50%          2.80%
Lifetime Plus II Benefit (single Lifetime Plus       (xxx)          (xxx)
Payments)
Contract with the with the Bonus Option and          2.65%          2.95%
Lifetime Plus II Benefit (joint Lifetime Plus        (xxx)          (xxx)
Payments)
Contract with the Short Withdrawal Charge            2.35%          2.65%
Option and Lifetime Plus Benefit (single             (xxx)          (xxx)
Lifetime Plus Payments)
Contract with the Short Withdrawal Charge            2.50%          2.80%
Option and Lifetime Plus Benefit (joint              (xxx)          (xxx)
Lifetime Plus Payments)
Contract with the Short Withdrawal Charge            2.45%          2.75%
Option and Lifetime Plus II Benefit (single          (xxx)          (xxx)
Lifetime Plus Payments)
Contract with the Short Withdrawal Charge            2.60%          2.90%
Option and Lifetime Plus II Benefit (joint           (xxx)          (xxx)
Lifetime Plus Payments)

The M&E charge for Allianz Connections can be summarized as follows:

The Allianz Connection Base Contract provides a Traditional Death Benefit or the owner can instead select the Quarterly Value Death Benefit., which locks in the highest Contract Value from any Quarterly Anniversary. The Contract also allows the owner to select the Lifetime Plus II Benefit, which is designed for those who want lifetime income and continued access to Contract Value.


                              Traditional Quarterly
                                Death Value Death
                                Benefit t Benefit
------------------------------------------------ -------------- --------------
------------------------------------------------ -------------- --------------
Base Contract                                        1.15%          1.45%
                                                     (xxx)          (xxx)
Contract with the Lifetime Plus II Benefit           1.95%          2.25%
(single Lifetime Plus Payments)                      (xxx)          (xxx)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


Contract with the Lifetime Plus II Benefit           2.10%          2.40%
(joint Lifetime Plus Payments)                       (xxx)          (xxx)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     CONTRACT BASED EXPENSES

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and Allianz Valuemark IV contracts; $40 for Allianz Alterity, Allianz Charter, Allianz Dimensions, Allianz High Five, Allianz High Five Bonus, Allianz High Five L and Allianz Rewards contracts; and $50 for Allianz Charter II, Elite, and Vision contracts. Contract maintenance charges paid by the contract owners during the years ended December 31, 2007 and 2006 were $5,229,000 and $4,303,000 respectively. These contract charges are reflected in the Statements of Changes in Net Assets as contract maintenance charges.

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Allianz Alterity, Allianz Charter II, Allianz Dimensions, Allianz Elite, Allianz High Five, Allianz High Five Bonus, Allianz High Five L, Allianz Rewards, Allianz Valuemark II, Allianz Valuemark III, Allianz Valuemark IV, and Allianz Vision deferred annuity contracts. Allianz Dimensions includes a nursing home waiver for withdrawal charges. The amount of the contingent deferred sales charge is shown below.

                        Contingent Deferred Sales Charge
   Years     Allianz  Allianz     Allianz   Allianz    Allianz   Allianz   Allianz     Allianz    Allianz     Allianz
   Since     Alterity Connections High      High       High      Rewards   Valuemark   Valuemark  Valuemark   Vision
  Payment                           Five    Five        Five L                 II         III         IV
                                              Bonus
------------ -------- ----------- --------- ---------- --------- --------- ----------- ---------- ----------- --------

    0-1        7%       8.50%        8%       8.50%       8%      8.50%        5%         6%          6%       8.50%
    1-2        6%       8.50%        8%       8.50%       7%      8.50%        5%         5%          6%       8.50%
    2-3        5%       7.50%        7%       8.50%       5%      8.50%        4%         4%          6%       7.50%
    3-4        4%       6.50%        6%       8.50%       0%      8.50%        3%         3%          5%       6.50%
    4-5        3%         5%         5%        8%         0%        8%       1.50%       1.50%        4%        5%
    5-6        2%         4%         4%        7%         0%        7%         0%         0%          3%        4%
    6-7        0%         3%         3%        6%         0%        6%         0%         0%          2%        3%
    7-8        0%         0%         0%        5%         0%        5%         0%         0%          0%        0%
    8-9        0%         0%         0%        4%         0%        4%         0%         0%          0%        0%
   9-10        0%         0%         0%        3%         0%        3%         0%         0%          0%        0%
   10 +        0%         0%         0%        0%         0%        0%         0%         0%          0%        0%

Total contingent deferred sales charges paid by the contract owners during the the years ended December 31, 2007 and 2006 were $34,201,903 and $23,383,698, respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, Allianz Valuemark IV, Allianz Alterity, Allianz Dimensions, Allianz High Five, Allianz Rewards, Allianz Charter II, Allianz High Five Bonus and Allianz High Five L deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year. Allianz Dimensions allows 10% of purchase payments to be withdrawn in contract years one to five and 20% of the purchase payments to be withdrawn after contract year five without penalty.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products, or 2% of the amount transferred, if less, for Valuemark II, Valuemark III, and Allianz Valuemark IV. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the years ended December 31, 2007 and 2006 were $7,035 and $5,375, respectively. Net transfers to/from the Fixed Accounts during the years ended December 31, 2007 and 2006 were $(1,282,366,000) and $(367,573,000), respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the contract owner and canceled within the free-look period, generally within 10 days.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CAPITALIZATION

Allianz Life may provide seed capital for the establishment of new portfolios as investment options of the Variable Account. The capitalization transactions were as follows during the years ended December 31, 2007 and 2006.

                                                             Capitalization      Date of
PORTFOLIO                                                       AMOUNT        CAPITALIZATION
AZL Neuberger Berman Regency Fund                                5,000,000       5/1/2006
AZL Oppenheimer Developing Markets Fund                         10,000,000       5/1/2006
AZL PIMCO Fundamental IndexPLUS Total Return Fund                5,000,000       5/1/2006
AZL Van Kampen Global Real Estate Fund                          10,000,000       5/1/2006
AZL First Trust Target Double Play Fund                            100,000      12/28/2006
AZL First Trust Target PLUS Equity                                 250,000      12/28/2006
AZL S&P 500 Index Fund                                          20,000,000       5/1/2007
AZL Small Cap Stock Index Fund                                  20,000,000       5/1/2007
AZL NACM International Fund                                     10,000,000       5/1/2007
AZL Schroder International Small Cap Fund                       10,000,000       5/1/2007
AZL TargetPLUS Balanced Fund                                     4,000,000       5/1/2007
AZL TargetPLUS Moderate Fund                                     6,000,000       5/1/2007
AZL TargetPLUS Growth Fund                                      10,000,000       5/1/2007

Allianz Life will generally begin to recapture seed capital after the investment option reaches $3,000,000 in market value, excluding seed money. A specific percentage of daily net premium that exceeds the $3,000,000 will be recaptured, so long as the trade activity for the day is in a buy position. The seed capital recapture activity was as follows during the year ended December 31, 2007 and 2006.

                                                          Seed        Realized       Remaining
                                                         Capital    Gain\Loss on   Seed Capital
                                                       Recaptured     Recapture
                                                       ------------------------------------------
                                                       ------------------------------------------
PORTFOLIO
AZL Neuberger Berman Regency Fund                        5,000,000       (399,601)             -
AZL Oppenheimer Developing Markets Fund                 10,000,000     (1,218,200)             -
AZL PIMCO Fundamental IndexPLUS Total Return Fund        5,000,000         495,192             -
AZL Van Kampen Global Real Estate Fund                  10,000,000       (140,132)             -
AZL First Trust Target Double Play Fund                    100,000           1,796             -
AZL First Trust Target PLUS Equity                         250,000           3,979             -
AZL S&P 500 Index Fund                                  20,000,000         154,680             -
AZL Small Cap Stock Index Fund                           9,351,103        (23,279)    10,648,897
AZL NACM International Fund                              4,934,885          45,614     5,065,115
AZL Schroder International Small Cap Fund                8,463,883       (167,117)     1,563,117
AZL TargetPLUS Balanced Fund                             4,000,000          16,737             -
AZL TargetPLUS Moderate Fund                             6,000,000          84,889             -
AZL TargetPLUS Growth Fund                              10,000,000         255,346             -
                                                       ------------------------------------------
                                                       ------------------------------------------
                          Total                        $93,099,871      ($890,096)    17,250,129
                                                       ------------------------------------------


3.      FEDERAL INCOME TAXES

     Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life.

     Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

4.  PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                                                   COST OF         PROCEEDS FROM
                                                                                  PURCHASES           SALES
                                                                              -------------------------------------
     AIM V.I. Capital Appreciation Fund                                                      21              3,634
     AIM V.I. Core Equity Fund                                                               73              1,937
     AIM V.I. International Growth Fund                                                      16                933
     Alger American Growth Portfolio                                                         91              2,032
     Alger American Leveraged AllCap Portfolio                                                4                728
     Alger American MidCap Growth Portfolio                                               1,221              2,964
     Alger American Small Capitalization Portfolio                                            -                108
     AZL AIM Basic Value Fund                                                            34,032            199,988
     AZL AIM International Equity Fund                                                  175,535            113,057
     AZL Columbia Technology Fund                                                        78,708             36,355
     AZL Davis NY Venture Fund                                                          100,079            107,188
     AZL Dreyfus Founders Equity Growth Fund                                            222,044             59,504
     AZL Dreyfus Premier Small Cap Value Fund                                            27,916             31,952
     AZL First Trust Target Double Play Fund                                            114,292             26,606
     AZL Franklin Small Cap Value Fund                                                  110,257            127,038
     AZL Fusion Balanced Fund                                                           173,193             97,193
     AZL Fusion Growth Fund                                                             452,978            261,207
     AZL Fusion Moderate Fund                                                           342,093            190,705
     AZL Jennison 20/20 Focus Fund                                                      106,508             71,335
     AZL Jennison Growth Fund                                                            29,785             22,809
     AZL Legg Mason Growth Fund                                                         144,594             59,043
     AZL Legg Mason Value Fund                                                           38,813             71,113
     AZL LMP Large Cap Growth Fund                                                       16,123             43,630
     AZL Money Market Fund                                                              997,539            808,700
     AZL NACM International Fund                                                          9,249              2,586
     AZL Neuberger Berman Regency Fund                                                   60,183             38,413
     AZL OCC Opportunity Fund                                                            77,012             57,638
     AZL OCC Renaissance Fund                                                           113,335            391,698
     AZL OCC Value Fund                                                                 379,976            128,129
     AZL Oppenheimer Global Fund                                                         60,795             64,575
     AZL Oppenheimer International Growth Fund                                          153,211             86,109
     AZL Oppenheimer Main Street Fund                                                    48,809             35,303
     AZL PIMCO Fundamental IndexPLUS Total Return Fund                                    6,765              4,043
     AZL S&P 500 Index Fund                                                              39,773             11,721
     AZL Schroder Emerging Markets Equity Fund CL 1                                       1,051                742
     AZL Schroder Emerging Markets Equity Fund CL 2                                     170,398             65,619
     AZL Schroder International Small Cap Fund                                           15,619              4,548
     AZL Small Cap Stock Index Fund                                                      15,576              3,050
     AZL TargetPLUS Balanced Fund                                                        13,772              2,829
     AZL TargetPLUS Equity Fund                                                         115,975             29,423
     AZL TargetPLUS Growth Fund                                                          54,186             15,337
     AZL TargetPLUS Moderate Fund                                                        33,363             10,236
     AZL Turner Quantitative Small Cap Growth Fund                                       19,548             22,704
     AZL Van Kampen Aggressive Growth Fund                                               46,910            143,180
     AZL Van Kampen Comstock Fund                                                       250,279            173,327
     AZL Van Kampen Equity and Income Fund                                               93,551             71,476
     AZL Van Kampen Global Franchise Fund                                               144,511            153,908
     AZL Van Kampen Global Real Estate Fund                                             101,310             66,690

                                       94

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007



4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTINUED)

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:
                                                                                   COST OF         PROCEEDS FROM
                                                                                  PURCHASES           SALES
                                                                              -------------------------------------
     AZL Van Kampen Growth and Income Fund                                               87,207            118,359
     AZL Van Kampen Mid Cap Growth Fund                                                 284,348            101,086
     AZL Van Kampen Strategic Growth Fund                                                35,930            202,736
     Davis VA Financial Portfolio                                                        33,927             54,076
     Davis VA Real Estate Portfolio                                                         579                556
     Davis VA Value Portfolio                                                            10,971             41,449
     Dreyfus IP Small Cap Stock Index Portfolio                                          42,546             90,445
     Dreyfus Stock Index Fund                                                            35,419            119,548
     Franklin Global Communications Securities Fund                                     101,057             84,483
     Franklin Growth and Income Securities Fund                                          64,579            125,271
     Franklin High Income Securities Fund                                                90,287            104,454
     Franklin Income Securities Fund                                                    464,603            341,892
     Franklin Large Cap Growth Securities Fund                                           26,374             90,797
     Franklin Money Market Fund                                                             410              5,016
     Franklin Real Estate Fund                                                           62,694            166,619
     Franklin Rising Dividends Securities Fund                                           45,734            179,788
     Franklin Small Cap Value Securities Fund                                            20,415             56,779
     Franklin Small-Mid Cap Growth Securities Fund                                       36,408             73,751
     Franklin Templeton VIP Founding Funds Allocation Fund                               45,310              2,747
     Franklin U.S. Government Fund                                                      109,506            145,805
     Franklin Zero Coupon 2010 Fund                                                      29,241             29,936
     J.P. Morgan International Opportunities Portfolio                                        5                 77
     J.P. Morgan U.S. Large Cap Core Equity Portfolio                                         7                122
     Jennison 20/20 Focus Portfolio                                                      30,319             46,945
     Mutual Discovery Securities Fund                                                   287,992            251,221
     Mutual Shares Securities Fund                                                      421,274            340,887
     OpCap Mid Cap Portfolio                                                             34,055             17,646
     Oppenheimer Global Securities Fund/VA                                               24,799             61,073
     Oppenheimer High Income Fund/VA                                                     17,820             23,769
     Oppenheimer Main Street Fund/VA                                                      5,134             36,157
     PIMCO VIT All Asset Portfolio                                                       43,526             69,516
     PIMCO VIT CommodityRealReturn Strategy Portfolio                                    51,716             37,958
     PIMCO VIT Emerging Markets Bond Portfolio                                           27,955             18,350
     PIMCO VIT Global Bond Portfolio (Unhedged)                                          45,258             21,351
     PIMCO VIT High Yield Portfolio                                                      67,787             89,254
     PIMCO VIT Real Return Portfolio                                                     70,183             86,566
     PIMCO VIT StocksPLUS Growth and Income Portfolio                                     2,042              4,993
     PIMCO VIT Total Return Portfolio                                                   145,158            149,450
     Seligman Global Technology Portfolio                                                     -                934
     Seligman Small-Cap Value Portfolio                                                  16,736             43,697
     SP Strategic Partners Focused Growth Portfolio                                       2,862             10,743
     SP International Growth Portfolio                                                   13,812              5,886
     Templeton Asset Strategy Fund                                                        6,392              3,509
     Templeton Developing Markets Securities Fund                                        76,942            136,183
     Templeton Foreign Securities Fund                                                   65,217            115,778
     Templeton Global Income Securities Fund                                             66,250             13,137
     Templeton Growth Securities Fund                                                   305,256            244,978
     Van Kampen LIT Enterprise Portfolio                                                      1                 58
     Van Kampen LIT Growth and Income Portfolio                                              55                 99
     Van Kampen LIT Strategic Growth Portfolio                                                -              1,854

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                          AIM V.I. CAPITAL      AIM V.I. CORE EQUITY    AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND             FUND                  GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                          (147)       1,032         (19)         680        (22)         (19)
           Surrenders and terminations                      (287)       (225)        (139)        (70)        (51)         (31)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                 (1)         (1)            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (435)         806        (158)         610        (73)         (50)
                                                      --------------------------------------------------------------------------


                                                       ALGER AMERICAN GROWTH       ALGER AMERICAN       ALGER AMERICAN MIDCAP
                                                                                 LEVERAGED ALLCAP
                                                             PORTFOLIO               PORTFOLIO            GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -           -            -
           Transfers between funds                           (50)        (89)         (11)        (18)        (71)         (91)
           Surrenders and terminations                      (158)       (147)         (51)        (62)       (123)        (121)
           Rescissions                                          -           -            -           -           -            -
           Bonus                                                -           -            -           -           -            -
           Other transactions                                   -           -            -           -           -          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (208)       (236)         (62)        (80)       (194)        (213)
                                                      --------------------------------------------------------------------------


                                                        ALGER AMERICAN SMALL    AZL AIM BASIC VALUE     AZL AIM INTERNATIONAL
                                                           CAPITALIZATION
                                                             PORTFOLIO                 FUND                  EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -          594       1,520       2,846        2,753
           Transfers between funds                            (1)         (9)     (14,535)     (1,775)       1,040        2,182
           Surrenders and terminations                       (10)        (27)        (843)       (839)     (1,006)        (541)
           Rescissions                                          -           -          (7)        (47)        (90)         (77)
           Bonus                                                -           -            8          18          54           47
           Other transactions                                   -           -          (2)         (4)         (2)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                        (11)        (36)     (14,785)     (1,127)       2,842        4,363
                                                      --------------------------------------------------------------------------

                                       96

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                            AZL COLUMBIA        AZL DAVIS NY VENTURE     AZL DREYFUS FOUNDERS
                                                          TECHNOLOGY FUND              FUND              EQUITY GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,220         971        4,237       6,108       2,054        1,231
           Transfers between funds                          3,862       (494)      (2,482)       1,404      13,868        1,417
           Surrenders and terminations                      (575)       (300)      (1,866)     (1,244)     (1,409)        (508)
           Rescissions                                       (43)        (36)         (86)       (107)        (38)         (39)
           Bonus                                               27          20           50          65          30           18
           Other transactions                                 (1)         (1)          (5)         (5)         (3)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       4,490         160        (152)       6,222      14,502        2,116
                                                      --------------------------------------------------------------------------


                                                        AZL DREYFUS PREMIER       AZL FIRST TRUST       AZL FRANKLIN SMALL CAP
                                                                                TARGET DOUBLE PLAY
                                                       SMALL CAP VALUE FUND            FUND                  VALUE FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  869       1,237        3,911           -       3,171        4,056
           Transfers between funds                        (1,124)       (369)        4,523           -     (3,489)          390
           Surrenders and terminations                      (287)       (160)        (140)           -     (1,038)        (675)
           Rescissions                                       (31)        (27)        (103)           -        (67)        (100)
           Bonus                                               13          20           61           -          43           57
           Other transactions                                 (1)         (1)            -           -         (3)          (3)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (561)         700        8,252           -     (1,383)        3,725
                                                      --------------------------------------------------------------------------


                                                        AZL FUSION BALANCED      AZL FUSION GROWTH       AZL FUSION MODERATE
                                                               FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                7,047      10,095       24,989      36,078      17,701       28,103
           Transfers between funds                          1,008       3,614      (5,546)       7,706     (2,080)          607
           Surrenders and terminations                    (1,809)       (905)      (4,264)     (1,140)     (3,439)      (1,597)
           Rescissions                                      (131)       (260)        (721)     (1,132)       (374)        (885)
           Bonus                                               91         238          416         643         179          383
           Other transactions                                 (4)         (2)         (13)         (8)        (10)          (6)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       6,202      12,780       14,861      42,146      11,977       26,606
                                                      --------------------------------------------------------------------------

                                       97

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:

                                                         AZL JENNISON 20/20     AZL JENNISON GROWTH     AZL LEGG MASON GROWTH
                                                            FOCUS FUND                 FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                2,831       4,633          929       2,002       2,581        2,185
           Transfers between funds                             99         708         (81)       (840)       4,394        (332)
           Surrenders and terminations                      (662)       (324)        (240)       (127)       (695)        (372)
           Rescissions                                       (51)        (70)         (14)        (34)        (57)         (49)
           Bonus                                               27          54           12          24          40           29
           Other transactions                                 (2)         (1)          (1)           -         (2)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       2,242       4,999          605       1,024       6,261        1,459
                                                      --------------------------------------------------------------------------


                                                        AZL LEGG MASON VALUE     AZL LMP LARGE CAP      AZL MONEY MARKET FUND
                                                               FUND                 GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,837       3,815          665       1,487      31,970       25,839
           Transfers between funds                        (3,242)     (2,312)      (1,806)     (1,606)       1,287     (11,524)
           Surrenders and terminations                    (1,079)       (729)      (1,034)       (849)    (16,087)      (7,712)
           Rescissions                                       (37)        (90)         (16)        (32)       (987)        (799)
           Bonus                                               27          38           10          21         340          368
           Other transactions                                 (3)         (4)          (3)         (3)         (9)          (8)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (2,497)         718      (2,184)       (982)      16,514        6,164
                                                      --------------------------------------------------------------------------


                                                              AZL NACM          AZL NEUBERGER BERMAN     AZL OCC OPPORTUNITY
                                                        INTERNATIONAL FUND         REGENCY FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  300           -        1,382         759       1,043        1,830
           Transfers between funds                            391           -          856       1,160       (305)        (618)
           Surrenders and terminations                       (29)           -        (211)        (26)       (671)        (486)
           Rescissions                                        (2)           -         (31)        (30)        (27)         (71)
           Bonus                                                4           -           20          13          19           31
           Other transactions                                   -           -            -           -         (2)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         664           -        2,016       1,876          57          683
                                                      --------------------------------------------------------------------------


                                       98

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                        AZL OCC RENAISSANCE      AZL OCC VALUE FUND     AZL OPPENHEIMER GLOBAL
                                                               FUND                                             FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  946       1,650          950       1,014       2,188        3,331
           Transfers between funds                       (22,730)     (5,299)       15,550     (1,290)     (2,021)          205
           Surrenders and terminations                    (1,353)     (1,391)      (1,618)       (789)       (657)        (437)
           Rescissions                                       (30)        (31)         (22)        (14)        (76)         (83)
           Bonus                                                9          17           12          12          31           44
           Other transactions                                 (4)         (6)          (4)         (3)         (2)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                    (23,162)     (5,060)       14,868     (1,070)       (537)        3,057
                                                      --------------------------------------------------------------------------


                                                          AZL OPPENHEIMER       AZL OPPENHEIMER MAIN    AZL PIMCO FUNDAMENTAL
                                                       INTERNATIONAL GROWTH                            INDEXPLUS TOTAL RETURN
                                                               FUND                 STREET FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                2,523       2,088        1,581       1,874         226          130
           Transfers between funds                          1,538       2,162        (366)        (93)          20          296
           Surrenders and terminations                      (667)       (342)        (522)       (355)        (37)          (3)
           Rescissions                                       (79)        (60)         (54)        (75)        (15)          (8)
           Bonus                                               43          40           28          22           5            2
           Other transactions                                 (2)         (1)          (2)         (2)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       3,356       3,887          665       1,371         199          416
                                                      --------------------------------------------------------------------------


                                                         AZL S&P 500 INDEX     AZL SCHRODER EMERGING    AZL SCHRODER EMERGING
                                                                              MARKETS EQUITY FUND CL
                                                               FUND                      1            MARKETS EQUITY FUND CL 2
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,323           -            6           -       3,181        1,726
           Transfers between funds                          1,483           -           11           -       5,561        2,798
           Surrenders and terminations                       (41)           -          (1)           -       (407)         (38)
           Rescissions                                        (8)           -            -           -       (109)         (84)
           Bonus                                               15           -            -           -          53           19
           Other transactions                                   -           -            -           -         (1)            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       2,772           -           16           -       8,278        4,421
                                                      --------------------------------------------------------------------------

                                       99

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                            AZL SCHRODER        AZL SMALL CAP STOCK    AZL TARGETPLUS BALANCED
                                                        INTERNATIONAL SMALL
                                                             CAP FUND               INDEX FUND                  FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  701           -          773           -         671            -
           Transfers between funds                            447           -          485           -         402            -
           Surrenders and terminations                        (9)           -          (9)           -           1            -
           Rescissions                                       (15)           -         (14)           -         (8)            -
           Bonus                                               12           -           11           -           5            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,136           -        1,246           -       1,071            -
                                                      --------------------------------------------------------------------------


                                                       AZL TARGETPLUS EQUITY   AZL TARGETPLUS GROWTH   AZL TARGETPLUS MODERATE
                                                               FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                3,597           -        3,400           -       1,391            -
           Transfers between funds                          4,688           -          486           -         917            -
           Surrenders and terminations                      (203)           -         (35)           -        (42)            -
           Rescissions                                       (74)           -         (96)           -        (57)            -
           Bonus                                               55           -           55           -          16            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       8,063           -        3,810           -       2,225            -
                                                      --------------------------------------------------------------------------


                                                             AZL TURNER            AZL VAN KAMPEN      AZL VAN KAMPEN COMSTOCK
                                                       QUANTITATIVE SMALL CAP
                                                            GROWTH FUND       AGGRESSIVE GROWTH FUND            FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  540       1,288          832       1,557       3,557        5,049
           Transfers between funds                          (682)       (104)     (11,245)     (1,675)       5,006      (3,259)
           Surrenders and terminations                      (138)       (123)        (563)       (587)     (3,594)      (2,417)
           Rescissions                                       (17)        (27)         (19)        (46)        (86)        (126)
           Bonus                                                7          19           15          24          42           53
           Other transactions                                   -           -          (2)         (3)         (9)          (9)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (290)       1,053     (10,982)       (730)       4,916        (709)
                                                      --------------------------------------------------------------------------


                                     100

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                       AZL VAN KAMPEN EQUITY   AZL VAN KAMPEN GLOBAL    AZL VAN KAMPEN GLOBAL
                                                          AND INCOME FUND         FRANCHISE FUND          REAL ESTATE FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                4,285       3,962        4,065       4,376       3,551        1,795
           Transfers between funds                        (1,831)         384      (3,241)       1,317       (502)        3,513
           Surrenders and terminations                    (1,088)       (683)      (1,255)       (744)       (362)         (47)
           Rescissions                                       (96)        (94)        (116)       (102)        (96)         (37)
           Bonus                                               48          28           42          53          50           23
           Other transactions                                 (3)         (2)          (3)         (3)         (1)            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,315       3,595        (508)       4,897       2,640        5,248
                                                      --------------------------------------------------------------------------


                                                       AZL VAN KAMPEN GROWTH     AZL VAN KAMPEN MID         AZL VAN KAMPEN
                                                          AND INCOME FUND         CAP GROWTH FUND       STRATEGIC GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                2,622       3,614        3,583       4,556       1,041        2,421
           Transfers between funds                        (3,640)     (1,264)        9,235     (1,178)    (20,111)      (2,178)
           Surrenders and terminations                    (2,107)     (1,510)      (1,428)       (919)     (1,016)      (1,188)
           Rescissions                                       (64)        (77)         (91)       (102)        (22)         (43)
           Bonus                                               32          39           53          56          15           31
           Other transactions                                 (5)         (6)          (4)         (3)         (3)          (5)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (3,162)         796       11,348       2,410    (20,096)        (962)
                                                      --------------------------------------------------------------------------


                                                         DAVIS VA FINANCIAL     DAVIS VA REAL ESTATE        DAVIS VA VALUE
                                                             PORTFOLIO               PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  788         839            -           -         102          154
           Transfers between funds                        (1,634)         206          (3)         (1)     (1,211)      (1,210)
           Surrenders and terminations                      (666)       (421)         (12)        (25)     (1,467)        (923)
           Rescissions                                       (15)        (14)            -           -         (2)          (3)
           Bonus                                               11           9            -           -           1            1
           Other transactions                                 (2)         (2)            -           -         (3)          (4)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (1,518)         617         (15)        (26)     (2,580)      (1,984)
                                                      --------------------------------------------------------------------------

                                      101

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                        DREYFUS IP SMALL CAP    DREYFUS STOCK INDEX        FRANKLIN GLOBAL
                                                                                                           COMMUNICATIONS
                                                       STOCK INDEX PORTFOLIO           FUND                SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,004       2,745        1,270       3,263         853          660
           Transfers between funds                        (3,592)     (1,655)      (5,009)     (3,410)         948          813
           Surrenders and terminations                    (1,122)       (851)      (2,312)     (1,716)       (950)        (946)
           Rescissions                                       (40)        (66)         (35)        (60)        (35)         (20)
           Bonus                                               10          31           11          23          20           13
           Other transactions                                 (3)         (4)          (6)         (7)         (4)          (5)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (3,743)         200      (6,081)     (1,908)         832          515
                                                      --------------------------------------------------------------------------


                                                        FRANKLIN GROWTH AND     FRANKLIN HIGH INCOME       FRANKLIN INCOME
                                                      INCOME SECURITIES FUND      SECURITIES FUND          SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  423         673        1,195       1,078       5,854        4,175
           Transfers between funds                        (1,116)       (557)      (1,279)        (99)     (1,434)        2,061
           Surrenders and terminations                    (1,700)     (1,885)        (944)       (886)     (2,258)      (1,982)
           Rescissions                                       (11)        (12)         (18)        (55)       (139)         (81)
           Bonus                                                6           8           16          13          52           38
           Other transactions                                 (4)         (5)          (2)         (2)         (5)          (5)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (2,402)     (1,778)      (1,032)          49       2,070        4,206
                                                      --------------------------------------------------------------------------


                                                         FRANKLIN LARGE CAP    FRANKLIN MONEY MARKET     FRANKLIN REAL ESTATE
                                                      GROWTH SECURITIES FUND           FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  537       1,511            -           -         134          801
           Transfers between funds                        (1,990)     (1,841)         (49)        (93)     (1,732)      (1,423)
           Surrenders and terminations                    (1,571)     (1,653)        (279)       (451)       (771)        (703)
           Rescissions                                       (14)        (46)            -           -         (4)         (21)
           Bonus                                                6          19            -           -           1           10
           Other transactions                                 (4)         (5)          (1)         (1)         (2)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (3,036)     (2,016)        (329)       (546)     (2,374)      (1,338)
                                                      --------------------------------------------------------------------------



                                      102

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                          FRANKLIN RISING        FRANKLIN SMALL CAP     FRANKLIN SMALL-MID CAP
                                                        DIVIDENDS SECURITIES
                                                               FUND            VALUE SECURITIES FUND   GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  373       1,245          121         201         130          670
           Transfers between funds                        (2,570)     (1,651)      (1,621)     (1,692)       (949)      (1,390)
           Surrenders and terminations                    (1,779)     (1,819)      (1,023)       (761)     (1,303)      (1,327)
           Rescissions                                        (8)        (29)          (4)         (8)         (4)         (17)
           Bonus                                                1          11            2           1           1            9
           Other transactions                                 (4)         (5)          (2)         (3)         (3)          (4)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (3,987)     (2,248)      (2,527)     (2,262)     (2,128)      (2,060)
                                                      --------------------------------------------------------------------------


                                                         FRANKLIN TEMPLETON        FRANKLIN U.S.         FRANKLIN ZERO COUPON
                                                         VIP FOUNDING FUNDS
                                                          ALLOCATION FUND         GOVERNMENT FUND             2010 FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,970           -        1,040       1,390         147          164
           Transfers between funds                          2,649           -        (802)     (1,312)           7        (166)
           Surrenders and terminations                       (31)           -      (2,279)     (2,041)       (232)        (248)
           Rescissions                                       (61)           -         (12)        (46)         (5)          (2)
           Bonus                                               19           -           10          14           2            3
           Other transactions                                   -           -          (5)         (6)         (1)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       4,546           -      (2,048)     (2,002)        (82)        (249)
                                                      --------------------------------------------------------------------------


                                                            J.P. MORGAN                 J.P.
                                                                                     MORGAN U.S.             JENNISON
                                                                                                            20/20 FOCUS
                                                           INTERNATIONAL
                                                           OPPORTUNITIES                LARGE
                                                                                  CAP CORE EQUITY
                                                             PORTFOLIO               PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -         101          231
           Transfers between funds                            (2)         (3)          (4)        (11)     (1,105)        (842)
           Surrenders and terminations                        (4)        (14)          (8)        (20)       (524)        (415)
           Rescissions                                          -           -            -           -         (3)          (6)
           Bonus                                                -           -            -           -           2            3
           Other transactions                                   -           -            -           -         (1)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (6)        (17)         (12)        (31)     (1,530)      (1,030)
                                                      --------------------------------------------------------------------------


                                      103

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:


                                                          MUTUAL DISCOVERY         MUTUAL SHARES       OPCAP MID CAP PORTFOLIO
                                                          SECURITIES FUND         SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                4,359       4,267       10,659       8,667       1,431          596
           Transfers between funds                          (948)       1,414      (4,695)       3,640         173          869
           Surrenders and terminations                    (2,335)     (1,785)      (4,174)     (3,355)        (80)          (8)
           Rescissions                                       (90)        (88)        (285)       (170)        (31)         (10)
           Bonus                                               57          50          107          83          21            6
           Other transactions                                 (6)         (6)          (9)         (9)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,037       3,851        1,603       8,856       1,514        1,452
                                                      --------------------------------------------------------------------------


                                                         OPPENHEIMER GLOBAL       OPPENHEIMER HIGH     OPPENHEIMER MAIN STREET
                                                        SECURITIES FUND/VA        INCOME FUND/VA               FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  139         240           25          38         149          207
           Transfers between funds                        (1,606)     (1,695)        (332)       (107)     (1,231)      (1,614)
           Surrenders and terminations                    (1,609)     (1,173)        (300)       (244)     (1,666)      (1,200)
           Rescissions                                        (4)         (2)            -           -         (3)          (6)
           Bonus                                                2           2            -           1           2            1
           Other transactions                                 (3)         (4)          (1)         (1)         (4)          (6)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (3,081)     (2,632)        (608)       (313)     (2,753)      (2,617)
                                                      --------------------------------------------------------------------------


                                                        PIMCO VIT ALL ASSET          PIMCO VIT            PIMCO VIT EMERGING
                                                                                COMMODITYREALRETURN
                                                             PORTFOLIO          STRATEGY PORTFOLIO     MARKETS BOND PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,220       3,643         1146       2,673         869        1,118
           Transfers between funds                        (2,944)     (4,589)           33       1,252        (90)           20
           Surrenders and terminations                    (1,051)       (726)        (335)       (303)       (173)        (109)
           Rescissions                                       (43)       (106)         (29)        (64)        (27)         (25)
           Bonus                                               23          64           18          34          15           17
           Other transactions                                 (2)         (3)          (1)         (1)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (2,797)     (1,717)          832       3,592         594        1,020
                                                      --------------------------------------------------------------------------


                                      104

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:

                                                       PIMCO VIT GLOBAL BOND    PIMCO VIT HIGH YIELD    PIMCO VIT REAL RETURN
                                                       PORTFOLIO (UNHEDGED)          PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,150       1,149        1,175       1,575       1,634        3,103
           Transfers between funds                          1,404         701      (2,350)     (1,505)     (2,163)      (3,958)
           Surrenders and terminations                      (224)       (102)      (1,161)     (1,125)     (1,555)      (1,349)
           Rescissions                                       (23)        (32)         (36)        (56)        (39)         (54)
           Bonus                                               21          14           18          20          18           28
           Other transactions                                   -           -          (3)         (3)         (4)          (4)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       2,328       1,730      (2,357)     (1,094)     (2,109)      (2,233)
                                                      --------------------------------------------------------------------------


                                                      --------------------------------------------------------------------------
                                                        PIMCO VIT STOCKSPLUS   PIMCO VIT TOTAL RETURN       SELIGMAN GLOBAL
                                                          GROWTH AND INCOME
                                                             PORTFOLIO               PORTFOLIO           TECHNOLOGY PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   17          34        3,769       3,796           -            -
           Transfers between funds                          (186)       (197)      (1,614)       (653)        (28)         (32)
           Surrenders and terminations                      (212)       (177)      (3,546)     (2,422)        (97)         (59)
           Rescissions                                          -           -         (77)        (94)           -            -
           Bonus                                                -           -           62          37           -            -
           Other transactions                                 (1)         (1)          (8)         (9)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (382)       (342)      (1,414)         654       (125)         (91)
                                                      --------------------------------------------------------------------------



                                                      --------------------------------------------------------------------------
                                                        SELIGMAN SMALLER-CAP    SP STRATEGIC PARTNERS      SP INTERNATIONAL
                                                                                   FOCUSED GROWTH
                                                          VALUE PORTFOLIO            PORTFOLIO             GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                   42          78           52         113          29           50
           Transfers between funds                          (718)     (1,017)        (668)     (1,214)         571        (258)
           Surrenders and terminations                      (669)       (541)        (385)       (337)       (202)        (163)
           Rescissions                                        (1)         (1)            -         (7)           -          (2)
           Bonus                                                1           -            1           2           -            -
           Other transactions                                 (1)         (2)          (1)         (1)         (1)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (1,346)     (1,483)      (1,001)     (1,445)         397        (374)
                                                      --------------------------------------------------------------------------


                                      105

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


5.  CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN
    THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2007 and 2006 were as follows:

                                                          TEMPLETON ASSET       TEMPLETON DEVELOPING      TEMPLETON FOREIGN
                                                                                MARKETS SECURITIES
                                                           STRATEGY FUND               FUND                SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -          348       2,187         637        1,425
           Transfers between funds                           (21)        (11)      (2,727)     (3,013)     (1,247)        (136)
           Surrenders and terminations                      (121)       (144)      (1,370)     (1,354)     (1,826)      (1,913)
           Rescissions                                          -           -          (5)        (53)        (24)         (31)
           Bonus                                                -           -            4          33           6           17
           Other transactions                                   -           -          (3)         (4)         (4)          (6)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (142)       (155)      (3,753)     (2,203)     (2,458)        (645)
                                                      --------------------------------------------------------------------------


                                                      --------------------------------------------------------------------------
                                                          TEMPLETON GLOBAL        TEMPLETON GROWTH          VAN KAMPEN LIT
                                                      INCOME SECURITIES FUND      SECURITIES FUND        ENTERPRISE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  542           -        6,667       5,208           -            -
           Transfers between funds                          1,373        (17)      (3,187)         622         (3)          (1)
           Surrenders and terminations                      (147)       (166)      (2,545)     (2,268)         (4)          (6)
           Rescissions                                       (11)           -        (154)       (102)           -            -
           Bonus                                                8           -           63          50           -            -
           Other transactions                                   -           -          (6)         (7)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,766       (183)          838       3,503         (7)          (7)
                                                      --------------------------------------------------------------------------



                                                      --------------------------------------------------------------------------
                                                       VAN KAMPEN LIT GROWTH       VAN KAMPEN LIT                TOTAL
                                                                                  STRATEGIC GROWTH
                                                       AND INCOME PORTFOLIO          PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
                                                         2007        2006         2007        2006        2007         2006
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -     211,813      235,100
           Transfers between funds                            (1)         (6)         (93)        (90)    (70,020)     (30,730)
           Surrenders and terminations                        (4)        (13)        (130)        (87)   (102,511)     (71,008)
           Rescissions                                          -           -            -           -     (5,469)      (6,283)
           Bonus                                                -           -            -           -       2,743        3,231
           Other transactions                                   -           -            -           -       (222)        (232)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (5)        (19)        (223)       (177)      36,334      130,078
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

6.  FINANCIAL HIGHLIGHTS

     A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:


                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     AIM V.I. Capital Appreciation Fund
        2007                                   1,132 $7.69to $8.60        9,390     0.00%1.15%to    2.55%         9.18%to 10.73%
        2006                                   1,568 $7.05to $7.77       11,798     0.05%1.15%to    2.55%         3.63%to  5.09%
        2005                                     762 $6.80to $7.39        5,430     0.05%1.15%to    2.55%         6.10%to  7.59%
        2004                                     971 $6.41to $6.87        6,470     0.00%1.15%to    2.55%         3.93%to  5.40%
        2003                                   1,166 $6.17to $6.51        7,416     0.00%1.15%to    2.55%        26.26%to 28.04%
     AIM V.I. Core Equity Fund
        2007                                     451$11.37to$11.64        5,199     1.02%1.15%to    2.55%         5.38%to  6.87%
        2006                                     609$10.85to$10.95        6,644     1.59%1.15%to    2.55%         9.03%to  9.56%
        2005                                   1,110 $6.41to $6.97        7,473     0.79%1.15%to    2.55%         3.00%to  4.45%
        2004                                   1,334 $6.23to $6.67        8,648     0.44%1.15%to    2.55%         3.10%to  4.56%
        2003                                   1,615 $6.04to $6.38       10,072     0.29%1.15%to    2.55%        21.93%to 23.65%
     AIM V.I. International Growth Fund
        2007                                     202$11.76to$12.93        2,493     0.37%1.15%to    2.55%        11.82%to 13.40%
        2006                                     275$10.45to$11.51        3,037     0.98%1.15%to    2.55%        25.01%to 26.77%
        2005                                     326 $8.28to $8.99        2,826     0.65%1.15%to    2.55%        14.97%to 16.58%
        2004                                     365 $7.20to $7.71        2,731     0.65%1.15%to    2.55%        20.87%to 22.58%
        2003                                     407 $5.96to $6.29        2,502     0.47%1.15%to    2.55%        25.81%to 27.59%
     Alger American Growth Portfolio
        2007                                     644 $9.02to$10.11        6,352     0.35%1.15%to    2.55%        16.91%to 18.57%
        2006                                     852 $7.72to $8.53        7,105     0.13%1.15%to    2.55%         2.51%to  3.95%
        2005                                   1,088 $7.53to $8.20        8,756     0.24%1.15%to    2.35%         9.44%to 10.76%
        2004                                   1,394 $6.96to $7.41       10,168     0.00%1.15%to    2.35%         3.04%to  4.29%
        2003                                   1,661 $6.70to $7.10       11,660     0.00%1.15%to    2.55%        31.76%to 33.61%
     Alger American Leveraged AllCap Portfolio
        2007                                     318$11.58to$12.11        3,881     0.00%1.15%to    2.55%        30.15%to 32.00%
        2006                                     380 $8.44to $9.33        3,523     0.00%1.15%to    2.55%        16.27%to 17.90%
        2005                                     461 $7.55to $7.81        3,627     0.00%1.35%to    1.90%        12.30%to 12.92%
        2004                                     642 $6.51to $6.92        4,466     0.00%1.35%to    2.55%         5.46%to  6.73%
        2003                                     789 $6.34to $6.48        5,095     0.00%1.35%to    1.90%        32.19%to 32.92%
     Alger American MidCap Growth Portfolio
        2007                                     537$15.62to$17.45        8,955     0.00%1.15%to    2.55%        28.23%to 30.05%
        2006                                     732$12.18to$13.42        9,429     0.00%1.15%to    2.55%         7.38%to  8.88%
        2005                                     944$11.34to$12.32       11,240     0.00%1.15%to    2.55%         7.07%to  8.57%
        2004                                   1,135$10.59to$11.35       12,515     0.00%1.15%to    2.55%        10.19%to 11.75%
        2003                                   1,431 $9.61to$10.16       14,208     0.00%1.15%to    2.55%        44.07%to 46.10%

                                      107

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     Alger American Small Capitalization Portfolio
        2007                                      117  $8.59to  $9.60     1,076      0.00%  1.15%to  2.55%  14.27%to   15.89%
        2006                                      128  $7.52to  $8.28     1,018      0.00%  1.15%to  2.55%  17.00%to   18.65%
        2005                                      164  $6.42to  $6.98     1,108      0.00%  1.15%to  2.55%  13.95%to   15.55%
        2004                                      188  $5.64to  $6.04     1,103      0.00%  1.15%to  2.55%  13.63%to   15.23%
        2003                                      228  $4.96to  $5.24     1,169      0.00%  1.15%to  2.55%  38.76%to   40.71%
     AZL AIM International Equity Fund
        2007                                   15,677 $18.42to $20.11   300,838      0.53%  1.00%to  2.95%  11.27%to   13.48%
        2006                                   12,836 $16.51to $17.88   219,438      0.22%  1.00%to  2.70%  13.31%to   23.67%
        2005                                    8,473 $13.35to $14.13   116,487      0.25%  1.15%to  2.70%  13.27%to   15.04%
        2004                                    4,677 $11.79to $12.29    56,469      0.00%  1.15%to  2.70%  18.86%to   20.73%
        2003                                    2,162  $9.92to $10.18    21,775      0.37%  1.15%to  2.70%  23.76%to   25.69%
     AZL Columbia Technology Fund
        2007                                   10,566  $9.24to $10.17   101,713      0.00%  1.00%to  2.95%  19.16%to   21.52%
        2006                                    6,075  $7.74to  $8.45    48,532      0.00%  1.00%to  2.70%  -0.17%to   11.26%
        2005                                    5,916  $7.77to  $8.27    47,113      0.00%  1.15%to  2.65%  -1.92%to   -0.45%
        2004                                    5,891  $7.91to  $8.30    47,555      0.00%  1.15%to  2.70%  -6.88%to   -5.42%
        2003                                    4,592  $8.40to  $8.78    39,590      0.00%  1.15%to  2.70%  38.17%to   40.33%
     AZL Davis NY Venture Fund
        2007                                   30,063 $12.51to $13.77   395,443      0.44%  1.00%to  2.95%   1.11%to    3.11%
        2006                                   30,217 $12.34to $13.47   389,221      0.29%  1.00%to  2.70%   9.24%to   10.88%
        2005                                   23,999 $11.13to $11.87   276,557      0.13%  1.15%to  2.70%   6.77%to    8.43%
        2004                                   13,974 $10.43to $10.95   149,818      0.23%  1.15%to  2.70%   7.60%to    9.29%
        2003                                    4,799  $9.69to $10.02    47,930      0.79%  1.15%to  2.70%  25.98%to   27.95%
     AZL Dreyfus Founders Equity Growth Fund
        2007                                   25,805 $10.64to $11.71   287,472      0.06%  1.00%to  2.95%   5.57%to    7.67%
        2006                                   11,304 $10.05to $10.97   118,436      0.00%  1.00%to  2.70%   9.93%to   10.63%
        2005                                    9,188  $9.14to  $9.75    86,799      0.28%  1.15%to  2.70%   1.78%to    3.37%
        2004                                    8,196  $8.98to  $9.43    75,508      0.00%  1.15%to  2.70%   4.84%to    6.48%
        2003                                    5,902  $8.55to  $8.86    51,481      0.00%  1.15%to  2.70%  20.94%to   22.83%
     AZL Dreyfus Premier Small Cap Value Fund
        2007                                    4,688 $11.86to $12.55    57,106      0.25%  1.00%to  2.95% -10.92%to   -9.16%
        2006                                    5,250 $13.28to $13.90    71,186      0.07%  1.00%to  2.70%  10.39%to   12.01%
        2005                                    4,551 $12.03to $12.29    55,521      0.00%  1.40%to  2.70%   0.64%to    1.96%
        2004(2)                                   2,551 $11.95to $12.06    30,731      0.20%  1.40%to  2.70%  18.84%to   19.87%


                                      108

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     AZL First Trust Target Double Play  Fund
        2007?                                   8,252 $10.48to $10.62    87,109      0.00%  1.00%to  2.95%   3.84%to    5.75%
     AZL Franklin Small Cap Value Fund
        2007                                   16,613 $16.45to $17.69   282,993      0.50%  1.00%to  2.95%  -7.17%to   -5.33%
        2006                                   17,997 $17.68to $18.82   327,285      0.28%  1.00%to  2.70%  10.54%to   12.35%
        2005                                   14,272 $15.74to $16.29   229,386      0.54%  1.40%to  2.70%   4.19%to    5.55%
        2004                                    8,311 $15.10to $15.44   127,319      0.00%  1.40%to  2.70%  19.81%to   21.38%
        2003                                    2,023 $12.61to $12.72    25,647      1.09%  1.40%to  2.65%  26.08%to   27.18%
     AZL Fusion Balanced Fund
        2007                                   29,873 $11.74to $12.20   357,955      1.37%  1.00%to  2.95%   3.98%to    6.04%
        2006                                   23,672 $11.25to $11.55   269,515      0.33%  1.00%to  2.60%   6.68%to    6.82%
        2005(3)                                10,884 $10.54to $10.63   115,359      0.00%  1.40%to  2.60%   5.47%to    6.31%
     AZL Fusion Growth Fund
        2007                                   87,486 $12.41to $12.90 1,103,016      0.48%  1.00%to  2.95%   2.66%to    4.70%
        2006                                   72,625 $12.04to $12.37   883,579      0.07%  1.00%to  2.60%   9.33%to   10.05%
        2005(3)                                30,467 $11.02to $11.11   337,345      0.00%  1.40%to  2.60%  10.18%to   11.06%
     AZL Fusion Moderate Fund
        2007                                   66,147 $12.00to $12.48   809,286      0.95%  1.00%to  2.95%   3.43%to    5.48%
        2006                                   54,177 $11.57to $11.88   633,894      0.22%  1.00%to  2.60%   7.88%to    8.25%
        2005(3)                                27,565 $10.72to $10.81   296,907      0.00%  1.40%to  2.60%   7.24%to    8.09%
     AZL Jennison 20/20 Focus Fund
        2007                                   13,493 $14.36to $14.97   198,067      0.19%  1.00%to  2.95%   7.50%to    9.63%
        2006                                   11,386 $13.35to $13.71   153,824      0.00%  1.00%to  2.60%   9.90%to   10.78%
        2005(3)                                 6,387 $12.15to $12.25    77,994      0.24%  1.40%to  2.60%  21.50%to   22.47%
     AZL Jennison Growth Fund
        2007                                    4,666 $12.70to $13.16    60,239      0.00%  1.00%to  2.95%   7.68%to    9.81%
        2006                                    4,061 $11.75to $12.07    48,235      0.00%  1.00%to  2.60%  -1.03%to    9.57%
        2005(3)                                 3,038 $11.87to $11.97    36,245      0.00%  1.40%to  2.60%  18.74%to   19.68%
     AZL Legg Mason Growth Fund
        2007                                   14,522 $12.44to $13.54   188,913      0.00%  1.00%to  2.95%  11.66%to   13.87%
        2006                                    8,260 $11.08to $12.00    94,574      0.00%  1.00%to  2.70%  -1.98%to   13.92%
        2005                                    6,801 $11.30to $11.97    78,816      0.00%  1.15%to  2.70%   8.11%to    9.79%
        2004                                    4,610 $10.46to $10.90    49,005      0.00%  1.15%to  2.70%   5.19%to    6.84%
        2003                                    3,028  $9.89to $10.20    30,448      0.00%  1.15%to  2.70%  32.85%to   34.92%

                                      109

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     AZL Legg Mason Value Fund
        2007                                   15,368 $10.76to $11.84   173,309      0.00%  1.00%to  2.95%  -8.93%to   -7.13%
        2006                                   17,865 $11.79to $12.87   220,530      0.00%  1.00%to  2.70%   3.87%to   14.97%
        2005                                   17,146 $11.35to $12.11   202,687      0.00%  1.15%to  2.70%   3.44%to    5.05%
        2004                                    6,954 $10.97to $11.52    78,239      0.40%  1.15%to  2.70%  12.08%to   13.83%
        2003                                    3,216  $9.79to $10.12    32,072      1.41%  1.15%to  2.70%  22.53%to   24.45%
     AZL LMP Large Cap Growth Fund
        2007                                   13,078 $10.79to $11.78   146,827      0.00%  1.00%to  2.95%   1.64%to    3.66%
        2006                                   15,264 $10.59to $11.46   166,925      0.00%  1.00%to  2.70%   1.46%to   10.61%
        2005                                   16,249 $10.44to $11.05   173,953      0.30%  1.15%to  2.70%   6.79%to    8.45%
        2004                                   13,474  $9.77to $10.19   134,211      0.00%  1.15%to  2.70%   1.59%to    3.18%
        2003                                    6,800  $9.56to  $9.87    66,220      0.06%  1.15%to  2.70%  21.07%to   22.96%
     AZL Money Market Fund
        2007                                   53,522 $10.04to $11.35   576,147      4.71%  1.00%to  2.95%   1.74%to    3.75%
        2006                                   37,014  $9.84to $11.07   387,308      4.42%  1.00%to  2.70%   1.30%to    1.67%
        2005                                   30,862  $9.68to $10.61   314,957      2.56%  1.15%to  2.70%  -0.15%to    1.40%
        2004                                   22,705  $9.69to $10.46   229,969      0.70%  1.15%to  2.70%  -2.01%to   -0.48%
        2003                                   17,621  $9.89to $10.51   180,963      0.34%  1.15%to  2.70%  -2.33%to   -0.80%
     AZL NACM International Fund
        2007 (5)                                  665  $9.40to  $9.48     6,280      0.41%  1.00%to  2.95%  -6.26%to   -5.03%
     AZL Neuberger Berman Regency Fund
        2007                                    3,891 $10.11to $10.36    39,787      0.01%  1.00%to  2.95%   0.82%to    2.82%
        2006 (4)                                1,876 $10.00to $10.10    18,837      0.61%  1.00%to  2.60%  10.18%to   10.79%
     AZL OCC Opportunity Fund
        2007                                   10,188 $15.49to $16.91   163,914      0.00%  1.00%to  2.95%   5.70%to    7.80%
        2006                                   10,132 $14.61to $15.82   152,821      0.00%  1.00%to  2.70%   8.71%to   15.05%
        2005                                    9,449 $13.44to $14.23   130,378      0.00%  1.15%to  2.70%   2.29%to    3.88%
        2004                                    9,047 $13.14to $13.70   121,339      0.00%  1.15%to  2.70%   4.89%to    6.53%
        2003                                    5,129 $12.53to $12.86    65,206      0.00%  1.15%to  2.70%  57.71%to   60.18%
     AZL OCC Value Fund
        2007                                   30,326 $13.70to $15.08   435,237      0.92%  1.00%to  2.95%  -8.52%to   -6.71%
        2006                                   15,458 $14.94to $16.31   240,414      0.82%  1.00%to  2.70%  13.26%to   16.91%
        2005                                   16,528 $12.78to $13.63   218,377      0.24%  1.15%to  2.70%  -0.06%to    1.50%
        2004                                   17,197 $12.79to $13.43   225,711      0.18%  1.15%to  2.70%  13.41%to   15.18%
        2003                                    7,331 $11.28to $11.66    84,335      0.72%  1.15%to  2.70%  41.34%to   43.55%

                                      110

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     AZL Oppenheimer Global Fund
        2007                                   14,204 $14.53to $15.32   211,936      0.50%  1.00%to  2.95%   2.67%to    4.70%
        2006                                   14,742 $14.11to $14.77   212,236      0.06%  1.00%to  2.70%  12.10%to   13.20%
        2005                                   11,685 $12.47to $12.74   147,589      0.00%  1.40%to  2.70%   9.63%to   11.06%
        2004(2)                                 6,766 $11.37to $11.47    77,384      0.00%  1.40%to  2.70%  13.75%to   14.73%
     AZL Oppenheimer International Growth Fund
        2007                                   12,139 $18.92to $20.82   240,548      0.59%  1.00%to  2.95%   9.01%to   11.17%
        2006                                    8,782 $17.32to $18.90   158,081      0.00%  1.00%to  2.70%  16.85%to   25.56%
        2005                                    4,896 $13.79to $14.71    69,842      0.00%  1.15%to  2.70%  11.14%to   12.88%
        2004                                    2,956 $12.41to $13.03    37,771      0.34%  1.15%to  2.70%  11.43%to   13.17%
        2003                                    1,280 $11.15to $11.52    14,664      0.87%  1.15%to  2.65%  30.28%to   32.24%
     AZL Oppenheimer Main Street Fund
        2007                                   10,649 $12.34to $13.06   134,696      0.53%  1.00%to  2.95%   0.76%to    2.76%
        2006                                    9,984 $12.21to $12.78   124,274      0.54%  1.00%to  2.70%   8.92%to   11.55%
        2005                                    8,614 $10.95to $11.19    95,465      0.00%  1.40%to  2.70%   2.65%to    3.99%
        2004(2)                                 5,977 $10.67to $10.76    64,069      1.08%  1.40%to  2.70%   6.68%to    7.60%
     AZL PIMCO Fundamental IndexPLUS Total Return Fund
        2007                                     613 $11.42to $11.68     7,075      9.28%  1.00%to  2.95%   3.55%to    5.60%
        2006(4)                                  415 $10.99to $11.11     4,587      5.34%  1.00%to  2.60%   9.76%to   10.37%
     AZL S&P 500 Index Fund
        2007(5)                                2,772  $8.16to  $9.90    27,330      2.43%  1.00%to  2.95%  -2.20%to   -0.91%
     AZL Schroder Emerging Markets Equity Fund CL 1
        2007(5)                                   24 $13.59to $13.65       335      0.00%  1.40%to  2.20%  20.41%to   21.05%
     AZL Schroder Emerging Markets Equity Fund CL 2
        2007                                   12,698 $12.00to $13.51   169,313      0.01%  1.00%to  2.95%  15.62%to   29.01%
        2006(5)                                4,421 $10.39to $10.50    46,128      0.19%  1.00%to  2.60%  17.97%to   18.63%
     AZL Schroder International Small Cap
     Fund
        2007(4)                                1,136  $9.17to  $9.26    10,474      0.00%  1.00%to  2.95%  -8.52%to   -7.32%
     AZL Small Cap Stock Index Fund
        2007(5)                                1,245  $9.25to  $9.34    11,585      1.09%  1.00%to  2.95%  -7.67%to   -6.45%
     AZL TargetPLUS Balanced Fund
        2007(5)                                1,070 $10.04to $10.13    10,810      3.32%  1.00%to  2.95%   0.23%to    1.54%
     AZL TargetPLUS Equity Fund
        2007(5)                                8,062 $10.40to $10.55    84,465      1.03%  1.00%to  2.95%   3.11%to    5.01%

                                      111

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


        2007                                      613 $11.42to $11.68     7,075      9.28%  1.00%to  2.95%   3.55%to    5.60%

6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     AZL TargetPLUS Growth Fund
        2007(5)                                3,811  $9.86to  $9.96    37,794      2.12%  1.00%to  2.95%  -1.63%to   -0.34%
     AZL TargetPLUS Moderate Fund
        2007(5)                                2,226 $10.00to $10.10    22,400      2.93%  1.00%to  2.95%  -0.24%to    1.07%
     AZL Turner Quantitative Small Cap Growth Fund
        2007                                    2,653 $12.37to $12.86    33,333      0.00%  1.00%to  2.95%   2.97%to    5.01%
        2006                                    2,943 $11.97to $12.29    35,591      0.00%  1.00%to  2.60%   8.46%to   13.97%
        2005(3)                                 1,890 $11.04to $11.12    20,959      0.00%  1.40%to  2.60%  10.38%to   11.26%
     AZL Van Kampen Comstock Fund
        2007                                   47,291 $11.36to $12.59   564,367      1.45%  1.00%to  2.95%  -5.08%to   -3.20%
        2006                                   42,375 $11.93to $13.14   528,044      1.04%  1.00%to  2.70%   9.38%to   12.69%
        2005                                   43,085 $10.59to $11.39   473,191      0.41%  1.15%to  2.70%   1.16%to    2.74%
        2004                                   34,900 $10.47to $11.08   378,088      0.42%  1.15%to  2.70%  13.99%to   15.77%
        2003                                   21,322  $9.18to  $9.57   201,488      1.07%  1.15%to  2.70%  27.06%to   29.04%
     AZL Van Kampen Equity and Income Fund
        2007                                   19,186 $12.23to $12.95   242,363      1.55%  1.00%to  2.95%   0.05%to    2.03%
        2006                                   17,873 $12.20to $12.76   223,287      1.02%  1.00%to  2.70%   7.23%to    9.53%
        2005                                   14,278 $11.14to $11.38   161,504      0.00%  1.40%to  2.70%   3.91%to    5.27%
        2004(2)                                 7,557 $10.72to $10.81    81,460      0.94%  1.40%to  2.70%   7.18%to    8.11%
     AZL Van Kampen Global Franchise Fund
        2007                                   21,519 $18.22to $19.59   406,292      0.00%  1.00%to  2.95%   6.61%to    8.72%
        2006                                   22,029 $17.05to $18.14   386,210      1.55%  1.00%to  2.70%   7.55%to   18.03%
        2005                                   17,131 $14.44to $14.95   252,646      0.00%  1.40%to  2.70%   8.68%to   10.10%
        2004                                    9,069 $13.29to $13.58   122,121      0.00%  1.40%to  2.70%   9.21%to   10.64%
        2003                                    1,963 $12.17to $12.27    24,028      0.04%  1.40%to  2.70%  21.68%to   22.75%
     AZL Van Kampen Global Real Estate Fund
        2007                                    7,887 $10.64to $10.90    84,856      0.49%  1.00%to  2.95% -11.35%to   -9.59%
        2006(4)                                 5,248 $11.96to $12.08    63,019      1.20%  1.00%to  2.60%  18.32%to   18.98%
     AZL Van Kampen Growth and Income Fund
        2007                                   23,437 $13.10to $14.53   323,375      1.23%  1.00%to  2.95%  -0.36%to    1.62%
        2006                                   26,601 $13.12to $14.44   364,766      0.82%  1.00%to  2.70%   9.56%to   12.82%
        2005                                   25,803 $11.63to $12.50   311,483      0.35%  1.15%to  2.70%   6.33%to    7.99%
        2004                                   20,145 $10.93to $11.58   227,029      0.35%  1.15%to  2.70%  10.78%to   12.51%
        2003                                   14,416  $9.87to $10.29   145,703      1.06%  1.15%to  2.70%  24.06%to   26.00%

                                      112

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:
                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     AZL Van Kampen Mid Cap Growth Fund
        2007                                  29,896  $14.85to $16.47   464,770     0.03%   1.00%to  2.95%  18.62%to   20.97%
        2006                                  18,548  $12.49to $13.75   241,109     0.00%   1.00%to  2.70%   6.31%to   13.18%
        2005                                  16,140  $11.74to $12.63   196,210     0.00%   1.15%to  2.70%  14.42%to   16.20%
        2004                                   8,449  $10.26to $10.87    89,260     0.00%   1.15%to  2.70%  18.00%to   19.84%
        2003                                   5,883   $8.69to  $9.07    52,273     0.00%   1.15%to  2.70%  25.01%to   26.97%
     Davis VA Financial Portfolio
        2007                                   6,470  $14.28to $16.15    97,925     0.97%   1.00%to  2.95%  -8.79%to   -6.99%
        2006                                   7,986  $15.62to $17.57   131,469     0.66%   1.00%to  2.70%  13.42%to   15.36%
        2005                                   7,369  $13.54to $14.84   104,401     0.52%   1.15%to  2.70%   5.50%to    7.15%
        2004                                   6,719  $12.83to $13.85    89,662     0.42%   1.15%to  2.70%   7.37%to    9.05%
        2003                                   4,421  $11.95to $12.70    54,566     0.49%   1.15%to  2.70%  28.63%to   30.64%
     Davis VA Real Estate Portfolio
        2007                                      55  $27.16to $29.75     1,605     3.41%   1.15%to  2.55% -17.62%to  -16.45%
        2006                                      71  $32.97to $36.32     2,483     2.95%   1.15%to  2.55%  31.00%to   32.84%
        2005                                      97  $25.17to $26.94     2,565     3.15%   1.40%to  2.55%  10.29%to   11.56%
        2004                                     120  $22.82to $24.45     2,851     3.14%   1.15%to  2.55%  29.96%to   31.80%
        2003                                     167  $17.56to $18.55     3,025     4.36%   1.15%to  2.55%  33.35%to   35.23%
     Davis VA Value Portfolio
        2007                                  12,127  $12.86to $14.54   166,627     1.04%   1.15%to  2.70%   1.84%to    3.43%
        2006                                  14,707  $12.63to $14.06   196,912     0.75%   1.15%to  2.70%  11.95%to   13.69%
        2005                                  16,693  $11.28to $12.37   197,991     0.95%   1.15%to  2.70%   6.54%to    8.20%
        2004                                  18,681  $10.59to $11.43   206,291     0.84%   1.15%to  2.70%   9.33%to   11.04%
        2003                                  15,865   $9.69to $10.29   159,028     1.08%   1.15%to  2.70%  26.30%to   28.27%
     Dreyfus IP Small Cap Stock Index Portfolio
        2007                                  15,892  $13.48to $14.72   223,520     0.41%   1.00%to  2.70%  -3.32%to   -1.65%
        2006                                  19,635  $13.94to $15.09   283,716     0.40%   1.00%to  2.70%  10.67%to   11.37%
        2005                                  19,435  $12.52to $13.25   250,171     0.00%   1.15%to  2.70%   4.38%to    6.01%
        2004                                  15,361  $11.99to $12.50   187,943     0.52%   1.15%to  2.70%  18.63%to   20.49%
        2003                                   8,390  $10.09to $10.37    85,926     0.29%   1.15%to  2.70%  34.11%to   36.20%


                                      113

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***

     Dreyfus Stock Index Fund
        2007                                   24,899 $12.61to $13.77   329,493      1.45%  1.00%to  2.70%   2.18%to    3.94%
        2006                                   30,988 $12.34to $13.36   398,216      1.43%  1.00%to  2.70%   9.67%to   12.14%
        2005                                   32,897 $11.01to $11.65   374,037      1.40%  1.15%to  2.70%   1.66%to    3.24%
        2004                                   33,888 $10.83to $11.29   375,897      1.60%  1.15%to  2.70%   7.40%to    9.10%
        2003                                   22,253 $10.08to $10.35   228,025      1.34%  1.15%to  2.70%  24.64%to   26.59%
     Franklin Global Communications Securities Fund
        2007                                    9,218 $24.56to $32.86   275,000      0.00%  1.00%to  2.95%  19.62%to   23.00%
        2006                                    8,387 $20.31to $26.84   209,108      0.31%  1.00%to  2.70%  18.07%to   21.25%
        2005                                    7,872 $16.75to $21.73   162,884      2.70%  1.15%to  2.70%  12.71%to   14.51%
        2004                                    8,345 $14.86to $18.98   152,822      1.00%  1.15%to  2.70%  11.13%to   13.06%
        2003                                    8,967 $13.38to $16.82   146,612      0.91%  1.15%to  2.70%  36.70%to   38.84%
     Franklin Growth and Income Securities Fund
        2007                                   12,181 $28.67to $38.36   439,537      2.39%  1.00%to  2.70%  -6.29%to   -4.67%
        2006                                   14,586 $30.60to $40.54   555,540      2.51%  1.00%to  2.70%   9.40%to   13.65%
        2005                                   16,366 $26.92to $34.92   543,927      2.72%  1.15%to  2.70%   0.76%to    2.33%
        2004                                   17,158 $26.72to $34.12   563,821      2.56%  1.15%to  2.70%   7.66%to    9.36%
        2003                                   16,943 $24.82to $31.20   516,790      3.20%  1.15%to  2.70%  22.35%to   24.31%
     Franklin High Income Securities Fund
        2007                                    8,121 $19.89to $26.61   194,157      6.81%  1.00%to  2.95%  -1.11%to    1.69%
        2006                                    9,155 $19.89to $26.29   217,690      6.24%  1.00%to  2.70%   5.18%to    6.46%
        2005                                    9,108 $18.69to $24.24   203,114      5.98%  1.15%to  2.70%   0.57%to    2.29%
        2004                                    9,464 $18.58to $23.73   209,279      5.95%  1.15%to  2.70%   6.94%to    8.61%
        2003                                    8,768 $17.50to $21.85   182,932      8.92%  1.15%to  2.65%  27.75%to   29.68%
     Franklin Income Securities Fund
        2007                                   26,714 $37.99to $50.82 1,236,149      3.51%  1.00%to  2.95%  -0.11%to    2.72%
        2006                                   24,645 $37.62to $49.71 1,124,778      3.48%  1.00%to  2.70%   7.12%to   15.10%
        2005                                   20,445 $32.68to $42.39   811,292      3.53%  1.15%to  2.70%  -1.10%to    0.45%
        2004                                   16,383 $33.05to $42.20   661,455      3.11%  1.15%to  2.70%  10.81%to   12.55%
        2003                                   14,234 $30.04to $37.50   520,291      5.28%  1.15%to  2.65%  28.27%to   30.26%


                                      114

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     Franklin Large Cap Growth Securities Fund
        2007                                   14,370 $18.12to $21.71   293,997      0.81%  1.00%to  2.70%   3.39%to    5.17%
        2006                                   17,410 $17.52to $21.01   341,776      0.81%  1.00%to  2.70%   7.95%to    9.49%
        2005                                   19,427 $16.23to $18.86   350,975      0.64%  1.15%to  2.70%  -1.63%to   -0.09%
        2004                                   18,002 $16.50to $18.87   330,333      0.51%  1.15%to  2.70%   5.05%to    6.72%
        2003                                   13,752 $15.71to $17.69   241,490      0.73%  1.15%to  2.70%  23.56%to   25.49%
     Franklin Money Market Fund
        2007                                    1,575 $16.51to $17.19    26,980      4.47%  1.15%to  1.49%   2.85%to    3.06%
        2006                                    1,905 $16.03to $16.68    31,583      4.29%  1.15%to  1.49%   2.84%to    2.93%
        2005                                    2,450 $15.59to $16.21    39,365      2.48%  1.15%to  1.49%   1.04%to    1.13%
        2004                                    3,203 $15.43to $16.03    50,808      0.71%  1.15%to  1.49%  -0.76%to   -0.67%
        2003                                    4,280 $15.55to $16.14    68,220      0.54%  1.15%to  1.49%  -0.96%to   -0.87%
     Franklin Real Estate Fund
        2007                                    6,170 $41.95to $56.12   306,481      2.40%  1.15%to  2.70% -22.98%to  -21.76%
        2006                                    8,543 $54.47to $71.74   548,475      1.99%  1.15%to  2.70%  17.38%to   19.21%
        2005                                    9,882 $46.40to $60.18   537,862      1.44%  1.15%to  2.70%  10.46%to   12.18%
        2004                                    8,516 $42.01to $53.65   419,936      1.82%  1.15%to  2.70%  28.28%to   30.34%
        2003                                    5,990 $32.75to $41.18   232,278      2.55%  1.15%to  2.70%  32.13%to   34.20%
     Franklin Rising Dividends Securities Fund
        2007                                   15,529 $30.16to $38.42   549,522      2.48%  1.15%to  2.70%  -5.29%to   -3.78%
        2006                                   19,516 $31.84to $39.95   722,650      1.12%  1.15%to  2.70%  14.01%to   15.79%
        2005                                   21,765 $27.93to $34.50   701,663      0.95%  1.15%to  2.70%   0.68%to    2.25%
        2004                                   20,424 $27.74to $33.74   652,269      0.68%  1.15%to  2.70%   8.03%to    9.73%
        2003                                   16,203 $25.68to $30.75   481,645      0.95%  1.15%to  2.70%  21.27%to   23.16%
     Franklin Small Cap Value Securities Fund
        2007                                    8,622 $15.95to $18.53   149,192      0.70%  1.15%to  2.70%  -4.99%to   -3.50%
        2006                                   11,149 $16.78to $19.20   201,830      0.65%  1.15%to  2.70%  13.87%to   15.65%
        2005                                   13,411 $14.74to $16.60   211,689      0.81%  1.15%to  2.70%   5.88%to    7.53%
        2004                                   12,800 $13.92to $15.44   189,938      0.19%  1.15%to  2.70%  20.44%to   22.36%
        2003                                    7,900 $11.56to $12.62    97,449      0.26%  1.15%to  2.70%  28.60%to   30.63%
     Franklin Small-Mid Cap Growth Securities Fund
        2007                                    9,861 $21.62to $26.02   242,499      0.00%  1.15%to  2.70%   8.26%to    9.96%
        2006                                   11,991 $19.97to $23.66   269,950      0.00%  1.15%to  2.70%   5.81%to    7.45%
        2005                                   14,051 $18.87to $22.02   296,641      0.00%  1.15%to  2.70%   2.00%to    3.63%
        2004                                   14,994 $18.50to $21.26   308,650      0.00%  1.15%to  2.70%   8.50%to   10.20%
        2003                                   13,915 $17.05to $19.29   263,494      0.00%  1.15%to  2.70%  33.59%to   35.69%

                                      115

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
Franklin Templeton VIP Founding Funds Allocation Fund
   2007(5)                                  4,548 $9.19 to  $9.26   41,977       0.00% 1.00% to  2.95% -8.25% to  -7.36%
Franklin U.S. Government Fund
   2007                                    17,323$20.48 to $27.40  429,720       4.94% 1.00% to  2.95%  2.32% to   5.54%
   2006                                    19,375$19.74 to $26.07  459,275       4.44% 1.00% to  2.70%  1.25% to   1.85%
   2005                                    21,379$19.49 to $25.28  497,400       4.33% 1.15% to  2.70% -0.32% to   1.24%
   2004                                    21,258$19.55 to $24.97  495,079       5.03% 1.15% to  2.70%  0.71% to   2.29%
   2003                                    20,233$19.42 to $24.41  468,662       5.31% 1.15% to  2.70% -0.51% to   1.04%
Franklin Zero Coupon 2010 Fund
   2007                                     2,451$31.32 to $41.90   90,911       4.96% 1.00% to  2.95%  5.45% to   7.54%
   2006                                     2,533$29.63 to $40.08   88,620       3.96% 1.00% to  2.70% -0.02% to   1.26%
   2005                                     2,783$29.63 to $38.43   96,876       4.24% 1.15% to  2.70% -1.16% to   0.38%
   2004                                     2,118$29.98 to $38.29   74,368       4.72% 1.15% to  2.70%  1.92% to   3.52%
   2003                                     1,956$29.41 to $36.98   67,640       4.15% 1.15% to  2.70%  0.83% to   2.41%
J.P. Morgan International Opportunities Portfolio
   2007                                        41$11.78 to $12.26      491       1.00% 1.15% to  2.55%  6.56% to   8.08%
   2006                                        47$10.50 to $11.57      523       1.18% 1.15% to  2.55% 18.97% to  20.65%
   2005                                        64 $9.17 to  $9.45      593       0.86% 1.40% to  1.90%  8.61% to   9.16%
   2004                                        72 $8.44 to  $8.66      615       0.53% 1.40% to  1.90% 16.14% to  16.72%
   2003                                        77 $7.27 to  $7.42      563       0.81% 1.40% to  1.90% 29.95% to  30.27%
J.P. Morgan U.S. Large Cap Core Equity Portfolio
   2007                                        65 $9.05 to  $9.60      596       1.08% 1.15% to  2.55% -0.91% to   0.49%
   2006                                        76 $8.67 to  $9.56      705       1.02% 1.15% to  2.55% 13.65% to  15.24%
   2005                                       107 $7.93 to  $8.29      861       1.26% 1.15% to  1.90% -0.55% to   0.19%
   2004                                       130 $7.98 to  $8.28    1,049       0.75% 1.15% to  1.90%  7.42% to   8.23%
   2003                                       149 $7.42 to  $7.65    1,117       0.77% 1.15% to  1.90% 25.73% to  26.67%
Jennison 20/20 Focus Portfolio
   2007                                     6,655$16.00 to $17.47  111,090       0.11% 1.15% to  2.70%  7.17% to   8.85%
   2006                                     8,186$14.93 to $16.05  126,736       0.00% 1.15% to  2.70% 10.59% to  12.31%
   2005                                     9,216$13.50 to $14.29  127,963       0.00% 1.15% to  2.70% 18.04% to  19.88%
   2004                                     7,122$11.44 to $11.92   83,106       0.00% 1.15% to  2.70% 12.30% to  14.05%
   2003                                     3,070$10.18 to $10.45   31,676       0.00% 1.15% to  2.70% 25.37% to  27.32%


                                      116

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
Mutual Discovery Securities Fund
   2007                                    31,131$25.83 to $30.67  893,746       1.50% 1.00% to  2.95%  8.58% to  10.73%
   2006                                    30,097$23.70 to $24.92  788,452       1.03% 1.00% to  2.70%  9.77% to  19.79%
   2005                                    26,246$19.81 to $22.76  571,760       1.31% 1.15% to  2.70% 12.89% to  14.66%
   2004                                    20,002$17.55 to $19.85  385,579       1.08% 1.15% to  2.70% 15.04% to  16.90%
   2003                                    15,077$15.25 to $16.99  252,965       1.79% 1.15% to  2.70% 25.55% to  27.51%
Mutual Shares Securities Fund
   2007                                    49,588$20.91 to $24.871,160,544       1.51% 1.00% to  2.95%  0.45% to   2.44%
   2006                                    47,987$20.76 to $24.651,107,271       1.30% 1.00% to  2.70%  9.03% to  15.23%
   2005                                    39,133$18.02 to $20.78  781,296       0.94% 1.15% to  2.70%  7.62% to   9.29%
   2004                                    30,814$16.74 to $19.01  571,473       0.82% 1.15% to  2.70%  9.62% to  11.34%
   2003                                    26,227$15.27 to $17.07  442,819       1.10% 1.15% to  2.70% 21.81% to  23.74%
OpCap Mid Cap Portfolio
   2007                                     2,964$10.37 to $10.61   31,117       0.15% 1.00% to  2.95%  4.10% to   6.16%
   2006(4)                                  1,451 $9.93 to $10.04   14,483       0.00% 1.00% to  2.60% 10.29% to  10.90%
Oppenheimer Global Securities Fund/VA
   2007                                    13,620$14.17 to $16.02  205,533       1.40% 1.15% to  2.70%  3.47% to   5.10%
   2006                                    16,707$13.70 to $15.25  241,736       1.06% 1.15% to  2.70% 14.56% to  16.35%
   2005                                    19,339$11.95 to $13.10  242,446       1.06% 1.15% to  2.70% 11.27% to  13.00%
   2004                                    21,679$10.74 to $11.60  242,223       1.22% 1.15% to  2.70% 15.98% to  17.80%
   2003                                    17,616 $9.26 to  $9.84  168,620       0.57% 1.15% to  2.70% 39.21% to  41.38%
Oppenheimer High Income Fund/VA
   2007                                     2,370$11.72 to $13.25   29,717       7.52% 1.15% to  2.70% -2.78% to  -1.25%
   2006                                     2,977$12.05 to $13.42   38,259       7.81% 1.15% to  2.70%  6.52% to   8.18%
   2005                                     3,291$11.32 to $12.40   39,330       6.94% 1.15% to  2.70% -0.40% to   1.15%
   2004                                     4,150$11.36 to $12.26   49,485       6.60% 1.15% to  2.70%  6.06% to   7.72%
   2003                                     4,885$10.71 to $11.38   54,655       4.50% 1.15% to  2.70% 20.66% to  22.54%
Oppenheimer Main Street Fund/VA
   2007                                    13,154 $9.92 to $11.22  139,064       1.04% 1.15% to  2.70%  1.63% to   3.22%
   2006                                    15,908 $9.76 to $10.87  164,300       1.17% 1.15% to  2.70% 11.97% to  13.71%
   2005                                    18,526 $8.72 to  $9.56  169,622       1.39% 1.15% to  2.70%  3.16% to   4.77%
   2004                                    21,503 $8.45 to  $9.12  189,299       0.82% 1.15% to  2.70%  6.53% to   8.20%
   2003                                    18,350 $7.93 to  $8.43  151,190       0.70% 1.15% to  2.70% 23.34% to  25.27%

                                      117

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     PIMCO VIT All Asset Portfolio
        2007                                   13,347 $12.67to $13.84   180,302      7.29%  1.00%to  2.95%   5.16%to   13.40%
        2006                                   16,148 $12.40to $12.98   205,480      5.38%  1.00%to  2.70%   1.59%to    1.88%
        2005                                   17,865 $12.18to $12.44   222,032      4.74%  1.40%to  2.70%   3.41%to    4.76%
        2004(2)                                   7,585 $11.77to $11.88    90,911      5.79%  1.40%to  2.70%  10.27%to   11.23%
     PIMCO VIT CommodityRealReturn Strategy Portfolio
        2007                                    8,897 $12.41to $12.87   112,433      4.81%  1.00%to  2.95%  19.64%to   22.01%
        2006                                    8,067 $10.34to $10.62    84,388      4.62%  1.00%to  2.60%  -5.58%to   -5.58%
        2005(3)                                   4,475 $10.95to $11.04    49,229      2.57%  1.40%to  2.60%   9.31%to   10.18%
     PIMCO VIT Emerging Markets Bond Portfolio
        2007                                    3,644 $11.90to $12.37    44,213      5.82%  1.00%to  2.95%   2.73%to    4.76%
        2006                                    3,050 $11.54to $11.85    35,627      5.36%  1.00%to  2.60%   5.08%to    6.48%
        2005(3)                                   2,030 $10.84to $10.93    22,123      3.65%  1.40%to  2.60%   8.32%to    9.19%
     PIMCO VIT Global Bond Portfolio(Unhedged)
        2007                                    5,408 $10.11to $10.51    55,781      3.33%  1.00%to  2.95%   6.54%to    8.65%
        2006                                    3,080  $9.46to  $9.71    29,522      3.33%  1.00%to  2.60%   1.02%to    1.97%
        2005(3)                                   1,350  $9.27to  $9.35    12,591      1.98%  1.40%to  2.60%  -7.18%to   -6.43%
     PIMCO VIT High Yield Portfolio
        2007                                   12,978 $12.43to $14.58   173,285      7.03%  1.00%to  2.95%  -1.68%to    2.48%
        2006                                   15,336 $12.34to $13.88   201,813      6.93%  1.00%to  2.70%   4.88%to    6.21%
        2005                                   16,429 $11.62to $13.21   202,567      6.57%  1.15%to  2.70%   1.36%to    2.94%
        2004                                   15,047 $11.46to $12.84   182,237      6.55%  1.15%to  2.70%   6.64%to    8.31%
        2003                                    9,969 $10.75to $11.85   112,881      7.09%  1.15%to  2.70%  19.63%to   21.50%
     PIMCO VIT Real Return Portfolio
        2007                                   20,669 $11.55to $12.41   249,436      4.72%  1.00%to  2.95%   7.43%to    9.56%
        2006                                   22,779 $10.72to $11.46   253,317      4.25%  1.00%to  2.70%  -1.96%to   -1.53%
        2005                                   25,016 $10.94to $11.37   281,377      2.82%  1.40%to  2.70%  -0.61%to    0.68%
        2004                                   18,257 $11.00to $11.29   204,910      1.07%  1.40%to  2.70%   6.01%to    7.40%
        2003                                    5,111 $10.38to $10.52    53,687      0.47%  1.40%to  2.70%   3.88%to    4.79%
     PIMCO VIT StocksPLUS Growth and Income Portfolio
        2007                                    1,703 $10.12to $11.35    18,349      7.46%  1.15%to  2.70%   4.00%to    5.63%
        2006                                    2,085  $9.66to $10.75    21,404      4.87%  1.15%to  2.70%  11.85%to   13.59%
        2005                                    2,427  $8.68to  $9.46    22,100      2.25%  1.15%to  2.60%   0.84%to    2.31%
        2004                                    2,975  $8.61to  $9.25    26,672      1.68%  1.15%to  2.60%   7.96%to    9.54%
        2003                                    3,294  $7.98to  $8.44    27,133      2.24%  1.15%to  2.60%  27.10%to   28.89%

                                      118

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007


6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     PIMCO VIT Total Return Portfolio
        2007                                   35,646 $13.16to $15.29   505,831      4.85%  1.00%to  2.95%   4.38%to    7.67%
        2006                                   37,062 $12.44to $13.99   492,340      4.44%  1.00%to  2.70%   1.09%to    1.62%
        2005                                   36,408 $12.30to $13.85   474,744      3.44%  1.15%to  2.70%  -0.27%to    1.29%
        2004                                   31,550 $12.34to $13.67   409,277      1.89%  1.15%to  2.70%   2.09%to    3.69%
        2003                                   25,802 $12.08to $13.19   325,872      2.81%  1.15%to  2.70%   2.25%to    3.84%
     Seligman Global Technology Portfolio
        2007                                      320  $7.34to  $7.76     2,408      0.00%  1.15%to  2.55%  12.52%to   14.12%
        2006                                      446  $6.27to  $6.91     2,954      0.00%  1.15%to  2.55%  14.96%to   16.58%
        2005                                      537  $5.52to  $5.86     3,070      0.00%  1.35%to  2.35%   5.63%to    6.69%
        2004                                      735  $5.18to  $5.55     3,959      0.00%  1.15%to  2.55%   1.35%to    2.79%
        2003                                      865  $5.11to  $5.40     4,560      0.00%  1.15%to  2.55%  32.69%to   34.56%
     Seligman Smaller-Cap Value Portfolio
        2007                                    4,672 $25.49to $28.82   126,765      0.00%  1.15%to  2.70%   1.35%to    2.95%
        2006                                    6,020 $25.15to $28.00   159,979      0.00%  1.15%to  2.70%  18.03%to   19.86%
        2005                                    7,502 $21.31to $23.36   167,646      9.61%  1.15%to  2.70%  -6.53%to   -5.07%
        2004                                    9,464 $22.80to $24.60   224,465      0.00%  1.15%to  2.70%  16.75%to   18.58%
        2003                                    8,463 $19.53to $20.75   170,777      0.00%  1.15%to  2.70%  45.95%to   48.23%
     SP Strategic Partners Focused Growth Portfolio
        2007                                    3,429  $7.44to  $8.26    26,746      0.00%  1.15%to  2.70%  11.60%to   13.36%
        2006                                    4,431  $6.64to  $7.29    30,769      0.00%  1.15%to  2.70%  -3.74%to   -2.24%
        2005                                    5,876  $6.90to  $7.46    42,142      0.00%  1.15%to  2.70%  11.77%to   13.52%
        2004                                    4,978  $6.17to  $6.57    31,717      0.00%  1.15%to  2.70%   6.97%to    8.64%
        2003                                    2,377  $5.79to  $6.05    14,067      0.00%  1.15%to  2.60%  22.23%to   24.02%
     SP International Growth Portfolio
        2007                                    3,006  $9.29to $10.37    29,477      0.45%  1.15%to  2.70%  15.93%to   17.76%
        2006                                    2,608  $8.02to  $8.80    21,901      1.58%  1.15%to  2.70%  16.98%to   18.80%
        2005                                    2,982  $6.85to  $7.41    21,271      0.24%  1.15%to  2.70%  12.72%to   14.47%
        2004                                    3,563  $6.08to  $6.47    22,395      0.00%  1.15%to  2.70%  13.02%to   14.79%
        2003                                    3,057  $5.38to  $5.64    16,888      0.00%  1.15%to  2.70%  35.43%to   37.55%


                                      119

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     Templeton Asset Strategy Fund
        2007                                      599 $23.23to $28.86    15,017     17.69%  1.15%to  1.49%   8.53%to    8.78%
        2006                                      742 $21.37to $26.53    16,958      7.31%  1.15%to  1.49%  19.60%to   19.73%
        2005                                      897 $17.87to $22.16    17,048      3.91%  1.15%to  1.49%   2.17%to    2.41%
        2004                                    1,066 $17.46to $21.65    19,700      2.98%  1.15%to  1.49%  14.16%to   14.39%
        2003                                    1,279 $15.29to $18.92    20,577      2.78%  1.15%to  1.49%  30.18%to   30.47%
     Templeton Developing Markets Securities Fund
        2007                                   12,859 $23.60to $29.12   342,414      2.43%  1.15%to  2.70%  25.34%to   27.30%
        2006                                   16,614 $18.83to $22.87   351,001      1.12%  1.15%to  2.70%  24.69%to   26.63%
        2005                                   18,819 $15.10to $18.06   317,296      1.29%  1.15%to  2.70%  24.04%to   25.99%
        2004                                   13,491 $12.17to $14.34   183,668      1.80%  1.15%to  2.70%  21.38%to   23.28%
        2003                                    9,753 $10.03to $11.63   110,280      1.22%  1.15%to  2.70%  48.91%to   51.60%
     Templeton Foreign Securities Fund
        2007                                   14,100 $26.18to $33.50   443,786      2.13%  1.00%to  2.70%  12.36%to   14.30%
        2006                                   16,562 $23.30to $30.02   459,162      1.33%  1.00%to  2.70%  10.98%to   18.22%
        2005                                   17,208 $19.71to $24.44   402,655      1.25%  1.15%to  2.70%   7.24%to    8.94%
        2004                                   16,757 $18.38to $22.44   365,141      1.14%  1.15%to  2.70%  15.36%to   17.22%
        2003                                   16,262 $16.02to $19.16   306,069      1.87%  1.15%to  2.65%  28.75%to   30.71%
     Templeton Global Income Securities Fund
        2007                                    2,675 $26.00to $34.15    84,083      1.99%  1.00%to  2.95%   7.83%to    9.96%
        2006                                      909 $29.91to $31.13    27,726      3.17%  1.15%to  1.49%  11.47%to   11.48%
        2005                                    1,092 $26.83to $27.92    29,837      6.41%  1.15%to  1.49%  -4.37%to   -4.18%
        2004                                    1,345 $28.05to $29.14    38,359     11.07%  1.15%to  1.49%  13.19%to   13.49%
        2003                                    1,586 $24.74to $25.69    39,856      7.75%  1.15%to  1.49%  20.80%to   21.04%
     Templeton Growth Securities Fund
        2007                                   30,377 $24.71to $30.58   870,214      1.41%  1.00%to  2.95%  -0.64%to    1.32%
        2006                                   29,543 $24.80to $30.81   844,951      1.34%  1.00%to  2.70%  11.80%to   18.57%
        2005                                   26,041 $20.92to $25.07   626,812      1.16%  1.15%to  2.70%   5.97%to    7.62%
        2004                                   20,998 $19.74to $23.29   478,645      1.20%  1.15%to  2.70%  12.93%to   14.70%
        2003                                   18,504 $17.65to $20.31   373,933      1.67%  1.15%to  2.60%  28.74%to   30.78%
     Van Kampen LIT Enterprise Portfolio
        2007                                       20  $7.29to  $7.58       149      0.61%  1.15%to  2.55%   9.83%to   11.39%
        2006                                       28  $6.30to  $6.94       186      0.52%  1.15%to  2.55%   4.39%to    5.86%
        2005                                       35  $6.27to  $6.46       226      0.87%  1.40%to  1.90%   6.12%to    6.65%
        2004                                       45  $5.91to  $6.06       269      0.36%  1.40%to  1.90%   2.09%to    2.60%
        2003                                       52  $5.79to  $5.91       305      0.65%  1.40%to  1.90%  23.51%to   24.13%

                                      120

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2007

6.      FINANCIAL HIGHLIGHTS (CONTINUED)

     A summary of units outstanding (thousands), unit values, net assets
     (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2007, 2006, 2005, 2004 and 2003 is as follows:

                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units      Unit Fair   Net Assets Investment Expense Ratio       Total Return
                                           Outstanding  Value lowest              Income       lowest to
                                                       to highest                 Ratio*      highest**     lowest to highest***
     Van Kampen LIT Growth and Income  Portfolio
        2007                                       59 $16.27to $17.27       975      1.66%  1.15%to  2.55%   0.20%to    1.62%
        2006                                       64 $15.42to $16.99     1,043      1.29%  1.15%to  2.55%  13.32%to   14.91%
        2005                                       82 $14.15to $14.79     1,183      1.14%  1.15%to  1.90%   7.92%to    8.73%
        2004                                       99 $13.11to $13.60     1,313      1.00%  1.15%to  1.90%  12.22%to   13.07%
        2003                                      139 $11.68to $12.03     1,641      1.00%  1.15%to  1.90%  25.62%to   26.57%
     Van Kampen LIT Strategic Growth Portfolio
        2007                                      462  $8.24to  $9.04     4,019      0.00%  1.15%to  2.55%  13.69%to   15.30%
        2006                                      685  $7.25to  $7.84     5,196      0.00%  1.15%to  2.55%   0.05%to    1.45%
        2005                                      863  $7.24to  $7.73     6,486      0.01%  1.15%to  2.55%   4.93%to    6.41%
        2004                                    1,047  $6.90to  $7.27     7,455      0.00%  1.15%to  2.55%   4.08%to    5.55%
        2003                                    1,289  $6.63to  $6.88     8,731      0.00%  1.15%to  2.55%  23.84%to   25.58%


     * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented.


1.  Period from May 1, 2003 (fund commencement) to December 31, 2003
2.  Period from May 3, 2004 (fund commencement) to December 31, 2004
3.  Period from May 2, 2005 (fund commencement) to December 31, 2005
4.  Period from May 2, 2006 (fund commencement) to December 31, 2006
5.  Period from May 1, 2007 (fund commencement) to December 31, 2007


                                      121


                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                        Consolidated Financial Statements
                           and Supplemental Schedules

                           December 31, 2007 and 2006


     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Allianz Life Insurance Company of North America:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

Minneapolis, Minnesota
April 16, 2008


                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2007 and 2006
                        (in thousands, except share data)


                                      Assets                                         2007               2006
------------------------------------------------------------------------------------------------------------------

Investments:
      Fixed-maturity securities, at fair value
           (amortized cost of $39,319,355 and $35,842,155, respectively)       $    40,418,415   $     36,211,861
      Mortgage loans on real estate, net                                             4,402,214          3,371,961
      Short-term securities                                                            737,039            983,650
      Options, non-affiliated                                                          366,922            682,420
      Options, affiliated                                                               12,933             30,352
      Real estate (net of accumulated depreciation of
           $30,777 in 2007 and $43,613 in 2006)                                        327,967            455,983
      Loans to affiliates                                                              725,826            218,553
      Policy loans                                                                     169,058            146,139
      Partnerships                                                                      20,501             47,716
      Equity securities, at fair value
           (cost of $42,680 and $19,512, respectively)                                  46,044             28,485
      Investment in equity method investees                                                562              1,398
------------------------------------------------------------------------------------------------------------------
                Total investments                                                   47,227,481         42,178,518

Cash                                                                                    92,177             55,876
Accrued investment income                                                              496,523            439,154
Receivables, affiliated                                                                      -              2,112
Receivables, non-affiliated (net of allowance for
      uncollectible accounts of $4,819 in 2007 and $0 in 2006)                         172,251            272,915
Reinsurance recoverable:
      Recoverable on policyholder liabilities, affiliated                                  723              3,446
      Recoverable on policyholder liabilities, non-affiliated                        4,121,293          4,175,709
      Receivable on policyholder liabilities, affiliated                                    42              2,017
      Receivable on policyholder liabilities, non-affiliated                             4,218              4,305
Deferred acquisition costs                                                           5,575,492          5,265,226
Deferred sales inducements                                                             767,916            721,322
Goodwill                                                                               502,640            495,243
Home office property and equipment (net of accumulated
      depreciation of $70,030 in 2007 and $56,875 in 2006)                             184,398            193,473
Value of business acquired and other intangible assets (net of
      accumulated amortization of $210,121 in 2007 and $195,102 in 2006)                38,614             64,333
Other assets                                                                           352,537            298,020
------------------------------------------------------------------------------------------------------------------
                Assets, exclusive of separate account assets                        59,536,305         54,171,669

Separate account assets                                                             20,541,717         19,837,566
------------------------------------------------------------------------------------------------------------------

                Total assets                                                   $    80,078,022   $     74,009,235
------------------------------------------------------------------------------------------------------------------




See accompanying notes to consolidated financial statements.
                                        2

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2002 and 2001
                        (in thousands except share data)

               Liabilities and Stockholder's Equity                         2007               2006
---------------------------------------------------------------------------------------------------------

Policyholder liabilities:
      Policy and contract account balances                            $    50,806,811   $     45,859,327
      Future policy benefit reserves                                        3,047,274          2,863,953
      Policy and contract claims                                              318,105            404,802
      Unearned premiums                                                       217,407            262,504
      Other policyholder funds                                                214,548            193,514
---------------------------------------------------------------------------------------------------------
           Total policyholder liabilities                                  54,604,145         49,584,100

Option liability                                                              218,108            324,094
Payables, affiliated, net                                                      11,658                  -
Accrued expenses                                                              271,126            229,602
Deferred gain on reinsurance                                                   68,773            166,154
Mortgage notes payable                                                        134,123            146,900
Reinsurance payable                                                            74,903             90,538
Commissions due and accrued                                                    75,097             85,077
Other liabilities                                                             227,885            113,122
---------------------------------------------------------------------------------------------------------
                Liabilities, exclusive of separate account liabilities     55,685,818         50,739,587
Separate account liabilities                                               20,541,717         19,837,566
---------------------------------------------------------------------------------------------------------
                Total liabilities                                          76,227,535         70,577,153
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------

Stockholder's equity:
      Common stock, $1 par value, 40,000,000 shares
           authorized; 20,000,001 shares issued and outstanding
           at December 31, 2007 and 2006                                       20,000             20,000
      Class A, Series A Preferred stock, $1 par value, 8,909,195 shares authorized, issued, and outstanding;
           liquidation preference of $189,366 and $189,366
           at December 31, 2007 and 2006, respectively                          8,909              8,909
      Class A, Series B Preferred stock, $1 par value, 10,000,000 shares authorized;  9,994,289 shares issued and outstanding;
           liquidation preference of $199,167 and $199,167
           at December 31, 2007 and 2006, respectively                          9,994              9,994
      Loan to affiliate                                                      (250,000)          (250,000)
      Additional paid-in capital                                            2,273,371          2,123,371
      Retained earnings                                                     1,439,086          1,384,229
      Accumulated other comprehensive income                                  349,127            135,579
---------------------------------------------------------------------------------------------------------
                Total stockholder's equity                                  3,850,487          3,432,082

---------------------------------------------------------------------------------------------------------

                Total liabilities and stockholder's equity            $    80,078,022  $      74,009,235
---------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Operations

                  Years ended December 31, 2007, 2006 and 2005
                                 (in thousands)

                                                                          2007           2006            2005
------------------------------------------------------------------------------------------------------------------

Revenue:
     Annuity considerations and policy fees                         $      253,038 $       279,238 $      308,493
     Life insurance premiums                                                56,806          52,888         52,557
     Accident and health premiums                                          311,500         545,015        483,510
     Other life policy considerations                                       89,309          79,392         76,556
------------------------------------------------------------------------------------------------------------------
            Total premiums and considerations                              710,653         956,533        921,116

     Premiums and annuity considerations, affiliated, ceded                     37             387            712
     Premiums and annuity considerations, non-affiliated, ceded            255,357         320,209        272,555
------------------------------------------------------------------------------------------------------------------
            Net premiums and considerations                                455,259         635,937        647,849

     Net investment income, affiliated                                      31,935          39,023         39,055
     Net investment income, non-affiliated                               2,129,625       1,650,665      1,386,893
     Realized investment (losses) gains, net                              (710,978)       (579,864)        61,261
     Realized gain on sale of interest of equity method investee                 -          22,451              -
     Fee and commission revenue                                            199,356         160,294        101,127
     Amortization of deferred gain on reinsurance                           99,348          58,970         16,647
     Other                                                                  34,338          43,761         22,597
------------------------------------------------------------------------------------------------------------------
            Total revenue                                                2,238,883       2,031,237      2,275,429
------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
     Annuity benefits                                                       69,277         133,100        272,413
     Life insurance benefits                                               177,968         133,860        124,623
     Accident and health insurance benefits                                294,393         470,041        422,480
     Net interest credited to policyholder account values                1,031,830         725,296        707,796
------------------------------------------------------------------------------------------------------------------
            Total benefits                                               1,573,468       1,462,297      1,527,312

     Benefit recoveries                                                    429,655         403,779        393,397
------------------------------------------------------------------------------------------------------------------
            Net benefits                                                 1,143,813       1,058,518      1,133,915

     Commissions and other agent compensation                              913,444       1,035,765      1,238,623
     General and administrative expenses                                   772,992         625,188        546,218
     Change in deferred acquisition costs, net                            (650,735)     (1,049,646)    (1,004,879)
------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                                  2,179,514       1,669,825      1,913,877
------------------------------------------------------------------------------------------------------------------
            Income from operations before income taxes
                and equity earnings                                         59,369         361,412        361,552
------------------------------------------------------------------------------------------------------------------

Income tax expense (benefit):
     Current                                                                64,494          81,510         54,032
     Deferred                                                              (60,705)         28,558        (20,076)
------------------------------------------------------------------------------------------------------------------
            Total income tax expense                                         3,789         110,068         33,956
------------------------------------------------------------------------------------------------------------------

            Income before equity earnings                                   55,580         251,344        327,596
Equity in earnings of preferred stock of affiliate, net of tax                   -               -         34,378
Equity in earnings of equity method investees, net of tax                     (308)          3,180          5,482
------------------------------------------------------------------------------------------------------------------

            Net income                                              $       55,272 $       254,524 $      367,456
------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.
                                        4

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Comprehensive Income

                  Years ended December 31, 2007, 2006 and 2005
                                 (in thousands)


                                                                                        2007           2006          2005

------------------------------------------------------------------------------------------------------------------------------
Net income                                                                         $      55,272  $     254,524  $    367,456
------------------------------------------------------------------------------------------------------------------------------


Foreign currency translation adjustments, net of tax                                       6,520            130         1,091
------------------------------------------------------------------------------------------------------------------------------
Unrealized gains (losses) on post-retirement obligation:
     Unrealized net actuarial gains arising during the period,
         net of tax expense of $0, $0, and
         $0 in 2007, 2006, and 2005, respectively                                             78              -             -
     Unrealized prior service cost arising during the period,
         net of tax benefit of $606, $0, and
         $0 in 2007, 2006, and 2005, respectively                                         (1,190)             -             -
------------------------------------------------------------------------------------------------------------------------------
                    Total unrealized post-retirement
                    obligation losses                                                     (1,112)             -             -
------------------------------------------------------------------------------------------------------------------------------
Unrealized losses on fixed-maturity and equity securities:
     Unrealized holding losses arising during the period,
         net of effect of shadow adjustments of $361,836,
         $90,188, and $(285,690) in 2007, 2006, and 2005, respectively, and net of tax (benefit) of $(137,044), $(194,881), and
         $(81,493) in 2007, 2006, and 2005, respectively                                (253,995)      (362,437)     (151,343)
     Decrease (increase) in unrealized holding losses due to reclassification adjustment for realized (losses) gains included in net income, net of tax
         (benefit) expense of $(248,842), $(195,095), and $21,441 in 2007,
         2006, and 2005, respectively                                                    462,135        362,318       (39,820)
------------------------------------------------------------------------------------------------------------------------------
                    Total unrealized holding gains (losses)                              208,140           (119)     (191,163)
------------------------------------------------------------------------------------------------------------------------------
                    Total other comprehensive income (loss)                              213,548             11      (190,072)
------------------------------------------------------------------------------------------------------------------------------
                    Total comprehensive income                                     $     268,820  $     254,535  $    177,384
------------------------------------------------------------------------------------------------------------------------------

 See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Stockholder's Equity

                  Years ended December 31, 2007, 2006 and 2005
                                 (in thousands)
                                                                                                Accumulated
                                                                Additional                           other               Total
                            Common     Preferred    Loan to       paid-in       Retained        comprehensive       stockholder's
                            stock       stock     affiliate      capital       earnings            income               equity
                           ----------  ---------- ------------  ------------  ------------- ------------------  -------------------

2005:
Balance, beginning of year  $ 20,000    $ 18,903   $ (250,000)  $ 2,123,371      $ 997,249          $ 323,218          $ 3,232,741
Comprehensive income:
Net income                         -           -            -             -        367,456                  -              367,456
Net unrealized loss on
investments, net of
shadow adjustments
and deferred taxes                 -           -            -             -              -           (191,163)            (191,163)
Net unrealized gain on
foreign currency
translation, net of
deferred taxes                     -           -            -             -              -              1,091                1,091
                                                                                                                -------------------
Total comprehensive
income                                                                                                                     177,384
Dividends paid                     -           -            -             -       (105,000)                 -             (105,000)
                           ----------  ---------- ------------  ------------  ------------- ------------------  -------------------
                           ------------
Balance, end of year        $ 20,000    $ 18,903   $ (250,000)  $ 2,123,371    $ 1,259,705          $ 133,146          $ 3,305,125
                           ====================== ============  ============  ============= ==================  ===================

2006:
Balance, beginning of year  $ 20,000    $ 18,903   $ (250,000)  $ 2,123,371    $ 1,259,705          $ 133,146          $ 3,305,125
Comprehensive income:
Net income                         -           -            -             -        254,524                  -              254,524
Net unrealized loss on
investments, net of
shadow adjustments
and deferred taxes                 -           -            -             -              -               (119)                (119)
Net unrealized gain on
foreign currency
translation, net of
deferred taxes                     -           -            -             -              -                130                  130
                                                                                                                -------------------
Total comprehensive
income                                                                                                                     254,535
Adjustment to
initially apply SFAS
No. 158, net of tax                -           -            -             -              -              2,422                2,422
Dividends paid                     -           -            -             -       (130,000)                 -             (130,000)
                           ----------  ---------- ------------  ------------  ------------- ------------------  -------------------
                           ----------
Balance, end of year        $ 20,000    $ 18,903   $ (250,000)  $ 2,123,371    $ 1,384,229          $ 135,579          $ 3,432,082
                           ==========  ========== ============  ============  ============= ==================  ===================

2007:
Balance, beginning of year  $ 20,000    $ 18,903   $ (250,000)  $ 2,123,371    $ 1,384,229          $ 135,579          $ 3,432,082
Comprehensive income:
Net income                         -           -            -             -         55,272                  -               55,272
Net unrealized gain on
investments, net of
shadow adjustments
and deferred taxes                 -           -            -             -              -            208,140              208,140
Net unrealized loss on
post-retirement
obligation, net of
deferred taxes                     -           -            -             -              -             (1,112)              (1,112)
Net unrealized gain on
foreign currency
translation, net of
deferred taxes                     -           -            -             -              -              6,520                6,520
                                                                                                                -------------------
Total comprehensive
income                                                                                                                     268,820
Adjustment to
initially apply EITF 06-5
net of tax                         -           -            -             -           (415)                 -                 (415)
Capital contribution               -           -            -       150,000              -                  -              150,000
                                       ---------- ------------  ------------  ------------- ------------------
                           ----------                                                                           -------------------
Balance, end of year        $ 20,000    $ 18,903   $ (250,000)  $ 2,273,371    $ 1,439,086          $ 349,127          $ 3,850,487
                           ==========  ========== ============  ============  ============= ==================  ===================

See accompanying notes to consolidated financial statements.


                                                                               2007               2006             2005
-----------------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) operating activities:
     Net income                                                         $          55,272 $          254,524 $       367,456
-----------------------------------------------------------------------------------------------------------------------------

       Adjustments to reconcile net income to net
        cash provided by (used in) operating activities:
             Realized investment losses (gains)                                   701,204            543,260         (65,286)
             Purchases of trading securities                                   (2,196,297)        (1,345,475)     (5,852,298)
             Sale and other redemptions of trading securities                     558,380            198,668       2,521,082
             Unrealized loss on annuity-related
                 options and gross reserves                                       347,575            912,662         339,062
             Deferred income tax (benefit) expense                                (60,705)            28,558         (20,076)
             Charges to policy account balances                                   (73,808)           (69,941)        (65,114)
             Gross interest credited to policy account balances                 1,041,726            730,546         703,795
             Amortization of (discount) premium, net                               (4,942)           111,697          49,121
             Equity in earnings of preferred stock of affiliate                         -                  -         (34,378)
             Equity in earnings of equity method investees                            111             (1,913)         (7,088)
             Change in:
                 Accrued investment income                                        (57,254)           (72,326)        (97,452)
                 Receivables                                                      103,102           (106,654)        (22,003)
                 Reinsurance recoverable                                           59,201            (84,138)        307,987
                 Deferred acquisition costs                                      (650,735)        (1,049,646)     (1,004,879)
                 Deferred sales inducements                                       (83,170)          (139,140)       (193,100)
                 Future policy benefit reserves                                   183,321            139,631         132,727
                 Policy and contract claims                                       (86,869)             8,944          96,526
                 Other policyholder funds                                          21,034            (66,312)        (32,754)
                 Unearned premiums                                                (15,566)            20,243         (20,346)
                 Reinsurance payable                                              (15,635)            19,376          (4,657)
                 Deferred gain on reinsurance                                     (97,381)            65,905          (4,381)
                 Current tax recoverable                                          (80,533)            (3,977)        (93,081)
                 Accrued expenses and other liabilities                           163,027            115,034          62,129
                 Commissions due and accrued                                       (9,980)            (7,224)        (19,752)
                 Corporate-owned life insurance                                    (6,670)           (17,462)         (5,241)
                 Mortgage loan allowance                                            9,884             11,935           4,025
             Other, net                                                           (83,309)           (23,545)        (22,012)
-----------------------------------------------------------------------------------------------------------------------------
                      Total adjustments                                          (334,289)           (81,294)     (3,347,444)
-----------------------------------------------------------------------------------------------------------------------------

             Net cash (used in) provided by operating activities        $        (279,017)$          173,230 $    (2,979,988)
-----------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.
                                        7


                                                                           2007              2006               2005
--------------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) operating activities               $       (279,017)$           173,230       (2,979,988)
--------------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) investing activities:
      Purchase of available-for-sale fixed-maturity securities            (5,081,265)        (10,363,440)     (14,409,048)
      Purchase of available-for-sale equity securities                       (80,172)            (34,641)        (648,695)
      Purchase of real estate                                                 (6,667)           (152,003)         (53,543)
      Purchase of options                                                   (990,171)           (847,025)        (594,948)
      Funding of mortgage loans on real estate                            (1,296,133)         (1,434,435)      (1,030,599)
      Sale and other redemptions of fixed-maturity securities              2,092,453           6,748,812        8,521,269
      Matured fixed-maturity securities                                      434,999             517,786          463,143
      Sale of equity securities, tax-free exchanges, and spin-offs            68,230             510,179        1,026,760
      Sale of real estate                                                    157,179              57,912           45,442
      Exercise and expiration of options                                     407,686             452,654          200,393
      Change in securities held under agreements to
            repurchase                                                             -            (559,615)         352,964
      Repayment of mortgage loans on real estate                             255,996             178,323           91,722
      Net change in short-term securities                                    246,611            (839,436)         656,249
      Purchase of home office property and equipment                          (6,638)            (75,775)         (40,416)
      Purchase of interest in equity method investees                        (12,847)            (75,026)         (51,958)
      Sale of interest in equity method investee                                   -              23,588                -
      Purchase of subsidiary, net of cash acquired                           (11,655)                  -          (11,868)
      Sale of preferred stock of affiliate                                         -                   -          559,408
      Change in loan to affiliate                                           (507,273)             11,447                -
      Options written                                                        603,961             699,877          324,447
      Other, net                                                               2,545             (14,964)         (12,518)
--------------------------------------------------------------------------------------------------------------------------

      Net cash used in investing activities                               (3,723,161)         (5,195,782)      (4,611,796)
--------------------------------------------------------------------------------------------------------------------------

Cash flows provided by (used in) financing activities:
      Policyholders' deposits to account balances                          5,858,335           7,201,051        9,525,780
      Policyholders' withdrawals from account balances                    (3,309,471)         (2,563,981)      (1,941,842)
      Policyholders' net transfers between account balances                1,278,775             363,919           48,773
      Change in amounts drawn in excess of bank balances                      73,617             (23,476)         (50,517)
      Capital contribution from parent company                               150,000                   -                -
      Change in mortgage notes payable                                       (12,777)             40,236           19,393
---------------------------------------------------------------------------------------------------------------------------

      Net cash provided by financing activities                            4,038,479           5,017,749        7,601,587
--------------------------------------------------------------------------------------------------------------------------

                     Net change in cash                                       36,301              (4,803)           9,803

Cash at beginning of year                                                     55,876              60,679           50,876
--------------------------------------------------------------------------------------------------------------------------

Cash at end of year                                                 $         92,177 $            55,876 $         60,679
--------------------------------------------------------------------------------------------------------------------------
Supplemental data:
Non-cash investing and financing activities:
      Dividend to parent company                                    $              -  $         (130,000) $      (105,000)
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

(1)  ORGANIZATION
     Allianz Life Insurance Company of North America (the Company) and subsidiaries is a wholly owned subsidiary of Allianz of America, Inc.
     (AZOA), a wholly owned subsidiary of Allianz Societas Europaea (Allianz
     SE), a European company incorporated in Germany.

     The Company is a life insurance company licensed to sell annuity, group accident and health, and group and individual life policies in the United States, Canada, and several U.S. territories. Based on 2007 statutory net premium written, 97%, 2%, and 1% of the Company's business is annuity, life insurance, and accident and health, respectively. The annuity business is comprised of fixed-indexed, variable, one-year deferred, and five-year deferred annuities representing 61%, 37%, 1%, and 1% of 2007 statutory net premium written, respectively. As a result of the 2006 exiting of certain health business discussed in note 13, going forward accident and health business will be comprised primarily of long-term care. Life business is comprised of both traditional and group life. Life business includes products with guaranteed premiums and benefits and consists principally of whole life and term insurance policies, universal life policies, limited payment contracts, and certain annuity products with life contingencies. The Company's primary distribution channels are through independent agents, broker/dealers, and third-party marketing organizations.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     BASIS OF PRESENTATION
     The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's primary subsidiary, Allianz Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported amounts of assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the Balance Sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations could cause actual results to differ from the estimates used in the consolidated financial statements. Such changes in estimates are recorded in the period they are determined.

     INVESTMENT PRODUCTS AND UNIVERSAL LIFE BUSINESS
     Investment products consist primarily of fixed-indexed, variable, and deferred annuity products. Premium receipts are reported as deposits to the contractholders' accounts. Annuity considerations and policy fees on the Consolidated Statements of Operations represent asset fees, cost of insurance charges, administrative fees, and surrender charges for investment products. Similar charges for universal life insurance are included in other life policy considerations on the Consolidated Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Amounts assessed that represent compensation to the insurance enterprise for services to be provided in future periods are not earned in the period assessed. Such amounts shall be reported as unearned premiums, which includes unearned revenue reserves (URR), and recognized in income over the period benefited using the same assumptions and factors used to amortize capitalized acquisition costs. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. The change in fair value of embedded derivatives in fixed-indexed and variable products is included in net investment

                                       9                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     income. Benefits consist of interest credited to contractholders' accounts and claims incurred in excess of the contractholders' account balance and are included in net interest credited to policyholder account values and annuity benefits, respectively, on the Consolidated Statements of Operations.

     LIFE AND ACCIDENT AND HEALTH INSURANCE
     Premiums on traditional life products are recognized as earned when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by establishing provisions for future policy benefits and deferring and amortizing related acquisition costs.

     Accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses are recognized as incurred.

     GOODWILL
     Goodwill is the excess of the amount paid to acquire a company over the fair value of its tangible net assets, value of business acquired (VOBA), other identifiable intangible assets, and valuation adjustments (such as impairments), if any.

     Goodwill is evaluated annually for impairment at the reporting unit level. Goodwill of a reporting unit is also tested for impairment on an interim basis if an event occurs or circumstances change, which may indicate a reduction of the fair value of a reporting unit below its carrying amount. The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows; and revenues and earnings. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings.

     VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS
     The value of insurance in-force purchased is recorded as the VOBA. The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs (DAC). The amortization period is expected to be approximately 20 years from the date the business was acquired; however, the Company continually monitors this assumption. If estimated gross profits differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate.

     Adjustments to VOBA are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow VOBA). These adjustments are included in accumulated other comprehensive income and are explained further in the investments section of this note.

     The recoverability of VOBA is evaluated annually, or earlier if factors warrant, based on estimates of future earnings related to the insurance in-force purchased. If the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, are not sufficient to recover VOBA, the difference, if any, is charged to expense through accelerated VOBA amortization.

     Intangible assets are identified by the Company in accordance with Statement of Financial Accounting Standards (SFAS) No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS, which requires an intangible asset to be recognized apart from goodwill when it arises from contractual or legal rights or it is capable of being separated

                                      10                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     and valued then sold, transferred, licensed, rented, or exchanged. The Company determines the useful life and amortization period for each intangible asset identified. An intangible asset with a determinable life is amortized over that period, while an intangible asset with an indefinite useful life is not amortized.

     The Company's intangible assets include trademarks, agent lists, and non-compete agreements that were acquired as a result of the Company's ownership in field marketing organizations. These intangible assets were assigned values using the present value of projected future cash flows as a base and are generally amortized over five years using the straight-line method. Also included in the Company's intangible assets is the trade name and service mark of a broker-dealer acquired during 2005, and state insurance licenses acquired in 2007. The trade name, service mark, and state insurance licenses were valued using the present value of future cash flows and were determined to have an indefinite useful life.

     Recoverability of the value of the amortizing intangible assets is assessed under SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS, which states that long-lived assets shall be tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

     Recoverability of the value of the non-amortizing intangible assets is assessed under SFAS No. 142, which states that non-amortizing intangible assets shall be tested for recoverability annually or whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

     DEFERRED ACQUISITION COSTS
     Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred to the extent recoverable from future policy revenues and gross profits. For interest-sensitive products and variable annuity contracts, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the projected earnings pattern of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. DAC is reviewed for recoverability, at least annually, and adjusted when necessary.

     Adjustments to DAC are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in accumulated other comprehensive income and are explained further in the investments section of this note.

     Changes in assumptions can have an impact on the amount of DAC reported for annuity and life insurance products and their related amortization patterns. In the event experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking). In general, increases in the estimated investment spreads and fees result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

     The Company formally evaluates the appropriateness of the best-estimate assumptions on an annual basis. If the economic environment or policyholder behavior changes quickly and substantially, assumptions will be reviewed more frequently to affirm best estimates. Any resulting DAC unlocking is reflected prospectively in the Consolidated Statements of Operations.

                                      11                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Adjustments may also be made to the estimated gross profits related to DAC that correspond with deferred annuities and universal life products for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other-than-temporarily-impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DAC models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate or cap changes. This approach applies to fixed-maturity securities purchased as investment grade only and not noninvestment grade items that were purchased with other yield considerations. See further discussion of the DAC unlocking in note 9.

     The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

     DEFERRED SALES INDUCEMENTS
     Sales inducements are product features that enhance the investment yield to the contractholder on the contract. The Company offers two types of sales inducements on certain universal life and annuity contracts. The first type, an immediate bonus, increases the account value at inception, and the second type, a persistency bonus, increases the account value at the end of a specified period.

     Annuity sales inducements are deferred as paid or credited to contractholders and life sales inducements are deferred and recognized as part of the liability for policy benefits. Deferred sales inducements (DSI) are amortized over the expected life of the contract in a manner similar to DAC and are reviewed annually for recoverability. Amortization is recorded in benefits on the Consolidated Statements of Operations. DSI related to a persistency bonus are recorded in life insurance benefits on the Consolidated Statements of Operations. DSI related to an immediate bonus are shown as a reduction of premium within annuity considerations and policy fees on the Consolidated Statements of Operations.

     Adjustments to DSI are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DSI). These adjustments are included in accumulated other comprehensive income and are explained further in the investments section of this note.

     Adjustments may also be made to DSI related to deferred annuities for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other-than-temporarily-impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DSI models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate changes. This approach applies to fixed-maturity securities purchased as investment grade only and not noninvestment grade items that were purchased with other yield considerations.

     FUTURE POLICY BENEFIT RESERVES
     Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 2.5% to 6.0%.

                                      12                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     POLICY AND CONTRACT ACCOUNT BALANCES
     Policy and contract account balances for interest-sensitive products, which include universal life and fixed deferred annuities, are generally carried at accumulated contract values. For fixed-indexed annuity products, the policyholder obligation is divided into two parts - one part representing the value of the underlying base contract (host contract) and the second part representing the fair value of the expected index benefit over the life of the contract. The host contract is valued using principles consistent with similar deferred annuity contracts without an index benefit. The index benefit is valued at fair value using current capital market assumptions, along with estimates of future policyholder behavior. The fair value determination of the index benefit is sensitive to the economic market and interest rate environment, as it is discounted at current market interest rates. There is volatility in this liability due to these external market sensitivities.

     Certain two-tier fixed annuity products provide for benefits payable upon annuitization such as period-certain and life-contingent payout options. An additional annuitization reserve is established using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC.

     Policy and contract account balances for variable annuity products are carried at accumulated contract values. Any additional reserves for any death and income benefits that may exceed the accumulated contract values are established using a range of economic scenarios and are accrued for using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. Additional reserves for accumulation benefits that may exceed account values are established using capital market assumptions along with estimates of future policyholder behavior.

     POLICY AND CONTRACT CLAIMS
     Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31 on the Company's accident and health business. Development methods are generally used in the determination of IBNR. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or long-term care benefits include interest and mortality discounting.

     REINSURANCE
     The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for in a manner consistent with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and unpaid claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business are recorded as a reinsurance payable.

     The gain recognized when the Company enters into a coinsurance agreement with a third-party reinsurer is deferred and recorded in deferred gain on reinsurance on the Consolidated Balance Sheets. The gains are amortized into operations over either the revenue-producing period or the claims run-off period, as appropriate, of the related reinsured policies.

                                      13                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     INVESTMENTS
     The Company classifies certain fixed-maturity and equity securities as "available-for-sale," and accordingly, the securities are carried at fair value, and related net unrealized gains and losses are credited or charged directly to accumulated other comprehensive income in stockholder's equity, net of tax and related adjustments to DAC, DSI, VOBA, and reserves (commonly referred to as shadow adjustments). The adjustments to DAC, DSI, and VOBA represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase or decrease in the reserve balance that would have been required as a charge or credit to operations had such unrealized amounts been realized. During 2005, the Company created a new portfolio of certain fixed-maturity and equity securities classified as "trading," and accordingly, the securities are carried at fair value, and related unrealized gains and losses are reflected as realized investment gains and losses within the Consolidated Statements of Operations. The trading portfolio was established to attempt to economically hedge risk associated with liabilities related to fixed-indexed annuities. By policy, the Company invests primarily in high-grade marketable securities. Dividends are accrued on the date they are declared. Interest is accrued as earned.

     Securities held under repurchase agreements and forward commitments are also carried at fair value. Mortgage-backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. Premiums or discounts on fixed-maturity securities are amortized using the constant yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost. Policy loans are reflected at unpaid principal balances.

     For mortgage-backed securities and structured securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income on the Consolidated Statements of Operations.

     Mortgage loans on real estate are reflected at unpaid principal balances adjusted for an allowance for uncollectible balances. Interest on mortgage loans is accrued on a monthly basis and recorded in net investment income on the Consolidated Statements of Operations. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for uncollectible balances. The Company evaluates the mortgage loan reserve to ensure that the estimate is based on the industry default and loss studies and historical default rates for the Company as compared with default rates for the industry group data obtained from the American Council of Life Insurers. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis. The Company's intent is to hold mortgage loans until paid in full.

     The loans to affiliates are carried at cost. Interest on the loans to affiliates is accrued monthly, with payments received semi-annually. Real estate is carried at cost less accumulated depreciation using the Modified Accelerated Cost Recovery System (MACRS) method over 39 years at acquisition, and improvements and additions are depreciated using the straight-line method over the remaining life of the real estate. At December 31, 2006, some partnerships were accounted for on the equity basis and some were accounted at cost on the Consolidated Balance Sheets. At December 31, 2007, partnerships are recorded at the contracted sale value, which represents fair value of the partnerships. Changes in carrying value are included in net investment income on the Consolidated Statements of Operations.

     The fair value of fixed-maturity securities, securities held under agreements to repurchase, and equity securities are obtained from third-party pricing sources whenever possible, except for short-term securities that are priced at amortized cost. In certain cases, including private assets as well as certain difficult-to-price securities, internal pricing models may be used that are based on market proxies. The internal pricing models use yield spreads versus U.S. treasury bonds to estimate a market price; approximately 2.5% of the fixed-maturity securities are


                                      14                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     valued using this method. The models also use market yields of corporate securities with credit and maturity characteristics similar to the security being priced to derive a spread to treasuries, approximately 0.4% of the fixed-maturity securities are valued using this method. All prices that are not supplied by pricing vendors are reviewed and approved by the AZOA Head of Fixed Income and further reviewed and approved by the AZOA Chief Operating Officer or AZOA Compliance Officer. The fair value of mortgage loans on real estate has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. The fair value of the options is derived internally, by calculating their expected discounted cash flows, using a set of calibrated, risk-neutral stochastic scenarios, including a market data monitor, a market data model generator, a stochastic scenario calibrator, and the actual asset pricing calculator. Fair value of loans to affiliates is calculated by management using the market price of a financial instrument with similar characteristics. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates fair value. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value.

     Realized gains and losses are computed based on the sale lots with the highest cost basis on the trade date. Those lots are sold first. The Company adjusts DAC, DSI, and VOBA for unrealized gains and losses on available-for-sale investments that support policyholder liabilities. Changes in the fair value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income in stockholder's equity, net of related adjustments for DAC, DSI, VOBA, and deferred taxes that would have been recorded if these investments had been sold as of the Balance Sheet date. Changes in the fair value of trading investments are recorded as realized investment gains (losses) on the Consolidated Statements of Operations.

     The Company reviews the entire available-for-sale investment portfolio each quarter to determine whether or not declines in fair value are other-than-temporary. The Company views equity securities that have a fair value of at least 20% below average cost at the end of a quarter or are in an unrealized loss position for nine consecutive months as other-than-temporarily impaired. However, other factors, including market analysis, current events, and management's judgment, are also used to determine whether equity securities are considered other-than-temporarily impaired and may result in an equity security being impaired. All previously impaired equity securities will also incur additional impairments should the fair value fall below the book value.

     For the year ended December 31, 2006, the Company adopted Financial Accounting Standard Board (FASB), FASB Staff Position (FSP) FSP FAS 115-1 and FAS 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS (FSP FAS 115-1). The Company continues to evaluate factors in addition to average cost and fair value, including credit quality, market analysis, current events, and management's judgment, to determine whether fixed-income securities are considered other-than-temporarily impaired. In addition, FSP FAS 115-1 requires that the Company evaluate other-than-temporary impairments on available-for-sale fixed-maturity securities based on additional factors. Specifically, declines in value resulting from changes in risk-free interest rates must also be considered. If a fixed-maturity security's fair market value is less than its amortized cost value, an impairment loss must be recorded unless management can assert its ability and intent to hold until recovery. The Company's absence of control over the investment manager's decision to sell (or hold) renders the Company unable to assert ability to hold to recovery and will therefore require the Company to classify all impairments as other-than-temporary and recognize an impairment loss in the period of the decline. In periods subsequent to the recognition of an other-than-temporary impairment loss, the impaired fixed-maturity security must be accounted for as if it had been purchased on the date of the impairment. That is, the discount or reduced premium recorded from the fixed-maturity security would be accreted over its remaining life in a prospective manner.

     Impairments in the value of securities held by the Company, considered to be other-than-temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the Consolidated Statements of Operations. The Company adjusts DAC, DSI, and VOBA for impairments on fixed-maturity securities, as discussed in their respective sections of this note.

                                      15                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     INVESTMENTS RECORDED USING THE EQUITY METHOD
     The Company uses the equity method of accounting for various organizations in which the Company holds a minority interest. The Company's proportionate share of gains or losses is reflected in equity in earnings of equity method investees on the Consolidated Statements of Operations.

     ACCOUNTING FOR OPTION AND FUTURES CONTRACTS
     The Company provides additional benefits through certain life and annuity products, which may increase the policy annuitization value based on the growth in the Standard and Poor's (S&P) 500 index, the NASDAQ 100 index, the Financial Times Stock Exchange (FTSE) 100, and an index comprised of a blend of the Dow Jones Industrial Average, FTSE 100, Lehman Brothers U.S. Aggregate, and the Russell 2000. In addition, certain variable annuity contracts provide minimum guaranteed benefits that do not fluctuate with interest rates. The Company has analyzed the characteristics of these benefits and have entered into over-the-counter (OTC) option contracts and exchange-traded futures contracts tied to an appropriate underlying index with similar characteristics in order to attempt to economically hedge these risks. The Company began entering into exchange-traded futures contracts in 2005 to attempt to increase the effectiveness of the economic hedge. Management monitors correlation of in-force amounts and option and futures contract values to ensure satisfactory matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option and futures contracts as deemed appropriate or take other actions.

     For products based on the growth of the S&P 500 index, the NASDAQ 100 index, and the FTSE 100, the Company transacts in European-Asian call-option contracts. The strike price depends on the product, index period, cap, and credited rate. Four types of options are purchased: five-year options with daily averaging of the index during the last year of the contract, one-year call spread with monthly averaging of the index, 1 and 3 year monthly sum Cliquet options, and 1-year forward/1-month call options. In addition, the Company employed derivative strategies of transacting in combinations of call options, put spread options, and exchange-traded futures contracts. These derivatives are based on the representative index, can be one month to one year in length, and are point to point.

     For variable annuity products that provide minimum guaranteed benefits, the Company's derivative strategy entails using a combination of buying one-year put options and writing one-year call options and transacting in futures contracts tied to a representative index with similar characteristics to attempt to economically hedge these risks, and are point to point.

     The OTC option contracts are reported at fair value on the Consolidated Balance Sheets. The fair value of the options are derived internally and deemed by management to be reasonable. The process of deriving internal derivative prices requires the Company to calibrate Monte Carlo scenarios to actual market information. The calibrated scenarios are applied to derivative cash flow models to calculate fair value prices for the derivatives. The liability for the benefits is reported in policy and contract account balances on the Consolidated Balance Sheets. Changes in unrealized gains and losses on the option contracts are recorded net of changes in the related policyholder balances for benefits and are included in net investment income on the Consolidated Statements of Operations. Incremental gains and losses from expiring options are included in net investment income on the Consolidated Statements of Operations.

     Futures contracts do not require an initial cash outlay and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded on the Consolidated Balance Sheets. Gains and/or losses on futures contracts are included in net investment income on the Consolidated Statements of Operations. The Company is required to post collateral for futures contracts by the Chicago Mercantile Exchange (CME), Chicago Board of Trade (CBOT), and London International Financial Futures Exchange (LIFFE). The Company retains ownership of the collateral but the collateral resides in an account designated by the exchange and the collateral is subject to specific exchange rules regarding

                                      16                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     rehypothecation. Collateral posted at December 31, 2007 and 2006 had a fair value of $668,385 and $602,166, respectively, and is included in fixed-maturity securities on the Consolidated Balance Sheets.

     Realized (losses) gains from option contracts used to attempt to economically hedge certain life and annuity products tied to the S&P 500 index or NASDAQ 100 index were $(211,217), $127,367, and $(21,346) for the years ended December 31, 2007, 2006, and 2005, respectively. Realized gains (losses) on the exercise of options were $10,743, $80,182, and $(99,501) in 2007, 2006, and 2005, respectively. Net realized (losses) gains on futures were $(46,340), $459,046, and $84,970 in 2007, 2006, and 2005,
     respectively. Increases in the policy and contract account balance liability for the index benefit of certain annuity products were $152,379, $1,096,386, and $209,419 in 2007, 2006, and 2005, respectively.

     Realized gains (losses) from option contracts used to attempt to economically hedge certain guaranteed benefits were $15,502, $(2,976), and $(1,454) for the years ended December 31, 2007, 2006, and 2005, respectively. Realized losses on the exercise of options were $(24,484), $(20,388), and $(9,642) in 2007, 2006, and 2005, respectively. Increases in the policy and contract account balance liability for the guaranteed benefit of certain variable annuity products were $62,135, $5,116, and $3,488 in 2007, 2006, and 2005, respectively.

     In 2007, the Company began to utilize derivatives within certain actively managed investment portfolios that were a net liability of $11,806 at December 31, 2007. Within these portfolios, derivatives can be used for hedging, replication, and income generation only.

     The Company also enters into contracts with Allianz SE to attempt to economically hedge risk associated with Allianz SE's stock-based compensation plan. The contracts are recorded at fair value on the Consolidated Balance Sheets with the change in fair value recorded in net investment income on the Consolidated Statements of Operations. (Decreases) increases in fair value of these contracts were $(9,746), $8,788, and $4,389 for the years ended December 31, 2007, 2006, and 2005, respectively. As of December 31, 2007 and 2006, the Company owned 113,830 and 247,986 contracts with a cost of $9,019 and $16,864, respectively, and a fair value of $11,161 and $28,752, respectively.

     The Company will only enter into option contracts with counterparties rated A- or better and the option contracts are not used for speculative or income-generating purposes. At December 31, 2007 and 2006, 117.3% and 90.0%, respectively, of contractual net exposure was held with five non-affiliated counterparties. Dresdner Bank Aktiengesellschaft, a related party, accounted for 1.1% and 0.4% of contractual net exposure held at December 31, 2007 and 2006, respectively. Management believes that no significant credit risk exists.

     SECURITIES LENDING
     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the Consolidated Balance Sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's Consolidated Balance Sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the Consolidated Statements of Operations.

     The Company participates in restricted securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. U.S. Treasury Note securities were lent under a triparty agreement between the Company, broker-dealers (Goldman Sachs, Morgan Stanley), and the Bank of New York. The collateral is defined by the agreement to be at least equal to U.S. Government, U.S. Government Agency, or U.S. Government Agency Mortgage-Backed Securities. Beginning in 2005, the Company began participating in unrestricted arrangements whereby the Company may use collateral for general purposes. See note 15 for further discussion of this affiliated securities lending.

                                      17                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     RECEIVABLES
     Receivable balances (contractual amount less allowance for doubtful accounts) approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Receivable balances are monitored and allowances for doubtful accounts are maintained based on the nature of the receivable.

     HOME OFFICE PROPERTY AND EQUIPMENT
     Property and equipment consists of furniture, office equipment, leasehold improvements, and computer hardware. Major upgrades and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives (3-7 years, depending on the asset) of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired, or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in general and administrative expenses on the Consolidated Statements of Operations.

     Pre-operating and start-up costs incurred in connection with the construction of the Company's headquarters were capitalized until the facility became operational. Interest was also capitalized in connection with the construction and recorded as part of the asset. These costs are being amortized, using the straight-line method, over a 39-year period. The amount of capitalized costs amortized, including interest, during 2007, 2006, and 2005 was $2,274, $2,268, and $2,259, respectively. An addition to the Company's headquarters was put into operation on November 1, 2006. Total amortization related to this addition was $2,016 and $351 for the periods ended December 31, 2007, and 2006, respectively.

     INCOME TAXES
     The Company and its subsidiaries, with the exception of Allianz Life and Annuity Company (ALAC), file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code and its related regulations and then reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company, each of its insurance subsidiaries except ALAC, and Questar Capital Corporation (formerly USAllianz Securities, Inc. and Questar Capital Corporation) generally will be paid for the tax benefit on their losses and any other tax attributes to the extent they could have obtained a benefit against their post-1990 separate return tax liability.

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the Consolidated Balance Sheets. Any such change could significantly affect the amounts reported on the Consolidated Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets

                                      18                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized (see further discussion in note 14).

     STOCKHOLDER'S EQUITY, LOAN TO AFFILIATE
     The Company entered into an agreement during 2002 to lend AZOA $250,000 (see further discussion in note 15). This agreement was executed in close proximity to a capital contribution from AZOA of $650,000 in the form of preferred stock of an affiliate (see further discussion in note 15). This loan is recorded as contra-equity in accordance with the FASB Emerging Issues Task Force (EITF) 85-1, CLASSIFYING NOTES RECEIVED FOR CAPITAL STOCK.

     STOCKHOLDER'S EQUITY, ACCUMULATED UNREALIZED FOREIGN CURRENCY
     Foreign currency translation adjustments are related to the conversion of foreign currency upon the consolidation of a foreign subsidiary (see further discussion in note 20). The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of comprehensive income.

     SEPARATE ACCOUNTS
     The Company issues variable annuity and life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company recognizes gains or losses on transfers from the general account to the separate accounts at fair value to the extent of contractholder interests in separate accounts, which are offset by changes in contractholder liabilities. The Company also issues variable annuity and life contracts through its separate accounts where the Company provides certain contractual guarantees to the contractholder. These guarantees are in the form of a guaranteed minimum death benefit (GMDB), a guaranteed minimum income benefit (GMIB), a guaranteed minimum accumulation benefit
     (GMAB), and a guaranteed minimum withdrawal benefit (GMWB). These guarantees provide for benefits that are payable to the contractholder in the event of death, annuitization, or at specified dates during the accumulation period.

     Separate account assets supporting variable annuity contracts represent funds for which investment income and investment gains and losses accrue directly to contractholders. Each fund has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets and liabilities are reported as summary totals on the Consolidated Balance Sheets. Amounts charged to the contractholders for mortality and contract maintenance are included in annuity considerations and policy fees on the Consolidated Statements of Operations. Administrative and other services are included in fee and commission revenue on the Consolidated Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Changes in the liabilities for minimum guarantees are included in annuity benefits on the Consolidated Statements of Operations.

     The GMDB net amount at risk is defined as the guaranteed amount that would be paid upon death, less the current accumulated policyholder account value. The GMIB net amount at risk is defined as the current amount that would be needed to fund expected future guaranteed payments less the current policyholder account value, assuming that all benefit selections occur as of the valuation date. The GMAB net amount at risk is defined as the current amount that would be added to the contracts less the current policyholder account value.

                                      19                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The GMDB provides a specified minimum return upon death. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract. The Company's GMDB options have the following definitions:

     o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract, less any partial withdrawals and assessments.
     o RESET: Provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to age 81) account value adjusted for withdrawals.
     o RATCHET: Provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 81), adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: quarterly - evaluated quarterly, annual - evaluated annually, and six-year - evaluated every sixth year.
     o ROLLUP: Provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated with a compound interest rate. There are two variations of rollup interest rates: 5% with no cap and 3% with a cap of 150% of premium. This GMDB locks in at age 81.
     o EARNINGS PROTECTION RIDER: Provides a death benefit equal to the contract value plus a specified percentage of the earnings on the contract at the date of death.

     The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

     o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments.
     o RATCHET: Provides an annuitization value equal to the greater of account value, net premiums, or the highest one-year anniversary account value (prior to age 81), adjusted for withdrawals.
     o ROLLUP: Provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated with a compound interest rate.

     The GMAB is a living benefit that provides the contractholder with a guaranteed value that was established at least 5 years prior at each contract anniversary. This benefit is first available at the fifth contract anniversary. Depending on the contractholder's selection at issue, this value may be either a return of premium or may reflect market gains, adjusted at least proportionately for withdrawals. The contractholder also has the option to reset this benefit.

     The GMWB is a living benefit that provides the contractholder with a guaranteed amount of income in the form of partial withdrawals. The benefit is payable provided the covered person is between the ages of 50 and 90. The benefit is a fixed rate (depending on the age of the covered person) multiplied by the benefit base in the first year the benefit is taken and contract value in following years. The benefit does not decrease if the contract value decreases due to market losses. The benefit can decrease if the contract value is reduced by withdrawals. The benefit base used to calculate the initial benefit is the maximum of: the contract value, the quarterly anniversary value, or the 5% annual increase of purchase payments (capped at twice the total purchase payments).

                                      20                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):


                                            December 31, 2007                            December 31, 2006
                                            ------------------------------------------   ------------------------------------------
                                            ------------------------------------------   ------------------------------------------
Guaranteed Minimum Death                       Account       Net amount     Weighted        Account       Net amount     Weighted
   Benefits (GMDB)                              value          at risk     age (years)       value          at risk     age (years)
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
   Return of premium                      $    10,990,304  $       9,710         62.0  $     9,320,492  $       1,770         61.0
   Ratchet & return of premium                  3,384,951         45,106         63.6        3,149,129          2,597         62.3
   Ratchet & rollup                             7,654,982        239,775         65.3        8,039,190        175,545         64.0
   Ratchet & earnings protection rider              7,594          3,709         70.9            7,913          2,860         69.5
   Reset                                                -              -          n/a          216,451            968         69.9
   Earnings protection rider                      473,903         37,050         61.8          465,723         37,486         60.6
                                            --------------   ------------                --------------   ------------
                                            --------------   ------------                --------------   ------------
          Total                           $    22,511,734  $     335,350               $    21,198,898  $     221,226
                                            ==============   ============                ==============   ============
                                            ==============   ============                ==============   ============

Guaranteed Minimum Income                      Account       Net amount     Weighted        Account       Net amount     Weighted
   Benefits (GMIB)                              value          at risk        age            value          at risk        age
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
   Return of premium                      $     3,473,115  $         215         62.6  $       387,572  $         698         66.8
   Ratchet & return of premium                    143,597          1,402         63.2        6,914,101          2,039         61.5
   Ratchet & rollup                            10,901,098         18,625         64.7        8,765,367         12,392         60.0
                                            --------------   ------------                --------------   ------------
                                            --------------   ------------                --------------   ------------
          Total                           $    14,517,810  $      20,242               $    16,067,040  $      15,129
                                            ==============   ============                ==============   ============
                                            ==============   ============                ==============   ============

Guaranteed Minimum Accumulation                Account       Net amount     Weighted        Account       Net amount     Weighted
   Benefits (GMAB)                              value          at risk        age            value          at risk        age
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
   Five years                             $     8,930,675  $      73,131          n/a  $     7,492,740  $       1,103          n/a
   Ten years                                        9,030              1          n/a            9,537              2          n/a
                                            --------------   ------------                --------------   ------------
                                            --------------   ------------                --------------   ------------
          Total                           $     8,939,705  $      73,132               $     7,502,277  $       1,105
                                            ==============   ============                ==============   ============
                                            ==============   ============                ==============   ============

Guaranteed Minimum Withdrawal                  Account       Net amount     Weighted        Account       Net amount     Weighted
   Benefits (GMWB)                              value          at risk        age            value          at risk        age
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
---------------------------------------     --------------   ------------  -----------   --------------   ------------  -----------
   No living benefit                      $        32,212  $           -          n/a  $             -  $           -          n/a
   Life benefit with optional reset               545,563              -          n/a                -              -          n/a
   Life benefit with automatic reset               66,839              -          n/a                -              -          n/a
                                            --------------   ------------                --------------   ------------
                                            --------------   ------------                --------------   ------------
          Total                           $       644,614  $           -               $             -  $           -
                                            ==============   ============                ==============   ============
                                            ==============   ============                ==============   ============


     At December 31, 2007 and 2006, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:


                Investment type              2007               2006
     -------------------------------    ----------------   ---------------
     Mutual funds:
        Bond                          $       1,828,328  $       1,876,101
        Domestic equity                       8,408,134          8,922,135
        International equity                  3,694,314          3,420,021
        Specialty                             5,797,564          4,987,263
                                        ----------------   ---------------
                 Total mutual funds         19,728,340         19,205,520
     Money market funds                        627,393            440,739
     Other                                  20,355,733         19,646,259
                                        ----------------   ---------------
                 Total                $     20,541,717   $     19,837,566
                                        ================   ===============


                                      21                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in future policy benefit reserves on the Consolidated Balance Sheets:


                                                GMDB               GMIB              GMAB             Totals
------------------------------------------------------------------------------------------------------------------

Balance as of December 31, 2005          $          31,980  $         18,278  $         17,441  $          67,699
     Incurred guaranteed benefits                    7,741            10,002            (8,126)             9,617
     Paid guaranteed benefits                       (4,415)                -                 -             (4,415)
                                           -----------------------------------------------------------------------
Balance as of December 31, 2006                     35,306               28,280          9,315             72,901
                                           -----------------------------------------------------------------------
     Incurred guaranteed benefits                    7,481            12,893            (3,522)            16,852
     Paid guaranteed benefits                       (4,802)                -                 -             (4,802)
                                           -----------------------------------------------------------------------
Balance as of December 31, 2007          $          37,985  $         41,173  $          5,793  $          84,951
                                           =======================================================================

     The GMDB and GMIB liabilities are determined each period by estimating the expected future claims in excess of the associated account balances. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to annuity benefits on the Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The GMAB and GMWB liabilities are determined each period by estimating the expected future claims and the expected future profits and taking the difference. One result of this calculation is that these liabilities can be negative (contra-liability). The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to annuity benefits on the Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised. Products featuring GMWB benefits were first issued in 2007. In the calendar year that a product launches, the reserves are set to zero, until the policy's first anniversary date. Thus, at December 31, 2007, there were no reserves established for products with GMWB benefits.

     The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2007 and 2006:
     o    100 stochastically generated investment performance scenarios.
     o    Mean investment performance assumption was 7.96%.
     o    Volatility assumption was 13.69%.
     o Mortality is assumed to be 60% of the 1994 MGDB Mortality Table as of December 31, 2007 and 2006, respectively.
     o Lapse rates vary by contract type and duration. As of December 31, 2007, spike rates could approach 45%, with an ultimate rate around 20%. As of December 31, 2006, spike rates could approach 40%, with an ultimate rate around 15%.
     o GMIB contracts have dynamic lapse and benefit utilization assumptions. For example, if the contract is projected to have a large additional benefit, then it becomes more likely to elect the GMIB benefit and less likely to lapse.
     o Discount rates vary by contract type and are equal to an assumed long-term investment return (8.6%) less the applicable mortality and expense rate.

     GMAB liabilities are considered to be derivatives under SFAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, and are recognized at fair value in future policy benefit reserves on the Consolidated Balance Sheets, with changes in fair value included in net investment income on the Consolidated Statements of Operations.

                                      22                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     PERMITTED STATUTORY ACCOUNTING PRACTICES
     The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently does not have any permitted practices.

     RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - ADOPTED
     In September 2006, the FASB issued EITF Issue 06-5, ACCOUNTING FOR PURCHASES OF LIFE INSURANCE - DETERMINING THE AMOUNT THAT COULD BE REALIZED IN ACCORDANCE WITH FASB TECHNICAL BULLETIN NO. 85-4, ACCOUNTING FOR PURCHASES OF LIFE INSURANCE (EITF 06-5). EITF 06-5 requires that the Company consider contractual terms in determining the amount that can be realized under a corporate-owned life insurance policy. In addition, a policyholder should determine the amount that could be realized under the insurance contract assuming the surrender certificate by certificate in a group policy. EITF 06-5 was effective for fiscal years beginning after December 15, 2006. The Company adopted EITF 06-5 on January 1, 2007. Adoption of EITF 06-5 resulted in a cumulative effect adjustment of $415 (net of income tax of $223) to retained earnings as of January 1, 2007.

     In June 2006, the FASB issued FASB Interpretation (FIN) No. 48 (FIN 48), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109, Accounting for Income Taxes. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with SFAS No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosure. Upon adoption, the cumulative effect of applying FIN 48 is reported as an adjustment to the opening balance of retained earnings (or other appropriate components of equity or net assets in the balance sheet). This pronouncement was adopted January 1, 2007 and did not have a material impact on the Consolidated Financial Statements.

     In May 2007, the FASB issued FASB Staff Position (FSP) FIN 48-1 (FSP FIN 48-1), DEFINITION OF SETTLEMENT IN FASB INTERPRETATION NO. 48. The FSP addresses whether it is appropriate for a company to recognize a previously unrecognized tax benefit when the only factor that has changed, since determining that a benefit should not be recognized, was the completion of an examination or audit by a taxing authority. The FSP is effective January 1, 2007, the date of the Company's initial adoption of FIN 48. The adoption of this interpretation did not have a material impact on the Consolidated Financial Statements.

     In March 2006, the FASB issued SFAS No. 156, ACCOUNTING FOR SERVICING OF FINANCIAL ASSETS (SFAS NO. 156), AN AMENDMENT TO SFAS NO. 140. SFAS No. 156 requires that servicing assets or liabilities be initially measured at fair value, with subsequent changes in value reported based on either a fair value or amortized cost approach for each class of servicing asset or liabilities. Under previous guidance, such servicing assets or liabilities were initially measured at historical cost and the amortized cost method was required for subsequent reporting. The Company adopted this guidance effective January 1, 2007. The adoption of this interpretation did not have a material impact on the Consolidated Financial Statements.

     In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS, WHICH AMENDS FASB STATEMENTS NO. 133 AND NO.
     140. This Statement resolves issues addressed in Statement 133 Implementation Issue No. D1, RECOGNITION AND MEASUREMENT OF DERIVATIVES:
     APPLICATION OF STATEMENT 133 TO BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS. This Statement is effective for all financial instruments

                                      23                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     acquired or issued after the beginning of an entity's first fiscal year that begins after September 15, 2006. The Company adopted this guidance effective January 1, 2007. The adoption of this interpretation did not have a material impact on the Consolidated Financial Statements.

     In September 2005, the AcSEC issued SOP 05-1, DEFERRED ACQUISITION COSTS
     (DAC) ON INTERNAL REPLACEMENTS, which expands the definition of internal replacements and changes the accounting for DAC on replacements in connection with modifications or exchanges of insurance contracts. An internal replacement, as defined in the guidance, is a policy revision that changes the nature of the investment rights or insurance risk between the Company and the contractholder. The result of the SOP 05-1 methodology change for contracts that are substantially different would result in writing-off the existing DAC balance. This Statement was effective for fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 on January 1, 2007 and the adoption did not have a material impact on the Consolidated Financial Statements.

     In September 2006, the Securities and Exchange Commission (SEC) published Staff Accounting Bulletin (SAB) No. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS. This Bulletin addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. This Bulletin is effective for fiscal years ending after November 15, 2006. The adoption of this SAB did not have a material impact on the Consolidated Financial Statements.

     In September 2006, the FASB issued SFAS No. 158, EMPLOYERS' ACCOUNTING FOR DEFINED BENEFIT PENSION AND OTHER POSTRETIREMENT PLANS - AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, 106, AND 132(R), which improves financial reporting by requiring an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability in its statement of financial position and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. This was effective for public companies with fiscal years ending after December 15, 2006. The Company did have an impact from the adoption as disclosed in note 16. The Statement also requires that an employer measure the funded status of a plan as of the date of its year-end. This is effective for fiscal years ending after December 15, 2008. The Company expects to adopt this guidance on December 31, 2008 and is currently assessing the impact that changing from a September 30 measurement date to a December 31 measurement date will have on the Company's Consolidated Financial Statements.

     In November 2005, the FASB issued FSP FAS 115-1 and FSP FAS 124-1 effective for reporting periods beginning after December 15, 2005. The FSP provides guidance on when an investment is considered impaired, whether that impairment is other than temporary, subsequent recognition of other-than-temporary impairment, and disclosures about unrealized losses. The Company adopted the FSP effective December 31, 2006, which resulted in realizing $612,635 of additional losses from interest-related impairments on investments managed by a third party where the investment manager has the discretion to sell securities in a loss position. The realized investment losses impact the current and estimated future gross profits and assessments used in determining the amortization of DAC, DSI, VOBA, URR and the AAR. The investment losses were offset by increases of $322,676 in DAC, $34,424 in DSI, $7,472 in VOBA, $39,323 in URR, and a reduction of $19,715 in the AAR.

     In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB OPINION NO. 20 AND SFAS NO. 3. This standard was effective for fiscal years beginning after December 15, 2005 and applies to voluntary accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. It also applies to changes required by new accounting pronouncements if the pronouncement does not include specific transition provisions. The standard requires retrospective application of changes in accounting principle, unless it is impracticable to determine either the period-specific effect of an accounting change or the cumulative effect of the change. Adoption of this Statement did not have a material impact on the Consolidated Financial Statements.

                                      24                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     In January 2005, the FASB issued SFAS No. 123 (Revised), SHARE-BASED PAYMENT, which requires non-public entities to measure the cost of employee services received in exchange for an award of equity instruments based on the fair value of the award at the grant date. This Statement also requires the cost of the reward to be recognized over the period in which the employee provided related services. This Statement is effective for years beginning after December 15, 2005; however, the Company chose to adopt early. Adoption of this Statement did not have a material impact on the Consolidated Financial Statements.

     RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - TO BE ADOPTED
     In March 2008, the FASB issued SFAS No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO.
     133. This statement requires enhanced disclosures about an entity's derivative and hedging activities and thereby improves the transparency of financial reporting. This statement is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application permitted. The Company plans to adopt this guidance effective January 1, 2009.

     In December 2007, the FASB issued SFAS No. 141 (revised 2007) (SFAS 141(R)), BUSINESS COMBINATIONS. This statement creates greater consistency in the accounting and financial reporting of business combinations. SFAS No. 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction; establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed; and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. This statement is to be applied prospectively to business combinations for which the acquisition date is on or after the first annual period beginning after December 15, 2008. The Company will apply SFAS No. 141(R) to business combinations with acquisition dates on or after January 1, 2009.

     In December 2007, the FASB issued SFAS No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS - AN AMENDMENT OF ARB 51 (SFAS 160). This statement provides requirements for accounting for noncontrolling (minority) interests in subsidiaries as equity in the consolidated financial statements. SFAS 160 also requires that accounting for transactions between an entity and noncontrolling interests be treated as equity transactions. SFAS No. 160 is effective for fiscal years beginning on or after December 15, 2008. This Statement is to be applied prospectively, except for the presentation and disclosure requirements. The presentation and disclosure requirements are to be applied retrospectively for all periods presented. The Company does not expect SFAS No. 160 to have a material financial impact upon adoption.

     In February 2007, the FASB issued SFAS No. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES. This statement provides companies with an option to report selected financial assets and liabilities at fair value, with the associated changes in fair value reflected in the Consolidated Statements of Operations. This statement is effective for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company is currently evaluating the effect of this statement on its Consolidated Financial Statements.

     In September 2006, the FASB issued SFAS No. 157, FAIR VALUE MEASUREMENTS (SFAS No. 157). For financial statement elements currently required to be measured at fair value, this statement defines fair value, establishes a framework for measuring fair value under GAAP, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS No. 157 provides guidance on how to measure fair value when required under existing accounting standards. In February 2008, the FASB issued FSP FAS 157-1, APPLICATION OF FASB STATEMENT NO. 157 TO FASB STATEMENT NO. 13 AND OTHER ACCOUNTING PRONOUNCEMENTS THAT ADDRESS FAIR VALUE MEASUREMENTS FOR PURPOSES OF LEASE CLASSIFICATION OR MEASUREMENT UNDER STATEMENT 13 and FSP FAS 157-2 EFFECTIVE DATE OF FASB STATEMENT NO. 157. FSP FAS 157-1 amends SFAS 157 to exclude SFAS No. 13, ACCOUNTING FOR LEASES

                                      25                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     (SFAS 13), and other accounting pronouncements that address fair value measurements under SFAS No. 13. FSP FAS 157-2 delays the effective date of SFAS No. 157 for certain nonfinancial assets and nonfinancial liabilities. The two FSPs will not have an impact on the Company's adoption of SFAS No.
     157. This statement is effective for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company is currently evaluating the effect of this statement on its Consolidated Financial Statements.

     RECLASSIFICATIONS AND IMMATERIAL CORRECTIONS
     Certain prior year balances have been reclassified to conform to the current year presentation.

     During 2007, the Company reclassified certain investment expenses from affiliated net investment income to non-affiliated net investment income.

     The reclassification resulted in adjustments to the Consolidated Statements of Operations as presented in the table below:

                                                2006                                                    2005
                                          --------------------------------------  --------------------------------------
                                          --------------------------------------  --------------------------------------
                                          As originally  Adjustment As adjusted As originally  Adjustment As adjusted
                                              reported                            reported
--------------------------------------------------------------------------------  --------------------------------------
--------------------------------------------------------------------------------  --------------------------------------
Revenue
     Net investment income, affiliated     $    15,942   $ 23,081   $    39,023 $    18,955   $ 20,100      $    39,055
     Net investment income, non-affiliated   1,673,746    (23,081)    1,650,665   1,406,993    (20,100)       1,386,893
--------------------------------------------------------------------------------  --------------------------------------
--------------------------------------------------------------------------------  --------------------------------------
            Total revenue                  $ 1,997,849   $ -        $ 1,997,849 $ 2,253,679   $     -       $ 2,253,679
--------------------------------------------------------------------------------  --------------------------------------
--------------------------------------------------------------------------------  --------------------------------------

     During 2007, following the issuance of the 2006 and 2005 Consolidated Financial Statements and Supplemental Schedules, the Company identified two reclassification errors. One of the reclassifications impacted the Consolidated Statements of Cash Flows only, and the other reclassification impacted both the Consolidated Balance Sheets and the Consolidated Statements of Cash Flows. The reclassification amounts, and reporting implications, are detailed below:

     The first reclassification (Adjustment 1) related to the presentation of the sale of an interest in an equity method investee. In 2006, Allianz Individual Insurance Group, LLC (AZIIG), a wholly owned subsidiary of the Company, sold its 50% membership interest in Life Sales LLC (Life Sales) for $23,587. The Company's investment interest in Life Sales amounted to $1,136, which resulted in a gain of $22,451 on the sale. The gain was incorrectly reported as a cash outflow in the investing activities section of the 2006 Consolidated Statement of Cash Flows with an offsetting amount recorded in operating activities. Adjustment 1 also caused a misstatement of the net cash provided by operating activities. The Company has adjusted certain amounts in the 2006 Consolidated Statement of Cash Flows, to present the gain from the sale as a cash inflow from investing activities. This adjustment did not affect the Company's previously reported revenue, net income, stockholder's equity, total cash flows, or cash balances.

     The second reclassification (Adjustment 2) is related to the classification of negative cash balances, where the right of set off exists. Additional analysis of the cash accounts during 2007 resulted in the determination that certain negative cash accounts met the conditions of the right of set off, and therefore, $126,746 and $77,154 were reclassified from other liabilities to cash for 2006 and 2005, respectively.

     As a result of the reclassification of Adjustment 1 and Adjustment 2, the Company has adjusted certain items within the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. The adjusted items are presented in the tables below:

                                      26                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

                           Balance Sheet
                      As of December 31, 2006


                                                                     As originally reported Adjustment 2       As adjusted
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Assets
        Cash                                                                $ 182,622       $ (126,746)          $ 55,876
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
            Total assets                                                   74,135,981         (126,746)        74,009,235
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Liabilities and Stockholder's Equity
        Other liabilities                                                     239,868          (126,746)          113,122
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
            Total liabilities                                              70,703,899          (126,746)       70,577,153
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
            Total liabilities and stockholder's equity                    $74,135,981        $ (126,746)      $74,009,235
--------------------------------------------------------------------------------------------------------------------------

                       Statement of Cash Flow
                For the year ended December 31, 2006

                                                            As originally reported Adjustment 1     Adjustment 2      As adjusted
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net income to net
     cash provided by (used in) operating activities
        Realized investment losses (gains)                         $ 565,711        $ (22,451)       $ -              $ 543,260
        Change in:
            Accrued expenses and other liabilities                   137,485          (22,451)                -         115,034
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               Total adjustments to reconcile net income
               to net cash provided by (used in)
               operating activities                                  (36,392)         (44,902)                -         (81,294)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) operating activities          218,132          (44,902)                -         173,230
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) investing activities
        Sale of interest in equity method investees                  (22,451)          46,039                   -        23,588
        Other, net                                                   (13,827)          (1,137)                  -       (14,964)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Net cash (used in) provided by investing actvities        (5,240,684)          44,902                   -    (5,195,782)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) financing activities
        Change in amounts drawn in excess of bank balances            26,116                -          (49,592)         (23,476)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) financing actvities         5,067,341                -          (49,592)       5,017,749
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
            Net change in cash                                        44,789                -           (49,592)         (4,803)
Cash at beginning of year                                            137,833                -           (77,154)         60,679
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                $ 182,622              $ -        $ (126,746)       $ 55,876
--------------------------------------------------------------------------------------------------------------------------------

                                      27                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

                       Statement of Cash Flow
                For the year ended December 31, 2005


                                                                  As originally reported Adjustment 2     As adjusted
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) financing activities
        Change in amounts drawn in excess of bank balances                   $ 14,672    $ (65,189)         $ (50,517)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) financing actvities                  7,666,776         (65,189)      7,601,587
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
            Net change in cash                                                 74,992         (65,189)          9,803
Cash at beginning of year                                                      62,841         (11,965)         50,876
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                         $ 137,833       $ (77,154)       $ 60,679
----------------------------------------------------------------------------------------------------------------------


(3)  RISK DISCLOSURES
     The following is a description of the significant risks facing the Company and how it attempts to mitigate those risks:

     CREDIT RISK: The risk that issuers of fixed- rate and variable-rate income securities, mortgages on commercial real estate, or transactions with other parties, such as reinsurers and derivative counterparties, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, and the relationship of credit risk in the asset portfolio to liabilities.

     For derivative counterparties, the Company attempts to minimize credit risk by establishing relationships with counterparties rated A- and higher. The Company has executed Credit Support Annexes (CSA) with all active counterparties and requires a CSA from all new counterparties added to the counterparty pool. The CSA agreement further limits credit risk by requiring counterparties to post collateral to a trust account based on their current credit rating. The Company reviews the credit rating of the counterparties at least quarterly.

     CREDIT CONCENTRATION RISK: The risk of increased exposure to major asset defaults (of a single security issuer or class of security issuers); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit.

     The Company's Asset Liability Management Committee (ALM) specifies the asset allocation among major asset classes and a benchmark for each asset class. ALM provides investment guidelines that document the constraints and limits under which the asset manager must operate, including limits in regard to credit concentration. These internal guidelines comply, at a minimum, with state statute. ALM is also responsible for implementing internal controls and procedures to ensure compliance with these investment guidelines. Deviations from these guidelines are monitored and addressed. ALM, and subsequently the Board of Directors, review and approve the mandated investment guidelines at least annually.

     Mitigation controls include a monthly report from the asset manager that shows the fixed-income risk profile, including sector allocation, credit rating distribution, and other credit statistics. The Company performs a quarterly calculation to ensure compliance with the State of Minnesota basket clause.

                                      28                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     LIQUIDITY RISK: The risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in loss of realized value or an inability to sell certain classes of assets such that an insurer will be unable to meet its obligations and contractual guarantees. Market or Company conditions may preclude access to, or cause disruption of, outside sources of liquidity (e.g., through borrowing, affiliate advances, reinsurance, or securitization) upon which an insurance company typically relies in the normal course of business. Additionally, the Company may not be able to sell large blocks of assets at current market prices. Liquidity risk also arises from uncertain or unusual cash demands from catastrophic events.

     In the Company's efforts to manage the potentially increased liquidity needs due to product hedging strategies, the Company has a multi-tiered plan to meet projected cash needs even in unlikely scenarios. In addition, the Company has a substantial portfolio of deferred annuity products designed around a two-tiered structure. Two-tier annuities provide two distinct values to the policyholder for settlement of their annuity proceeds. One value is established for policyholders choosing a cash surrender option and an additional value is established for those choosing an annuitization payment option. The annuitization value is greater than the surrender value and typically includes higher excess interest and index credits and premium bonuses. Since the predominant way policyholders receive their benefits from the annuity is through annuitization of the policy's value, this limits the disintermediation risk to the Company. Benefits are received over a period of years as opposed to total lump-sum surrender of the policy's cash value.

     INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities and/or an unfavorable change in prepayment activity, resulting in compressed interest margins.

     The Company attempts to mitigate this risk by offering products that transfer interest rate risk to the policyholder and by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. Asset and liability matching models are used by the Company to mitigate interest rate risk due to the close relationship between its interest rate sensitive assets and liabilities. The Company considers both the maturity and duration of the asset portfolio as compared with the expected duration of the liability reserves. The Company also attempts to mitigate interest rate risk through asset/liability risk controls, including product development and pricing, product management, and investment asset management. The two-tier design discussed above further reduces interest rate risk during annuitization, as the Company has the management option to increase or decrease policyholder participation rates and caps used to calculate policyholder credits to offset changes in expected investment performance. In certain situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     EQUITY MARKET RISK: The risk that movements in the equity markets will result in losses to assets held within the Company's surplus portfolio or that product features tied to equity markets will increase in value by more than held assets. Fixed indexed annuity (FIA) products increase the policy value based on the growth of market indexes (S&P 500 and NASDAQ 100). The Company attempts to hedge this exposure with a combination of OTC and exchange-traded derivatives tailored to FIA product structures to manage potential policyholder benefit obligations.

     An additional risk is that some variable annuity products have guarantees, GMWB, GMIB, and GMDB, which provide a guaranteed level of payments irrespective of market movements. The risk here is of a market downturn. The Company has adopted an economic hedging program using derivative instruments (S&P 500 index futures) to attempt to manage this risk and provide for these excess guarantee payments in those situations when the separate account assets are not sufficient to provide for them. For products with GMAB, policyholder contracts allow the Company to employ an automatic investment allocation process to move policyholder funds into fixed accounts during a market downturn to help mitigate this risk.

                                      29                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which the Company operates may result in reduced demand for its products or additional expenses not assumed in product pricing. Additionally, the Company is exposed to risk related to how the Company conducts itself in the market and the suitability of its product sales to contractholders. The Company attempts to mitigate this risk by offering a broad range of annuity products and by operating throughout the U.S. The Company actively monitors all market-related exposure and has members that participate in national and international discussions relating to legal, regulatory, and accounting changes that may impact the business. The Company has defined suitability standards that are at least as rigorous, and usually exceeding, the requirements of regulators.

     RATINGS RISK: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company's. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. In an attempt to mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk. Stress tests are performed on a quarterly basis to assess how rating agency capital adequacy models would be impacted by severe economic events.


(4)  ACQUISITION OF BUSINESS
     On April 1, 2007, the Company purchased 100% of all issued and outstanding shares of common stock of Templeton Funds Annuity Company (TFAC) from Franklin Agency, Inc., a wholly owned subsidiary of Franklin Resources, Inc. (FRI). TFAC was subsequently renamed Allianz Life and Annuity Company
     (ALAC). The results of operations and financial condition of ALAC, which are not material, have been included in the consolidated financial statements since April 1, 2007. ALAC is a life insurance company licensed in forty-five states and the District of Columbia. It has existing variable annuity insurance contracts and is not actively selling or marketing any of the existing products. The primary reason for this acquisition was to obtain the variable annuity licenses, which will be used to issue new products in the future.

     The Company completed the acquisition on April 1, 2007 for a purchase price of $14,542. The purchase price was allocated to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. The Company has assigned $11,276 to tangible net assets, and $2,050 to identifiable intangible assets consisting of insurance licenses. These intangible assets have indefinite lives and are not amortized but are instead subject to impairment tests. The excess of the purchase price over the estimated fair values of net assets acquired was recorded as goodwill in the amount of $1,216. The goodwill and intangible assets are nondeductible for tax purposes. This acquisition was accounted for using the purchase method.

                                      30                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition of April 1, 2007:

Cash                                        $    2,887
Other current assets                             9,700
Intangible assets                                2,050
Goodwill                                         1,216
Separate account assets                          9,338
                                           ------------
Total assets acquired                           25,191
                                           ------------

Current liabilities                              1,311
Separate account liabilities                     9,338
                                           ------------
                                           ------------
Total liabilities assumed                       10,649
                                           ------------

Net assets acquired                           $ 14,542
                                           ============

     In November 2005, the Company purchased Yorktown Financial Companies, Inc., for a purchase price, net of cash acquired, of $20,268, and recorded goodwill of $18,167. The transaction was recorded using the purchase method of accounting.


                                      31                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     (5) INVESTMENTS

     At December 31, 2007 and 2006, the amortized cost or cost, gross unrealized gains, gross unrealized losses, and estimated fair values of available-for-sale securities are as shown in the following table:


                                                            Amortized            Gross            Gross          Estimated
                                                              cost            unrealized        unrealized          fair
                                                             or cost             gains            losses           value
-------------------------------------------------------------------------------------------------------------------------------

2007:
     Fixed-maturity securities:
        U.S. government                                       $ 1,929,269         $ 168,500             $ -        $ 2,097,769
        Agencies not backed by the full faith
            and credit of the U.S. government                      33,726             2,404               -             36,130
        States and political subdivisions                         289,978            17,711               -            307,689
        Foreign government                                        215,739            13,756               -            229,495
        Public utilities                                        1,451,535            38,805               -          1,490,340
        Corporate securities                                   19,015,811           547,864               -         19,563,675
        Mortgage-backed securities                             10,276,194           342,603               -         10,618,797
        Collateralized mortgage obligations                        45,180             2,247               -             47,427
-------------------------------------------------------------------------------------------------------------------------------
            Total fixed-maturity securities                    33,257,432         1,133,890               -         34,391,322
     Equity securities                                             17,601               222           1,104             16,719
-------------------------------------------------------------------------------------------------------------------------------
            Total available-for-sale securities               $33,275,033       $ 1,134,112         $ 1,104       $ 34,408,041
-------------------------------------------------------------------------------------------------------------------------------

2006:
     Fixed-maturity securities:
        U.S. government                                       $ 2,030,504             $ 852             $ -        $ 2,031,356
        Agencies not backed by the full faith
            and credit of the U.S. government                      61,700               837               -             62,537
        States and political subdivisions                         308,140             8,173               -            316,313
        Foreign government                                        185,094             5,724               -            190,818
        Public utilities                                        1,380,157            27,335               -          1,407,492
        Corporate securities                                   17,429,070           388,860               -         17,817,930
        Mortgage-backed securities                              9,949,161            17,273               -          9,966,434
        Collateralized mortgage obligations                        55,474             1,833               -             57,307
-------------------------------------------------------------------------------------------------------------------------------
            Total fixed-maturity securities                    31,399,300           450,887               -         31,850,187
     Equity securities                                              4,940               349               2              5,287
-------------------------------------------------------------------------------------------------------------------------------
            Total available-for-sale securities               $31,404,240         $ 451,236             $ 2       $ 31,855,474
-------------------------------------------------------------------------------------------------------------------------------


                                      32                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The net unrealized gains (losses) on available-for-sale securities consist of the following at December 31:


                                                              2007               2006                2005
---------------------------------------------------------------------------------------------------------------

Available-for-sale:
     Fixed maturities                                        $ 1,133,890          $ 450,887          $ 287,425
     Securities held under agreements

        to repurchase                                                  -                  -            (21,989)

     Equities                                                       (882)               347             95,514
Adjustments for:
     DAC                                                        (599,149)          (258,680)          (147,489)
     VOBA                                                        (23,332)            (9,013)            (4,508)
     DSI                                                         (60,981)           (24,405)           (16,050)
     URR                                                          63,392             33,862                  -
     Deferred taxes                                             (179,529)           (67,729)           (67,515)
---------------------------------------------------------------------------------------------------------------

        Net unrealized gains                                   $ 333,409          $ 125,269          $ 125,388
---------------------------------------------------------------------------------------------------------------

     The changes in net unrealized gains (losses) on available-for-sale fixed-maturity securities and securities held under agreements to repurchase, before adjustments for deferred taxes, DAC, VOBA, DSI, and URR were $683,003, $185,451, and $(554,355) for the years ended December 31, 2007, 2006, and 2005, respectively.

     The changes in net unrealized (losses) on available-for-sale equity investments, before deferred taxes, which include common stocks and nonredeemable preferred stocks, were $(1,229), $(95,167), and $(18,711) for the years ended December 31, 2007, 2006, and 2005, respectively.

     The amortized cost and estimated fair value of available-for-sale fixed-maturity securities at December 31, 2007, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $10,574,954 as of December 31, 2007.

                                                                        Amortized             Estimated
                                                                          cost               fair value
---------------------------------------------------------------------------------------------------------------
Available-for-sale:
      Due in one year or less                                              $ 239,019             $ 240,836
      Due after one year through five years                                2,786,120             2,876,150
      Due after five years through ten years                               8,937,440             9,154,078
      Due after ten years                                                 10,973,479            11,454,034
      Mortgage-backed securities and collateralized
           mortgage obligations                                           10,321,374            10,666,224
---------------------------------------------------------------------------------------------------------------

           Total available-for-sale fixed-maturity securities            $33,257,432           $34,391,322
---------------------------------------------------------------------------------------------------------------

                                      33                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Proceeds from sales of available-for-sale fixed-maturity securities investments were $1,118,979, $5,636,908, and $6,581,975 during 2007, 2006, and 2005, respectively. Proceeds from tax-free and taxable exchanges for available-for-sale fixed-maturity securities were $0, $1,160, and $32,136 during 2007, 2006, and 2005, respectively. Gross gains of $43,633, $44,105, and $93,165 and gross losses of $42,273, $55,714, and $35,948 were realized on those sales and tax-free and taxable exchanges of securities in 2007, 2006, and 2005, respectively. In 2007, 2006, and 2005, losses of $773,279,
     $612,766, and $1,949, respectively, were recognized on available-for-sale fixed-maturity securities for other-than-temporary impairment.

     As discussed in note 2, the Company established a trading portfolio during 2005. Proceeds from sales of trading fixed-maturity securities investments were $556,061, $172,653, and $317,482 during 2007, 2006, and 2005, respectively. Proceeds from tax-free exchanges from trading fixed-maturity securities were $0, $5,240, and $0 during 2007, 2006, and 2005, respectively. Gross gains of $4,039, $4, and $3,172 and gross losses of $7,243, $1,326, and $2,961 were realized on those sales of trading fixed-maturity securities in 2007, 2006, and 2005, respectively. Proceeds from sales of trading equity securities investments were $3,560, $5,894, and $7,397. Gross gains of $223, $6, and $0 and gross losses of $3, $248, and $184 were realized on those sales during 2007, 2006, and 2005, respectively. Trading securities had realized gross gains of $53,246, $17,319, and $25,098 and realized gross losses of $5,820, $74,512, and $45,915 in realized investment gains on the Consolidated Statements of Operations for 2007, 2006, and 2005, respectively. Trading forward commitments of $0, $0, and $644,299 were purchased and $0, $0, and $645,510 were sold by the Company, generating realized gross gains of $0, $0, and $1,211 on sales during 2007, 2006, and 2005, respectively. There were no losses realized in 2007, 2006, or 2005.

     Proceeds from the sale of available-for-sale equity securities were $68,229, $506,311, and $1,014,145 during 2007, 2006, and 2005, respectively. Proceeds from tax-free exchanges, redemptions, and spin-offs from available-for-sale equity securities were $0, $3,868, and $12,615 during 2007, 2006, and 2005, respectively. Gross gains of $1,410, $102,652, and $55,595 and gross losses of $617, $6,875, and $22,696 were realized on those sales in 2007, 2006, and 2005, respectively. In 2007, 2006, and 2005, losses of $76, $29, and $12,122, respectively, were recognized on available-for-sale equity securities for other-than-temporary impairment.

     On March 18, 2008, the Company purchased $638,000 of investment-grade fixed maturity securities at fair value from a related party.

     As of December 31, 2007 and 2006, investments with a carrying value of $91,063 and $68,347, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

     As of December 31, 2007 and 2006, the Company held options purchased (asset) with an amortized cost of $482,639 and $577,906, respectively, and fair value of $379,855 and $712,772, respectively. The notional amounts of the option contracts purchased were $21,245,193 and $32,277,493 at December 31, 2007 and 2006, respectively. As of December 31, 2007 and 2006, the Company held options sold (liability) with a basis of $304,351 and $378,469 and fair value of $218,108 and $324,094, respectively. The notional amounts of the option contracts sold were $18,497,585 and $29,689,655 at December 31, 2007 and 2006, respectively.

     As of December 31, 2007 and 2006, the Company held futures contracts, which do not require an initial investment; therefore, no asset or liability is recorded. The Company is required to settle cash daily based on movements of the representative index.

     In 2006, the Company sold its interest in Life Sales, a third-party marketing organization. This resulted in a pre-tax gain of $22,451, which is included in the realized investment gains on the Consolidated Statements of Operations.

                                      34                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Net realized investment gains (losses) for the years ended December 31, 2007, 2006, and 2005 are summarized as follows:


                                                                                        2007               2006          2005
--------------------------------------------------------------------------------------------------------------------------------

Available-for-sale:
      Fixed-maturity securities - sales                                                $ 1,360          $ (11,609)     $ 57,217
      Fixed-maturity securities - other-than-temporary impairments                    (773,279)          (612,766)       (1,949)
      Equity securities                                                                    717             95,748        20,777
Mortgage loans on real estate                                                           (9,884)           (11,935)       (4,025)
Real estate                                                                             33,320             21,451         8,922
Gain on sale of Life Sales                                                                   -             22,451             -
Other                                                                                   (7,654)            (1,996)         (102)
--------------------------------------------------------------------------------------------------------------------------------
                Subtotal                                                              (755,420)          (498,656)       80,840
Trading gains (losses), net                                                             44,442            (58,757)      (19,579)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                    Net (losses) gains                                               $(710,978)         $(557,413)     $ 61,261
--------------------------------------------------------------------------------------------------------------------------------

     The increase in other-than-temporary impairments beginning in 2006 related to the adoption of FSP FAS 115-1 and FAS 124-1 is discussed further in the Recently Issued Accounting Pronouncements section in note 2.

     The Company's investment in mortgage loans on real estate at December 31, 2007 and 2006 is summarized as follows:


                                                   2007              2006
------------------------------------------------------------------------------

Mortgage loans on real estate:
     Commerical                                 $4,442,855        $ 3,402,303
     Residential                                     1,573              1,988
     Valuation allowances                          (42,214)           (32,330)
------------------------------------------------------------------------------
           Total mortgage loans on real estate  $4,402,214        $ 3,371,961
------------------------------------------------------------------------------

     At December 31, 2007, mortgage loans on real estate in CA and TX exceeded the 10% concentration level by state with concentrations of 41.0% or $1,823,506, and 11.8% or $523,516, respectively. At December 31, 2006, mortgage loans on real estate in California and Texas exceeded the 10% concentration level by state with concentrations of 34.4% or $1,170,186, and 15.7% or $534,793, respectively.

     Interest rates on investments in new mortgage loans ranged from a minimum of 5.54% to a maximum of 6.55%. The maximum percentage of the loan to the value of the security of any one loan was 80%.

     The valuation allowances on mortgage loans on real estate at December 31, 2007, 2006, and 2005 and the changes in the allowance for the years then ended are summarized as follows:


                                                                           2007              2006              2005
-----------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                               $ 32,330          $ 20,395           $ 16,370

     Charged to operations                                                  9,884            11,935              4,025
-----------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                     $ 42,214          $ 32,330           $ 20,395
-----------------------------------------------------------------------------------------------------------------------


                                      35                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Major categories of net investment income for the respective years ended
     December 31 are shown below. Net investment income related to securities held under repurchase agreements is shown with fixed-maturity securities, and was $0, $5,512, and $46,330 in 2007, 2006, and 2005, respectively.

                                                                  2007               2006                2005
-----------------------------------------------------------------------------------------------------------------

Interest:
     Available-for-sale fixed-maturity securities             $ 1,912,421        $ 1,657,920         $ 1,361,508
     Mortgage loans on real estate                                239,081            176,235             102,797
     Policy loans                                                  11,384              9,182               7,404
     Short-term securities                                         44,910             76,047              55,713
Dividends from available-for-sale common stock                        173                335              17,287
Change in fair value of equity-indexed
     annuity-related reserves                                    (152,379)        (1,096,386)           (209,419)
Change in fair value of equity-indexed annuity
     and guaranteed benefit-related options                      (195,715)           124,391             (22,799)
(Loss) gain on exercise of equity-indexed annuity and
     guaranteed benefit-related options                           (13,741)            59,794            (109,142)
(Loss) gain on exercise of equity-indexed annuity and
     guaranteed benefit-related futures                           (43,820)           459,046              84,970
Change in fair value and (loss) gain on
     exercise of other options                                       (272)                 -                   -
Interest on assets held by reinsurers                               3,817              4,054               4,424
Rental income on real estate                                       34,116             36,780              33,785
Interest on loans to affiliates                                    27,871             35,030              35,648
Other invested assets                                              44,686             20,227              11,045
Investment income on trading securities                           298,908            188,468             105,145
-----------------------------------------------------------------------------------------------------------------
        Total investment income                                 2,211,440          1,751,123           1,478,366
Investment expenses                                                49,880             61,435              52,418
-----------------------------------------------------------------------------------------------------------------

            Net investment income                             $ 2,161,560        $ 1,689,688         $ 1,425,948
-----------------------------------------------------------------------------------------------------------------

                                      36                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Unrealized losses on available-for-sale securities and the related fair value for the respective years ended December 31 are shown below:


                                      12 months or less                 Greater than 12 months          Total
                                      ----------------------------   -----------------------------   -----------------------------
                                      --------------------------------------------------------------------------------------------
                                       Fair value     Unrealized losseFair value      Unrealized losseFair value   Unrealized losses
                                      --------------------------------------------------------------------------------------------
                                      ----------------------------   -----------------------------   -----------------------------
2007:
    Equity securities                     $ 16,174        $ 1,104             $ -             $ -        $ 16,174         $ 1,104
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
        Total temporarily impaired
          available-for-sale securities   $ 16,174        $ 1,104             $ -             $ -        $ 16,174         $ 1,104
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

2006:
    Equity securities                        $ 348            $ 2             $ -             $ -           $ 348             $ 2
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
        Total temporarily impaired
          available-for-sale securities      $ 348            $ 2             $ -             $ -           $ 348             $ 2
----------------------------------------------------------------------------------------------------------------------------------

     As of December 31, 2007 and 2006, there were no available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities, and 3 and 4, respectively, for equity securities.

     The Company's investment portfolio includes mortgage-backed securities and collateralized mortgage obligations. Due to the high quality of these investments and the lack of sub-prime loans within the securities, the Company does not have a material exposure to sub-prime mortgages.

                                      37                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     (6) SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                         2007                               2006
------------------------------------------------------------------------------------------------------------------------
                                                       Carrying            Fair           Carrying            Fair
                                                        amount            value            amount            value
                                                     --------------   ---------------   --------------   ---------------
Financial assets:
    Available for sale:
       Fixed-maturity securities:
          U.S. government                          $     2,097,769  $      2,097,769  $     2,031,356  $      2,031,356
          Agencies not backed by the full faith
              and credit of the U.S. government             36,130            36,130           62,537            62,537
          States and political subdivisions                307,689           307,689          316,313           316,313
          Foreign governments                              229,495           229,495          190,818           190,818
          Public utilities                               1,490,340         1,490,340        1,407,492         1,407,492
          Corporate securities                          19,563,675        19,563,675       17,817,930        17,817,930
          Mortgage-backed securities                    10,618,797        10,618,797        9,966,434         9,966,434
          Collateralized mortgage obligations               47,427            47,427           57,307            57,307
       Equity securities                                    16,719            16,719            5,287             5,287
    Trading:
       Fixed-maturity securities:
          U.S. government                                1,208,702         1,208,702        1,203,299         1,203,299
          Agencies not backed by the full faith
              and credit of the U.S. government             21,169            21,169           20,355            20,355
          States and political subdivisions                 57,363            57,363           55,758            55,758
          Foreign governments                               41,508            41,508           36,704            36,704
          Public utilities                                 299,256           299,256          175,246           175,246
          Corporate securities                           3,460,176         3,460,176        2,146,631         2,146,631
          Mortgage-backed securities                       897,377           897,377          723,681           723,681
          Collateralized mortgage obligations               41,542            41,542                -                 -
       Equity securities                                    29,325            29,325           23,198            23,198
    Mortgage loans on real estate                        4,402,214         4,384,442        3,371,961         3,378,766
    Short-term securities                                  737,039           737,039          983,650           983,650
    Options                                                379,855           379,855          712,772           712,772
    Loans to affiliates                                    725,826           731,283          218,553           221,901
    Policy loans                                           169,058           169,058          146,139           146,139
    Cash                                                    92,177            92,177           55,876            55,876
    Separate account assets                             20,541,717        20,541,717       19,837,566        19,837,566

Financial liabilities:
    Investment contracts                                44,922,911        39,037,986       41,957,947        36,338,059
    Option liability                                       218,108           218,108          324,094           324,094
    Mortgage notes payable                                 134,123           141,958          146,900           156,059
    Separate account liabilities                        20,541,717        19,673,882       19,837,566        18,957,500
------------------------------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------------------------

     Investment contracts include certain reserves related to deferred annuity and equity indexed universal life products. These reserves are included in the future policy benefit reserves and the policy and contract claims balances on the Consolidated Balance Sheets.

     The fair values of separate account assets were determined using the fair value of the underlying investments held in segregated mutual funds. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

                                      38                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using market interest rates commensurate with the risks involved. Fair value of mortgage notes payable is the present value pay-off amount, calculated using current market interest rates, including unpaid principal balance and any applicable prepayment fees. The fair value of the option liability is derived internally.

     Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.

(7)      GOODWILL

     Goodwill at December 31, 2007, 2006, and 2005, and the changes in the balance for the years then ended are as follows:


                                                                     2007             2006             2005
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $        495,243  $      428,323  $       358,198

     Increased ownership in partially owned
     field marketing organizations                                     6,181          66,920           51,958
     Acquisition of broker-dealer                                          -               -           18,167
     Acquisition of TFAC                                               1,216               -                -
                                                               -----------------------------------------------
                                                            --------------------------------------------------
Balance, end of year                                        $        502,640  $      495,243  $       428,323
                                                            --------------------------------------------------

     Increase in goodwill is the result of the exercise of put options by minority-owned field marketing organizations in 2007 and 2006 requiring the Company to purchase part or all of the stock or member interests of the organizations, and the 2007 acquisition of TFAC. See notes 4 and 18 for further information. There was no goodwill impairment in 2007, 2006, or 2005.

(8)  VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS

     VOBA at December 31, 2007, 2006, and 2005, and the changes in the balance for the years then ended are as follows:

                                                                   2007          2006          2005
-----------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $     53,844  $     66,373  $     48,517
Interest                                                           1,137         1,313         2,810
Amortization                                                     (12,350)       (9,338)       (1,417)
Change in shadow VOBA                                            (14,319)       (4,504)       16,463
                                                            -----------------------------------------
Balance, end of year                                        $     28,312  $     53,844  $     66,373
                                                            -----------------------------------------

     The net amortization of the VOBA in each of the next five years is expected to be:

         2008           $        6,642
         2009                    6,931
         2010                    4,465
         2011                    4,013
         2012                    3,700


                                      39                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Intangible assets at December 31, 2007, 2006, and 2005 and the changes in the balance for the years then ended are as follows:

                                                                     2007             2006             2005
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $         10,489  $       39,519  $        34,844
                                                                           -
     Addition                                                          2,482           5,390           10,140
     Amortization                                                     (2,669)         (4,770)          (5,465)
     Impairment                                                            -         (29,650)               -

                                                             -----------------------------------------------
                                                            --------------------------------------------------
Balance, end of year                                        $         10,302  $       10,489  $        39,519
                                                            --------------------------------------------------

     Amortization of intangible assets in each of the next five years is expected to be:

         2008           $        2,615
         2009                    2,352
         2010                    1,587
         2011                      630
         2012                       43

     During 2006, an impairment of the Contractual Right Intangible Asset totaling $29,650 was recorded associated with the anticipated sale of a subsidiary that served as the administrator of the Company's variable annuity business. The impairment was determined based on the offers received from potential buyers for the subsidiary. The Company is continuing to evaluate future business operations for this subsidiary. The impairment is included in general and administrative expenses on the 2006
     Consolidated Statement of Operations.

     During 2007 and 2006, there were no other events or changes, other than as described above, in circumstances that warranted recoverability testing for intangible assets.

(9)  DEFERRED ACQUISITION COSTS

     DAC at December 31, 2007, 2006 and 2005 and the changes in the balance for the years then ended are as follows:

                                                                    2007             2006             2005
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $      5,265,226  $    4,326,771  $     3,077,824
                                                                           -
     Capitalization                                                  919,445       1,166,321        1,411,789
     Interest                                                        177,153         161,169          139,492
     Amortization                                                   (445,863)       (277,844)        (546,402)
     Change in shadow DAC                                           (340,469)       (111,191)         244,068

                                                               -----------------------------------------------
                                                            --------------------------------------------------
Balance, end of year                                        $      5,575,492  $    5,265,226  $     4,326,771
                                                            --------------------------------------------------

                                      40                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The Company reviews its best estimate assumptions each year and typically records "unlocking" as appropriate. During 2007, the Company completed a comprehensive study of assumptions underlying estimated gross profits
     (EGP), resulting in an "unlocking". This study was based on recent changes in the organization and businesses of the Company and actual and expected performance of in-force policies. The study included all assumptions, including mortality, lapses, expenses, and separate account returns. The revised best estimate assumptions were applied to the current in-force policies to project future gross profits. The pre-tax impact on the Company's assets and liabilities as a result of the unlocking during 2007 was as follows:


              Assets
                   DAC                                         $ (185,748)
                   DSI                                            (20,290)
                                                         -----------------
                      Total asset decrease                       (206,038)

              Liabilities
                   Policy and contract account balances          (478,733)
                   Future policy benefit reserves                  (7,810)
                                                         -----------------
                      Total liabilities decrease                 (486,543)
                                                         -----------------

              Net increase to income before taxes                 280,505
                   Deferred income tax expense                     98,177
                                                         -----------------
              Net increase to net income                     $ 182,328
                                                         =================


(10) DEFERRED SALES INDUCEMENTS
     DSI at December 31, 2007, 2006, and 2005 and the changes in the balance for years then ended are as follows:

                                                                    2007             2006             2005
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $        721,322 $       590,537  $       372,278

     Capitalization                                                  118,863         152,416          235,200
     Amortization                                                    (64,013)        (36,343)         (61,132)
     Interest                                                         28,320          23,067           19,032
     Change in shadow DSI                                            (36,576)         (8,355)          25,159

                                                               --------------   -------------    -------------
                                                            --------------------------------------------------
Balance, end of year                                        $        767,916 $       721,322  $       590,537
                                                            --------------------------------------------------

(11) MORTGAGE NOTES PAYABLE
     In April 2005, the Company entered into a loan agreement with Wells Fargo National Bank (Wells Fargo), not to exceed $95,000, as short-term financing for the construction of an addition to the Company's headquarters. In June 2006, the loan was paid in full.

     In July 2004, the Company obtained an $80,000 mortgage loan from Northwestern Mutual Life Insurance Company for the Company's headquarters. In 2005, the Company agreed to enter into a separate loan agreement with Northwestern Mutual Life Insurance Company in conjunction with the construction of an addition to the Company's headquarters of $65,000. This loan was funded in June 2006 and combined with the existing mortgage. As of December 31, 2007 and 2006, the combined loan had a balance of $134,123 and

                                      41                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     $138,900, respectively. This 20-year, fully amortizing loan has an interest rate of 5.52%, with a maturity date of August 1, 2024. The level principal and interest payments are made monthly. The loan allows for prepayment; however, it is accompanied by a make-whole provision. The proceeds of this mortgage were used to pay off a floating rate construction loan from Wells Fargo that the Company used to finance the acquisition of property for, and construction of, the Company's headquarters.

     The Company has long-term debt in the form of a mortgage on an investment in real estate in the amount of $0 and $8,000 as of December 31, 2007 and 2006, respectively. The interest on the loan was paid each month at 7.22% annually. The loan was paid in full in August 2007.

     Interest expense for all loans was $7,942, $5,352, and $5,217 in 2007, 2006, and 2005, respectively, and is presented in general and administrative expenses in the Consolidated Statements of Operations.

     The future principal payments required under the Northwestern Mutual Life Insurance Company's loan are as follows:


2008                                          $        5,048
2009                                                   5,334
2010                                                   5,636
2011                                                   5,955
2012 and beyond                                      112,150
-------------------------------------------------------------
Total                                         $      134,123
-------------------------------------------------------------

(12) ACCIDENT AND HEALTH CLAIM RESERVES
     Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2007 are appropriate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact the Company's future reported earnings.

                                      42                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Activity in the accident and health claim reserves is summarized as follows:


                                                                     2007              2006              2005
-------------------------------------------------------------------------------------------------------------------

Balance at January 1, net of reinsurance recoverables
     of $329,398, $215,327, and $195,333, respectively        $         60,189 $         155,552 $         133,523

Adjustment primarily related to commutation and
     assumption reinsurance on blocks of business                          (98)          (18,564)           (1,809)

Incurred related to:
     Current year                                                       10,998            80,336           173,406
     Prior years                                                         3,925            (3,962)           10,148
-------------------------------------------------------------------------------------------------------------------
Total incurred                                                          14,923            76,374           183,554
-------------------------------------------------------------------------------------------------------------------

Paid related to:
     Current year                                                        1,690            33,308            56,768
     Prior years                                                         9,911           119,865           102,948
-------------------------------------------------------------------------------------------------------------------
Total paid                                                              11,601           153,173           159,716
-------------------------------------------------------------------------------------------------------------------

Balance at December 31, net of reinsurance
     recoverables of  $234,740, $329,398, and $215,327,
     respectively                                             $         63,413 $          60,189 $         155,552
-------------------------------------------------------------------------------------------------------------------

     Prior year incurreds for 2007 reflect unanticipated adverse claim development with reinsurance assumed and LTC-Retropool business. Prior year incurreds in 2006 reflect the commutation activity on the reinsurance assumed business and the release of the Health claim handling reserve. Prior-year incurreds for 2005 reflect unanticipated adverse claim development on prior policy years for both stop loss and reinsurance assumed business. The significant decrease in total incurred and total paid claims from 2006 to 2007 is a result of the exiting of the Health Products business on October 1, 2006 as discussed in note 13.

(13) REINSURANCE
     The Company primarily enters into reinsurance agreements to manage risk resulting from its life and accident and health businesses, as well as businesses the Company has chosen to exit. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess yearly renewal term (YRT) coverage and first dollar quota share coinsurance and YRT contracts. The Company retains a maximum of $10,000 coverage per individual life.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

     Included in reinsurance recoverables at December 31, 2007 are $1,476,367, $1,002,726, $445,223, $355,299, and $306,754 of claim-related recoverables from five insurers who, as of December 31, 2007, were rated A- or higher by A.M. Best's Insurance Reports. The Company mitigates risk by arranging trust accounts or letters of credit with certain insurers. Insurers with ratings lower than A-, and without a trust account or letter of credit, account for less than 5% of the total Reinsurance recoverable as of December 31, 2007.

                                      43                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Effective June 30, 2005, the Company recaptured certain life and annuity business previously ceded to SCOR Life Re. Related to this transaction, the Company paid a ceding commission of $8,500 for the recapture of $311,712 in reserves and $5,956 of policyholder loans.

     Of the amounts ceded to others, the Company ceded accident and health premiums earned to the Company's ultimate parent, Allianz SE of $37, $387, and $712 in 2007, 2006, and 2005, respectively.

     Effective June 30, 2006, the Company recaptured certain health business previously ceded to R.W. Morey. Related to this transaction, the Company paid a ceding commission of $14,800 for the recapture of $37,873 in reserves.

     During 2006, the Company made the decision to exit the health products business. On October 1, 2006, the Company entered into a 100% quota share agreement with an unrelated insurance company, Houston Casualty Company
     (HCC) to reinsure the health block of business. Related to this transaction, the Company received a ceding commission of $140,000 for the recapture of $151,507 in reserves. In addition, the Company recorded a deferred gain of $136,803, which is being amortized into operations through 2009. The Company amortized $84,039 and $44,857 for 2007 and 2006, respectively, which is included on the Consolidated Statements of Operations. The remaining deferred gain was $7,906 and $91,946 as of December 31, 2007 and 2006, respectively. Offsetting the deferred gain, total incremental expenses of $24,859 were incurred in 2006 including $14,898 for commutation of certain reinsurance agreements in contemplation of the agreement with HCC, $7,565 for employee-related termination benefits, and $2,396 for write-off of capitalized software costs. The commutation of reinsurance agreements expense is included in benefit recoveries and the other incremental expenses are included in general and administrative expenses on the Consolidated Statements of Operations. As of December 31, 2006, all of these incremental costs were paid except for a $124 liability for termination benefits, which was paid in 2007.

     Throughout 2007, 2006, and 2005, the Company entered into numerous reinsurance arrangements with unrelated insurance companies to reinsure additional accident and health business, as well as group life and accident and health business that the Company decided to exit. In connection with these agreements, the Company had ceded premiums of $71,549, $75,981, and $2,158 in 2007, 2006, and 2005, respectively, and received expense allowances of $3,505, $3,539, and $163 in 2007, 2006, and 2005,
     respectively.

     Prior to 2000, the Company entered into various 100% coinsurance agreements with unrelated insurance companies to coinsure certain blocks of life and annuity business. Deferred gain on reinsurance resulting from these transactions is being amortized over the projected earnings patterns of the related reinsured policies. During 2007, 2006, and 2005, $11,652, $12,659, and $13,807, respectively, were amortized and included in other revenue on the Consolidated Statements of Operations. Deferred gain on reinsurance remaining as of December 31, 2007 and 2006 was $54,026 and $65,677, respectively.

     During 1999, the Company acquired all of the outstanding stock of LifeUSA Holding, Inc. (LifeUSA). As a result of the merger, the Company became party to reinsurance agreements entered into to limit exposure to loss and preserve surplus in a high-growth environment. Reinsurance recoverables of $2,346,440 and $2,364,625 were recorded as of December 31, 2007 and 2006, respectively, in connection with these agreements.

     During 2003, the Company exited the traditional life reinsurance business via a 100% coinsurance agreement with an unrelated insurance company, Reinsurance Group of America, Inc. (RGA). In 2004, the majority of the in-force business that was coinsured with RGA was novated. At December 31, 2007 and 2006, the remaining deferred gain after the novation was $6,841 and $8,531, respectively, and was included in deferred income on reinsurance on the Consolidated Balance Sheets. Deferred gain amortization was $1,689, $1,890 and $2,066 during 2007, 2006, and 2005, respectively, and was included in deferred gain on reinsurance in the Consolidated Statements of Operations.

                                      44                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

(14) INCOME TAXES
     INCOME TAX EXPENSE

     Total income tax expense for the years ended December 31 is as follows:


                                                                    2007             2006             2005
---------------------------------------------------------------------------------------------------------------

Income tax expense attributable to operations:
      Current tax expense                                    $        64,494  $        81,510  $        54,032
      Deferred tax (benefit) expense                                 (60,705)          28,558          (20,076)
---------------------------------------------------------------------------------------------------------------
           Total income tax expense
                attributable to operations                             3,789          110,068           33,956

Tax expense (benefit) attributable to equity
      earnings of equity method investees                                197           (1,266)           1,606
---------------------------------------------------------------------------------------------------------------
Total income tax expense
      attributable to net income                                       3,986          108,802           35,562

Income tax effect on equity:
      Income tax expense (benefit) allocated to
        stockholder's equity:
           Attributable to unrealized
                gains and (losses) on investments                    111,800              213         (102,934)
           Attributable to unrealized
                gains and (losses) on post-retirement
                obligation                                              (564)           1,304                -
           Attributable to unrealized
                gains and on foreign exchange                          3,513               68              587
---------------------------------------------------------------------------------------------------------------

Total income tax effect on equity                            $       118,735  $       110,387  $       (66,785)
---------------------------------------------------------------------------------------------------------------

     COMPONENTS OF INCOME TAX EXPENSE

     Income tax expense computed at the statutory rate of 35% varies from income tax expense reported in the Consolidated Statements of Operations for the respective years ended December 31 as follows:

                                                                   2007             2006             2005
--------------------------------------------------------------------------------------------------------------

Income tax expense computed at
      the statutory rate                                    $         20,779  $      126,494  $       126,544
Dividends-received deductions and
      tax-exempt interest                                            (18,259)        (19,798)         (14,473)
Accrual (release) of tax contingency reserve                          (2,361)          4,400           (2,929)
IRS settlement                                                             -               -          (81,199)
Foreign tax, net                                                         688             389            4,848
Other                                                                  2,942          (1,417)           1,165
--------------------------------------------------------------------------------------------------------------

           Income tax expense as reported                   $          3,789  $      110,068  $        33,956
--------------------------------------------------------------------------------------------------------------

                                      45                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The Company was under audit by the IRS for the years ended December 31, 1991 through December 31, 2002. In June 2005, the joint Committee on Taxation approved the settlement of a refund claim filed by the Company that related to years under audit. This refund claim resulted in a net benefit, including tax and interest, of approximately $81,199. The benefit is reflected in income tax expense attributable to operations in the 2005 Consolidated Statement of Operations. During 2005, the Company also recorded a release of tax contingency reserve as a result of the IRS finalizing their audit of years 1991 through 2002.

     COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE CONSOLIDATED BALANCE SHEET
     Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability, which is included in other liabilities on the consolidated balance sheets, at December 31 are as follows:

                                                                              2007                2006
-------------------------------------------------------------------------------------------------------------

Deferred tax assets:
      Policy reserves                                                $        1,710,145  $         1,701,390
      Coinsurance deferred income                                                28,424               63,195
      Expense accruals                                                           84,972               33,787
      Other-than-temporarily impaired assets                                    466,525              227,030
      Provision for post-retirement benefits                                      2,442                2,280
      Other                                                                         154                1,981
-------------------------------------------------------------------------------------------------------------

           Total deferred tax assets                                          2,292,662            2,029,663
-------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
      Deferred acquisition costs                                              1,778,976            1,675,840
      Investment income                                                         103,761              140,383
      Depreciation/amortization                                                  24,276               23,907
      Value of business acquired                                                  9,924               18,846
      Deferred intercompany gain                                                  7,858                7,421
      Net unrealized gain on investments and foreign exchange                   404,312              162,358
      Other                                                                       4,599                8,242
-------------------------------------------------------------------------------------------------------------

           Total deferred tax liabilities                                     2,333,706            2,036,997
-------------------------------------------------------------------------------------------------------------

Net deferred tax liability                                           $           41,044  $             7,334
-------------------------------------------------------------------------------------------------------------

     Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset, as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

     Income taxes paid by the Company were $143,000, $83,896, and $239,034 in 2007, 2006, and 2005, respectively. At December 31, 2007 and 2006, respectively, the Company had a tax receivable from AZOA of $103,550 and $45,387, reported in other assets on the Consolidated Balance Sheets.

     At December 31, 2007 and 2006, the Company had a tax payable separate from the agreement with AZOA in the amount of $236 and $1,028, respectively. These amounts are for foreign taxes and taxes on a majority owned subsidiary.

                                      46                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The Company and its subsidiaries, except Allianz Life and Annuity Company, file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. With few exceptions, the Company is no longer subject to U.S. Federal, state, and local, or non-U.S. income tax examinations by tax authorities for years before 2003. The Company's parent AZOA had net operating losses in 2000 through 2003 that were carried forward and used to offset taxable income in 2005 through 2007. Although the statute has closed for these years, they remain open to the extent that net operating losses utilized in future years can be adjusted. The years in which the net operating losses were used to offset taxable income will be open for examination for three years after the tax return for the given year was filed. 2005 through 2007 will close in 2009 through 2011, respectively. The tax year 2004 will close in 2008. The IRS has notified AZOA of its intent to initiate an audit of tax year 2006 during the calendar year 2008. At this time the Company is not aware of any adjustments that may be proposed by the IRS.

     The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the implementation of FIN 48, the Company recognized a $21,578 increase in the liability for unrecognized tax benefits, which was accounted for as an increased current tax liability and an increased deferred tax asset as of January 1, 2007. It is reasonably expected that the amount of unrecognized tax benefits will increase in 2008 by approximately the same amount as it did in year 2007. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:


   Balance at January 1, 2007               $ 21,578
   Additions based on tax positions
       related to the current year             1,383
                                        -------------
                                        -------------
   Balance at December 31, 2007             $ 22,961
                                        =============
     Included in the balance at December 31, 2007 are $22,961 of tax positions for which the deductibility is more likely than not; however, there is uncertainty with respect to the timing of the deduction. Because of the impact of deferred tax accounting, other than interest and penalty, the disallowance would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

     The Company recognizes interest and penalties accrued related to unrecognized tax benefits in Federal Income Tax Expense. During the years ended December 31, 2007, 2006, and 2005, the Company recognized (benefits) expense of approximately $(3,632), $6,769, and $0, respectively, in interest and penalties. The Company had approximately $3,137, and $6,769 for the payment of interest and penalties accrued at December 31, 2007 and 2006, respectively.

(15) RELATED-PARTY TRANSACTIONS
     Allianz Individual Insurance Group, LLC (AZIIG), a wholly owned subsidiary of the Company, sold its 50% membership interest in Life Sales LLC (Life Sales) on February 1, 2006 for $23,587. AZIIG transferred its interest in Life Sales to a related party, Fireman's Fund Insurance Company, a sister company wholly owned by the same parent company, Allianz of America, Inc. As a result of this sale, the Company recognized a gain on the sale net of tax of $14,593.

     The Company held related-party invested assets of $725,826 and $218,553 at December 31, 2007 and 2006, respectively, representing 1.5% and 1% of total invested assets and 18.7% and 6.5% of capital for the respective years. The Company does not foresee a credit risk with these investments given the financial strength of Allianz SE, which currently has an A.M. Best rating of A+.

                                      47                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     In December 2003, the Company entered into an agreement to lend Allianz SE $350,000. On November 30, 2004, the Company transferred, in the form of a dividend, a portion of the loan to AZOA with a carrying value of $90,000. On December 27, 2006, the Company transferred, in the form of a dividend, an additional portion of the loan to AZOA with a carrying amount of $130,000. The remaining loan balance was $130,000 at December 31, 2007 and will be repaid, plus interest over ten years; semi-annual interest payments for the first five years and amortized semi-annual payments of principal and accrued interest over the last five years. The interest rate is 5.18%. Interest of $6,734, $13,056, and $13,468 was earned during 2007, 2006, and
     2005, respectively, and is included in the affiliated net investment income on the Consolidated Statements of Operations. The loan was collateralized by a (euro)100,000 Buoni Poliennali Del Tes Government Bond with a fair value of $151,980 at December 31, 2007.

     Effective January 26, 2001, the Company entered into an agreement to lend AZOA $100,000. The loan plus interest will be repaid over twelve years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last seven years. Repayment of this loan started in 2006 with year-to-date principal payments received through December 31, 2007 and 2006, in the amount of $12,283, and $11,447, respectively. The interest rate is a fixed rate of 7.18%. AZOA pledged as collateral a security interest in shares of the common stock outstanding of Allianz Global Risks US Insurance Company
     (AGR), which had a statutory book value as of the date of the loan equal to 125% of the loan. Interest of $6,137, $6,974, and $7,180 was earned during 2007, 2006, and 2005, respectively, and is included in the affiliated net investment income on the Consolidated Statements of Operations.

     In September 2005, the Company purchased corporate bonds with a carrying value of $98,081 from Fireman's Fund Insurance Company. This transaction included $1,560 of accrued interest and resulted in no gain or loss being recorded by either party.

     Beginning in 2005, the Company began participating in securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. The agent for the Company is an affiliate, Dresdner Klienwort Wasserstein. The Company had $177 and $150 in fair value of loaned securities outstanding as of December 31, 2007 and 2006, respectively. The fair value of collateral accepted that can be sold or repledged amounted to $199 and $151, of which none was sold or repledged as of December 31, 2007 or 2006, respectively. The Company earned fee revenue of $5,190, $4,451, and $4,025 for the years ended December 31, 2007, 2006, and 2005, respectively, in connection with these arrangements, which is reported in non-affiliated net investment income on the Consolidated Statements of Operations. See further discussion in note 2.

     In December 2002, the Company entered into an agreement to lend AZOA $250,000. The loan plus interest will be repaid over ten years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last five years. The interest rate is a fixed rate of 6%. The loan is not collateralized. The fair value of the loan was $256,950 and $254,558 at December 31, 2007 and 2006, respectively. The outstanding loan balance is included as a component of stockholder's equity on the Consolidated Balance Sheets. Interest of $15,000 was earned during 2007, 2006, and 2005 and is included in non-affiliated net investment income on the Consolidated Statements of Operations.

     The Company purchases and writes option contracts with Dresdner Bank Aktiengesellschaft, a subsidiary of Allianz SE, as part of a derivative hedging strategy (see further discussion in note 2). At December 31, 2007 and 2006, options purchased were $1,772 and $1,600, respectively.

     The Company has real estate investment properties leased to affiliates. The Company reported $4,064, $3,993, and $3,407 in 2007, 2006, and 2005, respectively, for rental income included in the affiliated net investment income on the Consolidated Statements of Operations. The Company has an agreement to sublease office space to Fireman's Fund Insurance Company
     (FFIC). The Company received rental income of $86, $24, and $22 in 2007, 2006, and 2005, respectively. In addition, the Company leases office space from FFIC pursuant to a

                                      48                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     sublease agreement. In connection with this subleasing arrangement, the Company has incurred rent expense of $157, $150, and $64 in 2007, 2006, and 2005, respectively, which is included in general and administrative expenses on the Consolidated Statements of Operations.

     The Company incurred fees for services provided by affiliated companies. The Company incurred fees of $50,929, $19,779, and $16,736 in 2007, 2006, and 2005, respectively. The Company's liability for these expenses was $11,906 and $100 at December 31, 2007 and 2006, respectively, and is included in accrued expenses on the Consolidated Balance Sheets. On a quarterly basis, the Company pays the amount due through cash settlement.

     The Company provides various services to affiliated companies. The Company earned $5,330, $1,779, and $815 in 2007, 2006, and 2005, respectively, for related administrative expenses incurred. The receivable for these expenses was $1,261 and $405 for 2007 and 2006, respectively. On a quarterly basis, the Company receives payment through cash settlement.

     The Company has agreements with Pacific Investment Management Company (PIMCO) and Oppenheimer Capital, affiliates of the Company's, related to its separate accounts, where the policyholders of variable annuity products may choose to invest in specific investment options managed by these affiliates. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the policyholders was $3,874, $2,699, and $2,322 during 2007, 2006, and 2005, respectively, which is included in other revenue on the Consolidated Statements of Operations. The receivable for these fees at December 31, 2007 and 2006 was $669 and $725, respectively, which is included in non-affiliated receivables on the Consolidated Balance Sheets. Expenses incurred to these affiliates for management of sub-advised investment options were $4,097, $3,347, and $3,387 during 2007, 2006, and 2005, respectively, which are included in general and administrative expenses on the Consolidated Statements of Operations. The related payable to these affiliates was $315 and $351 at December 31, 2007 and 2006, respectively, included in accrued expenses on the Consolidated Balance Sheets.

     In January 2007, the Company, in an effort to optimize investment returns, entered into an agreement with Dresdner Kleinwort Pfandbriefe Investments (DKPII), a wholly owned subsidiary of Allianz SE, to manage a portfolio of German Pfandbriefe (PFs) or other European covered bonds with a credit rating of at least "AA" by S&P or Moody's. Through this agreement, AZL PF Investments, Inc. (AZLPF), a wholly owned subsidiary of the Company's, entered into a $500,000 prepaid forward agreement to purchase common stock of DKPII in five years from a wholly owned subsidiary of Dresdner Bank, Dresdner Bank Luxembourg. The effect of the agreement will result in a Reference Portfolio whereby DKPII will designate a portfolio of assets in accordance with pre-established investment guidelines. As of December 31, 2007, the value of this forward agreement is $519,556 and is included in loans to affiliates on the Consolidated Balance Sheets. Income earned in 2007 was $19,556 and is included in the non-affiliated net investment income on the Consolidated Statements of Operations. AZLPF is contractually protected from counterparty exposure to Dresdner Bank. Dresdner Bank pledges high-quality fixed income securities as collateral, based on 101% of the current market value of the AZLPF position in the investment.

     In September 2007, the Company received a capital contribution of $150,000 from AZOA.

(16) EMPLOYEE BENEFIT PLANS
     The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by AZOA. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. The AAAP will accept participants' pre-tax or after-tax contributions up to 80% of the participants' eligible compensation, although contributions remain subject to annual limitations set by the

                                      49                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Employee Retirement Income Security Act (ERISA). Under the eligible employees' provisions, the Company will match 100% of contributions up to a maximum of 6%. Participants are 100% vested in the Company's matching contribution after three years of service.

     The Company may decide to declare a profit-sharing contribution under the AAAP based on the discretion of Company management. The Company has not yet determined if there will be a profit-sharing contribution under the AAAP for the plan year ended December 31, 2007. The Company declared a profit-sharing contribution of 1.5% of employees' salaries for the plan year ended December 31, 2006 and 2.5% of employees' salaries for the plan year ended December 31, 2005, reported in general and administrative expenses on the Consolidated Statements of Operations and funded in 2007 and 2006, respectively. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution.

     The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, are payable from the trust fund but may, at the Company's discretion, be paid by the Company. Any counsel fees are not paid from the trust fund, but are instead paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $9,960, $12,679, and $10,751 in 2007, 2006, and 2005, respectively, toward the AAAP matching contributions and administration expenses.

     The Company sponsors a deferred compensation plan for a defined group of highly compensated employees, with a minimum base salary of $125, for the purpose of providing tax planning opportunities, as well as supplemental funds upon retirement. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for accrued assets under the plan. Employees are 100% vested upon enrollment in the plan and funds are invested the first day of each month, with the Company paying any fee expense. The accrued liability of $14,776 and $17,860 as of December 31, 2007 and 2006, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

     The Company sponsors a nonqualified deferred compensation plan for a defined group of agents. The Company may decide to make discretionary contributions to the plan in the form and manner the Company determines. Discretionary contributions are currently determined based on production. The accrued liability of $11,067 and $3,239 as of December 31, 2007 and 2006, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

     The Company participates in a stock-based compensation plan sponsored by Allianz SE, which awards certain employees Stock Appreciation Rights (SARs) and Restricted Stock Units (RSUs) that are tied to Allianz SE stock. Allianz SE determines the number of SARs and RSUs granted to each participant. The Company records expense equal to the change in fair value of the units during the reporting period. Expense of $4,326, $10,980, and $6,660 was recorded in 2007, 2006, and 2005, respectively, and is included in general and administrative expenses on the Consolidated Statements of Operations. The related liability of $6,192 and $14,860 as of December 31, 2007 and 2006, respectively, is recorded in accrued expenses on the Consolidated Balance Sheets. See further discussion in note 2.

     The Company is participating in an Employee Stock Purchase Plan sponsored by AZOA that is designed to provide eligible employees with an opportunity to purchase American Depository Shares of Allianz SE at a discounted price. An aggregate amount of 250,000 American Depository Shares are reserved for this plan. Allianz SE determines the purchase price of the share based on the closing price of an Ordinary Share of Allianz SE on the Frankfurt stock exchange on the date of each purchase. Employees are given the opportunity to purchase these shares annually on a predetermined date set by Allianz SE. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase date. The difference between the market price and the discount price, or the discount, is paid by the Company and amounted to $457, $281, and $297 in 2007, 2006, and 2005, respectively.

                                      50                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     In 2005, the Company started an Employee Severance Pay Plan for the benefit of eligible employees. The plan may provide severance benefits on account of an employee's termination of employment from the Company. To become a participant in the plan, an employee must be involuntarily terminated. In addition, the Company must determine that it wishes to provide the employee with a severance payment and must issue a written Severance Pay Award. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for payments under the plan. The Company expensed $5,712, $5,135 and $408 in 2007, 2006, and 2005, respectively, toward severance payments.

     The Company offers certain benefits to eligible employees, including a comprehensive medical, dental, and vision plan and a flexible spending plan. Associated with these plans, the Company provides certain post-retirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. Employees of the Company hired or rehired after December 31, 1988 or who became employees of the Company as a result of a merger or acquisition after January 1, 1989 are not eligible for retiree medical or life insurance coverage. The Company's plan obligation at December 31, 2007 and 2006 was $6,978 and $6,514, respectively. This liability is included in other liabilities on the Consolidated Balance Sheets. During 2005, for tax advantages, the Company pre-funded its post-retirement liability. The Company plans to continue pre-funding in the future. The Company's plan assets at December 31, 2007 and 2006 were $14,503 and $13,500, respectively.

     In 2006, the Company adopted SFAS No. 158, EMPLOYERS' ACCOUNTING FOR DEFINED BENEFIT PENSION AND OTHER POSTRETIREMENT PLANS. The amounts recognized in accumulated other comprehensive income consist of:

                                     2007           2006           2005
   -------------------------------------------------------------------------

   Net actuarial gain (loss)             $ 78       $ (2,763)           $ -
   Prior service (cost) credit         (1,190)         5,185              -
   -------------------------------------------------------------------------
   -------------------------------------------------------------------------
   Total                             $ (1,112)       $ 2,422            $ -
   -------------------------------------------------------------------------

     Over the next fiscal year, the estimated actuarial loss and estimated prior service cost that will be amortized from accumulated other comprehensive income into net periodic benefit cost are $297 and $(1,188), respectively.

     No plan assets are expected to be returned to the Company during the next 12-month period.

(17) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS
     Statutory accounting practices prescribed or permitted by the Company's state of domicile are directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in calculation in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, DAC, furniture and fixtures, deferred taxes, and accident and health premiums receivable which are more than 90 days past due, reinsurance, certain investments, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory reporting do not include provisions for withdrawals.

     The statutory capital and surplus of the Company reported in the statutory annual statement filed with the Sate of Minnesota as of December 31, 2007 and 2006 was $2,441,338 and $2,447,865, respectively. The statutory net income of the Company for the years ended December 31, 2007, 2006, and 2005 was $78,077, $318,528, and $468,803, respectively.

     The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2007 and 2006 were in compliance with these requirements.

                                      51                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus cash dividends of not more than the greater of 10% of its beginning-of-the-year statutory surplus, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. Ordinary dividends of $244,134 can be paid in 2008 without prior approval of the Commissioner of Commerce.

     REGULATORY RISK-BASED CAPITAL
     An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. This ratio for the Company was 555% and 594% as of December 31, 2007 and 2006, respectively. Regulatory action level against a company may begin when this ratio falls below 200%.

(18) COMMITMENTS AND CONTINGENCIES
     The Company and its subsidiaries are involved in various pending or threatened legal proceedings. This includes putative and certified class action proceedings arising from the conduct of the Company's business relating to sales practices of fixed annuities. In November 2007, the Company settled one of the pending class action lawsuits. The Company also owns a registered retail broker-dealer that is subject to a putative class action proceeding. For each of the above-mentioned lawsuits, the Company cannot predict the potential outcome at this stage of the proceedings. The Company recognizes legal costs for defending itself as incurred.

     The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

     The financial services industry, including mutual fund, variable and fixed annuity, life insurance, and distribution companies, has been the subject of increasing scrutiny by regulators, legislators, and the media over the past few years. Many regulators, including the U.S. SEC, the Financial Industry Regulatory Authority (FINRA) (formerly known as National Association of Securities Dealers), and state Attorneys General, commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and commenced enforcement actions against some mutual fund and life insurance companies on those issues. Like others in the industry, the Company has been contacted by the SEC, which is investigating market timing in certain mutual funds or in variable insurance products. The Company has responded to these requests, and no further information requests have been received with respect to these matters.

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products. Also under investigation are compensation and revenue-sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements. Related investigations and proceedings may be commenced in the future. Like others in the industry, the Company and/or its affiliates have

                                      52                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     been contacted by state and federal regulatory agencies for information relating to certain of these investigations. The Company is cooperating with regulators in responding to these requests.

     Federal and state regulators are also investigating various selling practices in the annuity industry, including suitability reviews, product exchanges, and sales to seniors. In certain instances, these investigations have led to regulatory enforcement proceedings. Included in these proceedings are several lawsuits brought by the Minnesota Attorney General's Office against insurance companies that offer annuities. One of these lawsuits was filed against the Company in January 2007 alleging unsuitable sales of fixed annuities to seniors. That lawsuit was settled in October 2007. While the Company expressly denied the allegations, the Company agreed to adopt certain modifications to the Company's suitability review process and to offer a review process to Minnesota seniors who had purchased deferred fixed annuities since 2001. The Company is also subject to ongoing market conduct examinations by state insurance regulators. In some instances, these examinations may lead to enforcement proceedings. In February 2008, the Company agreed to a settlement with the California Department of Insurance arising out of a market conduct examination report and related enforcement proceeding issued in 2006. While denying the Department's allegations, the Company agreed to adopt additional modifications to the Company's suitability review process, to certain enhancements to the Company's existing processes and to payment of certain penalties, contributions and costs. The impact of these settlements was not material to the Consolidated Financial Statements.

     A model regulation has been approved by the NAIC regarding the suitability of sales to seniors, and now has been expanded to include purchasers of all ages. In addition, the SEC has recently approved a proposed FINRA regulation governing the suitability of sales of variable annuities. It can be expected that annuity sales practices will be an ongoing source of litigation and rulemaking. Similarly, private litigation regarding sales practices is ongoing against a number of insurance companies.

     In addition, federal regulators have commenced a number of inquiries into the FIA industry and have issued various regulatory pronouncements. Among these are inquiries by the SEC and FINRA and a regulatory pronouncement by FINRA. In the SEC inquiry, the staff of the SEC inquired of a number of issuers of unregistered FIAs as to how modern FIA products are structured; how the products are distributed; and whether certain FIAs should be required to register as securities. Like other FIA issuers, the Company was contacted regarding this matter. The Company responded, and there has been no further public action by the SEC. The North American Securities Administrators Association (NASAA) has identified attempting to get FIA's classified as securities as one of its top legislative priorities for 2008. In addition, FINRA has initiated various inquiries regarding transactions that involve exchanges from variable annuities into FIAs. Like other FIA issuers, the Company was contacted regarding this matter, and is responding. In addition, FINRA in 2005 issued a regulatory Notice to Members advising member firms of the unique issues raised by FIAs, and suggesting that broker-dealers consider taking various actions when their registered representatives sell FIAs as an outside business activity. As a result of this Notice to Members, certain firms have instituted enhanced procedures regarding FIA sales by the representatives, and some firms have placed restrictions on these sales.

     These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.

     The Company has acquired minority equity interests in certain field marketing organizations. Certain provisions within stockholders' agreements, member agreements, and first refusal and put agreements require the Company to purchase part or all of the stock or member interests in the entities to which these agreements pertain, if and when principals of the field marketing organizations choose to exercise certain available options. The exercise period for the various put options ranges from five to ten years, the latest of which expires in 2016.

                                      53                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     If all put options were exercised, requiring the Company to purchase all of the stock or member interests in the entities, the total purchase price that would be paid by the Company based on current calculations would be $28,436.

     The Company has limited partnership investments that require the commitment of capital over a period of up to ten years. The Company had capital commitments of $68,818 and $98,568, of which $53,394 and $82,176 has been funded, at December 31, 2007 and 2006, respectively.

     Beginning in 2005, the Company has private placement investments that require commitments of capital within the next year. The Company had capital commitments of $33,000 and $22,500 at December 31, 2007 and 2006, respectively, related to private placements. Funding of the private placements occurred in January 2008.

     The Company has commercial mortgage loan investments that require commitments of capital within the next year. The Company had capital commitments of $182,360 and $260,837 at December 31, 2007 and 2006, respectively. These commercial mortgage loan commitments are expected to be fully funded by August 31, 2008.

     The Company leases office space and certain furniture and equipment pursuant to operating leases. Expense for all operating leases was $5,454, $9,739, and $8,603 in 2007, 2006, and 2005, respectively. A partial buyout of an operating lease during 2006 and the subsequent refinancing as a capital lease, reduced future minimum lease payments required under these leases. The future minimum lease payments required under operating leases are as follows:


2008                                                 $ 4,556
2009                                                   2,889
2010                                                   1,782
2011                                                   1,163
2012 and beyond                                        3,072
-------------------------------------------------------------
Total                                               $ 13,462
-------------------------------------------------------------


     During 2006, the Company entered into capital leases to finance furniture and equipment for the addition to the Company's headquarters. Expense for all capital leases was $3,120 and $64 for the years ended December 31, 2007 and 2006, respectively. The future minimum lease payments and present value of the net minimum lease payments are as follows:


2008                                                            $ 2,898
2009                                                              2,731
2010                                                                886
2011                                                                886
2012 and beyond                                                   1,717
------------------------------------------------------------------------
Total minimum lease payments                                      9,118

Less: Executory costs (estimated)                                   572
------------------------------------------------------------------------
Net minimum lease payments                                        8,546
Less: Imputed interest                                              598
------------------------------------------------------------------------
------------------------------------------------------------------------
Present value of net minimum lease payments                     $ 7,948
------------------------------------------------------------------------



                                      54                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     The Company owns numerous commercial and real estate investment properties leased to various tenants. The typical lease period is five to ten years, with some leases containing renewal options. Under net leases, in addition to their base rent, the tenants are directly responsible for the payment of property taxes, insurance, and maintenance costs relating to the leased property. Under gross leases, the tenants pay a rent amount grossed up to include the cost of taxes, insurance, and maintenance. Future minimum lease receipts under noncancelable leasing arrangements as of December 31, 2007 are as follows:


2008                                                $ 17,868
2009                                                  15,911
2010                                                  12,794
2011                                                  11,197
2012 and beyond                                       28,442
-------------------------------------------------------------
Total                                               $ 86,212
-------------------------------------------------------------


(19) CAPITAL STRUCTURE

The Company is authorized to issue three types of capital stock, as outlined in the table below:

                               Authorized,    Par value,                                   Voluntary or involuntary
                                 Issued,      per share                                       liquidation rights
                               Outstanding                         Redemption rights
                             -----------------------------------------------------------------------------------------
Common Stock                       40,000,000       $ 1.00            None                        None
                                   20,000,001
                                   20,000,001
----------------------------------------------------------------------------------------------------------------------
Preferred Stock:
Class A                           200,000,000
                                   18,903,484         1.00         Designated by Board for    Designated by Board for
                                   18,903,484                      each series issued         each series issued

----------------------------------------------------------------------------------------------------------------------
Class A, Series A                   8,909,195                      $35.02 per share plus an   $35.02 per share plus an
                                    8,909,195                       amount to yeld a             amount to yeld a
                                       8,909          1.00        compounded annual return    compounded annual return
                                                                     of 6%, after actual        of 6%, after actual
                                                                        dividends paid            dividends paid
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Class A, Series B                  10,000,000         1.00        $35.02 per share plus an   $35.02 per share plus an
                                    9,994,289                      amount to yeld a             amount to yeld a
                                         9,99                    compounded annual return    compounded annual return
                                                                    of 6%, after actual        of 6%, after actual
                                                                       dividends paid            dividends paid
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Class B                           400,000,000         1.00          Designated by Board for    Designated by Board for
                                            0                       each series issued         each series issued
                                            0
----------------------------------------------------------------------------------------------------------------------


     Holders of Class A preferred stock and of common stock are entitled to one vote per share with respect to all matters presented to or subject to the vote of shareholders. Holders of Class B preferred stock have no voting rights. All issued and outstanding shares are owned by AZOA. See note 1 for further discussion.

                                      55                             (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2007, 2006, and 2005
                  (In thousands, except share data and security
                              holdings quantities)

     Each share of Class A preferred stock is convertible into one share of the Company's common stock. The Company may redeem any or all of the Class A preferred stock at any time. Dividends will be paid to each class of stock only when declared by the Board of Directors. In the event a dividend is declared, dividends must be paid to holders of Class A preferred stock, Class B preferred stock, and common stock, each in that order.

     As discussed in notes 2 and 15 to these consolidated financial statements, the Company carried out various capital transactions with related parties during 2007, 2006, and 2005.


(20) FOREIGN CURRENCY TRANSLATION
     An analysis of foreign currency translation (as described in note 2) for the respective years ended December 31 follows:


                                                                            2007             2006              2005
----------------------------------------------------------------------------------------------------------------------

Beginning amount of cumulative translation adjustments                     $ 7,889          $ 7,759           $ 6,668
----------------------------------------------------------------------------------------------------------------------
Aggregate adjustment for the period resulting from
      translation adjustments                                               10,032              198             1,678
Amount of income tax expense for the period
      related to aggregate adjustment                                       (3,512)             (68)             (587)
----------------------------------------------------------------------------------------------------------------------
Net aggregate translation included in equity                                 6,520              130             1,091
----------------------------------------------------------------------------------------------------------------------

Ending amount of cumulative translation adjustments                       $ 14,409          $ 7,889           $ 7,759
----------------------------------------------------------------------------------------------------------------------

Canadian foreign exchange rate at end of year                              1.01322          0.85933           0.85605
----------------------------------------------------------------------------------------------------------------------

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2007

                     Type of Investment                            Cost (1)           Fair Value            Amount at which
                                                                                                             shown in the
                                                                                                       Consolidated Balance Sheet
-------------------------------------------------------------   ----------------    ----------------    -------------------------
-------------------------------------------------------------   ----------------    ----------------    -------------------------

Fixed-maturity securities:
     Available-for-sale fixed-maturity securities:
         U.S. government                                            $ 1,929,269          $2,097,769           $2,097,769
         Agencies not backed by the full faith
              and credit of the U.S. government                          33,726              36,130               36,130
         States and political subdivisions                              289,978             307,689              307,689
         Foreign government                                             215,739             229,495              229,495
         Public utilities                                             1,451,535           1,490,340            1,490,340
         Corporate securities                                        19,015,811          19,563,675           19,563,675
         Mortgage-backed securities                                  10,276,194          10,618,797           10,618,797
         Collateralized mortgage obligations                             45,180              47,427               47,427
-------------------------------------------------------------   ----------------    ----------------    -----------------
-------------------------------------------------------------   ----------------    ----------------    -----------------
            Total available-for-sale fixed-maturity securities       33,257,432          34,391,322           34,391,322
-------------------------------------------------------------   ----------------    ----------------    -----------------
-------------------------------------------------------------   ----------------    ----------------    -----------------
     Trading fixed-maturity securities:
         U.S. government                                              1,171,353           1,208,702            1,208,702
         Agencies not backed by the full faith
              and credit of the U.S. government                          20,643              21,169               21,169
         States and political subdivisions                               57,957              57,363               57,363
         Foreign government                                              40,953              41,508               41,508
         Public utilities                                               303,902             299,256              299,256
         Corporate securities                                         3,526,505           3,460,176            3,460,176
         Mortgage-backed securities                                     899,532             897,377              897,377
         Collateralized mortgage obligations                             41,078              41,542               41,542
-------------------------------------------------------------   ----------------    ----------------    -----------------
-------------------------------------------------------------   ----------------    ----------------    -----------------
            Total trading fixed-maturity securities                   6,061,923           6,027,093            6,027,093
-------------------------------------------------------------   ----------------    ----------------    -----------------
-------------------------------------------------------------   ----------------    ----------------    -----------------
                Total fixed-maturity securities                      39,319,355         $40,418,415           40,418,415
-------------------------------------------------------------   ----------------    ================    -----------------
-------------------------------------------------------------   ----------------    ================    -----------------
Equity securities:
     Available-for-sale equity securities:
         Common stocks:
            Industrial and miscellaneous                                 17,361            $ 16,268               16,268
         Preferred stocks                                                   240                 451                  451
-------------------------------------------------------------   ----------------    ----------------    -----------------
-------------------------------------------------------------   ----------------    ----------------    -----------------
            Total available-for-sale equity securities                   17,601              16,719               16,719
-------------------------------------------------------------   ----------------    ----------------    -----------------
-------------------------------------------------------------   ----------------    ----------------    -----------------
     Trading equity securities:
         Common stocks:
            Industrial and miscellaneous                                 25,079              29,325               29,325
-------------------------------------------------------------   ----------------    ----------------    -----------------
-------------------------------------------------------------   ----------------    ----------------    -----------------
                Total equity securities                                  42,680            $ 46,044               46,044
-------------------------------------------------------------   ----------------    ================    -----------------
-------------------------------------------------------------   ----------------    ================    -----------------
Other investments:
     Mortgage loans on real estate                                    4,402,214                                4,402,214
     Short-term securities                                              737,039                                  737,039
     Options                                                            379,855                                  379,855
     Real estate                                                        327,967                                  327,967
     Loans to affiliates                                                725,826                                  725,826
     Policy loans                                                       169,058                                  169,058
     Partnerships                                                        20,501                                   20,501
     Investment in equity-method investees                                  562                                      562
-------------------------------------------------------------   ----------------                        -----------------
-------------------------------------------------------------   ----------------                        -----------------
            Total other investments                                   6,763,022                                6,763,022
                                                                ----------------                        -----------------
                                                                ----------------                        -----------------
                Total investments                            $       46,125,057                              $47,227,481
                                                                ================                        =================
                                                                ================                        =================


(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.



    See accompanying report of independent registered public accounting firm.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION

                                      As of December 31,                                     For the year ended December 31,
           --------------------------------------------------------------------  ---------------------------------------------------
           --------------------------------------------------------------------  ---------------------------------------------------
                                       Future                       Net premium                      Net change  Net change
                                  benefit reserves          Policy   revenue                            in           in
            Deferred    Deferred  and policy and             and     and other     Net                deferred     policy      Other
           acquisition    sales  contract account Unearned contract   contract   investment   Net      sales   acquisition operating
             costs    inducements     balances    premiums  claims  considerations income   benefits inducements*  costs**  expenses
------------------------------------------------------------------------------------------------------------------------------------
2007:
Life     $  188,301    $ (264  $ 2,055,549     $ 186  $ 19,952  $ 70,955    $ 43,857     $ 61,244    $ 8,046    $ (23,490)  $ 83,638
Annuities 5,283,977   768,180   50,737,462   149,998         -   255,719   2,097,837    1,082,802    (91,216)    (609,862) 1,532,096
Accident
and health  103,214         -    1,061,074    67,223   298,153   128,585      19,866       82,937          -      (17,383     70,702
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------

          5,575,492 $ 767,916 $ 53,854,085 $ 217,407 $ 318,105 $ 455,259 $ 2,161,560  $ 1,226,983  $ (83,170)  $ (650,735 $1,686,436
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------

2006:
Life     $  170,869   $ 8,393  $ 1,934,148     $ 190  $ 15,215  $ 61,008    $ 38,414     $ 46,474   $ (5,930)   $ (24,179)  $ 72,942
Annuities 5,008,526   712,929   45,909,869   201,549         -   281,255   1,634,027      905,150   (133,209)    (998,281) 1,467,394
Accident
and health   85,831         -      879,263    60,765   389,587   293,674      17,247      246,033          -      (27,186)   120,617
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------

          5,265,226 $ 721,322 $ 48,723,280 $ 262,504 $ 404,802 $ 635,937 $ 1,689,688  $ 1,197,657 $ (139,139) $(1,049,646)$1,660,953
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------

2005:
Life     $  148,320   $ 2,536  $ 1,867,883     $ 236  $ 24,978  $ 54,415    $ 27,533     $ 46,821   $ (2,736)   $ (22,032)  $ 34,614
Annuities 4,119,805   588,001   39,243,997   222,636         -   308,022   1,385,131    1,057,950   (190,365)    (961,894) 1,652,776
Accident
and health   58,646         -      713,352    53,250   370,880   285,412      13,284      222,245          -      (20,953)    97,451
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------
          --------- --------- ------------ --------- --------- --------- -----------  ----------- ----------- ------------ ---------

         $4,326,771 $ 590,537 $ 41,825,232  $ 276,122 $ 395,858 $ 647,849 $ 1,425,948 $ 1,327,016 $ (193,101) $(1,004,879)$1,784,841
         ----------- --------- ------------- --------- --------- --------- ----------- ----------- ----------- ------------ --------
         ----------- --------- ------------- --------- --------- --------- ----------- ----------- ----------- ------------ --------

*     See note 10 for aggregate gross amortization of deferred sales inducements.
**    See note 9 for aggregate gross amortization of deferred acquisition costs.



    See accompanying report of independent registered public accounting firm.

                                                                                                                Percentage
                                                           Ceded             Assumed                            of amount
                                        Direct            to other         from other            Net             assumed
           Year ended                   amount           companies          companies          amount             to net
---------------------------------   ----------------   ---------------   ----------------  ----------------   ---------------

December 31, 2007:
     Life insurance in force           $ 21,558,390      $ 21,380,158        $ 9,487,390       $ 9,665,622             98.2%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

     Premiums:
        Life                              $ 121,600          $ 75,160           $ 24,515          $ 70,955             34.6%
        Annuities                           253,812            (2,680)              (774)          255,718             -0.3%
        Accident and health                 259,045           182,914             52,455           128,586             40.8%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

           Total premiums                 $ 634,457         $ 255,394           $ 76,196         $ 455,259             16.7%
---------------------------------   ----------------   ---------------   ----------------  ----------------   ---------------

December 31, 2006:

     Life insurance in force           $ 19,670,790      $ 21,512,211       $ 10,097,563       $ 8,256,142            122.3%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

     Premiums:
        Life                              $ 110,030          $ 71,272           $ 22,250          $ 61,008             36.5%
        Annuities                           280,396            (2,017)            (1,158)          281,255             -0.4%
        Accident and health                 404,556           251,341            140,459           293,674             47.8%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

           Total premiums                 $ 794,982         $ 320,596          $ 161,551         $ 635,937             25.4%
---------------------------------   ----------------   ---------------   ----------------  ----------------   ---------------

December 31, 2005:

     Life insurance in force           $ 18,735,647      $ 21,663,520       $ 10,980,508       $ 8,052,635            136.4%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

     Premiums:
        Life                              $ 109,632          $ 74,698           $ 19,481          $ 54,415             35.8%
        Annuities                           309,755               472             (1,262)          308,021             -0.4%
        Accident and health                 369,401           198,097            114,109           285,413             40.0%
                                    ----------------   ---------------   ----------------  ----------------   ---------------

           Total premiums                 $ 788,788         $ 273,267          $ 132,328         $ 647,849             20.4%
---------------------------------   ----------------   ---------------   ----------------  ----------------   ---------------

                                       10



                           PART C - OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.  Financial Statements

The following financial statements of the Company are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Consolidated Balance Sheets as of December 31, 2007 and 2006.
    3.     Consolidated Statements of Operations for the years ended December 31, 2007, 2006 and 2005.
    4.     Consolidated Statements of Comprehensive Income for the years ended December 31, 2007, 2006 and 2005.
    5.     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005.
    6.     Consolidated Statements of Cash Flows for the years ended December 31,2007, 2006 and 2005.
    7.     Notes to Consolidated Financial Statements - December 31, 2007, 2006 and 2005.
    8.     Supplemental Schedules:
           -   Schedule I - Summary of Investments - Other Than Investments in Related Parties.
           -   Schedule III - Supplemental Insurance Information.
           -   Schedule IV - Reinsurance

The following financial statements of the Variable Account are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Statements of Assets and Liabilities as of December 31, 2007.
    3.     Statements of Operations for the year or period ended December 31, 2007.
    4.     Statements of Changes in Net Assets for the years or periods ended December 31, 2007 and 2006.
    5.     Notes to Financial Statements - December 31, 2007.


b.  Exhibits

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985(1) incorporated by reference as exhibit EX-99.B1.
     2.   Not Applicable
     3.a. Principal Underwriter Agreement by and between North American Life and
          Casualty Company on behalf of NALAC Financial Plans, Inc. dated
          September 14, 1988.(2) incorporated by reference as exhibit
          EX-99.B3.a.
          (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial
          Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)
     b.   Copy of Broker-Dealer Agreement between North American Life and
          Casualty Company and NALAC Financial Plans, Inc. dated November 19,
          1987; Amendment #1 dated April 12, 2000; Amendment #2 dated September
          30, 2002; Amendment #3 dated October 1, 2003.(13) incorporated by reference as exhibit EX-99.B3.b.
          (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial
          Plans, Inc, is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)
     c.   Form of General Agency Agreement with Allianz Life Financial Services,
          LLC. (11) incorporated by reference as exhibit EX-99.B3.b.
     4.a. Individual Variable Annuity Original Contract and Schedule Page -
          L30800(4) incorporated by reference as exhibit EX-99.B4.a.
     b. Individual Variable Annuity-May 2003 Contract - L30800(5/03)(7) incorporated by reference as exhibit EX-99.B4.b.
     c. Contract Schedule Page-May 2003 - S40010(5-03)(7) incorporated by reference as exhibit EX-99.B4.c.
     d. Contract Schedule Page-PRIME Plus - S40010(1-06)(10) incorporated by reference as exhibit EX-99.B4.d.
     e. Contract Schedule Addendum-add, reset-PRIME Plus - S40729-A-R(10) incorporated by reference as exhibit EX-99.B4.e.
     f. Contract Schedule Addendum-drop-PRIME Plus - S40729-D(10) incorporated by reference as exhibit EX-99.B4.f.
     g. Asset Allocation Rider-PRIME Plus - S40721-ALT(10) incorporated by reference as exhibit EX-99.B4.g.
     h. PRIME Plus Benefit Rider-PRIME Plus - S40722(10) incorporated by reference as exhibit EX-99.B4.h.
     i. Annuity Option 6 Amendment Endorsement - S40397(7) incorporated by reference as exhibit EX-99.B4.d.
     j. Waiver of CDSC Endorsement - S30074(3) incorporated by reference as exhibit EX-99.B4.a.
     k. Traditional GMDB Endorsement - S40020(4) incorporated by reference as exhibit EX-99.B4.b.
     l. Traditional GMDB Rider II-PRIME Plus - S40727(10) incorporated by reference as exhibit EX-99.B4.l.
     m. Enhanced Death Benefit Endorsement - S40052(4) incorporated by reference as exhibit EX-99.B4.c.
     n. Enhanced GMDB Endorsement-May 2003 Contracts - S40390(7) incorporated by reference as exhibit EX-99.B4.h.
     o. Enhanced GMDB Rider II-PRIME Plus - S40726(10) incorporated by reference as exhibit EX-99.B4.o.
     p. Traditional GMIB Endorsement - S40021(4) incorporated by reference as exhibit EX-99.B4.d.
     q. Enhanced GMIB Endorsement - S40094(4) incorporated by reference as exhibit EX-99.B4.e.
     r. Enhanced GMIB Endorsement (3% & MAV)-May 2003 Contracts - S40391(7) incorporated by reference as exhibit EX-99.B4.k.
     s. Charitable Remainder Trust Endorsement(3) incorporated by reference as exhibit EX-99.B4.t.
     t.   IRA Endorsement - S40014(4) incorporated by reference as exhibit
          EX-99.B4.g.
     u.   Unisex Endorsement - S20146(4) incorporated by reference as exhibit
          EX-99.B4.h.
     v. Pension Plan and Profit Sharing Plan Endorsement - S20205(4) incorporated by reference as exhibit EX-99.B4.i.
     w. Group Pension Plan Death Benefit Endorsement - S30072(4-99)(3) incorporated by reference as exhibit EX-99.B4.g.
     x. 403(b) Annuity Endorsement - S30072(4-99)(4) incorporated by reference as exhibit EX-99.B4.k.
     y.   Earnings Protection GMDB Endorsement-Original Contracts -
          S20219(03-01)(7) incorporated by reference as exhibit EX-99.B4.r.
     z. Earnings Protection GMDB Endorsement-May 2003 Contracts - S40379(7) incorporated by reference as exhibit EX-99.B4.s.
     aa. Earnings Protection GMDB Rider II-PRIME Plus - S40725(10) incorporated by reference as exhibit EX-99.B4.aa.
     ab. Traditional GPWB Endorsement - S40392(7) incorporated by reference as exhibit EX-99.B4.t.
     ac. Enhanced GPWB Endorsement - S40393(7) incorporated by reference as exhibit EX-99.B4.u.
     ad. Inherited IRA/Roth IRA Endorsement(10) incorporated by reference as exhibit EX-99.B4.ad.
     5.a. Application for Ind. Var. Annuity-Original Contracts(3) incorporated by reference as exhibit EX-99.B5.
     b.   Application for Ind. Var. Annuity-May 2003 Contracts -
          F40269(05-03)(7) incorporated by reference as exhibit EX-99.B5.b.
     c.   Application for Ind. Var. Annuity-PRIME Plus Contracts -
          F40269(1-06)(10) incorporated by reference as exhibit EX-99.B5.c.
     6.(i)Copy of Certificate of the Amendment of Charter of the Company dated
          October 5, 1988 and the Declaration of Intention and Charter dated
          August 26, 1996(11) incorporated by reference as exhibit EX-99.B6.(i).
     (ii) Copy of the Restated Bylaws of the Company (as amended October 2,
          1996)(11) incorporated by reference as exhibit EX-99.B6.(ii).
    7.     Not Applicable

    8.a.  22c-2 Agreements*

     b.   Form of Participation Agreement between BlackRock Series Fund, Inc.,
          BlackRock Distributors, Inc., Allianz Life Insurance Co. of North
          America, and Allianz Life Financial Services, LLC*
     c.   Form of Adminstrative Service Agreement between BlackRock Advisors,
          LLC and Allianz Life*

     d.   Copy of Participation Agreement between Davis Variable Account Fund,
          Inc., Davis Distributors, LLC and Allianz Life Insurance Company of
          North America, dated 11/1/1999(4) incorporated by reference as exhibit
          EX-99.B8.e.
     e.   Copy of Amendment to Participation Agreement between Davis Variable
          Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance
          Company of North America dated 5/1/07.*

     f.   Copy of Administrative Services Agreement between The Dreyfus
          Corporation and Allianz Life Insurance Company of North America, dated
          5/1/2002(13) incorporated by reference as exhibit EX-99.B8.f.
     g.   Copy of Amendments to Administrative Services Agreement between The
          Dreyfus Corporation and Allianz Life Insurance Company of North
          America, dated 8/7/02, 10/16/06(13) incorporated by reference as exhibit EX-99.B8.g.
     h.   Copy of Disribution/12 b-1 Letter Agreement between Dreyfus Service
          Corporation and USAllianz Investor Services, LLC (predecessor to
          Allianz Life Financial Services, LLC.), dated 5/1/2002(13) incorporated by reference as exhibit EX-99.B8.h.
     i.   Copy of Fund Participation Agreement between Allianz Life Insurance
          Company of North America, Dreyfus Investment Portfolios and The
          Dreyfus Life and Annuity Index Fund, dated 5/1/2002(6) incorporated by reference as exhibit EX-99.B8.h.
     j.   Copy of Amendment to Fund Participation Agreement between Allianz Life
          Insurance Company of North America, Dreyfus Investment Portfolios and the Dreyfus Stock Index Fund, Inc., dated 5/1/2007.*

     k.   Copy of Administrative Services Agreement between Franklin Templeton
          Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003(9) incorporated by reference as exhibit EX-99.B8.ac.
     l.   Copy of Amendment to Administrative Services Agreement between
          Franklin Templeton Services LLC and Allianz Life Insurance Company of
          North America, dated 7/31/2007.*.
     m.   Copy of Participation Agreement between Franklin Templeton Variable
          Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
          Allianz Life Insurance Company of North America and USAllianz Investor
          Services, LLC (the predecessor to Allianz Life Financial Services,
          LLC.), and dated 10/1/2003(9) incorporated by reference as exhibit
          EX-99.B8.h.
     n.   Copy of Amendments to Participation Agreement between Franklin
          Templeton Variable Insurance Products Trust, Franklin/Templeton
          Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life
          Financial Services, LLC.), dated 5/1/07 and 12/11/2007.*
     o.   Copy of Participation Agreement between Premier VIT, Allianz Life
          Insurance Company of North America and Allianz Global Investors
          Distributors LLC, dated 5/1/2006(12) incorporated by reference as exhibit EX-99.B8.ai.

     p. Copy of Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated
          5/1/2006(12) incorporated by reference as exhibit EX-99.B8.aj.
     q.   Copy of Administrative Support Service Agreement between
          OppenheimerFunds, Inc. and Allianz Life Insurance Company of North
          America, dated 12/1/1999(8) incorporated by reference as exhibit
          EX-99.B8.u.
     r.   Copy of Amendment to Administrative Support Service Agreement between
          OppenheimerFunds, Inc. and Allianz Life Insurance Company of North
          America, dated 2/1/00(13) incorporated by reference as exhibit
          EX-99.B8.r.
     s.   Copy of Participation Agreement between Oppenheimer Variable Account
          Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of
          North America, dated 12/1/1999(4) incorporated by reference as exhibit
          EX-99.B8.h.
     t.   Copy of Amendments to Participation Agreement between Oppenheimer
          Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life
          Insurance Company of North America, dated 2/1/00, 5/1/02, 4/30/04,
          4/29/05, 5/1/06(13) incorporated by reference as exhibit EX-99.B8.t.

     u.   Copy of Amended and Restated Services Agreement between Pacific
          Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007(13) incorporated by reference as exhibit EX-99.B8.u.
     v. Copy of Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds
          Distributors LLC, dated 12/1/1999(4) incorporated by reference as exhibit EX-99.B8.i.
     w.   Copy of Amendments to Participation Agreement between Allianz Life
          Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02,
          5/1/03, 4/30/04, 4/29/05(13) incorporated by reference as exhibit
          EX-99.B8.w.
     x.   Copy of Distribution Services Agreement between Allianz Life Insurance
          Company of North America and Allianz Global Investors Distributors,
          LLC, dated 01/01/2007(13) incorporated by reference as exhibit
          EX-99.B8.x.

     y.   Copy of Services Agreement between Prudential Investment Management
          Services LLC and Allianz Life Insurance Company of North America, dated 12/15/2000(8) incorporated by reference as exhibit EX-99.B8.w.
     z.   Copy of Amendment to Services Agreement between Prudential Investment
          Management Services LLC and Allianz Life Insurance Company of North
          America, dated 9/9/2002(13) incorporated by reference as exhibit
          EX-99.B8.z.
     aa.  Copy of Fund Participation Agreement between Allianz Life Insurance
          Company of North America, The Prudential Series Fund, Inc., Prudential
          Investments Fund Management LLC, and Prudential Investment Management
          Services, LLC, dated 12/15/2000(5) incorporated by reference as exhibit EX-99.B8.k.

     ab. Copy of Service Agreement between J.&W. Seligman & Co. Incorporated and Allianz Life Insurance Company of North America, dated
          12/16/1999(8) incorporated by reference as exhibit EX-99.B8.x.
     ac.  Copy of Fund Participation Agreement between Seligman Portfolios, Inc.
          and Allianz Life Insurance Company of North America, dated
          12/1/1999(4) incorporated by reference as exhibit EX-99.B8.j.
     ad.  Copy of Amendments to Participation Agreement between Seligman
          Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 5/1/03, 4/30/04, 5/1/06(13) incorporated by reference as exhibit EX-99.B8.ad.

     9.   Opinion and Consent of Counsel*
     10.  Consent of Independent Registered Public Accounting Firm*
     11.  Not Applicable
     12.  Not Applicable
     13.  Power of Attorney*

* Filed herewith

(1) Incorporated by reference from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 25, 1996.
(2) Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3) Incorporated by reference from Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on July 6, 1999.
(4) Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 30, 1999.
(5) Incorporated by reference from Post-Effective Amendment No. 2 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.
(6) Incorporated by reference from Post-Effective Amendment No. 3 to Allianz Life's Variable Account A's Form N-6 (File Nos. 333-60206 and 811-04965) electronically filed on January 6, 2003.
(7) Incorporated by reference from Post-Effective Amendment No. 8 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2003.
(8) Incorporated by reference from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2004.
(9)Incorporated by reference from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on March 30, 2005.
(10)Incorporated by reference from Post-Effective Amendment No. 16 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 27, 2006.
(11)Incorporated by reference from the Initial Registration Statement to Registrant's Form N-4 (file Nos. 333-134267 and 811-05618 electronically filed on May 19, 2006.
(12)Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on September 25, 2006.
(13)Incorporated by reference from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.

ITEM 25. OFFICERS AND DIRECTORS OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA. Unless noted otherwise, all officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

The following are the Officers and Directors of the Company:
     -------------------------------------------------- ------------------------------------------------------
            NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
     -------------------------------------------------- ------------------------------------------------------
     Charles M. Kavitsky                                Director
     -------------------------------------------------- ------------------------------------------------------
     Jill E. Paterson                                   Director, Executive Vice President and
                                                        Chief Financial Officer
     -------------------------------------------------- ------------------------------------------------------
     Gary C. Bhojwani                                   Director, President and Chief Executive Officer
     -------------------------------------------------- ------------------------------------------------------
     Neil H. McKay                                      Senior Vice President and Chief Actuary
     -------------------------------------------------- ------------------------------------------------------
     Volker Stueven                                     Senior Vice President, Chief Investment Officer
     -------------------------------------------------- ------------------------------------------------------
     Thomas P. Burns                                    Senior Vice President, Chief Distribution Officer
     -------------------------------------------------- ------------------------------------------------------
     Juli M. Wall                                       Senior Vice President, Corporate Marketing & Communications
     -------------------------------------------------- ------------------------------------------------------
     Linda E. Wright                                    Senior Vice President, Treasurer
     -------------------------------------------------- ------------------------------------------------------
     Cynthia L. Pevehouse                               Senior Vice President, Secretary
     -------------------------------------------------- ------------------------------------------------------
     Jan R. Carendi                                     Director and Chairman of the Board
     Allianz AG
     Koenigin Strasse 28
     D-80802
     Munich, Germany
     -------------------------------------------------- ------------------------------------------------------
     Dr. Helmut Perlet                                  Director Allianz AG (Holding)
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------
     Peter Huehne                                       Director
     Fireman's Fund Insurance Co.
     777 San Marin Drive
     Novato, CA 94998
     -------------------------------------------------- ------------------------------------------------------
     Clement Booth                                      Director
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------
     Brigitte Bovermann                                 Director
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
                         ALLIANZ SE AFFILIATED COMPANIES
                                as of 12-31-2007

The numbers in the list below indicate levels of ownership. Each company is either wholly-owned or majority-owned by the company that numerically proceeds it on the list. For example, a level (2) company either wholly-owns or majority-owns all the level (3) companies listed below it. Therefore, Allianz of America, Inc. either wholly-owns or majority-owns Allianz Investment Company, LLC; Allianz Private Equity Partners, Inc; Allianz Technical Service, Inc.; Allianz Life Insurance Company of North America, etc. The state or other sovereign power under which each company is organized is listed in parenthesis at the end of the company name unless the state or sovereign power is not part of the name. If a company is organized in the United States, only the abbreviated state code is included in the parenthesis.

(1) Allianz SE (European Company)
    Allianz Finanzbeteiligungs GmbH
        Allianz-Agros 6 Vermogensverwaltungsgesellschaft mbH
    Allianz Global Investors Aktiengesellschaft
        Allianz Global Investors of America Holdings Inc.
    (2) Allianz of America, Inc. (DE)
    (2) Allianz Finance Corporation Delaware
    (2) Allianz Foundation of North America
        (3)Allianz Investment Company, LLC (DE)
        (3)Allianz Private Equity Partners, Inc (DE)
        (3)Allianz Technical Service, Inc (DE)
        (3)Allianz Life Insurance Company of North America (MN)
           (4) Allianz Advisers, LLC (MN)**
           (4) Allianz Life Financial Services LLC (MN)*
           (4) AZL PF Investments, Inc. (MN)**
           (4) Associated Group Benefits, Ltd. (Canadian Federal Corp)**
           (4) North American London Underwriters, Ltd. (Bermuda)**
           (4) Allianz Life and Annuity Company (MN)**
           (4) Allianz Individual Insurance Group, LLC (MN)**
               (5)CFC Insurance Marketing, LLC (CA) **
               (5)Personalized Brokerage Services, LLC (KS)**
               (5)Sunderland Insurance Services, Inc. (ND)**
               (5)Roster Financial, LLC (NJ)**
               (5)The Annuity Store Fin. & Ins. Services, LLC (CA)**
               (5)AdvisorsIG, LLC (FL)**
               (5)Pinnacle USA, LLC (NJ)**
               (5)Ann Arbor Annuity Exchange, LLC (MI)**
               (5)Professional Planners Marketing Group, LLC (FL)**
               (5)American Financial Marketing, LLC (MN)**
               (5)Game Plan Financial Marketing, LLC (GA)**
           (4) Yorktown Financial Companies, Inc. (IN)**
               (5)Questar Capital Corporation (MN)**
               (5)Questar Asset Management (MI)**
               (5)Questar Agency, Inc. (MN)**
               (5)Questar Agency of Colorado, Inc. (CO)**
               (5)Questar Agency of Alabama, Inc. (AL)**
               (5)Questar Agency of Texas, Inc. (TX)**
               (5)Questar Agency of Ohio, Inc. (OH)**
               (5)Questar Agency of Wyoming, Inc. (WY)**
               (5)Questar Agency of Massachusetts, Inc.(MA)**
               (5)Questar Agency of New Mexico, Inc, (NM)**
           (4) Allianz Life Insurance Company of New York (NY)*
           (4) Delaware Valley Financial Services, LLC (PA)**
           (4) 5557 Green Farms Road, LLC (DE)**
           (4) Turnpike Crossing I, LLC (DE)**
           (4) Turnpike Crossing II, LLC (DE)**
           (4) Turnpike Crossing III, LLC (DE)**
        (3)Allianz Income Management Services, Inc. (MN)
        (3)Allianz of America Corporation (NY)
        (3)Allianz Global Risks US Insurance Company (CA)
           (4) Allianz Underwriters Insurance Company (CA)
           (4) 1738778 Ontario, Inc. (A Canadian Corporation)
           (4) AIM Underwriting Ltd (A Canadian Corporation)
           (4) Fireman's Fund Insurance Company (CA)
               (5)Fireman's Fund Foundation
               (5)Allianz Cash Pool, LLC (DE)
               (5)Par Holdings LTD (Bermuda) (5)Life Sales LLC (CA)
               (5)International Film Guarantors, LLC (CA)
               (5)International Film Guarantors Reinsurance LTD (Bermuda)
               (5)International Film Guarantors LTD (UK)
               (5)Wm. H. McGee & Co. Inc. (NY)
               (5)Wm. H. McGee & Company of Puerto Rico, Inc. (Puerto Rico)
               (5)Wm. H. McGee & Company LTD (Bermuda)
               (5)Fireman's Fund Insurance Company Bermuda (SAC)Limited(Bermuda)
               (5)Interstate Fire & Casualty Company (IL)
               (5)Interstate Indemnity Company (IL)
               (5)Chicago Insurance Company(IL)
               (5)Fireman's Fund Plus, LLC (DE)
               (5)Fireman's Fund Financial Services, LLC (DE)
               (5)The American Insurance Company (OH)
                  (6) Fireman's Fund Insurance Company of Georgia (GA)
                  (6) Fireman's Fund Insurance Company of Hawaii, Inc. (HI)
                  (6) Fireman's Fund Insurance Company of Louisiana (LA)
                  (6) Fireman's Fund Insurance Company of Ohio (OH)
               (5)American Yonkers Realty Development, Inc. (NY)
               (5)Fireman's Fund Indemnity Corporation (NJ)
               (5)American Automobile Insurance Co. (MO)
                  (6) Associated Indemnity Corporation (CA)
               (5)Vintage Insurance Company (CA)
               (5)San Francisco Reinsurance Company (CA)
               (5)National Surety Corporation (IL)
               (5)Standard General Agency, Inc. (TX)
                  (6) Fireman's Fund County Mutual Insurance Co. (TX)
                  (6) American Standard Lloyds Insurance Co. (TX)
           (4) Allianz Risk Consultants, LLC (CA)
           (4) Allianz Aviation Managers, LLC (NY)
        (3)Allianz Mexico, S.A. Compania De Seguros (Mexico)
        (3)Allianz Global Investors of America LLC (DE)
           (4) Allianz Global Investors U. S. Holding LLC
           (4) Allianz Global Investors U. S. Partners G. P.
               (5)Allianz-PacLife Partners LLC
                  (6) Pacific Mutual Holding Company
                  (6) Pacific Life Insurance Company
                  (6) Pacific Asset  Management LLC
                  (6) Pacific Financial Products, Inc.
               (5)Allianz Global Investors of America L.P.
                  (6) Allianz Global Investors U.S. Equities LLC
                      (7)  Vision Holdings LLC
                            (8) Alpha Vision LLC
                               (9) Alpha Vision Capital Advisors LLC
                               (9) Alpha Vision Capital Management LLC
                      (7)  NFJ Management Inc. (8) NFJ Investment Group L.P.
                      (7)  Nicholas-Applegate Holdings LLC
                            (8) Nicholas-Applegate Capital Management LLC
                               (9) Nicholas-Applegate Capital Management Limited
                            (8) Nicholas-Applegate Securities LLC
                      (7)  Allianz Global Investors NY Holdings LLC
                            (8) Oppenheimer Capital LLC
                            (8) OpCap Advisors LLC
                      (7)  Allianz Hedge Fund Partners Holding L.P.
                            (8) Allianz Hedge Fund Partners
                            (8) AHFP Capital
                               (9) Allianz Hedge Fund Partners (Caymen) LLC
                  (6) Allianz Global Investors U.S. Retail LLC
                      (7) Allianz Global Investors Managed Accounts LLC
                      (7) Allianz Global Investors Distributors LLC
                           (8) Allianz Global Investors Advertising Agency Inc.
                      (7) Allianz Global Investors Fund Management LLC
                  (6) PIMCO Japan Ltd.
                  (6) PIMCO Global Advisors (Ireland) Limited
                  (6) PIMCO Global Advisors LLC
                      (7) PIMCO Global Advisors (Resources) Limited
                      (7) PIMCO Australia PTY Ltd.
                      (7) PIMCO Asia PTE Ltd.
                      (7) PIMCO Europe Limited
                      (7) PIMCO Asia Limited (Hong Kong)
                  (6) Pacific Investment Management Company LLC
                      (7) StocksPLUS Management Inc.
                      (7) PIMCO Partners LLC
                      (7) PIMCO Canada Management Inc.
                      (7) PIMCO Canada Holding LLC
                           (8) PIMCO Canada Corp.
                  (6) PIMCO Luxembourg SA
                  (6) Oppenheimer Group, Inc.

          *    Filed separate financial statements with the SEC.
          ** Not required to file financial statements with the SEC because they to not sell securities products.

ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 31, 2008 there were 37,912 qualified Contract Owners and 21,995 non-qualified Contract Owners with Contracts in the separate account.

ITEM 28. INDEMNIFICATION
The Bylaws of the Insurance Company provide:
    ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
        SECTION 1. RIGHT TO INDEMNIFICATION:
        (a)Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was: (i) a director of the Corporation; or (ii) acting in the course and scope of his or her duties as an officer or employee of the Corporation; or (iii) rendering Professional Services at the request of and for the benefit of the Corporation; or (iv) serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").
        (b)Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances: (i) in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors; (ii) if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful; (iii) for acts or omissions involving intentional misconduct or knowing and culpable violation of law; (iv) for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person; (v) for any transaction for which the Indemnified Person derived an improper personal benefit; (vi) for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders; (vii) for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders; (viii) in circumstances where indemnification is prohibited by applicable law;
           (ix) in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.
        SECTION 2. SCOPE OF INDEMNIFICATION:
        (a)Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.
        (b)Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.
        (c)Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.
        SECTION 3. DEFINITIONS:
        (a)"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
        (b)"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.
        (c)"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
a. Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
                         Allianz Life Variable Account A
                      Allianz Life of NY Variable Account C

b. The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

Name                        Positions and Offices with Underwriter
----------------------      -----------------------------------------------------------------------
Robert DeChellis           Chief Manager, Chief Executive Officer, President and Governor

Thomas Burns               Governor

Angela Wilson              Chief Financial Officer and Vice President

Catherine Q. Farley        Senior Vice President

Corey J. Walther           Senior Vice President

Jeffrey W. Kletti          Senior Vice President

Wayne Peterson             Vice President and Chief Compliance Officer

Stewart D. Gregg           Vice President and Secretary

Carol Dunn                 Assistant Secretary


c.
For the period 1-1-2007 to 12-31-2007:
------------------------------------ --------------------- --------------------- --------------------- ---------------------
   NAME OF PRINCIPAL UNDERWRITER       NET UNDERWRITING      COMPENSATION ON          BROKERAGE            COMPENSATION
                                        DISCOUNTS AND
                                         COMMISSIONS            REDEMPTION           COMMISSIONS
------------------------------------ --------------------- --------------------- --------------------- ---------------------
------------------------------------ --------------------- --------------------- --------------------- ---------------------
Allianz Life Financial Services, LLC   $218,444,880.80              $0                    $0                    $0
------------------------------------ --------------------- --------------------- --------------------- ---------------------

The $218,444,880.80 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, Allianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
Not Applicable

ITEM 32. UNDERTAKINGS
a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
    (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                 REPRESENTATIONS
Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
    Section 403(b)(11) to the attention of the potential participants;
4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 24th day of April, 2008.


                                  ALLIANZ  LIFE
                                  VARIABLE  ACCOUNT  B
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ STEWART D. GREGG
                                     --------------------------------
                                          Stewart D. Gregg
                                          Senior Securities Counsel

                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By:     GARY C. BHOJWANI*
                                      ------------------------------
                                           Gary C. Bhojwani
                                    President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 24th day of April, 2008.

Signature  and  Title

Jan R. Carendi*            Director and Chairman of the Board
Jan R. Carendi

Gary C. Bhojwani*          Director, President and Chief Executive Officer
Gary C. Bhojwani

Jill E. Paterson*          Director, Executive Vice President and
Jill E. Paterson           Chief Financial Officer

Peter Huehne*              Director
Peter Huehne

Dr. Helmut Perlet*         Director
Dr. Helmut Perlet

Charles Kavitsky*          Director
Charles Kavitsky

Clement Booth*             Director
Clement Booth

Dr. Brigitte Bovermann*    Director
Dr. Brigitte Bovermann




                               *By    Power of Attorney filed as Exhibit 13
                                      to this Registration Statement


                                By: /S/ STEWART D. GREGG
                                    --------------------
                                    Stewart D. Gregg
                                    Senior Securities Counsel

                   EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 20
                                       TO
                                    FORM N-4
                       (FILE NOS. 333-82329 AND 811-05618)
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                INDEX TO EXHIBITS

EX-99.B8.a. 22c-2 Agreements
EX-99.B8.b. Form of PA-BlackRock
EX-99.B8.c. Form of ASA BlackRock
EX-99.B8.e. Davis-Amendment to PA dated 5/1/2007
EX-99.B8.j. Dreyfus-Amendment to PA dated 5/1/2007
EX-99.B8.l. Franklin-Amendment to ASA dated 7/31/2007
EX-99.B8.n. Franklin-Amendments to PA dated 5/1/2007 and 12/11/20007
EX-99.B9    Opinion and Consent of Counsel
EX-99.B10   Consent of Independent Registered Public Accounting Firm
EX-99.B13   Powers of Attorney